UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07584
Rydex Series Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Mike Byrum
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-296-5121

Date of fiscal year end:	March 31, 2010

Date of reporting period:	December 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Rydex Series Funds NQ
All-Asset Aggressive Strategy
All-Asset Conservative Strategy
All-Asset Moderate Strategy
All-Cap Opportunity
Alternative Strategies Allocation
Banking
Basic Materials
Biotechnology
Consumer Products
Electronics
Energy
Energy Services
Europe 1.25x Strategy
Financial Services
Global 130/30 Strategy
Global Market Neutral
Government Long Bond 1.2x Strategy
Health Care
High Yield Strategy
International Opportunity
Internet
Inverse Government Long Bond Strategy
Inverse High Yield Strategy
Inverse Mid-Cap Strategy
Inverse NASDAQ-100 Strategy
Inverse Russell 2000 Strategy
Inverse S&P 500 Strategy
Japan 2x Strategy
Leisure
Mid-Cap 1.5x Strategy
NASDAQ-100
Nova
Precious Metals
Real Estate
Retailing
Russell 2000
Russell 2000 1.5x Strategy
S&P 500
S&P 500 Pure Growth
S&P 500 Pure Value
S&P MidCap 400 Pure Growth
S&P MidCap 400 Pure Value
S&P SmallCap 600 Pure Growth
S&P SmallCap 600 Pure Value
Strengthening Dollar 2x Strategy
Technology
Telecommunications
Transportation
U.S. Government Money Market
Utilities
Weakening Dollar 2x Strategy

ALL-ASSET AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

MUTUAL FUNDS†† 97.9%(a)
RSF – All-Cap Opportunity Fund*	203,357	$2,446,390
Security U.S. Intermediate Bond Fund	459,662	1,861,630
Security Large Cap Value Fund	263,323	1,674,737
Security Equity Fund — Select 25 Series*	226,232	1,671,855
RSF – International Opportunity Fund	76,134	1,598,061
RSF – Global Market Neutral Fund*	53,262	1,264,441
RSF – Global 130/30 Strategy Fund	84,650	764,391
RSF – Managed Futures Strategy Fund*	24,110	646,395
Security Equity Fund — Mid Cap Value Series	18,938	526,477
Security Mid Cap Growth Fund*	75,492	512,588
RSF – Government Long Bond 1.2x Strategy Fund	41,562	457,596
RSF – Commodities Strategy Fund	23,646	387,556
RSF – Real Estate Fund	13,800	307,747
Security Equity Fund — Small Cap Value Series*	20,031	267,415
RSF – Russell 2000® Fund*	12,427	262,340
Security Equity Fund — Small Cap Growth Series*	23,483	261,605
RSF – Russell 2000® 1.5x Strategy Fund*	10,644	237,900
RSF – S&P 500 Fund	9,206	203,271
RSF – Multi-Hedge Strategies Fund*	8,907	183,209
Security Income Fund — High Yield Series	13,959	168,483
RSF – Nova Fund	6,212	111,137
RSF – Long/Short Commodities Strategy Fund*	4,322	104,025

Total MUTUAL FUNDS (Cost $14,341,642)		15,919,249

	Face
	Amount
REPURCHASE AGREEMENT† 2.1%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$336,596	336,596

Total Repurchase Agreement (Cost $336,596)		336,596

Total Investments 100.0% (Cost $14,678,238)	$16,255,845

Liabilities in Excess of Other Assets — 0.0%	$(4,913)

Net Assets — 100.0%	$16,250,932

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	A-Class shares of Affiliated Funds.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

RSF – Rydex Series Funds.

 1

ALL-ASSET CONSERVATIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

MUTUAL FUNDS†† 92.8%(a)
Security U.S. Intermediate Bond Fund	713,673	$2,890,378
RSF – All-Cap Opportunity Fund*	187,726	2,258,343
Security Income Fund — High Yield Series	138,639	1,673,379
RSF – Managed Futures Strategy Fund*	50,833	1,362,829
RSF – Global Market Neutral Fund*	55,187	1,310,131
RSF – Government Long Bond 1.2x Strategy Fund	116,801	1,285,975
RSF – Global 130/30 Strategy Fund	85,362	770,820
Security Large Cap Value Fund	119,321	758,882
Security Equity Fund — Select 25 Series*	101,965	753,524
RSF – International Opportunity Fund	30,962	649,901
Security Equity Fund — Mid Cap Value Series	8,522	236,914
Security Mid Cap Growth Fund*	33,151	225,094
RSF – Long/Short Commodities Strategy Fund*	4,678	112,607
Security Equity Fund — Small Cap Growth Series*	6,849	76,301
Security Equity Fund — Small Cap Value Series*	5,614	74,949
RSF – Commodities Strategy Fund	4,089	67,016
RSF – Multi-Hedge Strategies Fund*	3,222	66,273
RSF – Real Estate Fund	1,867	41,643

Total MUTUAL FUNDS (Cost $13,483,337)		14,614,959

	Face
	Amount
REPURCHASE AGREEMENT† 7.1%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$1,123,555	1,123,555

Total Repurchase Agreement (Cost $1,123,555)		1,123,555

Total Investments 99.9% (Cost $14,606,892)	$15,738,514

Other Assets in Excess of Liabilities — 0.1%	$14,076

Net Assets — 100.0%	$15,752,590

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	A-Class shares of Affiliated Funds.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

RSF – Rydex Series Funds

 1

ALL-ASSET MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

MUTUAL FUNDS 95.3%(a)
Security U.S. Intermediate Bond Fund	1,664,501	$6,741,230
RSF – All-Cap Opportunity Fund*	510,380	6,139,874
RSF – Global Market Neutral Fund*	129,224	3,067,783
RSF – International Opportunity Fund	140,476	2,948,595
Security Large Cap Value Fund	373,538	2,375,701
Security Equity Fund — Select 25 Series*	320,653	2,369,629
RSF – Government Long Bond 1.2x Strategy Fund	195,820	2,155,981
RSF – Managed Futures Strategy Fund*	75,421	2,022,035
RSF – Global 130/30 Strategy Fund	198,685	1,794,122
Security Income Fund — High Yield Series	121,476	1,466,221
RSF – Long/Short Commodities Strategy Fund*	34,433	828,814
Security Equity Fund — Mid Cap Value Series	24,790	689,166
Security Mid Cap Growth Fund*	97,883	664,627
RSF – Commodities Strategy Fund	33,792	553,844
RSF – Russell 2000® Fund*	14,939	315,360
RSF – Multi-Hedge Strategies Fund*	14,500	298,267
Security Equity Fund — Small Cap Growth Series*	24,514	273,085
Security Equity Fund — Small Cap Value Series*	20,080	268,067
RSF – Russell 2000® 1.5x Strategy Fund*	10,146	226,768
RSF – S&P 500 Fund	8,100	178,847
RSF – Nova Fund	4,702	84,123

Total MUTUAL FUNDS (Cost $31,939,237)		35,462,139

	Face
	Amount
REPURCHASE AGREEMENT† 4.6%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	1,704,932	1,704,932

Total Repurchase Agreement (Cost $1,704,932)		1,704,932

Total Investments 99.9% (Cost $33,644,169)	$37,167,071

Other Assets in Excess of Liabilities — 0.1%	$21,227

Net Assets — 100.0%	$37,188,379

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	A-Class shares of Affiliated Funds.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

RSF – Rydex Series Funds

 1

ALL-CAP OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5% (a)

INFORMATION TECHNOLOGY 28.5%
Google, Inc. — Class A*	7,700	$4,773,846
Apple, Inc.*	16,400	3,458,104
International Business Machines Corp.	23,600	3,089,240
Hewlett-Packard Co.	52,500	2,704,275
eBay, Inc.*	80,700	1,899,678
Intel Corp.	89,700	1,829,880
Yahoo!, Inc.*	98,200	1,647,796
Visa, Inc.	18,500	1,618,010
EMC Corp.*	82,100	1,434,287
Infosys Technologies Ltd. — SP ADR	25,400	1,403,858
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	116,600	1,333,904
MasterCard, Inc.	5,200	1,331,096
Accenture PLC — Class A	30,300	1,257,450
Dell, Inc.*	82,400	1,183,264
Baidu, Inc. — SP ADR*	2,800	1,151,444
Automatic Data Processing, Inc.	26,400	1,130,448
Texas Instruments, Inc.	37,900	987,674
NetApp, Inc.*	26,800	921,652
Cognizant Technology Solutions Corp. — Class A*	20,300	919,590
Fidelity National Information Services, Inc.	38,830	910,175
Akamai Technologies, Inc.*	33,700	853,621
Western Digital Corp.*	18,800	830,020
Western Union Co.	43,700	823,745
Seagate Technology	45,100	820,369
Paychex, Inc.	26,500	811,960
VeriSign, Inc.*	32,200	780,528
SanDisk Corp.*	26,100	756,639
Equinix, Inc.*	7,100	753,665
Applied Materials, Inc.	53,700	748,578
Computer Sciences Corp.*	12,500	719,125
ASML Holding N.V.	19,800	674,982
Marvell Technology Group Ltd.*	31,400	651,550
Rackspace Hosting, Inc.*	30,500	635,925
Broadcom Corp. — Class A*	20,200	635,290
Fiserv, Inc.*	13,100	635,088
MercadoLibre, Inc.*	12,100	627,627
Affiliated Computer Services, Inc. — Class A*	10,100	602,869

		Market
	Shares	Value

Sun Microsystems, Inc.*	64,000	$599,680
NVIDIA Corp.*	31,500	588,420
Amdocs, Ltd.*	20,100	573,453
Teradata Corp.*	18,100	568,883
Micron Technology, Inc.*	53,163	561,401
IAC/InterActiveCorp*	27,000	552,960
Global Payments, Inc.	9,800	527,828
Analog Devices, Inc.	16,600	524,228
Sohu.com, Inc.*	8,100	463,968
Linear Technology Corp.	15,100	461,154
Xilinx, Inc.	18,400	461,104
Advanced Micro Devices, Inc.*	46,700	452,056
Altera Corp.	19,600	443,548
KLA-Tencor Corp.	11,600	419,456
QLogic Corp.*	20,500	386,835
j2 Global Communications, Inc.*	15,500	315,425
Digital River, Inc.*	11,012	297,214
Diebold, Inc.	10,400	295,880
ValueClick, Inc.*	29,000	293,480
NCR Corp.*	23,800	264,894
Maxim Integrated Products, Inc.	12,800	259,840
SAIC, Inc.*	10,700	202,658
STEC, Inc.*	8,600	140,524

Total Information Technology		57,002,141

MATERIALS 16.6%
International Paper Co.	135,400	3,626,012
Weyerhaeuser Co.	65,100	2,808,414
MeadWestvaco Corp.	84,800	2,427,824
BHP Billiton Ltd. — SP ADR	29,100	2,228,478
Domtar Corp.*	37,308	2,067,236
Vale SA — SP ADR	65,800	1,910,174
Rio Tinto PLC — SP ADR	8,400	1,809,276
ArcelorMittal	37,200	1,701,900
Schweitzer-Mauduit International, Inc.	20,300	1,428,105
Barrick Gold Corp.	30,000	1,181,400
Freeport-McMoRan Copper & Gold, Inc.	14,300	1,148,147
Goldcorp, Inc.	24,900	979,566
Southern Copper Corp.	29,700	977,427
Clearwater Paper Corp.*	17,500	961,975
Louisiana-Pacific Corp.*	132,200	922,756
Newmont Mining Corp.	19,100	903,621
Alcoa, Inc.	49,300	794,716
Wausau Paper Corp.	65,840	763,744
Gerdau SA — SP ADR	44,400	756,132
Nucor Corp.	15,800	737,070

 1

ALL-CAP OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

AngloGold Ashanti Ltd. — SP ADR	17,300	$695,114
Glatfelter	56,200	682,830
Deltic Timber Corp.	14,685	678,154
Kinross Gold Corp.	33,000	607,200
Agnico-Eagle Mines Ltd.	8,900	480,600

Total Materials		33,277,871

CONSUMER DISCRETIONARY 15.5%
Amazon.com, Inc.*	36,600	4,923,432
Johnson Controls, Inc.	96,500	2,628,660
Priceline.com, Inc.*	10,300	2,250,550
Liberty Media Corp. - Interactive*	195,000	2,113,800
Expedia, Inc.*	57,500	1,478,325
Magna International, Inc. — Class A	29,200	1,476,936
BorgWarner, Inc.	36,600	1,215,852
Autoliv, Inc.	27,500	1,192,400
Goodyear Tire & Rubber Co.*	79,000	1,113,900
TRW Automotive Holdings Corp.*	43,000	1,026,840
HSN, Inc.*	50,319	1,015,941
Netflix, Inc.*	17,900	987,006
Gentex Corp.	54,600	974,610
Federal Mogul Corp. — Class A*	48,200	833,860
WABCO Holdings, Inc.	31,200	804,648
Dana Holding Corp.*	68,700	744,708
Blue Nile, Inc.*	11,100	702,963
Cooper Tire & Rubber Co.	34,100	683,705
Ticketmaster Entertainment, Inc.*	55,550	678,821
NutriSystem, Inc.	21,535	671,246
Tenneco, Inc.*	34,900	618,777
ArvinMeritor, Inc.*	48,700	544,466
Fuel Systems Solutions, Inc.*	12,500	515,500
Exide Technologies*	63,800	453,618
Shutterfly, Inc.*	24,757	440,922
PetMed Express, Inc.	18,300	322,629
Overstock.com, Inc.*	22,700	307,812
Drew Industries, Inc.*	11,200	231,280
Stamps.com, Inc.*	20,159	181,431

Total Consumer Discretionary		31,134,638

HEALTH CARE 9.3%
Cerner Corp.*	52,500	4,328,100
IMS Health, Inc.	144,200	3,036,852

		Market
	Shares	Value

Allscripts Healthcare Solutions, Inc.*	149,800	$3,030,454
athenahealth, Inc.*	41,900	1,895,556
Eclipsys Corp.*	91,000	1,685,320
MedAssets, Inc.*	76,000	1,611,960
Phase Forward, Inc.*	70,500	1,082,175
Computer Programs & Systems, Inc.	22,100	1,017,705
Omnicell, Inc.*	72,109	842,954

Total Health Care		18,531,076

FINANCIALS 7.4%
American Express Co.	104,600	4,238,392
Capital One Financial Corp.	65,800	2,522,772
Discover Financial Services	118,600	1,744,606
SLM Corp.*	128,200	1,444,814
AmeriCredit Corp.*	51,600	982,464
Cash America International, Inc.	18,000	629,280
Ezcorp, Inc.*	31,700	545,557
First Cash Financial Services, Inc.*	22,400	497,056
Nelnet, Inc. — Class A	28,400	489,332
World Acceptance Corp.*	13,400	480,122
Dollar Financial Corp.*	19,900	470,834
Cardtronics, Inc.*	36,800	407,376
Advance America Cash Advance Centers, Inc.	61,300	340,828

Total Financials		14,793,433

CONSUMER STAPLES 7.2%
Avon Products, Inc.	82,900	2,611,350
Estee Lauder Companies, Inc. — Class A	37,500	1,813,500
Mead Johnson Nutrition Co. - Class A	32,100	1,402,770
Alberto-Culver Co.	44,200	1,294,618
NBTY, Inc.*	28,700	1,249,598
Herbalife Ltd.	28,700	1,164,359
Nu Skin Enterprises, Inc.	35,800	961,946
Bare Escentuals, Inc.*	62,400	763,152
Revlon, Inc.*	37,400	636,174
Prestige Brands Holdings, Inc. — Class A*	64,000	503,040
Medifast, Inc.*	16,400	501,512
American Oriental Bioengineering, Inc.*	105,900	492,435
Elizabeth Arden, Inc.*	33,100	477,964
China-Biotics, Inc.*	29,600	457,912

 2

ALL-CAP OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Total Consumer Staples		$14,330,330

ENERGY 6.9%
Schlumberger Ltd.	32,300	2,102,407
Halliburton Co.	41,300	1,242,717
Transocean Ltd.*	14,700	1,217,160
Tenaris SA — SP ADR	28,000	1,194,200
National-Oilwell Varco, Inc.	23,100	1,018,479
Diamond Offshore Drilling, Inc.	8,900	875,938
Weatherford International Ltd.*	48,600	870,426
Baker Hughes, Inc.	20,800	841,984
Noble Corp.	19,000	773,300
Cameron International Corp.*	18,300	764,940
FMC Technologies, Inc.*	10,900	630,456
Smith International, Inc.	22,800	619,476
Nabors Industries Ltd.*	26,700	584,463
Ensco International PLC — SP ADR	14,100	563,154
Pride International, Inc.*	17,400	555,234

Total Energy		13,854,334

UTILITIES 6.0%
Dominion Resources, Inc.	33,800	1,315,496
Public Service Enterprise Group, Inc.	33,800	1,123,850
PG&E Corp.	24,900	1,111,785
Sempra Energy	18,200	1,018,836
Consolidated Edison, Inc.	21,400	972,202
Xcel Energy, Inc.	39,900	847,077
DTE Energy Co.	16,700	727,953
Ameren Corp.	25,400	709,930
Wisconsin Energy Corp.	13,300	662,739
CenterPoint Energy, Inc.	45,200	655,852
SCANA Corp.	15,700	591,576
MDU Resources Group, Inc.	24,600	580,560
NiSource, Inc.	36,600	562,908
NSTAR	14,900	548,320
OGE Energy Corp.	14,100	520,290

Total Utilities		11,949,374

INDUSTRIALS 2.1%
Delta Air Lines, Inc.*	64,200	730,596
Southwest Airlines Co.	61,800	706,374
Continental Airlines, Inc. — Class B*	21,700	388,864

		Market
	Shares	Value

UAL Corp.*	30,000	$387,300
AMR Corp.*	49,900	385,727
Copa Holdings SA	5,400	294,138
JetBlue Airways Corp.*	52,200	284,490
Alaska Air Group, Inc.*	7,500	259,200
SkyWest, Inc.	13,300	225,036
Allegiant Travel Co.*	4,700	221,699
US Airways Group, Inc.*	43,700	211,508
AirTran Holdings, Inc.*	37,400	195,228

Total Industrials		4,290,160

Total Common Stocks
(Cost $164,681,931)		199,163,357

	Face
	Amount
REPURCHASE AGREEMENTS†1.4%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$1,006,572	1,006,572
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	824,661	824,661
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	699,005	699,005
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	242,547	242,547

Total Repurchase Agreements
(Cost $2,772,785)		2,772,785

Total Investments 100.9%
(Cost $167,454,716)		$201,936,142

Liabilities in Excess of Other Assets – (0.9)%		$(1,733,653)

Net Assets – 100.0%		$200,202,489

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR — American Depository Receipt.

 3

ALTERNATIVE STRATEGIES ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

CURRENCY EXCHANGE TRADED FUND 18.6%(a)
PowerShares DB G10 Currency Harvest Fund*	304,392	$7,165,388

Total Currency Exchange Traded Fund (Cost $7,091,065)		7,165,388

MUTUAL FUNDS† 80.9%(a)
RSF – Managed Futures Strategy Fund*	378,834	10,156,544
RSF – Multi-Hedge Strategies Fund*	397,769	8,182,099
RSF – Global Market Neutral Fund*	320,387	7,605,999
RSF – Long/Short Commodities Strategy Fund*	107,715	2,592,705
RSF – Real Estate Fund	67,349	1,501,873
RSF – Commodities Strategy Fund	64,230	1,052,732

Total Mutual Funds (Cost $30,595,576)		31,091,952

Total Investments 99.5% (Cost $37,686,641)		$38,257,340

Other Assets in Excess of Liabilities — 0.5%		$177,143

Net Assets — 100.0%		$38,434,483

*	Non-Income Producing Security.

†	A- Class shares of Affiliated Funds.

(a)	Value determined based on Level 1 inputs.

RSF – Rydex Series Funds

 1

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%(a)

Bank of New York Mellon Corp.	10,403	$290,972
Wells Fargo & Co.	10,611	286,391
JPMorgan Chase & Co.	6,867	286,148
U.S. Bancorp	12,699	285,854
Bank of America Corp.	18,613	280,312
PNC Financial Services Group, Inc.	5,247	276,989
BB&T Corp.	10,171	258,038
SunTrust Banks, Inc.	9,623	195,251
M&T Bank Corp.	2,649	177,192
Fifth Third Bancorp	17,840	173,940
Hudson City Bancorp, Inc.	12,343	169,469
Itau Unibanco Holding SA — SP ADR	7,198	164,402
New York Community Bancorp, Inc.	10,733	155,736
Regions Financial Corp.	28,947	153,130
People’s United Financial, Inc.	8,936	149,231
KeyCorp	24,938	138,406
Comerica, Inc.	4,573	135,224
Banco Bradesco SA — SP ADR	6,110	133,626
TFS Financial Corp.	10,134	123,027
Toronto-Dominion Bank	1,853	116,220
HSBC Holdings PLC — SP ADR	1,945	111,040
Commerce Bancshares, Inc.	2,842	110,042
Cullen/Frost Bankers, Inc.	2,177	108,850
First Horizon National Corp.*	7,917	106,082
Marshall & Ilsley Corp.	19,385	105,648
First Niagara Financial Group, Inc.	7,356	102,322
City National Corp.	2,196	100,138
Bank of Hawaii Corp.	1,993	93,791
Washington Federal, Inc.	4,743	91,730
Banco Santander Central Hispano SA — SP ADR	5,533	90,962
Valley National Bancorp	6,396	90,375
BancorpSouth, Inc.	3,744	87,834
Prosperity Bancshares, Inc.	2,122	85,877
Bank of Montreal	1,607	85,299
SVB Financial Group*	2,039	85,006
TCF Financial Corp.	6,100	83,082
Zions Bancorporation	6,453	82,792
FirstMerit Corp.	4,050	81,567
Westamerica Bancorporation	1,441	79,788
East-West Bancorp, Inc.	4,922	77,768
Fulton Financial Corp.	8,810	76,823

		Market
	Shares	Value

Trustmark Corp.	3,384	$76,275
Associated Banc-Corp.	6,785	74,703
Signature Bank*	2,220	70,818
Astoria Financial Corp.	5,669	70,466
NewAlliance Bancshares, Inc.	5,862	70,403
Umpqua Holding Corp.	5,191	69,611
Royal Bank of Canada	1,288	68,972
Old National Bancorp	5,350	66,500
MB Financial Corp.	3,190	62,907
CVB Financial Corp.	7,074	61,119
Credit Suisse Group AG — SP ADR	1,210	59,484
UBS AG- SP ADR*	3,717	57,651
Wilmington Trust Corp.	4,660	57,504
MGIC Investment Corp.*	9,661	55,841
Webster Financial Corp.	4,693	55,706
Barclays PLC — SP ADR	3,126	55,018
National Penn Bancshares, Inc.	9,408	54,472
Radian Group, Inc.	7,210	52,705
Deutsche Bank AG— SP ADR	713	50,559
PrivateBancorp, Inc.	5,573	49,990
Cathay General Bancorp	5,600	42,280

Total Common Stocks (Cost $4,684,881)		7,169,358

	Face
	Amount
REPURCHASE AGREEMENT† 0.5%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$35,711	35,711

Total Repurchase Agreement (Cost $35,711)		35,711

Total Investments 100.0% (Cost $4,720,592)		$7,205,069

Other Assets in Excess of Liabilities — 0.0%		$2,123

Net Assets — 100.0%		$7,207,192

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR — American Depository Receipt.

 1

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%(a)

BHP Billiton Ltd. — SP ADR	34,681	$2,655,871
Monsanto Co.	29,827	2,438,357
Barrick Gold Corp.	58,846	2,317,356
Vale SA — SP ADR	79,519	2,308,437
Freeport-McMoRan Copper & Gold, Inc. *	27,749	2,227,967
Dow Chemical Co.	76,140	2,103,748
Potash Corporation of Saskatchewan	19,078	2,069,963
E.I. du Pont de Nemours and Co.	61,227	2,061,513
Goldcorp, Inc.	51,929	2,042,887
The Mosaic Co.	33,207	1,983,454
Southern Copper Corp.	60,098	1,977,825
Praxair, Inc.	22,415	1,800,149
Newmont Mining Corp.	37,772	1,786,993
Alcoa, Inc.	94,802	1,528,208
Air Products & Chemicals, Inc.	18,640	1,510,958
Nucor Corp.	30,873	1,440,225
International Paper Co.	46,667	1,249,742
Ecolab, Inc.	26,481	1,180,788
PPG Industries, Inc.	19,434	1,137,666
Agnico-Eagle Mines Ltd.	20,486	1,106,244
Weyerhaeuser Co.	25,589	1,103,910
United States Steel Corp.	19,733	1,087,683
Rio Tinto PLC — SP ADR	4,874	1,049,811
Vulcan Materials Co.	18,245	960,964
Gerdau SA — SP ADR	55,000	936,650
Cliffs Natural Resources, Inc	19,675	906,821
Sigma-Aldrich Corp.	17,847	901,809
Cia Siderurgica Nacional SA — SP ADR	27,600	881,268
Owens-Illinois, Inc.*	26,538	872,304
MeadWestvaco Corp.	28,777	823,886
Lubrizol Corp.	11,082	808,432
Teck Cominco Ltd. — Class B*	23,100	807,807
Ball Corp.	15,545	803,677
ArcelorMittal	17,303	791,612
CF Industries Holdings, Inc.	8,620	782,524
Allegheny Technologies, Inc.	17,398	778,908
Celanese Corp.	24,252	778,489
Eastman Chemical Co.	12,727	766,675
Walter Industries, Inc.	9,830	740,297
Crown Holdings, Inc.*	28,757	735,604
Martin Marietta Materials, Inc.	8,176	731,016
Airgas, Inc.	15,320	729,232
FMC Corp.	13,064	728,449
Steel Dynamics, Inc.	40,563	718,776

		Market
	Shares	Value

AngloGold Ashanti Ltd. — SP ADR	17,424	$700,096
Nalco Holding Co.	27,068	690,505
Sealed Air Corp.	31,050	678,753
Albemarle Corp.	18,554	674,809
Kinross Gold Corp.	36,585	673,164
International Flavors & Fragrances, Inc.	16,096	662,189
Terra Industries, Inc.	20,353	655,163
Reliance Steel & Aluminum Co.	14,999	648,257
Pactiv Corp.*	26,653	643,403
Bemis Co.	21,455	636,141
Ashland, Inc.	15,782	625,283
Sonoco Products Co.	21,219	620,656
Cemex SA de CV — SP ADR*	52,227	617,323
Valspar Corp.	22,062	598,763
RPM International, Inc.	29,208	593,799
Huntsman Corp.	52,500	592,725
AK Steel Holding Corp.	27,463	586,335
Agrium, Inc.	9,493	583,820
Greif, Inc. — Class A	10,800	582,984
Scotts Miracle-Gro Co. — Class A	14,814	582,338
Domtar Corp.*	10,400	576,264
Titanium Metals Corp.*	45,670	571,788
Sociedad Quimica y Minera de Chile SA — SP ADR	15,056	565,654
Cia de Minas Buenaventura SA — SP ADR	16,885	565,141
Silgan Holdings, Inc.	9,730	563,172
Intrepid Potash, Inc.*	19,257	561,727
Packaging Corporation of America	24,241	557,785
Compass Minerals International, Inc.	8,159	548,203
Gold Fields Ltd. — SP ADR	41,440	543,278
Yamana Gold, Inc.	47,441	539,879
Temple-Inland, Inc.	25,571	539,804
Royal Gold, Inc.	10,973	516,828
Rock-Tenn Co. — Class A	10,074	507,830
W.R. Grace & Co.*	19,900	504,465
Randgold Resources Ltd. — SP ADR	6,367	503,757
NewMarket Corp.	4,300	493,511
Rockwood Holdings, Inc.*	20,900	492,404
Cytec Industries, Inc.	13,492	491,379
Cabot Corp.	18,076	474,134
Commercial Metals Co.	30,020	469,813
Century Aluminum Co.*	28,900	467,891
Eldorado Gold Corp.*	32,990	467,468
IAMGOLD Corp.	29,649	463,710

 1

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Ivanhoe Mines Ltd/CA Ltd.*	31,600	$461,676
Solutia, Inc.*	36,000	457,200
Hecla Mining Co.*	73,500	454,230
Coeur d’Alene Mines Corp.*	24,300	438,858
Silver Wheaton Corp.*	28,595	429,497
Olin Corp.	24,399	427,471
Harmony Gold Mining Company Ltd. — SP ADR	39,191	398,573
Pan American Silver Corp.*	11,384	271,053
Silver Standard Resources, Inc.*	10,900	238,383

Total Common Stocks (Cost $59,118,816)		85,364,287

	Face
	Amount
REPURCHASE AGREEMENT † 0.1% (b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$69,664	69,664

Total Repurchase Agreement (Cost $69,664)		69,664

Total Investments 99.6% (Cost $59,188,480)		$85,433,951

Other Assets in Excess of Liabilities – 0.4%		$338,156

Net Assets – 100.0%		$85,772,107

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR — American Depository Receipt

 2

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6% (a)

Amgen, Inc.*	139,578	$7,895,928
Gilead Sciences, Inc.*	147,264	6,373,586
Celgene Corp.*	98,306	5,473,678
Biogen Idec, Inc.*	78,681	4,209,434
Genzyme Corp.*	76,293	3,739,120
Human Genome Sciences, Inc.*	86,203	2,637,812
Cephalon, Inc.*	41,991	2,620,658
Vertex Pharmaceuticals, Inc.*	60,502	2,592,511
Dendreon Corp.*	73,364	1,928,006
United Therapeutics Corp.*	32,226	1,696,699
Myriad Genetics, Inc.*	64,623	1,686,660
Onyx Pharmaceuticals, Inc.*	50,877	1,492,731
Alexion Pharmaceuticals, Inc.*	29,550	1,442,631
Amylin Pharmaceuticals, Inc.*	99,022	1,405,122
OSI Pharmaceuticals, Inc.*	45,008	1,396,598
Isis Pharmaceuticals, Inc.*	102,672	1,139,659
Incyte Corp.*	122,400	1,115,064
Cubist Pharmaceuticals, Inc.*	57,419	1,089,238
Savient Pharmaceuticals, Inc.*	75,025	1,021,090
Acorda Therapeutics, Inc.*	40,352	1,017,678
BioMarin Pharmaceuticals, Inc.*	51,296	964,878
PDL BioPharma, Inc.	133,020	912,517
Regeneron Pharmaceuticals, Inc.*	31,907	771,511
MannKind Corp.*	77,000	674,520
Allos Therapeutics, Inc.*	91,400	600,498
BioCryst Pharmaceuticals, Inc.*	89,286	576,788
AMAG Pharmaceuticals, Inc.*	14,700	559,041
Geron Corp.*	90,413	501,792
Alkermes, Inc.*	52,436	493,423

Total Common Stocks (Cost $29,448,436)		58,028,871

	Face
	Amount
REPURCHASE AGREEMENT † 0.7% (b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$420,366	420,366

Total Repurchase Agreement (Cost $420,366)		420,366

Total Investments 100.3% (Cost $29,868,802)		$58,449,237

Liabilities in Excess of Other Assets – (0.3)%		$(156,794)

Net Assets – 100.0%		$58,292,443

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 1

CONSUMER PRODUCTS
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9% (a)

Procter & Gamble Co.	194,131	$11,770,163
Coca-Cola Co.	181,143	10,325,151
PepsiCo, Inc.	143,769	8,741,155
Philip Morris International, Inc.	175,853	8,474,356
Colgate-Palmolive Co.	69,429	5,703,592
Kraft Foods, Inc.	209,042	5,681,762
Altria Group, Inc.	288,821	5,669,556
Kimberly-Clark Corp.	71,937	4,583,106
General Mills, Inc.	60,680	4,296,751
Archer-Daniels-Midland Co.	130,177	4,075,842
Kellogg Co.	76,160	4,051,712
Sysco Corp.	130,860	3,656,228
Reynolds American, Inc.	66,094	3,500,999
Avon Products, Inc.	106,144	3,343,536
H.J. Heinz Co.	77,120	3,297,651
Kroger Co.	159,333	3,271,106
Lorillard, Inc.	40,414	3,242,415
Campbell Soup Co.	91,486	3,092,227
ConAgra Foods, Inc.	126,375	2,912,944
Coca-Cola Enterprises, Inc.	136,529	2,894,415
Estee Lauder Companies, Inc. — Class A	57,493	2,780,361
Mead Johnson Nutrition Co. - Class A	62,360	2,725,132
Molson Coors Brewing Co. — Class B	58,522	2,642,854
Bunge Ltd.	41,395	2,642,243
Safeway, Inc.	123,933	2,638,534
Sara Lee Corp.	215,281	2,622,123
Clorox Co.	42,319	2,581,459
Brown-Forman Corp. — Class B	47,596	2,549,718
Pepsi Bottling Group, Inc.	67,987	2,549,512
Hershey Co.	70,242	2,513,961
J.M. Smucker Co.	39,976	2,468,518
Dr Pepper Snapple Group, Inc.	84,068	2,379,124
Cia de Bebidas das Americas — SP ADR	22,800	2,304,852
Unilever NV	68,448	2,212,924
Hormel Foods Corp.	53,178	2,044,694
Diageo PLC — SP ADR	28,667	1,989,776
McCormick & Company, Inc.	53,884	1,946,829
Tyson Foods, Inc. — Class A	157,525	1,932,832
Church & Dwight Company, Inc.	31,135	1,882,111
Fomento Economico Mexicano SA de CV	39,200	1,876,896
Energizer Holdings, Inc.*	30,379	1,861,625

		Market
	Shares	Value

Green Mountain Coffee Roasters, Inc.*	22,313	$1,817,840
Whole Foods Market, Inc.*	64,013	1,757,157
Constellation Brands, Inc. — Class A*	107,388	1,710,691
PepsiAmericas, Inc.	58,100	1,700,006
Hansen Natural Corp.*	44,243	1,698,931
Ralcorp Holdings, Inc.*	27,962	1,669,611
Alberto-Culver Co.	52,900	1,549,441
SUPERVALU, Inc.	116,372	1,479,088
NBTY, Inc.*	33,900	1,476,006
Smithfield Foods, Inc.*	92,700	1,408,113
Herbalife Ltd.	34,500	1,399,665
Del Monte Foods Co.	121,440	1,377,130
Corn Products International, Inc.	45,600	1,332,888
Flowers Foods, Inc.	55,900	1,328,184
Central European Distribution Corp.*	45,900	1,304,019
Tootsie Roll Industries, Inc.	43,800	1,199,244
Casey’s General Stores, Inc.	36,400	1,161,888
Nu Skin Enterprises, Inc.	42,800	1,150,036
Fresh Del Monte Produce, Inc.*	50,200	1,109,420
TreeHouse Foods, Inc.*	27,600	1,072,536
Lancaster Colony Corp.	21,500	1,068,550
Bare Escentuals, Inc.*	76,300	933,149

Total Common Stocks (Cost $168,732,786)		182,434,338

WARRANTS 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	125	8

Total Warrants (Cost $-)		8

	Face
	Amount
REPURCHASE AGREEMENT†0.3% (b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$516,055	516,055

Total Repurchase Agreement (Cost $516,055)		516,055

Total Investments 100.2% (Cost $169,248,841)		$182,950,401

Liabilities in Excess of Other Assets – (0.2)%		$(394,437)

Net Assets – 100.0%		$182,555,964

*	Non-Income Producing Security

 1

CONSUMER PRODUCTS
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs

(b)	Value determined based on Level 2 inputs

ADR — American Depository Receipt.

 2

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.8%(a)

Intel Corp.	505,444	$10,311,058
Texas Instruments, Inc.	210,321	5,480,965
Applied Materials, Inc.	297,937	4,153,242
Broadcom Corp. — Class A*	116,749	3,671,756
Marvell Technology Group Ltd.*	168,804	3,502,683
NVIDIA Corp.*	169,608	3,168,277
Micron Technology, Inc.*	291,858	3,082,020
Analog Devices, Inc.	91,485	2,889,096
Xilinx, Inc.	100,013	2,506,326
Linear Technology Corp.	81,660	2,493,896
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	215,473	2,465,011
Altera Corp.	108,552	2,456,532
Advanced Micro Devices, Inc.*	253,016	2,449,195
Maxim Integrated Products, Inc.	117,672	2,388,742
KLA-Tencor Corp.	65,147	2,355,715
Cree, Inc.*	41,770	2,354,575
Microchip Technology, Inc.	75,447	2,192,490
Lam Research Corp.*	54,508	2,137,259
LSI Logic Corp.*	325,773	1,957,896
ON Semiconductor Corp.*	216,989	1,911,673
National Semiconductor Corp.	118,728	1,823,662
MEMC Electronic Materials, Inc.*	127,973	1,742,992
Rambus, Inc.*	65,030	1,586,732
Varian Semiconductor Equipment Associates, Inc.*	43,397	1,557,084
Skyworks Solutions, Inc.*	107,611	1,527,000
Atheros Communications, Inc.*	43,620	1,493,549
Silicon Laboratories, Inc.*	29,833	1,442,127
Novellus Systems, Inc.*	60,008	1,400,587
PMC — Sierra, Inc.*	156,047	1,351,367
Intersil Corp. — Class A	87,618	1,344,060
Teradyne, Inc.*	123,883	1,329,265
ASML Holding N.V.	35,917	1,224,410
Cypress Semiconductor Corp.*	115,339	1,217,980
Microsemi Corp.*	64,811	1,150,395
Fairchild Semiconductor International, Inc.*	110,419	1,103,086
Veeco Instruments, Inc.*	32,860	1,085,694
Integrated Device Technology, Inc.*	157,574	1,019,504
Cymer, Inc.*	26,329	1,010,507
Formfactor, Inc.*	46,216	1,005,660
Tessera Technologies, Inc.*	42,002	977,387
Cavium Networks, Inc.*	40,480	964,638
Netlogic Microsystems, Inc.*	20,595	952,725

		Market
	Shares	Value

OmniVision Technologies, Inc.*	59,890	$870,202
Amkor Technology, Inc.*	104,801	750,375
Triquint Semiconductor, Inc.*	100,953	605,718
Applied Micro Circuits Corp.*	74,280	554,872
Semtech Corp.*	28,668	487,643

Total Common Stocks (Cost $88,874,491)		95,507,628

	Face
	Amount
REPURCHASE AGREEMENT† 0.5%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$525,161	525,161

Total Repurchase Agreement (Cost $525,161)		525,161

Total Investments 100.3% (Cost $89,399,652)		$96,032,789

Liabilities in Excess of Other Assets — (0.3)%		$(263,212)

Net Assets — 100.0%		$95,769,577

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 1

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%(a)

Exxon Mobil Corp.	61,909	$4,221,575
Chevron Corp.	38,150	2,937,168
Schlumberger Ltd.	32,725	2,130,070
ConocoPhillips	40,554	2,071,093
Occidental Petroleum Corp.	23,970	1,949,959
Petroleo Brasileiro SA	35,465	1,690,971
Apache Corp.	13,699	1,413,326
Devon Energy Corp.	18,737	1,377,169
Anadarko Petroleum Corp.	21,088	1,316,313
Transocean Ltd.*	14,742	1,220,638
XTO Energy, Inc.	26,203	1,219,226
Halliburton Co.	40,256	1,211,303
EOG Resources, Inc.	12,299	1,196,693
Marathon Oil Corp.	35,833	1,118,706
Hess Corp.	17,954	1,086,217
National-Oilwell Varco, Inc.	22,857	1,007,765
Southwestern Energy Co.*	20,408	983,666
Chesapeake Energy Corp.	37,715	976,064
Suncor Energy, Inc.	25,532	901,535
Weatherford International Ltd.*	48,887	875,566
Diamond Offshore Drilling, Inc.	8,883	874,265
Spectra Energy Corp.	41,921	859,800
Williams Companies, Inc.	39,614	835,063
Peabody Energy Corp.	18,322	828,338
Noble Energy, Inc.	11,565	823,659
Baker Hughes, Inc.	20,302	821,825
Royal Dutch Shell PLC — SP ADR	13,542	814,010
BP PLC — SP ADR	14,036	813,667
Noble Corp.	19,006	773,544
Cameron International Corp.*	18,442	770,876
Canadian Natural Resources Ltd.	10,675	768,066
Murphy Oil Corp.	14,086	763,461
Total SA — SP ADR	11,516	737,485
Consol Energy, Inc.	14,775	735,795
Valero Energy Corp.	43,158	722,896
Range Resources Corp.	13,217	658,867
FMC Technologies, Inc.*	10,893	630,051
PetroHawk Energy Corp.*	26,217	628,946
El Paso Corp.	63,500	624,205
Tenaris SA — SP ADR	14,283	609,170
Smith International, Inc.	22,413	608,961
Newfield Exploration Co.*	12,551	605,335
EnCana Corp.	18,508	599,474
Nabors Industries Ltd.*	26,682	584,069
Pioneer Natural Resources Co.	11,970	576,595
Pride International, Inc.*	17,412	555,617

		Market
	Shares	Value

Ensco International PLC — SP ADR	13,825	$552,171
BJ Services Co.	29,150	542,190
Alpha Natural Resources, Inc.*	12,218	530,017
Talisman Energy, Inc.	28,266	526,878
Cimarex Energy Co.	9,488	502,579
EXCO Resources, Inc.	23,643	501,941
Cabot Oil & Gas Corp.	11,485	500,631
Helmerich & Payne, Inc.	12,177	485,619
Denbury Resources, Inc.*	31,634	468,183
Plains Exploration & Production Co.*	16,875	466,763
Arch Coal, Inc.	20,869	464,335
Concho Resources, Inc.*	10,300	462,470
Massey Energy Co.	11,000	462,110
Whiting Petroleum Corp.*	6,399	457,337
Nexen, Inc.	18,102	433,181
Cameco Corp.	13,403	431,175
Oceaneering International, Inc.*	7,341	429,595
Sunoco, Inc.	16,053	418,983
Southern Union Co.	17,551	398,408
Encore Acquisition Co.*	8,100	388,962
Dresser-Rand Group, Inc.*	12,181	385,041
Tidewater, Inc.	7,874	377,558
Forest Oil Corp.*	16,705	371,686
Quicksilver Resources, Inc.*	24,699	370,732
Rowan Companies, Inc.*	16,260	368,126
Atlas Energy, Inc.	12,100	365,057
Atwood Oceanics, Inc.*	10,074	361,153
Patterson-UTI Energy, Inc.	23,231	356,596
Dril-Quip, Inc.*	6,208	350,628
St. Mary Land & Exploration Co.	10,019	343,051
Oil States International, Inc.*	8,550	335,930
Unit Corp.*	7,871	334,518
Frontline Ltd.	12,200	333,304
SandRidge Energy, Inc.*	35,087	330,870
Tesoro Corp.	24,357	330,037
Ultra Petroleum Corp.*	6,571	327,630
Comstock Resources, Inc.*	8,000	324,560
Superior Energy Services*	13,353	324,344
Continental Resources, Inc.*	7,402	317,472

Total Common Stocks (Cost $40,823,949)		65,560,884

 1

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT † 0.9%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$579,385	$579,385

Total Repurchase Agreement (Cost $579,385)		579,385

Total Investments 100.4% (Cost $41,403,334)		$66,140,269

Liabilities in Excess of Other Assets – (0.4)%		$(279,928)

Net Assets – 100.0%		$65,860,341

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR — American Depository Receipt.

 2

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%(a)

Schlumberger Ltd.	144,823	$9,426,529
Transocean Ltd.*	65,167	5,395,828
Halliburton Co.	178,299	5,365,017
National-Oilwell Varco, Inc.	101,098	4,457,411
Weatherford International Ltd.*	216,304	3,874,005
Diamond Offshore Drilling, Inc.	39,226	3,860,623
Baker Hughes, Inc.	89,963	3,641,702
Noble Corp.	84,070	3,421,649
Cameron International Corp.*	81,547	3,408,665
FMC Technologies, Inc.*	48,199	2,787,830
Smith International, Inc.	99,344	2,699,176
Nabors Industries Ltd.*	117,899	2,580,809
Pride International, Inc.*	76,939	2,455,124
Ensco International PLC — SP ADR	61,230	2,445,526
BJ Services Co.	129,029	2,399,939
Tenaris SA — SP ADR	50,436	2,151,095
Helmerich & Payne, Inc.	53,640	2,139,163
Oceaneering International, Inc.*	32,291	1,889,669
Dresser-Rand Group, Inc.*	54,121	1,710,765
Tidewater, Inc.	34,815	1,669,379
Rowan Companies, Inc.*	71,913	1,628,110
Atwood Oceanics, Inc.*	44,478	1,594,536
Patterson-UTI Energy, Inc.	103,024	1,581,418
Dril-Quip, Inc.*	27,448	1,550,263
Unit Corp.*	34,947	1,485,248
Oil States International, Inc.*	37,607	1,477,579
Superior Energy Services*	59,134	1,436,365
CARBO Ceramics, Inc.	19,453	1,326,111
SEACOR Holdings, Inc.*	17,031	1,298,614
Exterran Holdings, Inc.*	57,728	1,238,266
Helix Energy Solutions Group, Inc.*	99,016	1,163,438
Key Energy Services, Inc.*	82,764	727,496
Complete Production Services, Inc.*	54,700	711,100
Global Industries Ltd.*	94,938	676,908
Bristow Group, Inc.*	16,342	628,350
Core Laboratories	3,900	460,668

Total Common Stocks (Cost $48,787,532)		86,764,374

	Face
	Amount
REPURCHASE AGREEMENT† 0.7% (b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$587,790	587,790

Total Repurchase Agreement (Cost $587,790)		587,790

Total Investments 100.2% (Cost $49,375,322)	$87,352,164

Liabilities in Excess of Other Assets — (0.2)%	$(210,808)

Net Assets — 100.0%	$87,141,356

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs

(b)	Value determined based on Level 2 inputs

ADR — American Depository Receipt.

 1

EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 89.5%(a)

FINANCIALS 21.8%
HSBC Holdings PLC — SP ADR	11,360	$648,542
Banco Santander Central Hispano SA — SP ADR	38,652	635,439
Banco Bilbao Vizcaya Argentaria SA — SP ADR	27,369	493,737
Credit Suisse Group AG — SP ADR	8,733	429,314
Allianz SE — SP ADR	30,833	383,871
Deutsche Bank AG— SP ADR	5,055	358,450
UBS AG- SP ADR*	20,556	318,824
AXA — SP ADR	13,198	312,529
Barclays PLC — SP ADR	14,942	262,979
ING Groep NV — SP ADR*	13,131	128,815
Willis Group Holdings Ltd.*	3,295	86,922
Lloyds TSB Group PLC — SP ADR	15,702	51,345
Allied Irish Banks PLC — SP ADR*	7,070	24,816

Total Financials		4,135,583

HEALTH CARE 18.7%
Novartis AG — SP ADR	18,478	1,005,758
GlaxoSmithKline PLC — SP ADR	20,724	875,589
Sanofi-Aventis — SP ADR	18,541	728,105
AstraZeneca PLC — SP ADR	10,067	472,545
Novo Nordisk A/S — SP ADR	3,325	212,301
Teva Pharmaceutical Industries Ltd. — SP ADR	2,447	137,473
Alcon, Inc. — SP ADR	687	112,908

Total Health Care		3,544,679

ENERGY 13.6%
Total SA — SP ADR	12,484	799,475
BP PLC — SP ADR	12,920	748,973
Royal Dutch Shell PLC — SP ADR	10,077	605,729
Eni SpA — SP ADR	7,479	378,512

		Market
	Shares	Value

Compagnie Generale de Geophysique- Veritas — SP ADR*	2,153	$45,751

Total Energy		2,578,440

TELECOMMUNICATION SERVICES 13.3%
Vodafone Group PLC — SP ADR	31,277	722,186
Telefonica SA — SP ADR	7,746	646,946
France Telecom SA — SP ADR	20,930	528,273
Deutsche Telekom AG — SP ADR	24,582	361,355
BT Group PLC — SP ADR	11,909	258,902

Total Telecommunication Services		2,517,662

MATERIALS 6.2%
BHP Billiton Ltd. — SP ADR	5,065	387,878
Rio Tinto PLC — SP ADR	1,284	276,561
Anglo American PLC — SP ADR*	10,565	229,049
ArcelorMittal	3,962	181,261
Syngenta AG — SP ADR	1,844	103,762

Total Materials		1,178,511

CONSUMER STAPLES 6.0%
Unilever NV	16,085	520,028
Diageo PLC — SP ADR	6,292	436,727
British American Tobacco PLC — SP ADR	2,786	180,143

Total Consumer Staples		1,136,898

INFORMATION TECHNOLOGY 3.7%
SAP AG — SP ADR	6,286	294,248
Nokia Oyj — SP ADR	20,714	266,175
Telefonaktiebolaget LM Ericsson — SP ADR	15,417	141,682

Total Information Technology		702,105

INDUSTRIALS 3.6%
Siemens AG — SP ADR	4,589	420,811
Koninklijke Philips Electronics NV— SP ADR	5,967	175,669

 1

EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Ryanair Holdings PLC — SP ADR*	3,664	$98,268

Total Industrials		694,748

CONSUMER DISCRETIONARY 2.2%
Daimler AG— SP ADR	5,974	318,414
Carnival PLC — SP ADR*	3,222	108,453

Total Consumer Discretionary		426,867

UTILITIES 0.4%
Veolia Environnement — SP ADR	2,162	71,087

Total Utilities		71,087

Total Common Stocks (Cost $16,257,830)		16,986,580

Total Investments 89.5% (Cost $16,257,830)		$16,986,580

Other Assets in Excess of Liabilities – 10.5%		$1,996,278

Net Assets – 100.0%		$18,982,858

		Unrealized
	Contracts	Gain (Loss)

Currency Futures Contracts Purchased (b)
March 2010 Euro Currency
Futures Contracts (Aggregate Market Value of Contracts $5,725,200)	32	$(24,983)

Futures Contracts Purchased(a)
March 2010 Dow Jones
STOXX 50 Index Futures
Contracts (Aggregate Market Value of Contracts $4,206,175)	166	$194,065
March 2010 Dow Jones EURO
STOXX 50 Index Futures
Contracts (Aggregate Market Value of Contracts $1,467,879)	50	(31,425)

(Total Aggregate Market Value of Contracts $5,674,054)		$162,640

*	Non-Income Producing Security.

(a)	Value determined based on Level 1 inputs.
(b)	Value determined based on Level 2 inputs.

ADR — American Depository Receipt.

 2

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%(a)

JPMorgan Chase & Co.	22,748	$947,909
Bank of America Corp.	59,494	895,980
Wells Fargo & Co.	31,635	853,829
Goldman Sachs Group, Inc.	4,158	702,037
American Express Co.	12,424	503,420
U.S. Bancorp	21,412	481,984
Morgan Stanley	15,826	468,450
Bank of New York Mellon Corp.	15,345	429,200
MetLife, Inc.	11,016	389,416
The Travelers Companies, Inc.	7,729	385,368
Franklin Resources, Inc.	3,401	358,295
Prudential Financial, Inc.	7,094	352,997
PNC Financial Services Group, Inc.	6,662	351,687
State Street Corp.	8,049	350,453
CME Group, Inc.	1,041	349,724
Simon Property Group, Inc.	4,362	348,073
Charles Schwab Corp.	18,404	346,363
American International Group, Inc.*	11,430	342,671
AFLAC, Inc.	7,313	338,226
Capital One Financial Corp.	7,914	303,423
ACE Ltd.	6,005	302,652
BB&T Corp.	11,879	301,370
Chubb Corp.	6,090	299,506
Allstate Corp.	9,945	298,748
Loews Corp.	7,860	285,711
Public Storage	3,345	272,450
T. Rowe Price Group, Inc.	5,061	269,498
HSBC Holdings PLC — SP ADR	4,592	262,157
Itau Unibanco Holding SA — SP ADR	11,325	258,663
Progressive Corp. *	14,333	257,851
Northern Trust Corp.	4,906	257,074
Vornado Realty Trust	3,657	255,737
TD Ameritrade Holding Corp.*	13,084	253,568
Marsh & McLennan
Companies, Inc.	11,175	246,744
Blackrock, Inc.	1,027	238,469
Aon Corp.	6,097	233,759
Invesco Ltd.	9,865	231,729
Ameriprise Financial, Inc.	5,906	229,271
SunTrust Banks, Inc.	11,246	228,181
Equity Residential	6,741	227,711
Hartford Financial Services Group, Inc.	9,366	217,853
Boston Properties, Inc.	3,216	215,697

		Market
	Shares	Value

Banco Santander Central Hispano SA — SP ADR	13,115	$215,611
HCP, Inc.	7,042	215,063
Annaly Capital Management, Inc.	12,305	213,492
Discover Financial Services	14,360	211,236
Banco Bradesco SA — SP ADR	9,590	209,733
M&T Bank Corp.	3,086	206,423
IntercontinentalExchange, Inc.*	1,815	203,825
Fifth Third Bancorp	20,781	202,615
Principal Financial Group, Inc.	8,371	201,239
Lincoln National Corp.	8,052	200,334
Host Hotels & Resorts, Inc.*	16,928	197,552
Hudson City Bancorp, Inc.	14,369	197,286
Ventas, Inc.	4,345	190,050
ProLogis	13,566	185,719
NYSE Euronext	7,312	184,994
Unum Group	9,409	183,664
AvalonBay Communities, Inc.	2,226	182,777
XL Capital Ltd.	9,940	182,200
Plum Creek Timber Company, Inc. (REIT)	4,825	182,192
New York Community
Bancorp, Inc.	12,503	181,419
Regions Financial Corp.	33,870	179,172
Moody’s Corp.	6,670	178,756
Leucadia National Corp.*	7,432	176,807
KIMCO Realty Corp.	12,912	174,699
Toronto-Dominion Bank	2,780	174,362
Brookfield Properties Corp.	14,356	173,995
People’s United Financial, Inc.	10,389	173,496
Genworth Financial, Inc. — Class A*	15,179	172,282
PartnerRe Ltd.	2,284	170,523
SLM Corp.*	14,885	167,754
Health Care REIT, Inc.	3,770	167,086
Legg Mason, Inc.	5,407	163,075
KeyCorp	29,187	161,988
Everest Re Group Ltd.	1,847	158,251
Comerica, Inc.	5,325	157,460
Lazard Ltd. — Class A	4,125	156,626
Royal Bank of Canada	2,900	155,295
Deutsche Bank AG— SP ADR	2,170	153,875
Willis Group Holdings Ltd.*	5,742	151,474
Cincinnati Financial Corp.	5,712	149,883
CB Richard Ellis Group, Inc. — Class A*	11,000	149,270
W.R. Berkley Corp.	5,974	147,199
NASDAQ OMX Group, Inc.*	7,426	147,183
Jefferies Group, Inc.*	6,194	146,984
Axis Capital Holdings Ltd.	5,146	146,198

 1

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Federal Realty Investment Trust	2,145	$145,259
Assured Guaranty Ltd.	6,630	144,269
Arch Capital Group Ltd.*	2,015	144,173
Digital Realty Trust, Inc.	2,862	143,901
Nationwide Health Properties, Inc.	4,085	143,710
AMB Property Corp.	5,503	140,602
Torchmark Corp.	3,194	140,376
Manulife Financial Corp.	7,650	140,301
Eaton Vance Corp.	4,539	138,031
Liberty Property Trust	4,256	136,235
SL Green Realty Corp.	2,710	136,150
Validus Holdings Ltd.	5,050	136,047
UBS AG- SP ADR*	8,768	135,992
Assurant, Inc.	4,527	133,456
Transatlantic Holdings, Inc.	2,545	132,620
Rayonier, Inc.	3,120	131,539
SEI Investments Co.	7,502	131,435
Reinsurance Group of America, Inc.	2,758	131,419
Brookfield Asset Management, Inc. — Class A	5,912	131,128
MSCI, Inc. — Class A*	4,080	129,744
RenaissanceRe Holdings Ltd.	2,429	129,101
Bank of Montreal	2,420	128,454
Commerce Bancshares, Inc.	3,310	128,163

Total Common Stocks
(Cost $18,867,590)		26,277,126

	Face
	Amount
REPURCHASE AGREEMENT † 0.4% (b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$102,017	102,017

Total Repurchase Agreement
(Cost $102,017)		102,017

Total Investments 99.8%
(Cost $18,969,607)		$26,379,143

Other Assets in Excess of Liabilities – 0.2%		$56,978

Net Assets – 100.0%		$26,436,121

*	Non-Income Producing Security

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR — American Depository Receipt.

REIT — Real Estate Investment Trust

 2

GLOBAL 130/30 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 127.9% (a)

INFORMATION TECHNOLOGY 21.2%
Gree, Inc.§	5,866	$362,888
Tokyo Electron Ltd.§	5,300	340,379
Check Point Software Technologies Ltd.*§	9,884	334,870
Polycom, Inc.*§	12,700	317,119
Apple, Inc.*§	1,425	300,475
Perfect World Company Ltd.*	5,000	197,200
InterDigital, Inc.*§	6,800	180,472
Hosiden Corp.	13,300	142,498
MicroStrategy, Inc. — Class A*§	1,400	131,628
Amkor Technology, Inc.*§	18,100	129,596
Hewitt Associates, Inc.*§	3,000	126,780
Net 1 UEPS Technologies, Inc.*§	6,500	126,230
Shanda Interactive
Entertainment Ltd.*§	1,700	89,437
Neopost SA§	888	73,199
Nihon Unisys Ltd.	9,000	64,442
IT Holdings Corp.§	5,000	57,261

Total Information Technology		2,974,474

FINANCIALS 17.7%
ACE Ltd.*§	6,559	330,574
DBS Group Holdings Ltd.§	30,000	326,071
ICICI Bank Ltd. — SP ADR	7,945	299,606
JPMorgan Chase & Co.§	6,281	261,729
Standard Chartered PLC§	8,701	218,749
Lancashire Holdings Ltd.§	25,661	184,502
SNS REAAL NV*	20,559	122,727
W.R. Berkley Corp.§	4,500	110,880
Ho Bee Investment Ltd.	83,000	101,206
Hartford Financial Services Group, Inc.§	4,100	95,366
Old Republic International Corp.§	9,100	91,364
CNP Assurances §	857	82,883
Seven Bank Ltd.§	41	81,895
Osaka Securities Exchange Company Ltd.§	11	52,460
American International Group, Inc.*§	1,600	47,968
Bolsas y Mercados Espanoles SA§	1,298	41,812

		Market
	Shares	Value

Tower Group, Inc.§	1,600	$37,456

Total Financials		2,487,248

CONSUMER STAPLES 16.9%
Imperial Tobacco Group PLC§	9,305	293,274
Marine Harvest*§	400,798	290,332
Altria Group, Inc.§	14,701	288,581
Toyo Suisan Kaisha Ltd.§	11,981	276,438
Kimberly-Clark Corp.§	4,336	276,247
Parmalat SpA§	93,938	262,293
Philip Morris International, Inc.§	5,012	241,528
Campbell Soup Co.§	3,400	114,920
Metro Inc.-Class A§	2,012	75,067
Dean Foods Co.*§	4,000	72,160
Empire Company Ltd.	1,580	71,695
Gruma SAB de CV-B*	39,500	69,470
Chiquita Brands International, Inc.*§	2,300	41,492

Total Consumer Staples		2,373,497

INDUSTRIALS 16.1%
Prysmian SpA §	22,255	387,976
BAE Systems PLC§	64,019	369,608
Allegiant Travel Co.*§	5,928	279,624
Suntech Power Holdings Co. Ltd. — SP ADR*§	14,398	239,439
Seek Ltd.	33,346	205,921
Navistar International Corp.*§	4,100	158,465
Alaska Air Group, Inc.*§	3,300	114,048
Weichai Power Company Ltd.	14,000	112,268
The Brink’s Co.§	3,500	85,190
EnerSys*§	3,800	83,106
WESCO International, Inc.*§	2,700	72,927
Trinity Industries, Inc.§	4,034	70,353
NCC AB-B	3,519	57,643
Seaboard Corp.	25	33,725

Total Industrials		2,270,293

CONSUMER DISCRETIONARY 15.2%
Time Warner Cable, Inc.§	5,831	241,345

 1

GLOBAL 130/30 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

ITT Educational Services, Inc.*§	2,465	$236,541
Honda Motor Co Ltd.§	6,300	213,866
Ford Motor Co.*§	16,600	166,000
American Greetings Corp. — Class A§	6,900	150,351
Renault SA*§	2,925	149,863
Home Depot, Inc.§	4,100	118,613
Tractor Supply Co.*§	2,100	111,216
Dollar Tree, Inc.*§	2,300	111,090
AutoNation, Inc.*§	5,700	109,155
Toyo Tire & Rubber Co., Ltd.*	51,000	95,359
Corinthian Colleges, Inc.*§	6,400	88,128
Cabela’s, Inc. — Class A*§	5,300	75,578
T-Gaia Corp.§	42	74,669
Quebecor, Inc. — Class B	2,300	59,557
Dillard’s, Inc. — Class A§	3,100	57,195
Promotora de Informaciones SA- Prisa*	7,430	36,833
Folli-Folli SA	1,849	34,543
Spectrum Group International, Inc.*	1,186	2,218

Total Consumer Discretionary		2,132,120

HEALTH CARE 14.6%
Life Technologies Corp.*§	8,512	444,582
Express Scripts, Inc.*§	4,871	421,098
Humana, Inc.*§	3,700	162,393
Medco Health Solutions, Inc.*§	2,400	153,384
Centene Corp.*§	6,800	143,956
Smith & Nephew PLC§	12,873	132,496
Nihon Kohden Corp.§	8,300	132,212
Community Health Systems, Inc.*§	3,200	113,920
Amedisys, Inc.*§	2,100	101,976
Endo Pharmaceuticals Holdings, Inc.*§	4,800	98,448
Healthsouth Corp.*§	5,200	97,604
Cubist Pharmaceuticals, Inc.*§	2,700	51,219

Total Health Care		2,053,288

ENERGY 11.7%
Oil Search Ltd.§	65,744	360,468
Occidental Petroleum Corp.§	2,300	187,105
CNOOC Ltd§	117,988	183,795

		Market
	Shares	Value

Forest Oil Corp.*§	8,060	$179,335
BG Group PLC§	8,132	147,052
Idemitsu Kosan Company
Ltd.§	2,000	116,821
World Fuel Services Corp.§	4,040	108,231
Repsol YPF SA §	3,227	86,486
Tesoro Corp.§	6,300	85,365
Nippon Mining Holdings,
Inc.	16,500	70,853
Neste Oil OYJ §	3,990	70,813
ENI SpA §	2,024	51,478

Total Energy		1,647,802

MATERIALS 7.5%
Syngenta AG §	1,012	285,507
Voestalpine AG §	5,757	210,058
Randgold Resources Ltd.	2,620	208,758
Nyrstar*	10,604	125,954
Rock-Tenn Co. — Class A§	2,100	105,861
Italmobiliare SpA*	1,548	68,554
Boliden AB	3,942	50,488

Total Materials		1,055,180

UTILITIES 6.5%
Constellation Energy Group, Inc.§	4,700	165,299
Veolia Environnement	4,368	143,802
UGI Corp.§	5,800	140,302
Northeast Utilities§	4,700	121,213
Xcel Energy, Inc.§	5,700	121,011
Endesa SA§	2,558	88,104
Allegheny Energy, Inc.§	3,700	86,876
Mirant Corp.*§	3,300	50,391

Total Utilities		916,998

TELECOMMUNICATION SERVICES 0.5%
Telstra Corp Ltd	21,237	65,292

Total Telecommunication Services		65,292

Total Common Stocks
(Cost $15,911,296)		17,976,192

 2

GLOBAL 130/30 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 16.3%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$830,684	$830,684
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	680,560	680,560
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	576,860	576,860
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	200,165	200,165

Total Repurchase Agreements
(Cost $2,288,269)		2,288,269

Total Long Securities 144.2%
(Cost $18,199,565)		$20,264,461

	Shares

COMMON STOCKS SOLD SHORT (27.9)%(a)

FINANCIALS (1.1)%
UBS AG*	2,564	(39,887)
The St. Joe Co.*	4,100	(118,449)

Total Financials		(158,336)

CONSUMER STAPLES (1.3)%
Cal-Maine Foods, Inc.	2,400	(81,792)
Green Mountain Coffee Roasters, Inc.*	1,300	(105,911)

Total Consumer Staples		(187,703)

MATERIALS (1.7)%
Texas Industries, Inc.	1,400	(48,986)
Ivanhoe Mines Ltd.*	3,700	(54,592)
NovaGold Resources, Inc.*	22,000	(133,314)

Total Materials		(236,892)

ENERGY (3.4)%
Heritage Oil PLC.*	7,548	(53,340)
Aquila Resources Ltd.*	8,334	(82,438)
Paladin Energy Ltd.*	23,386	(87,300)
Clean Energy Fuels Corp.*	8,200	(126,362)

		Market
	Shares	Value

BPZ Resources, Inc.*	13,600	$(129,200)

Total Energy		(478,640)

INDUSTRIALS (3.6)%
Beijing Capital International Airport Company Ltd.*	90,000	(59,087)
Melco International Development Ltd.*	134,000	(61,314)
Mori Seiki Company Ltd.	6,900	(62,343)
Resources Connection, Inc.*	3,000	(63,660)
USG Corp.*	4,700	(66,035)
Renewable Energy Corp. ASA*	11,600	(89,449)
Kawasaki Kisen Kaisha Ltd.*	35,000	(100,059)

Total Industrials		(501,947)

CONSUMER DISCRETIONARY (3.9)%
NH Hoteles SA*	6,858	(36,155)
Punch Taverns PLC*	34,467	(37,805)
Sky Deutschland AG*	11,675	(38,120)
Nokian Renkaat OYJ*	1,640	(39,718)
Unibet Group PLC	1,925	(46,408)
Sotheby’s	3,300	(74,184)
Brunswick Corp.	6,800	(86,428)
Mitsubishi Motors Corp.*	66,000	(91,786)
Central European Media Enterprises Ltd. — Class A*	4,100	(96,801)

Total Consumer Discretionary		(547,405)

HEALTH CARE (5.5)%
Genmab A/S*	2,137	(33,723)
Dendreon Corp.*	2,500	(65,700)
AMAG Pharmaceuticals, Inc.*	2,100	(79,863)
Savient Pharmaceuticals, Inc.*	7,000	(95,270)
Allos Therapeutics, Inc.*	16,700	(109,719)
InterMune, Inc.*	9,200	(119,968)
Volcano Corp.*	7,800	(135,564)
Salix Pharmaceuticals Ltd.*	5,400	(137,160)

Total Health Care		(776,967)

INFORMATION TECHNOLOGY (7.4)%
Wirecard AG	3,024	(41,760)
Salesforce.com, Inc.*	1,200	(88,524)

 3

GLOBAL 130/30 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Baidu, Inc. — SP ADR*	270	$(111,032)
TiVo, Inc.*	11,700	(119,106)
NEC Electroics Corp.*	14,600	(121,333)
Rambus, Inc.*	5,400	(131,760)
Nichicon Corp.	12,900	(136,894)
Formfactor, Inc.*	6,500	(141,440)
Infinera Corp.*	16,400	(145,468)

Total Information Technology		(1,037,317)

Total Common Stocks Sold Short(a)
(Proceeds $3,459,155)		(3,925,207)

Liabilities in Excess of Other Assets – (16.3)%		$(2,283,078)

Net Assets – 100.0%		$14,056,176

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

§	All or a portion of this security is pledged as short security collateral at December 31, 2009.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR — American Depository Receipt.

 4

GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 97.2%(a)
INDUSTRIALS 17.5%
WESCO International, Inc.*§	13,700	$370,037
Navistar International Corp.*§	8,900	343,985
Saab AB-B*§	16,455	270,750
USG Corp.*§	13,574	245,212
Panalpina Welttransport Holding AG*§	2,860	181,718
Otter Tail Corp.§	6,600	163,680
Trinity Industries, Inc.§	9,300	162,192
Weichai Power Company Ltd§	20,000	160,383
European Aeronautic Defence and Space Co.*§	7,386	148,280
Downer EDI Ltd§	16,109	134,160
Triumph Group, Inc.§	2,700	130,275
Transurban Group	25,428	125,848
Carlisle Companies, Inc.§	3,200	109,632
Deluxe Corp.§	7,200	106,488
EnerSys*§	4,400	96,228
Alaska Air Group, Inc.*§	2,700	93,312
Northrop Grumman Corp.§	1,600	89,360
The Brink’s Co.§	3,500	85,190
Seaboard Corp.§	58	78,242
Icahn Enterprises LP, Inc.§	1,700	67,915
Barloworld Ltd.§	11,123	67,502
NCC AB-B*§	3,003	49,191

Total Industrials		3,279,580

INFORMATION TECHNOLOGY 17.1%
Gree, Inc.§	4,900	303,128
Net 1 UEPS Technologies, Inc.*§	14,100	273,822
InterDigital, Inc.*§	8,600	228,244
MicroStrategy, Inc. — Class A*§	2,300	216,246
IT Holdings Corp.§	18,300	209,574
Hosiden Corp.§	18,500	198,211
Seagate Technology§	9,300	169,167
Accenture PLC — Class A§	3,800	157,700
Western Digital Corp.*§	3,500	154,525

		Market
	Shares	Value

CommScope, Inc.*§	5,700	$151,221
LG Display Co., Ltd. — SP ADR*§	8,700	147,291
Nihon Unisys Ltd.§	17,200	123,156
Groupe Steria*§	3,388	103,957
ASM Pacific Technology Ltd.§	10,700	101,152
Hitachi Ltd.*	29,000	89,198
SYNNEX Corp.*§	2,900	88,914
Capcom Co., Ltd.§	5,300	87,889
Harris Corp.§	1,800	85,590
Wright Express Corp.*§	2,600	82,836
Multi-Fineline Electronix, Inc.*§	2,500	70,925
Intel Corp.§	2,900	59,160
Symantec Corp.*§	3,200	57,248
Sybase, Inc.*§	1,100	47,740

Total Information Technology		3,206,894

HEALTH CARE 15.4%
Centene Corp.*§	15,800	334,486
Amedisys, Inc.*§	6,800	330,208
Nihon Kohden Corp.	14,900	237,345
Healthsouth Corp.*§	11,100	208,347
Community Health Systems, Inc.*§	5,700	202,920
Mediceo Paltac Holdings Co., Ltd.§	15,700	194,702
Humana, Inc.*§	4,400	193,116
Cubist Pharmaceuticals, Inc.*§	10,100	191,597
Stada Arzneimitt AG*§	5,108	176,231
Coventry Health Care, Inc.*§	4,900	119,021
Toho Holdings Co., Ltd.§	9,700	116,258
Oriola-KD OYJ B*§	17,827	112,293
Cephalon, Inc.*§	1,600	99,856
AstraZeneca PLC§	1,873	88,018
Biogen Idec, Inc.*§	1,600	85,600
PDL BioPharma, Inc.§	10,500	72,030
Mochida Pharmaceutical Co., Ltd.§	8,000	71,597
Emergency Medical Services Corp.*§	1,000	54,150

Total Health Care		2,887,775

CONSUMER DISCRETIONARY 11.3%
Ford Motor Co.*§	36,800	368,000
T-Gaia Corp.§	119	211,562

 1

GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

American Greetings Corp. — Class A§	9,300	$202,647
Toyo Tire & Rubber Co., Ltd.*§	98,000	183,239
Quebecor, Inc. — Class B	6,800	176,081
Promotora de Informaciones SA- Prisa*	32,778	162,492
Shenzhou International Group Holdings Ltd.	109,000	141,926
Sumitomo Rubber Industries Ltd.§	12,400	107,856
Jarden Corp.§	3,000	92,730
Pacific Golf Group
International Holdings KK§	123	84,015
Dillard’s, Inc. — Class A§	4,100	75,645
Cracker Barrel Old Country Store, Inc.§	1,900	72,181
Bob Evans Farms, Inc.§	2,300	66,585
Jo-Ann Stores, Inc.*§	1,800	65,232
Folli-Folli SA§	3,187	59,540
Valassis Communications, Inc.*§	3,000	54,780

Total Consumer Discretionary		2,124,511

ENERGY 9.9%
Idemitsu Kosan Company Ltd.§	4,400	257,006
Fred Olsen Energy ASA*§	6,400	244,837
World Fuel Services Corp.§	8,000	214,320
Forest Oil Corp.*§	6,900	153,525
Tesoro Corp.§	11,000	149,050
ConocoPhillips§	2,600	132,782
Lukoil OAO — SP ADR§	2,100	118,440
Mariner Energy, Inc.*§	8,900	103,329
Murphy Oil Corp.§	1,900	102,980
TGS Nopec Geophysical Co ASA*§	5,000	90,212
Gulfmark Offshore, Inc.*§	3,100	87,761
Nippon Mining Holdings, Inc.§	20,000	85,882
Caltex Australia Ltd.*§	7,782	64,736
Nexen Inc*	2,400	57,580

Total Energy		1,862,440

MATERIALS 9.9%
Ashland, Inc.§	5,100	202,062

		Market
	Shares	Value

Xstrata PLC*§	10,264	$183,260
Commercial Metals Co.§	11,300	176,845
Kazakhmys PLC*§	8,166	173,136
Metalurgica Gerdau SA	7,700	154,177
Nyrstar*§	12,348	146,670
DIC Corp.	79,000	134,646
Reliance Steel & Aluminum Co.§	2,800	121,016
Kyoei Steel Ltd.§	5,800	106,950
Boliden AB*§	7,684	98,415
SUMITOMO OSAKA	63,000	96,927
Crown Holdings, Inc.*§	3,700	94,646
Nippon Paper Group Inc.§	3,700	94,476
Osaka Steel Co., Ltd.§	3,600	60,537

Total Materials		1,843,763

FINANCIALS 6.9%
Ho Bee Investment Ltd.	186,000	226,799
Swiss Prime Site AG*§	3,189	178,705
SNS REAAL NV*§	22,479	134,188
RSA Insurance Group PLC§	54,007	104,899
Zurich Financial Services AG*§	468	102,212
Century Tokyo Leasing Corp.§	8,900	94,785
Amlin PLC§	14,989	86,841
Brit Insurance Holdings NV	27,600	86,598
Catlin Group Ltd.§	13,138	72,129
American International Group, Inc.*§	2,100	62,958
AMP LTD§	9,719	58,707
Beazley PLC§	32,439	52,272
Altisource Portfolio Solutions SA*§	1,633	34,277
Aeon Credit Service
Comapny Ltd.§	200	1,932

Total Financials		1,297,302

CONSUMER STAPLES 5.3%
Dean Foods Co.*§	18,000	324,720
Gruma SAB de CV-B*	72,400	127,333
Metro Inc.-A§	3,300	123,122
Smithfield Foods, Inc.*§	7,800	118,482
MEGMILK SNOW BRAND Co., Ltd.*§	8,000	117,742

 2

GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Universal Corp.§	2,200	$100,342
Viterra, Inc.*	7,900	74,175

Total Consumer Staples		985,916

UTILITIES 2.9%
Constellation Energy Group, Inc.§	6,700	235,639
Sechilienne-Sidec*§	3,260	131,968
Mirant Corp.*§	6,400	97,728
Endesa SA*§	2,215	76,291

Total Utilities		541,626

TELECOMMUNICATION SERVICES 1.0%
NTT DoCoMo, Inc.§	83	115,888
Nippon Telegraph &
Telephone Corp.§	1,800	71,143

Total Telecommunication Services		187,031

Total Common Stocks (Cost $16,432,595)		18,216,838

	Face
	Amount
REPURCHASE AGREEMENTS † 6.1% (b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$412,835	412,835
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	338,227	338,227
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	286,690	286,690
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	99,478	99,478

Total Repurchase Agreements (Cost $1,137,230)		1,137,230

Total Long Securities 103.3% (Cost $17,569,825)		19,354,068

		Market
	Shares	Value

COMMON STOCKS SOLD SHORT (94.5)% (a)

UTILITIES (2.8)%
Capital Power Income LP, Inc.	4,700	$(69,212)
Ormat Technologies, Inc.	2,200	(83,248)
EDP Renovaeis SA*	9,990	(94,601)
EQT Corp.	6,300	(276,696)

Total Utilities		(523,757)

CONSUMER STAPLES (4.0)%
BRF — Brasil Foods SA, Inc. — SP ADR	1,900	(99,503)
Tootsie Roll Industries, Inc.	4,400	(120,472)
Yakult Honsha Company Ltd.	5,100	(154,483)
Cal-Maine Foods, Inc.	5,500	(187,440)
Green Mountain Coffee Roasters, Inc.*	2,400	(195,528)

Total Consumer Staples		(757,426)

FINANCIALS (6.4)%
Signature Bank*	1,600	(51,040)
KeyCorp	12,100	(67,155)
Savills PLC	18,400	(94,416)
Comerica, Inc.	3,200	(94,624)
Mitsubishi Estate Company Ltd.	6,000	(95,847)
Aozora Bank Ltd.*	104,000	(110,602)
Mizuho Trust & Banking Company Ltd.	124,000	(115,751)
Ping An Insurance Group Company of China Ltd.	19,000	(165,187)
UBS AG*	12,455	(193,755)
The St. Joe Co.*	7,400	(213,786)

Total Financials		(1,202,163)

ENERGY (8.9)%
Petroplus Holdings AG*	4,400	(80,416)
BPZ Resources, Inc.*	9,000	(85,500)
Paladin Energy Ltd.*	23,275	(86,886)
CNX Gas Corp.*	3,600	(106,272)
Comstock Resources, Inc.*	2,700	(109,539)
Goodrich Petroleum Corp.*	4,700	(114,445)
Range Resources Corp.	2,700	(134,595)
Heritage Oil PLC.*	26,963	(190,540)
Aquila Resources Ltd.*	20,718	(204,939)
Niko Resources Ltd.	2,900	(271,461)

 3

GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Clean Energy Fuels Corp.*	17,800	$(274,298)

Total Energy		(1,658,891)

MATERIALS (10.5)%
Mirabela Nickel Ltd.*	22,630	(50,640)
Mitsubishi Rayon Co., Ltd.	13,000	(52,319)
Grupo Empresarial Ence SA*	13,763	(53,462)
AngloGold Ashanti Ltd.	1,694	(68,341)
Iluka Resources Ltd.*	22,286	(71,242)
Vulcan Materials Co.	1,400	(73,738)
K+S AG*	1,330	(75,759)
African Minerals Ltd.*	12,614	(75,765)
Weyerhaeuser Co.	1,900	(81,966)
Silver Standard Resources, Inc.*	4,500	(98,459)
NovaGold Resources, Inc.*	16,400	(99,380)
Outokumpu OYJ*	5,726	(108,257)
Daido Steel Co., Ltd.	30,000	(111,431)
Randgold Resources Ltd	1,567	(124,856)
Ivanhoe Mines Ltd.*	8,900	(131,316)
Texas Industries, Inc.	4,100	(143,459)
Sociedad Quimica y Minera de Chile SA, Inc. — SP ADR	4,100	(154,037)
Talvivaara Mining Company PLC*	25,758	(159,644)
Intrepid Potash, Inc.*	8,000	(233,360)

Total Materials		(1,967,431)

HEALTH CARE (11.6)%
FAES FARMA S.A.*	9,438	(48,224)
NuVasive, Inc.*	1,600	(51,168)
Auxilium Pharmaceuticals, Inc.*	1,800	(53,964)
Illumina, Inc.*	1,800	(55,170)
Volcano Corp.*	4,000	(69,520)
Vertex Pharmaceuticals, Inc.*	2,400	(102,840)
athenahealth, Inc.*	2,500	(113,100)
Emeritus Corp.*	6,100	(114,375)
Savient Pharmaceuticals, Inc.*	10,000	(136,100)
AMAG Pharmaceuticals, Inc.*	3,600	(136,908)
Quality Systems, Inc.	2,300	(144,417)
Straumann Holding AG*	547	(153,477)
Allos Therapeutics, Inc.*	26,700	(175,419)
InterMune, Inc.*	14,000	(182,560)
Dendreon Corp.*	7,300	(191,844)
Genmab A/S*	13,710	(216,352)

		Market
	Shares	Value

Salix Pharmaceuticals Ltd.*	8,800	$(223,520)

Total Health Care		(2,168,958)

CONSUMER DISCRETIONARY (14.7)%
Urban Outfitters, Inc.*	2,200	(76,978)
Brunswick Corp.	6,400	(81,344)
Consolidated Media Holdings Ltd.	31,739	(86,844)
bwin Interactive Entertainment AG*	1,521	(90,434)
Las Vegas Sands Corp.*	6,300	(94,122)
Punch Taverns PLC*	90,038	(98,759)
Casio Computer Co., Ltd.*	13,300	(106,529)
Sky Deutschland AG*	34,234	(111,776)
Focus Media Holding Ltd. - SP ADR*	7,300	(115,705)
Toho Company Ltd.	7,300	(118,641)
Sotheby’s	5,400	(121,392)
Gildan Activewear, Inc.*	5,000	(122,241)
Ctrip.com International Ltd. — SP ADR*	1,800	(129,348)
Tokyo Brodcasting System Holdings, Inc.	9,700	(136,403)
Mitsubishi Motors Corp.*	100,000	(139,069)
Wynn Resorts Ltd.	2,400	(139,752)
Liberty Media Corp. - Capital*	6,100	(145,668)
Nokian Renkaat OYJ*	7,277	(176,238)
Rieter Holding AG*	914	(206,237)
Hermes International*	1,562	(207,675)
Central European Media Enterprises Ltd. — Class A*	10,300	(243,183)

Total Consumer Discretionary		(2,748,338)

INFORMATION TECHNOLOGY (17.6)%
Imagination Technologies Group PLC*	13,159	(51,292)
Wirecard AG*	3,964	(54,741)
Keyence Corp.	300	(62,297)
Silex Systems Ltd.*	11,956	(65,584)
Shinko Plantech Co., Ltd.	5,000	(72,822)
Logitech International SA*	4,600	(78,660)
Infinera Corp.*	9,500	(84,265)
VMware, Inc.*	2,000	(84,760)
Sina Corp.*	2,000	(90,360)
Kakaku.com, Inc.	24	(93,342)
Electronic Arts, Inc.*	6,300	(111,825)
NetSuite, Inc.*	7,500	(119,850)

 4

GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Constant Contact, Inc.*	7,600	$(121,600)
TiVo, Inc.*	12,600	(128,268)
Infosys Technologies Ltd.	2,600	(143,702)
Rambus, Inc.*	6,100	(148,840)
WebMD Health Corp.*	3,999	(153,922)
Intermec, Inc.*	12,000	(154,320)
Baidu, Inc. — SP ADR*	400	(164,492)
Itron, Inc.*	2,500	(168,925)
National Instruments Corp.	5,800	(170,810)
Formfactor, Inc.*	8,600	(187,136)
Salesforce.com, Inc.*	3,200	(236,064)
Nichicon Corp.	25,200	(267,421)
NEC Electroics Corp.*	33,500	(278,400)

Total Information Technology		(3,293,698)

INDUSTRIALS (18.0)%
Vestas Wind Systems A/S*	687	(41,767)
Terex Corp*	2,400	(47,544)
First Solar, Inc.*	400	(54,160)
Mitsui O.S.K. Lines Ltd.	11,000	(58,141)
Monster Worldwide, Inc.*	3,700	(64,380)
Volvo AB-B Shares- SP ADR*	7,926	(67,947)
AMR Corp.*	9,700	(74,981)
Japan Steel Works Ltd.	6,000	(76,547)
Daiseki Company Ltd.	3,900	(78,696)
GS Yuasa Corp.	11,000	(81,364)
UAL Corp.*	6,800	(87,788)
SMC Corp.	800	(91,395)
Chiyoda Corp.	13,000	(100,457)
Kloeckner & Co.*	4,933	(124,875)
USG Corp.*	10,400	(146,120)
NGK Insulators Ltd.	7,000	(153,168)
Shima Seiki Manufacturing Ltd.	8,800	(160,820)
Abengoa SA*	5,115	(165,053)
Toyo Tanso Company Ltd.	3,500	(170,238)
Fanuc Ltd.	1,900	(177,179)
Resources Connection, Inc.*	8,800	(186,736)
Sandvik Ab*	16,656	(200,468)
Scania AB*	16,445	(212,267)
Renewable Energy Corp. A/S*	29,000	(223,622)
Kawasaki Kisen Kaisha Ltd.*	90,000	(257,295)

		Market
	Shares	Value

Fastenal Co.	6,700	$(278,988)

Total Industrials		(3,381,996)

Total Common Stocks Sold Short (Proceeds $15,240,137)		(17,702,658)

Other Assets in Excess of Liabilities – 91.2%		$17,091,566

Net Assets – 100.0%		$18,742,976

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

§	All or a portion of this security is pledged as short security collateral at December 31, 2009.

ADR – American Depository Receipt

 5

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

U.S. TREASURY OBLIGATION 94.6%(a)
U. S. Treasury Bond 4.38% due 11/15/39	$74,570,000	$71,354,169

Total U.S. Treasury Obligations (Cost $73,492,458)		71,354,169

REPURCHASE AGREEMENTS† 5.3%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	1,464,403	1,464,403
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	1,199,752	1,199,752
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	1,016,942	1,016,942
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	352,868	352,868

Total Repurchase Agreements (Cost $4,033,965)		4,033,965

Total Investments 99.9% (Cost $77,526,423)		$75,388,134

Other Assets in Excess of
Liabilities – 0.1%		$50,605

Net Assets – 100.0%		$75,438,739

		Unrealized
	Contracts	Loss

Futures Contracts Purchased(a)
March 2010 U.S. Treasury Bond Futures Contracts
(Aggregate Market Value of Contracts $29,544,000)	256	$(752,361)

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

(a)	Value determined based on Level 1

(b)	Value determined based on Level 2

 1

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%(a)

Johnson & Johnson	131,405	$8,463,796
Pfizer, Inc.	424,854	7,728,094
Merck & Company, Inc.	182,710	6,676,223
Abbott Laboratories	107,864	5,823,577
Amgen, Inc.*	86,607	4,899,358
Teva Pharmaceutical Industries Ltd. — SP ADR	84,357	4,739,176
Medtronic, Inc.	102,511	4,508,434
Bristol-Myers Squibb Co.	175,686	4,436,071
Eli Lilly & Co.	114,442	4,086,724
Gilead Sciences, Inc.*	91,433	3,957,220
Baxter International, Inc.	64,792	3,801,995
UnitedHealth Group, Inc.	121,864	3,714,415
Medco Health Solutions, Inc.*	55,044	3,517,862
Celgene Corp.*	61,048	3,399,153
WellPoint, Inc.*	56,207	3,276,306
Express Scripts, Inc.*	35,701	3,086,351
Stryker Corp.	57,067	2,874,465
Allergan, Inc.	45,413	2,861,473
Becton, Dickinson & Co.	35,838	2,826,185
Thermo Fisher Scientific, Inc.*	58,342	2,782,330
Biogen Idec, Inc.*	48,871	2,614,598
McKesson Corp.	41,053	2,565,812
Boston Scientific Corp.*	265,106	2,385,954
Aetna, Inc.	73,662	2,335,085
Genzyme Corp.*	47,382	2,322,192
Zimmer Holdings, Inc.*	38,360	2,267,460
St. Jude Medical, Inc.*	61,397	2,258,182
Intuitive Surgical, Inc.*	7,256	2,200,890
Cardinal Health, Inc.	68,250	2,200,380
Quest Diagnostics, Inc.	35,139	2,121,693
Covidien PLC	43,720	2,093,751
Forest Laboratories, Inc.*	62,289	2,000,100
CIGNA Corp.	55,684	1,963,975
Life Technologies Corp.*	37,591	1,963,378
Novartis AG — SP ADR	35,109	1,910,983
Hospira, Inc.*	37,297	1,902,147
Vertex Pharmaceuticals, Inc.*	44,255	1,896,327
Laboratory Corporation of America Holdings*	24,016	1,797,357
AmerisourceBergen Corp.	67,176	1,751,278
Warner Chilcott PLC*	61,387	1,747,688
Humana, Inc.*	39,745	1,744,408
Cerner Corp.*	21,020	1,732,889
GlaxoSmithKline PLC — SP ADR	39,784	1,680,874
C.R. Bard, Inc.	21,532	1,677,343
Sanofi-Aventis — SP ADR	41,891	1,645,060
Human Genome Sciences, Inc.*	52,644	1,610,906

		Market
	Shares	Value

Varian Medical Systems, Inc.*	33,695	$1,578,611
Waters Corp.*	25,272	1,565,853
DaVita, Inc.*	26,419	1,551,852
CareFusion Corp.*	61,090	1,527,861
Mylan Laboratories, Inc.*	82,566	1,521,691
Alcon, Inc. — SP ADR	9,231	1,517,115
DENTSPLY International, Inc.	42,400	1,491,208
Watson Pharmaceuticals, Inc.*	35,919	1,422,752
Edwards Lifesciences Corp.*	16,350	1,419,997
Cephalon, Inc.*	22,718	1,417,830
Henry Schein, Inc.*	26,734	1,406,208
Beckman Coulter, Inc.	20,654	1,351,598
Alexion Pharmaceuticals, Inc.*	27,475	1,341,329
AstraZeneca PLC — SP ADR	28,448	1,335,349
Illumina, Inc.*	43,381	1,329,628
Hologic, Inc.*	89,106	1,292,037
Millipore Corp.*	17,805	1,288,192
ResMed, Inc.*	24,544	1,282,915
IMS Health, Inc.	59,730	1,257,914
Perrigo Co.	31,510	1,255,358
Covance, Inc.*	22,820	1,245,287
Mettler-Toledo International, Inc.*	11,649	1,223,029
Dendreon Corp.*	45,510	1,196,003
Patterson Companies, Inc.*	42,690	1,194,466
Coventry Health Care, Inc.*	49,060	1,191,667
Inverness Medical Innovations, Inc.*	28,630	1,188,431
Community Health Systems, Inc.*	33,340	1,186,904
King Pharmaceuticals, Inc.*	93,070	1,141,969
Omnicare, Inc.	45,938	1,111,240
Pharmaceutical Product
Development, Inc.	46,970	1,100,977
Mednax, Inc.*	18,031	1,084,024
Universal Health Services, Inc. — Class B	35,480	1,082,140
Shire PLC — SP ADR	18,377	1,078,730
Kinetic Concepts, Inc.*	28,170	1,060,601
United Therapeutics Corp.*	20,020	1,054,053
Myriad Genetics, Inc.*	40,071	1,045,853
Valeant Pharmaceuticals International*	32,680	1,038,897
Endo Pharmaceuticals Holdings, Inc.*	49,360	1,012,374
Lincare Holdings, Inc.*	27,100	1,005,952
PerkinElmer, Inc.	48,450	997,586
Health Net, Inc.*	42,500	989,825

Total Common Stocks (Cost $177,956,972)		191,235,224

 1

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT† 0.5%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$1,032,718	$1,032,718

Total Repurchase Agreement (Cost $1,032,718)		1,032,718

Total Investments 100.1% (Cost $178,989,690)		$192,267,942

Liabilities in Excess of Other
Assets – (0.1)%		$(171,591)

Net Assets – 100.0%		$192,096,351

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

(a)	Value determined based on Level 1 inputs

(b)	Value determined based on Level 2 inputs

ADR— American Depository Receipt.

 2

HIGH YIELD STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 91.5%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$5,609,814	$5,609,814
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	4,595,992	4,595,992
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	3,895,684	3,895,684
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10††	3,421,440	3,421,440
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	1,351,762	1,351,762

Total Repurchase Agreements (Cost $18,874,692)		18,874,692

Total Investments 91.5% (Cost $18,874,692)		$18,874,692

Other Assets in Excess of
Liabilities – (8.5)%		$1,742,566

Net Assets – 100.0%		$20,617,258

		Unrealized
	Contracts	Loss

Futures Contract Purchased(a)
March 2010 U.S. 5 Year Treasury note Futures Contracts (Aggregate Market Value of Contracts $13,842,211)	121	$(127,202)

Credit Default Swap Agreement Protection Sold††† (b)

		Protection	Maturity	Notional	Market	Upfront Premiums	Unrealized
Index	Counterparty	Premium Rate	Date	Principal	Value	Paid	Appreciation

CDX.NA.HY-13 Index	Goldman Sachs International	5%	12/20/14	$21,384,000	$(160,380)	$(1,396,719)	$1,236,339

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as credit default swap collateral at December 31, 2009.

†††	Total Return based on CDX North American High Yield Swap Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.
 1

INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 41.6%(a)
iShares MSCI Austria
Investable Market Index Fund	322,900	$6,335,298
iShares MSCI Singapore
Index Fund	388,900	4,464,572
iShares MSCI Belgium
Index Fund	315,200	4,021,952

Total Exchange Traded Funds
(Cost $14,594,905)		14,821,822

	Face
	Amount
REPURCHASE AGREEMENTS† 52.3%(b)
HSBC Group
issued 12/31/09 at 0.00% due
01/04/10	$6,763,280	6,763,280
Morgan Stanley
issued 12/31/09 at 0.00% due
01/04/10	5,541,000	5,541,000
Mizuho Financial Group, Inc.
issued 12/31/09 at 0.00% due
01/04/10	4,696,698	4,696,698
Deutsche Bank
issued 12/31/09 at 0.00% due
01/04/10	1,629,706	1,629,706

Total Repurchase Agreements
(Cost $18,630,684)		18,630,684

Total Investments 93.9%
(Cost $33,225,589)		$33,452,506

Other Assets in Excess of
Liabilities – 6.1%		$2,158,997

Net Assets – 100.0%		$35,611,503

		Unrealized
	Contracts	Loss

Currency Futures Contracts Purchased(b)
March 2010 EURO
Futures Contracts
(Aggregate Market Value of
Contracts $1,073,475)	6	$(17,166)

		Unrealized
	Contracts	Gain (Loss)

March 2010 Swedish Krona
Currency Futures Contracts
(Aggregate Market Value of
Contracts $3,626,740)	13	$(95,194)

(Total Aggregate Market Value of Contracts $4,700,215)		$(112,360)

Futures Contracts Purchased(a)
March 2010 S&P/MIB Index
Futures Contracts
(Aggregate Market Value of
Contracts $5,679,120)	49	254,915
January 2010 IBEX 35 Index
Futures Contracts
(Aggregate Market Value of
Contracts $5,689,181)	48	198,168
January 2010 OMX Stockholm
30 Index Futures Contracts
(Aggregate Market Value of
Contracts $25,942,046)	274	(23,139)

(Total Aggregate Market Value of Contracts $37,310,346)		$429,944

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 1

INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%(a)

Google, Inc. — Class A*	4,486	$2,781,230
Cisco Systems, Inc.*	96,881	2,319,331
Qualcomm, Inc.	37,697	1,743,863
Amazon.com, Inc.*	11,361	1,528,282
Research In Motion Ltd.*	18,491	1,248,882
Time Warner, Inc.	38,819	1,131,186
eBay, Inc.*	46,154	1,086,465
Yahoo!, Inc.*	57,487	964,632
Baidu, Inc. — SP ADR*	1,857	763,654
Broadcom Corp. — Class A*	24,236	762,222
Juniper Networks, Inc.*	28,208	752,307
Symantec Corp.*	42,043	752,149
Priceline.com, Inc.*	2,797	611,145
Intuit, Inc.*	19,893	610,914
Expedia, Inc.*	21,021	540,450
BMC Software, Inc.*	13,460	539,746
Check Point Software Technologies Ltd.*	15,580	527,851
Sun Microsystems, Inc.*	55,142	516,681
McAfee, Inc.*	12,407	503,352
Red Hat, Inc.*	15,562	480,866
VeriSign, Inc.*	18,146	439,859
Netease.com*	11,380	428,002
F5 Networks, Inc.*	7,721	409,059
Akamai Technologies, Inc.*	16,073	407,129
Equinix, Inc.*	3,764	399,549
Netflix, Inc.*	6,244	344,294
IAC/InterActiveCorp*	16,192	331,612
Sina Corp.*	7,190	324,844
AOL, Inc.*	13,265	308,809
VistaPrint NV*	5,385	305,114
MercadoLibre, Inc.*	5,800	300,846
Sohu.com, Inc.*	5,237	299,975
Monster Worldwide, Inc.*	17,020	296,148
Palm, Inc.*	22,858	229,494
Rackspace Hosting, Inc.*	9,560	199,326
Digital River, Inc.*	7,371	198,943
Ciena Corp.*	18,164	196,898
NutriSystem, Inc.	6,190	192,942
TIBCO Software, Inc.*	17,680	170,259
Blue Nile, Inc.*	2,100	132,993
ValueClick, Inc.*	12,534	126,844
EarthLink, Inc.	14,870	123,570

Total Common Stocks (Cost $17,449,979)		26,331,717

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT† 0.5%(b)
Credit Suisse Group
issued 12/31/09 at (0.02)%
due 01/04/10	$120,546	$120,546

Total Repurchase Agreement
(Cost $120,546)		120,546

Total Investments 100.0%
(Cost $17,570,525)		$26,452,263

Other Assets in Excess of
Liabilities – 0.0%		$104

Net Assets – 100.0%		$26,452,367

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR — American Depository Receipt.

 1

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 78.0%(b)
Freddie Mac*
0.22% due 07/19/10	$250,000,000	$249,727,750
0.20% due 06/21/10	50,000,000	49,965,000
0.46% due 08/23/10	50,000,000	49,923,000
0.27% due 09/20/10	50,000,000	49,910,050
0.19% due 03/22/10	25,000,000	24,997,325
Fannie Mae*
0.31% due 01/11/10	25,000,000	24,999,900
0.25% due 02/17/10	15,000,000	14,999,445
Total Federal Agency Discount Notes
(Cost $464,392,931)		464,522,470

REPURCHASE AGREEMENTS † 63.3% (b)
Joint Repurchase Agreements
HSBC Group
issued 12/31/09 at 0.00% due
01/04/10	36,330,093	36,330,093
Morgan Stanley
issued 12/31/09 at 0.00% due
01/04/10	29,764,413	29,764,413
Mizuho Financial Group, Inc.
issued 12/31/09 at 0.00% due
01/04/10	25,229,098	25,229,098
Deutsche Bank
issued 12/31/09 at 0.00% due
01/04/10	8,754,239	8,754,239
Individual Repurchase Agreement ††
Barclays Capital
issued 12/31/09 at (0.10)% due
01/04/10 (Secured by a U.S.
Treasury Bond, at a rate of
4.38% and maturing 11/15/39 as
collateral, with Market Value of
$282,443,350) to be repurchased
at $276,912,475	276,912,475	276,912,475

Total Repurchase Agreements
(Cost $376,990,318)		376,990,318

Total Long Securities 141.3%
(Cost $841,383,249)		$841,512,788

	Face	Market
	Amount	Value

U.S. Treasury Obligation Sold Short (53.1)% (a)
U. S. Treasury Bond
4.38% due 11/15/39	$330,550,000	$(316,295,031)

Total U.S. Treasury Obligation
(Proceeds $327,201,245)		(316,295,031)
Other Assets in Excess of
Liabilities – 11.8%		$70,386,208

Net Assets – 100.0%		$595,603,965

		Unrealized
	Contracts	Gain

Futures Contracts Sold Short(a)
March 2010 U.S. Treasury
Bond Futures Contracts
(Aggregate Market Value of
Contracts $436,928,063)	3,786	$18,538,797

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or portion of this security is pledged as short security collateral at December 31, 2009.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 1

INVERSE HIGH YIELD STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 98.6%(b)
HSBC Group
issued 12/31/09 at 0.00%
due 01/04/10	$2,206,030	$2,206,030
Morgan Stanley
issued 12/31/09 at 0.00%
due 01/04/10	1,807,350	1,807,350
Mizuho Financial Group, Inc.
issued 12/31/09 at 0.00%
due 01/04/10	1,531,958	1,531,958
Credit Suisse Group
issued 12/31/09 at (0.02)%
due 01/04/10††	1,054,350	1,054,350
Deutsche Bank
issued 12/31/09 at 0.00%
due 01/04/10	531,574	531,574

Total Repurchase Agreements
(Cost $7,131,262)		7,131,262

Total Investments 98.6%
(Cost $7,131,262)		$7,131,262

Other Assets in Excess of Liabilities — 1.4%		$101,292

Net Assets — 100.0%		$7,232,554

		Unrealized
	Contracts	Gain

Futures Contract Sold Short(a)
March 2010 U.S. 5 Year
Treasury Note Futures Contracts
(Aggregate Market Value
of Contracts $5,948,719)	52	$91,031

Credit Default Swap Agreement Protection Purchased††† (b)

						Upfront
		Protection	Maturity	Notional	Market	Premiums	Unrealized
Index	Counterparty	Premium Rate	Date	Principal	Value	Received	Depreciation

CDX.NA.HY-13 Index	Goldman Sachs International	5%	12/20/14	$7,029,000	$52,718	$508,909	$(456,192)

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as credit default swap collateral at December 31, 2009.

†††	Total Return based on CDX North American High Yield Swap Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 1

INVERSE MID-CAP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 91.7%(b)
HSBC Group
issued 12/31/09 at 0.00%
due 01/04/10	$1,280,952	$1,280,952
Morgan Stanley
issued 12/31/09 at 0.00%
due 01/04/10	1,049,455	1,049,455
Mizuho Financial Group, Inc.
issued 12/31/09 at 0.00%
due 01/04/10	889,545	889,545
Credit Suisse Group
issued 12/31/09 at (0.02)%
due 01/04/10††	619,984	619,984
Deutsche Bank
issued 12/31/09 at 0.00%
due 01/04/10	308,663	308,663

Total Repurchase Agreements
(Cost $4,148,599)		4,148,599

Total Investments 91.7%
(Cost $4,148,599)		$4,148,599

Other Assets in Excess of Liabilities — 8.3%		$377,511

Net Assets — 100.0%		$4,526,110

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Sold Short(a)
March 2010 S&P MidCap 400
Index Mini Futures Contracts
(Aggregate Market Value of
Contracts $216,600)	3	$836

	Units
Equity Index Swap Agreements Sold Short(b)
Goldman Sachs International January 2010 S&P MidCap 400 Index
Swap, Terminating 01/04/10††† (Notional Market Value $996,170)	1,371	(55,094)
Credit Suisse Capital, LLC January 2010 S&P MidCap 400 Index
Swap, Terminating 01/04/10††† (Notional Market Value $3,316,794)	4,564	(132,563)

(Total Notional Market Value $4,312,964)		$(187,657)

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 1

INVERSE NASDAQ-100® STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 103.4%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$6,861,379	$6,861,379
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	5,621,371	5,621,371
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	4,764,821	4,764,821
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10 ††	4,171,207	4,171,207
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	1,653,344	1,653,344

Total Repurchase Agreements
(Cost $23,072,122)		23,072,122

Total Investments 103.4% (Cost $23,072,122)		$23,072,122

Liabilities in Excess of Other Assets – (3.4)%		$(758,362)

Net Assets – 100.0%		$22,313,760

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short(a)
March 2010 NASDAQ-100
Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,972,925)	53	$(34,583)

	Units

Equity Index Swap Agreements Sold Short (b)
Goldman Sachs International
January 2010 NASDAQ-100
Index
Swap, Terminating 01/04/10††† (Notional Market Value $237,129)	127	(8,236)
Credit Suisse Capital, LLC
January 2010 NASDAQ-100
Index
Swap, Terminating 01/04/10††† (Notional Market Value $19,888,175)	10,691	(913,139)

(Total Notional Market Value $20,125,304)		$(921,375)

†	Collateralized by obligation of the U.S. Treasury or U.S. Government Agencies.

††	All or portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 1

INVERSE RUSSELL 2000® STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 96.2% (b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$6,181,147	$6,181,147
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	5,064,072	5,064,072
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	4,292,440	4,292,440
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10††	3,573,273	3,573,273
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	1,489,433	1,489,433

Total Repurchase Agreements (Cost $20,600,365)		20,600,365

Total Investments 96.2% (Cost $20,600,365)		$20,600,365

Other Assets in Excess of Liabilities – 3.8%		$804,605

Net Assets – 100.0%		$21,404,970

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short(a)
March 2010 Russell 2000 Index
Mini Futures Contracts (Aggregate Market Value of Contracts $9,198,200)	148	$(171,472)

	Units
Equity Index Swap Agreements Sold Short(b)
Credit Suisse Capital, LLC
January 2010 Russell 2000
Index
Swap, Terminating 01/04/10††† (Notional Market Value $4,261,707)	6,814	$(165,003)
Goldman Sachs International
January 2010 Russell 2000
Index
Swap, Terminating 01/04/10††† (Notional Market Value $7,891,698)	12,619	(491,147)

(Total Notional Market Value $12,153,405)		$(656,150)

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or portion of this security is pledged as index swap collateral at December 31, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 1

INVERSE S&P 500 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 51.3%(b)
Fannie Mae**
0.25% due 09/01/10	$25,000,000	$24,958,325
0.37% due 12/01/10	25,000,000	24,914,950
Farmer Mac*
0.20% due 06/01/10	25,000,000	24,984,575
Freddie Mac**
0.25% due 02/16/10	25,000,000	24,999,100
0.20% due 07/06/10	25,000,000	24,974,575

Total Federal Agency Discount Notes (Cost $124,819,847)		124,831,525

U.S. TREASURY OBLIGATIONS 12.3%(a)
U.S. Treasury Bill 0.00% due 08/26/10	30,000,000	29,943,060

Total U.S. Treasury Obligations (Cost $29,951,250)		29,943,060

REPURCHASE AGREEMENTS† 34.7%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	22,571,528	22,571,528
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10††	22,334,190	22,334,190
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	18,492,336	18,492,336
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	15,674,589	15,674,589
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	5,438,922	5,438,922

Total Repurchase Agreements (Cost $84,511,565)		84,511,565

Total Investments 98.3% (Cost $239,282,662)		$239,286,150

Other Assets in Excess of Liabilities – 1.7%		$4,193,184

Net Assets – 100.0%		$243,479,334

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short(a)
March 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $108,218,225)	1,949	$(1,074,682)

	Units

Equity Index Swap Agreements Sold Short(b)
Goldman Sachs International January 2010 S&P 500 Index Swap, Terminating 01/04/10††† (Notional Market Value $11,270,555)	10,107	(184,903)
Credit Suisse Capital, LLC January 2010 S&P 500 Index Swap, Terminating 01/04/10††† (Notional Market Value $123,508,066)	110,760	(2,735,871)

(Total Notional Market Value $134,778,620)		$(2,920,781)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 1

JAPAN 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 88.1%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$1,771,123	$1,771,123
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	1,451,041	1,451,041
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	1,229,940	1,229,940
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	426,777	426,777

Total Repurchase Agreements (Cost $4,878,881)		4,878,881

Total Investments 88.1% (Cost $4,878,881)		$4,878,881

Other Assets in Excess of Liabilities – 11.9%		$656,432

Net Assets – 100.0%		$5,535,313

		Unrealized
	Contracts	Gain (Loss)

Currency Futures Contracts Purchased (a)
March 2010 Japanese Yen
Currency Futures Contracts (Aggregate Market Value of Contracts $11,150,013)	83	$(252,423)

Futures Contracts Purchased(a)
March 2010 Nikkei-225 Stock
Average Index Futures
Contracts (Aggregate Market Value of Contracts $11,070,800)	208	$394,990

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 1

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%(a)

McDonald’s Corp.	3,130	$195,437
Walt Disney Co.	5,752	185,502
Comcast Corp. — Class A	9,690	163,373
News Corp.	10,827	148,222
Time Warner, Inc.	4,741	138,153
DIRECTV*	4,057	135,301
Carnival Corp.*	3,795	120,264
Viacom, Inc. — Class B*	3,412	101,439
Starbucks Corp.*	4,326	99,758
Yum! Brands, Inc.	2,765	96,692
Activision Blizzard, Inc.*	8,160	90,658
Time Warner Cable, Inc.	2,167	89,692
Grupo Televisa SA — SP ADR	3,990	82,832
McGraw-Hill Companies, Inc.	2,262	75,800
CBS Corp.	5,365	75,378
Las Vegas Sands Corp.*	4,937	73,759
Marriott International, Inc. — Class A	2,680	73,030
DISH Network Corp. — Class A	3,459	71,843
Cablevision Systems Corp. — Class A	2,563	66,177
Discovery Communications, Inc. — Class A*	2,153	66,033
Mattel, Inc.	3,197	63,876
Wynn Resorts Ltd.	1,077	62,714
Starwood Hotels & Resorts Worldwide, Inc.	1,700	62,169
Electronic Arts, Inc.*	3,344	59,356
Liberty Global, Inc. — Class A*	2,694	59,026
Harley-Davidson, Inc.	2,321	58,489
Tim Hortons, Inc.	1,876	57,237
Virgin Media, Inc.	3,316	55,808
International Game Technology, Inc.	2,958	55,522
Royal Caribbean Cruises Ltd.*	2,162	54,655
Darden Restaurants, Inc.	1,556	54,569
Hasbro, Inc.	1,567	50,238
Marvel Entertainment, Inc.*	906	48,997
MGM MIRAGE*	5,102	46,530
Gannett Company, Inc.	3,024	44,906
DreamWorks Animation SKG, Inc. — Class A*	1,117	44,624
Wyndham Worldwide Corp.	2,212	44,616
Scripps Networks Interactive, Inc.	1,006	41,749
Chipotle Mexican Grill, Inc. — Class A*	445	39,231

		Market
	Shares	Value

Burger King Holdings, Inc.	2,027	$38,148
WMS Industries, Inc.*	915	36,600
Regal Entertainment Group — Class A	2,514	36,302
Liberty Media Corp. — Starz*	783	36,135
Bally Technologies, Inc.*	859	35,468
New York Times Co. — Class A*	2,862	35,374
Penn National Gaming, Inc.*	1,297	35,252
Panera Bread Co.*	519	34,757
Washington Post Co. — Class B	74	32,530
Brinker International, Inc.	2,007	29,944
Polaris Industries, Inc.	654	28,534
Scientific Games Corp. — Class A*	1,934	28,140
Brunswick Corp.	2,196	27,911
Vail Resorts, Inc.*	722	27,292
Cheesecake Factory, Inc.*	1,264	27,290
Jack in the Box, Inc.*	1,291	25,394
Life Time Fitness, Inc.*	977	24,357
Gaylord Entertainment Co.*	1,229	24,273
Take-Two Interactive Software, Inc.*	2,321	23,326
Valassis Communications, Inc.*	1,219	22,259
P.F. Chang’s China Bistro, Inc.*	577	21,874
Cracker Barrel Old Country Store, Inc.	573	21,768
Buffalo Wild Wings, Inc.*	511	20,578
Boyd Gaming Corp.*	2,411	20,180
Central European Media Enterprises Ltd. — Class A*	828	19,549
Meredith Corp.	610	18,819
Pool Corp.	818	15,607

Total Common Stocks (Cost $2,890,534)		3,901,316

WARRANTS 0.0%(a)
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	350	21

Total Warrants (Cost $—)		21

Total Investments 99.4% (Cost $2,890,534)		$3,901,337

Other Assets in Excess of Liabilities – 0.6%		$23,315

Net Assets – 100.0%		$3,924,652

*	Non-Income Producing Security.

(a)	Value determined based on Level 1 inputs.

ADR— American Depository Receipt.

 1

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 41.5% (a)

FINANCIALS 8.0%
New York Community Bancorp, Inc.	5,300	$76,903
Everest Re Group Ltd.	770	65,974
Federal Realty Investment Trust	780	52,822
Nationwide Health Properties, Inc.	1,430	50,307
SL Green Realty Corp.	980	49,235
AMB Property Corp.	1,860	47,523
Liberty Property Trust	1,430	45,774
Eaton Vance Corp.	1,500	45,615
Macerich Co.	1,248	44,875
Reinsurance Group of America, Inc.	930	44,314
Rayonier, Inc.	1,010	42,582
W.R. Berkley Corp.	1,720	42,381
First American Corp.	1,280	42,381
MSCI, Inc. — Class A*	1,320	41,976
HCC Insurance Holdings, Inc.	1,431	40,025
Fidelity National Financial, Inc. — Class A	2,930	39,438
Cullen/Frost Bankers, Inc.	760	38,000
Hospitality Properties Trust	1,571	37,248
Affiliated Managers Group, Inc.*	540	36,369
Jefferies Group, Inc.*	1,520	36,070
Alexandria Real Estate Equities, Inc.	560	36,002
Commerce Bancshares, Inc.	928	35,932
Regency Centers Corp.	1,020	35,761
Senior Housing Properties Trust	1,620	35,429
Camden Property Trust	820	34,743
Duke Realty Corp.	2,851	34,697
Mack-Cali Realty Corp.	1,000	34,570
Realty Income Corp.	1,330	34,460
First Niagara Financial Group, Inc.	2,400	33,384
Waddell & Reed Financial, Inc. — Class A	1,090	33,289
UDR, Inc.	1,950	32,058
Jones Lang LaSalle, Inc.	530	32,012
Essex Property Trust, Inc.	370	30,950
Old Republic International Corp.	3,061	30,732
Highwoods Properties, Inc.	910	30,348

		Market
	Shares	Value

Raymond James Financial, Inc.	1,260	$29,950
Arthur J. Gallagher & Co.	1,301	29,286
SEI Investments Co.	1,651	28,926
Bank of Hawaii Corp.	610	28,707
Hanover Insurance Group, Inc.	640	28,435
Washington Federal, Inc.	1,430	27,656
Corporate Office Properties Trust SBI	741	27,143
Brown & Brown, Inc.	1,501	26,973
Valley National Bancorp	1,880	26,564
Weingarten Realty Investors	1,330	26,321
Stancorp Financial Group, Inc.	630	25,213
American Financial Group, Inc.	1,010	25,199
City National Corp.	550	25,080
AmeriCredit Corp.*	1,220	23,229
BRE Properties, Inc. — Class A	690	22,825
SVB Financial Group*	530	22,096
BancorpSouth, Inc.	940	22,052
FirstMerit Corp.	1,086	21,872
Apollo Investment Corp.	2,220	21,157
Omega Healthcare Investors, Inc.	1,080	21,006
Westamerica Bancorporation	370	20,487
Fulton Financial Corp.	2,240	19,533
TCF Financial Corp.	1,430	19,477
Protective Life Corp.	1,090	18,040
Associated Banc-Corp.	1,631	17,957
Mercury General Corp.	450	17,667
Potlatch Corp.	510	16,259
NewAlliance Bancshares, Inc.	1,350	16,214
Trustmark Corp.	710	16,003
Unitrin, Inc.	640	14,112
Astoria Financial Corp.	1,040	12,927
Synovus Financial Corp.	6,121	12,548
International Bancshares Corp.	660	12,494
Wilmington Trust Corp.	880	10,859
Webster Financial Corp.	820	9,733
Cousins Properties, Inc.	1,271	9,698
PacWest Bancorp	380	7,657
Equity One, Inc.	420	6,791
Horace Mann Educators Corp.	500	6,250
Cathay General Bancorp	790	5,965

Total Financials		2,204,540

 1

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

INFORMATION TECHNOLOGY 6.3%
Cree, Inc.*	1,320	$74,408
Lam Research Corp.*	1,620	63,520
Avnet, Inc.*	1,930	58,209
Global Payments, Inc.	1,030	55,476
F5 Networks, Inc.*	1,010	53,510
Equinix, Inc.*	500	53,075
Lender Processing Services, Inc.	1,220	49,605
ANSYS, Inc.*	1,130	49,110
Arrow Electronics, Inc.*	1,531	45,333
Sybase, Inc.*	1,041	45,179
Hewitt Associates, Inc.*	1,060	44,796
Alliance Data Systems Corp.*	670	43,275
Rovi Corp.*	1,310	41,750
Synopsys, Inc.*	1,860	41,441
Broadridge Financial Solutions, Inc.	1,740	39,254
Trimble Navigation Ltd.*	1,531	38,581
3Com Corp.*	4,990	37,425
Ingram Micro, Inc. — Class A*	2,080	36,296
FactSet Research Systems, Inc.	541	35,636
Itron, Inc.*	520	35,136
Solera Holdings, Inc.	890	32,049
AOL, Inc.*	1,370	31,894
CommScope, Inc.*	1,200	31,836
Micros Systems, Inc.*	1,010	31,340
Tech Data Corp.*	650	30,329
Informatica Corp.*	1,141	29,506
Silicon Laboratories, Inc.*	580	28,037
Polycom, Inc.*	1,070	26,718
Atmel Corp.*	5,781	26,650
Jack Henry & Associates, Inc.	1,080	24,970
Parametric Technology Corp.*	1,501	24,526
Intersil Corp. — Class A	1,560	23,930
Diebold, Inc.	840	23,898
NCR Corp.*	2,031	22,605
NeuStar, Inc.*	950	21,888
DST Systems, Inc.*	500	21,775
Zebra Technologies Corp. — Class A*	750	21,270
National Instruments Corp.	720	21,204
Palm, Inc.*	2,111	21,194
Cadence Design Systems, Inc.*	3,420	20,486
International Rectifier Corp.*	910	20,129
Vishay Intertechnology, Inc.*	2,380	19,873
Convergys Corp.*	1,570	16,878
Plantronics, Inc.	630	16,367

		Market
	Shares	Value

RF Micro Devices, Inc.*	3,421	$16,318
ADTRAN, Inc.	710	16,011
Fairchild Semiconductor International, Inc.*	1,580	15,784
Quest Software, Inc.*	790	14,536
Mantech International Corp. — Class A*	291	14,050
Gartner, Inc. — Class A*	770	13,891
Integrated Device Technology, Inc.*	2,110	13,652
Acxiom Corp.*	1,010	13,554
Semtech Corp.*	790	13,438
Digital River, Inc.*	490	13,225
Fair Isaac Corp.	610	12,999
Ciena Corp.*	1,170	12,683
Mentor Graphics Corp.*	1,250	11,038
ValueClick, Inc.*	1,090	11,031
SRA International, Inc. — Class A*	550	10,505
Advent Software, Inc.*	200	8,146
ADC Telecommunications, Inc.*	1,230	7,638
ACI Worldwide, Inc.*	430	7,375

Total Information Technology		1,756,241

INDUSTRIALS 6.1%
Joy Global, Inc.	1,300	67,067
Manpower, Inc.	1,000	54,580
Bucyrus International, Inc.	960	54,115
AMETEK, Inc.	1,370	52,389
URS Corp.*	1,070	47,636
Oshkosh Corp.	1,140	42,214
Donaldson Company, Inc.	981	41,732
Kansas City Southern*	1,220	40,614
Pentair, Inc.	1,250	40,375
Aecom Technology Corp.*	1,430	39,325
KBR, Inc.	2,041	38,779
AGCO Corp.*	1,180	38,161
Alliant Techsystems, Inc.*	420	37,073
J.B. Hunt Transport Services, Inc.	1,120	36,142
Corrections Corporation of America*	1,470	36,088
Hubbell, Inc. — Class B	750	35,475
SPX Corp.	630	34,461
Waste Connections, Inc.*	1,000	33,320
Harsco Corp.	1,020	32,875
IDEX Corp.	1,031	32,116
Copart, Inc.*	860	31,502
FTI Consulting, Inc.*	660	31,126
Shaw Group, Inc.*	1,071	30,791

 2

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

BE Aerospace, Inc.*	1,290	$30,315
Lincoln Electric Holdings, Inc.	540	28,868
Terex Corp.*	1,380	27,338
Kennametal, Inc.	1,040	26,957
Carlisle Companies, Inc.	780	26,723
MSC Industrial Direct Co.	560	26,320
Nordson Corp.	430	26,307
Towers Watson and Co.	540	25,661
Landstar System, Inc.	650	25,201
Wabtec Corp.	610	24,912
Regal-Beloit Corp.	470	24,412
Lennox International, Inc.	620	24,205
Kirby Corp.*	691	24,068
Thomas & Betts Corp.*	670	23,979
Timken Co.	1,010	23,947
Con-way, Inc.	630	21,993
Graco, Inc.	760	21,713
Valmont Industries, Inc.	250	19,613
Woodward Governor Co.	721	18,580
Crane Co.	600	18,372
Alexander & Baldwin, Inc.	520	17,800
Trinity Industries, Inc.	1,010	17,614
Clean Harbors, Inc.*	290	17,287
GATX Corp.	590	16,963
MPS Group, Inc.*	1,190	16,351
HNI Corp.	578	15,970
Alaska Air Group, Inc.*	450	15,552
The Brink’s Co.	610	14,847
Granite Construction, Inc.	430	14,474
JetBlue Airways Corp.*	2,630	14,334
Herman Miller, Inc.	710	11,346
Werner Enterprises, Inc.	560	11,082
Rollins, Inc.	560	10,797
Mine Safety Appliances Co.	380	10,081
Corporate Executive Board Co.	430	9,813
Deluxe Corp.	660	9,761
Korn/Ferry International*	581	9,587
Navigant Consulting, Inc.*	641	9,525
AirTran Holdings, Inc.*	1,711	8,931
United Rentals, Inc.*	770	7,554
Federal Signal Corp.	620	3,732

Total Industrials		1,680,841

CONSUMER DISCRETIONARY 5.8%
CarMax, Inc.*	2,831	68,652
Urban Outfitters, Inc.*	1,650	57,733
NVR, Inc.*	81	57,568
Dollar Tree, Inc.*	1,120	54,096

		Market
	Shares	Value

BorgWarner, Inc.	1,490	$49,498
Advance Auto Parts, Inc.	1,210	48,981
American Eagle Outfitters, Inc.	2,650	44,997
Petsmart, Inc.	1,570	41,903
Strayer Education, Inc.	181	38,461
ITT Educational Services, Inc.*	400	38,384
DreamWorks Animation SKG, Inc. — Class A*	960	38,352
Tupperware Brands Corp.	810	37,722
Chipotle Mexican Grill, Inc. — Class A*	410	36,146
LKQ Corp.*	1,800	35,262
Mohawk Industries, Inc.*	720	34,272
Toll Brothers, Inc.*	1,750	32,917
Chico’s FAS, Inc.*	2,270	31,893
J. Crew Group, Inc.*	711	31,810
Gentex Corp.	1,760	31,416
Guess?, Inc.	740	31,302
Netflix, Inc.*	550	30,327
Hanesbrands, Inc.*	1,210	29,173
Aeropostale, Inc.*	840	28,602
Dick’s Sporting Goods, Inc.*	1,140	28,352
Williams-Sonoma, Inc.	1,350	28,053
Phillips-Van Heusen Corp.	660	26,849
WMS Industries, Inc.*	670	26,800
Panera Bread Co.*	400	26,788
Service Corporation International	3,230	26,454
The Warnaco Group, Inc.*	580	24,470
John Wiley & Sons, Inc. — Class A	540	22,615
Foot Locker, Inc.	1,990	22,169
Wendy’s/Arby’s Group, Inc. - Class A	4,600	21,574
Lamar Advertising Co.*	680	21,141
Career Education Corp.*	900	20,979
Fossil, Inc.*	610	20,472
Brinker International, Inc.	1,311	19,560
Aaron’s, Inc.	690	19,134
Sotheby’s	850	19,108
Brink’s Home Security Holdings, Inc.*	580	18,931
Collective Brands, Inc.*	820	18,671
Cheesecake Factory, Inc.*	770	16,624
Corinthian Colleges, Inc.*	1,120	15,422
M.D.C. Holdings, Inc.	480	14,899
Rent-A-Center, Inc.*	840	14,885
Thor Industries, Inc.	450	14,130
Matthews International Corp. — Class A	390	13,818

 3

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Saks, Inc.*	2,030	$13,317
Life Time Fitness, Inc.*	530	13,213
Under Armour, Inc.*	480	13,090
KB HOME	940	12,859
Scientific Games Corp. — Class A*	830	12,076
Bob Evans Farms, Inc.	400	11,580
Regis Corp.	730	11,366
International Speedway Corp. — Class A	390	11,095
Ryland Group, Inc.	557	10,973
American Greetings Corp. — Class A	500	10,895
AnnTaylor Stores Corp.*	750	10,230
Timberland Co. — Class A*	570	10,220
Scholastic Corp.	330	9,844
Barnes & Noble, Inc.	500	9,535
99 Cents Only Stores*	580	7,581
Boyd Gaming Corp.*	700	5,859
Harte-Hanks, Inc.	490	5,282
Coldwater Creek, Inc.*	740	3,300

Total Consumer Discretionary		1,613,680

HEALTH CARE 5.1%
Vertex Pharmaceuticals, Inc.*	2,450	104,983
Cerner Corp.*	860	70,898
Edwards Lifesciences Corp.*	720	62,532
Henry Schein, Inc.*	1,150	60,490
Beckman Coulter, Inc.	880	57,587
ResMed, Inc.*	960	50,179
Hologic, Inc.*	3,290	47,705
Mettler-Toledo International, Inc.*	430	45,146
Covance, Inc.*	820	44,747
Community Health Systems, Inc.*	1,181	42,044
Perrigo Co.	1,030	41,035
IDEXX Laboratories, Inc.*	750	40,080
Universal Health Services, Inc. — Class B	1,250	38,125
Omnicare, Inc.	1,520	36,769
Pharmaceutical Product Development, Inc.	1,500	35,160
Lincare Holdings, Inc.*	870	32,294
Techne Corp.	470	32,223
United Therapeutics Corp.*	600	31,590
Health Net, Inc.*	1,320	30,743
Endo Pharmaceuticals Holdings, Inc.*	1,491	30,580
Kinetic Concepts, Inc.*	791	29,781

		Market
	Shares	Value

Charles River Laboratories International, Inc.*	840	$28,300
Teleflex, Inc.	510	27,484
Valeant Pharmaceuticals International*	860	27,339
VCA Antech, Inc.*	1,091	27,188
Gen-Probe, Inc.*	630	27,027
Bio-Rad Laboratories, Inc. — Class A*	250	24,115
Owens & Minor, Inc.	540	23,182
Health Management Associates, Inc. — Class A*	3,161	22,980
OSI Pharmaceuticals, Inc.*	740	22,962
LifePoint Hospitals, Inc.*	701	22,790
Steris Corp.	750	20,978
Medicis Pharmaceutical Corp. — Class A	761	20,585
Masimo Corp.*	660	20,077
WellCare Health Plans, Inc.*	540	19,850
Thoratec Corp.*	730	19,652
Hill-Rom Holdings, Inc.	800	19,192
Varian, Inc.*	370	19,070
Immucor, Inc.*	890	18,014
Psychiatric Solutions, Inc.*	720	15,221
Kindred Healthcare, Inc.*	500	9,230
Affymetrix, Inc.*	910	5,314

Total Health Care		1,405,241

ENERGY 2.8%
Newfield Exploration Co.*	1,691	81,557
Pride International, Inc.*	2,220	70,840
Cimarex Energy Co.	1,060	56,148
Helmerich & Payne, Inc.	1,340	53,439
Plains Exploration & Production Co.*	1,770	48,958
Arch Coal, Inc.	2,070	46,057
Oceaneering International, Inc.*	700	40,964
Southern Union Co.	1,580	35,866
Encore Acquisition Co.*	710	34,094
Forest Oil Corp.*	1,430	31,818
Tidewater, Inc.	660	31,647
Patterson-UTI Energy, Inc.	1,960	30,086
Atwood Oceanics, Inc.*	720	25,812
Superior Energy Services*	1,000	24,290
Comstock Resources, Inc.*	590	23,936
Quicksilver Resources, Inc.*	1,510	22,665
Unit Corp.*	510	21,675
Exterran Holdings, Inc.*	800	17,160
Frontier Oil Corp.	1,330	16,013

 4

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Bill Barrett Corp.*	490	$15,244
Mariner Energy, Inc.*	1,300	15,093
Patriot Coal Corp.*	960	14,842
Helix Energy Solutions Group, Inc.*	1,170	13,748
Overseas Shipholding Group, Inc.	310	13,625

Total Energy		785,577

UTILITIES 2.8%
Oneok, Inc.	1,340	59,724
MDU Resources Group, Inc.	2,390	56,404
National Fuel Gas Co.	1,030	51,500
NSTAR	1,360	50,048
OGE Energy Corp.	1,230	45,387
Alliant Energy Corp.	1,410	42,667
Energen Corp.	910	42,588
DPL, Inc.	1,530	42,228
NV Energy, Inc.	2,990	37,016
AGL Resources, Inc.	991	36,142
Atmos Energy Corp.	1,181	34,721
UGI Corp.	1,390	33,624
Great Plains Energy, Inc.	1,720	33,351
Aqua America, Inc.	1,740	30,467
Westar Energy, Inc.	1,390	30,205
Vectren Corp.	1,040	25,667
Hawaiian Electric Industries, Inc.	1,171	24,474
WGL Holdings, Inc.	640	21,466
Cleco Corp.	770	21,044
IDACORP, Inc.	610	19,489
PNM Resources, Inc.	1,100	13,915
Black Hills Corp.	500	13,315
Dynegy, Inc.*	6,420	11,620

Total Utilities		777,062

MATERIALS 2.6%
Lubrizol Corp.	870	63,466
Martin Marietta Materials, Inc.	570	50,964
Steel Dynamics, Inc.	2,750	48,730
Albemarle Corp.	1,170	42,553
Terra Industries, Inc.	1,271	40,913
Ashland, Inc.	950	37,639
Sonoco Products Co.	1,280	37,440
Valspar Corp.	1,290	35,011
Reliance Steel & Aluminum Co.	810	35,008
RPM International, Inc.	1,641	33,362

		Market
	Shares	Value

AptarGroup, Inc.	860	$30,736
Packaging Corporation of America	1,310	30,143
Temple-Inland, Inc.	1,360	28,710
Greif, Inc. — Class A	440	23,751
Scotts Miracle-Gro Co. — Class A	580	22,800
Cytec Industries, Inc.	620	22,580
Commercial Metals Co.	1,430	22,380
Cabot Corp.	830	21,771
Silgan Holdings, Inc.	340	19,679
Olin Corp.	1,000	17,520
Sensient Technologies Corp.	620	16,306
Carpenter Technology Corp.	560	15,092
Minerals Technologies, Inc.	240	13,073
Louisiana-Pacific Corp.*	1,590	11,098
Worthington Industries, Inc.	781	10,208

Total Materials		730,933

CONSUMER STAPLES 1.7%
Energizer Holdings, Inc.*	890	54,539
Church & Dwight Company, Inc.	900	54,405
Ralcorp Holdings, Inc.*	720	42,991
Green Mountain Coffee Roasters, Inc.*	440	35,847
Hansen Natural Corp.*	910	34,944
NBTY, Inc.*	791	34,440
Alberto-Culver Co.	1,090	31,926
Corn Products International, Inc.	950	27,769
Smithfield Foods, Inc.*	1,790	27,190
Flowers Foods, Inc.	980	23,285
BJ’s Wholesale Club, Inc.*	710	23,224
PepsiAmericas, Inc.	710	20,775
Universal Corp.	310	14,139
Ruddick Corp.	520	13,380
Lancaster Colony Corp.	250	12,425
Tootsie Roll Industries, Inc.	330	9,035

Total Consumer Staples		460,314

TELECOMMUNICATION SERVICES 0.3%
Telephone & Data Systems, Inc.	1,190	40,365
tw telecom, Inc.*	1,910	32,737
Syniverse Holdings, Inc.*	880	15,382

 5

MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Cincinnati Bell, Inc.*	2,590	$8,936

Total Telecommunication Services		97,420

Total Common Stocks (Cost $9,002,817)		11,511,849

WARRANTS (a) 0.0% CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	510	31

Total Consumer Discretionary		31

Total Warrants (Cost $—)		31

	Face
	Amount
REPURCHASE AGREEMENTS † 42.7% (b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$3,296,145	3,296,145
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10††	2,745,142	2,745,142
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	2,700,457	2,700,457
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	2,288,978	2,288,978
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	794,252	794,252

Total Repurchase Agreements (Cost $11,824,974)		11,824,974

Total Investments 84.2%
(Cost $20,827,791)		$23,336,854

Other Assets in Excess of Liabilities – 15.8%		$4,373,142

Net Assets – 100.0%		$27,709,996

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Purchased(a)
March 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $5,126,200)	71	$(100,635)

	Units
Equity Index Swap Agreements(b)
Credit Suisse Capital, LLC January 2010 S&P MidCap 400 Index Swap, Terminating 01/04/10††† (Notional Market Value $19,279,284)	26,531	517,698
Goldman Sachs International January 2010 S&P MidCap 400 Index Swap, Terminating 01/04/10††† (Notional Market Value $5,826,124)	8,018	140,465

(Total Notional Market Value of Contracts $25,105,408)		$658,163

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on S&P MidCap 400 Index

+/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 6

NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 94.7%(a)

INFORMATION TECHNOLOGY 59.8%
Apple, Inc.*	410,070	$86,467,360
Qualcomm, Inc.	657,590	30,420,114
Microsoft Corp.	997,500	30,413,775
Google, Inc. — Class A*	48,260	29,920,235
Oracle Corp.	682,330	16,744,378
Cisco Systems, Inc.*	670,870	16,060,628
Intel Corp.	631,190	12,876,276
Research In Motion Ltd.*	185,570	12,533,398
eBay, Inc.*	314,770	7,409,686
Adobe Systems, Inc.*	167,550	6,162,489
Automatic Data Processing, Inc.	116,410	4,984,676
Symantec Corp.*	276,670	4,949,626
Cognizant Technology Solutions Corp. — Class A*	93,750	4,246,875
Activision Blizzard, Inc.*	369,680	4,107,145
Broadcom Corp. — Class A*	130,000	4,088,500
Marvell Technology Group Ltd.*	193,970	4,024,878
Intuit, Inc.*	130,130	3,996,292
NetApp, Inc.*	114,810	3,948,316
Yahoo!, Inc.*	219,850	3,689,083
CA, Inc.	163,570	3,673,782
Baidu, Inc. — SP ADR*	8,809	3,622,525
Paychex, Inc.	111,910	3,428,922
Dell, Inc.*	234,840	3,372,302
NVIDIA Corp.*	177,870	3,322,612
Applied Materials, Inc.	225,150	3,138,591
Altera Corp.	135,610	3,068,854
Fiserv, Inc.*	62,840	3,046,483
Xilinx, Inc.	119,890	3,004,443
Linear Technology Corp.	97,340	2,972,764
Citrix Systems, Inc.*	70,960	2,952,646
Seagate Technology	162,080	2,948,235
BMC Software, Inc.*	69,580	2,790,158
KLA-Tencor Corp.	67,600	2,444,416
Check Point Software Technologies Ltd.*	67,300	2,280,124
SanDisk Corp.*	75,710	2,194,833
Flextronics International Ltd.*	287,650	2,102,722
Maxim Integrated Products, Inc.	98,050	1,990,415

		Market
	Shares	Value

Autodesk, Inc.*	78,130	1,985,283
Infosys Technologies Ltd. — SP ADR	35,540	1,964,296
Electronic Arts, Inc.*	107,100	1,901,025
Flir Systems, Inc.*	51,850	1,696,532
Lam Research Corp.*	42,890	1,681,717
Microchip Technology, Inc.	49,820	1,447,769
VeriSign, Inc.*	59,200	1,435,008
Logitech International SA*	55,910	956,061

Total Information Technology		352,466,248

HEALTH CARE 14.8%
Teva Pharmaceutical Industries Ltd. — SP ADR	241,150	13,547,807
Gilead Sciences, Inc.*	289,290	12,520,471
Amgen, Inc.*	153,990	8,711,214
Celgene Corp.*	148,750	8,282,400
Express Scripts, Inc.*	80,020	6,917,729
Biogen Idec, Inc.*	102,620	5,490,170
Genzyme Corp.*	108,600	5,322,486
Intuitive Surgical, Inc.*	12,450	3,776,334
Life Technologies Corp.*	58,920	3,077,391
Vertex Pharmaceuticals, Inc.*	67,860	2,907,801
Warner Chilcott PLC*	81,780	2,328,277
Cerner Corp.*	26,540	2,187,958
Mylan Laboratories, Inc.*	101,330	1,867,512
Qiagen NV*	76,340	1,703,909
DENTSPLY International, Inc.	47,640	1,675,499
Henry Schein, Inc.*	29,450	1,549,070
Cephalon, Inc.*	23,740	1,481,613
Hologic, Inc.*	88,540	1,283,830
Illumina, Inc.*	40,080	1,228,452
Patterson Companies, Inc.*	38,290	1,071,354

Total Health Care		86,931,277

CONSUMER DISCRETIONARY 13.6%
Amazon.com, Inc.*	93,840	12,623,357
Comcast Corp. — Class A	471,350	7,946,961
Starbucks Corp.*	335,950	7,747,007
DIRECTV*	227,430	7,584,790
News Corp.	464,820	6,363,386

 1

NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Bed Bath & Beyond, Inc.*	115,310	$4,454,425
Staples, Inc.	158,380	3,894,564
Priceline.com, Inc.*	15,179	3,316,611
Sears Holdings Corp.*	39,450	3,292,103
Apollo Group, Inc. — Class A*	51,090	3,095,032
Mattel, Inc.	134,940	2,696,101
Wynn Resorts Ltd.	43,810	2,551,056
Expedia, Inc.*	92,750	2,384,603
Liberty Media Corp. — Interactive*	178,440	1,934,290
Urban Outfitters, Inc.*	54,390	1,903,106
Garmin Ltd.	60,750	1,865,025
Virgin Media, Inc.	109,890	1,849,449
Ross Stores, Inc.	41,300	1,763,923
O’Reilly Automotive, Inc.*	44,650	1,702,058
DISH Network Corp. — Class A	70,230	1,458,677

Total Consumer Discretionary		80,426,524

INDUSTRIALS 3.9%
Paccar, Inc.	133,000	4,823,910
First Solar, Inc.*	24,330	3,294,282
C.H. Robinson Worldwide, Inc.	54,120	3,178,467
Expeditors International of Washington, Inc.	67,960	2,360,251

Fastenal Co.	46,290	1,927,516
Joy Global, Inc.	32,800	1,692,152
Stericycle, Inc.*	28,880	1,593,310
Cintas Corp.	59,870	1,559,613
J.B. Hunt Transport Services, Inc.	41,470	1,338,237
Foster Wheeler AG*	43,310	1,275,046

Total Industrials		23,042,784

TELECOMMUNICATION SERVICES 1.5%
Vodafone Group PLC — SP ADR	190,650	4,402,108
Millicom International Cellular SA	34,280	2,528,836
NII Holdings, Inc. — Class B*	52,720	1,770,338

Total Telecommunication Services		8,701,282

		Market
	Shares	Value

CONSUMER STAPLES 0.8%
Costco Wholesale Corp.	74,960	$4,435,383

Total Consumer Staples		4,435,383

MATERIALS 0.3%
Sigma-Aldrich Corp.	38,150	1,927,720

Total Materials		1,927,720

Total Common Stocks (Cost $278,857,166)		557,931,218

	Face
	Amount

REPURCHASE AGREEMENTS† 5.5%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$11,420,216	11,420,216
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	9,356,321	9,356,321
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	7,930,664	7,930,664
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	2,751,859	2,751,859
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10††	1,218,378	1,218,378

Total Repurchase Agreements (Cost $32,677,438)		32,677,438

Total Investments 100.2%
(Cost $311,534,604)		$590,608,656

Liabilities in Excess of Other Assets – (0.2)%		$(1,316,452)

Net Assets – 100.0%		$589,292,204

		Unrealized
	Contracts	Loss

Futures Contracts Purchased(a)
March 2010 NASDAQ-100
Index Mini Futures Contracts (Aggregate Market Value of Contracts $27,881,525)	749	$(24,651)

 2

NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Unrealized
	Units	Gain

Equity Index Swap Agreements (b)
Credit Suisse Capital, LLC January 2010 NASDAQ-100 Index Swap, Terminating 01/04/10††† (Notional Market Value $2,817,745)	1,515	$66,231
Goldman Sachs International January 2010 NASDAQ-100 Index Swap, Terminating 01/04/10††† (Notional Market Value $542,168)	291	25,784

(Total Notional Market Value $3,359,913)		$92,015

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on NASDAQ-100 Index

+/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs

(b)	Value determined based on Level 2 inputs ADR — American Depository Receipt.

 3

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 66.3%(a)

INFORMATION TECHNOLOGY 13.1%
Microsoft Corp.	40,100	$1,222,649
Apple, Inc.*	4,670	984,716
International Business Machines Corp.	6,820	892,738
Google, Inc. — Class A*	1,250	774,975
Cisco Systems, Inc.*	29,860	714,848
Hewlett-Packard Co.	12,310	634,088
Intel Corp.	28,660	584,664
Oracle Corp.	20,300	498,162
Qualcomm, Inc.	8,670	401,074
Visa, Inc.	2,300	201,158
EMC Corp.*	10,589	184,990
Texas Instruments, Inc.	6,500	169,390
Corning, Inc.	8,080	156,025
eBay, Inc.*	5,840	137,474
Dell, Inc.*	8,940	128,378
MasterCard, Inc.	498	127,478
Automatic Data Processing, Inc.	2,620	112,188
Yahoo!, Inc.*	6,180	103,700
Adobe Systems, Inc.*	2,720	100,042
Applied Materials, Inc.	6,920	96,465
Motorola, Inc.*	11,990	93,042
Symantec Corp.*	4,210	75,317
Juniper Networks, Inc.*	2,730	72,809
Broadcom Corp. — Class A*	2,240	70,448
Cognizant Technology Solutions Corp. — Class A*	1,527	69,173
Western Union Co.	3,590	67,671
NetApp, Inc.*	1,760	60,526
Agilent Technologies, Inc.*	1,790	55,615
NVIDIA Corp.*	2,875	53,705
Western Digital Corp.*	1,170	51,655
Paychex, Inc.	1,670	51,169
Intuit, Inc.*	1,640	50,364
Analog Devices, Inc.	1,510	47,686
Micron Technology, Inc.*	4,410	46,570
CA, Inc.	2,060	46,268
Computer Sciences Corp.*	790	45,449
Salesforce.com, Inc.*	570	42,049
Amphenol Corp.	890	41,100
Fidelity National Information Services, Inc.	1,700	39,848
Citrix Systems, Inc.*	950	39,530
Fiserv, Inc.*	800	38,784
Xerox Corp.	4,510	38,155

		Market
	Shares	Value

BMC Software, Inc.*	950	$38,095
Sun Microsystems, Inc.*	3,910	36,637
Xilinx, Inc.	1,438	36,036
Linear Technology Corp.	1,160	35,426
Altera Corp.	1,530	34,624
SanDisk Corp.*	1,180	34,208
McAfee, Inc.*	820	33,267
KLA-Tencor Corp.	890	32,182
Harris Corp.	676	32,144
Affiliated Computer Services, Inc. — Class A*	510	30,442
Autodesk, Inc.*	1,190	30,238
Electronic Arts, Inc.*	1,690	29,998
Red Hat, Inc.*	970	29,973
SAIC, Inc.*	1,580	29,925
Advanced Micro Devices, Inc.*	2,920	28,266
Teradata Corp.*	890	27,973
Microchip Technology, Inc.	950	27,607
Flir Systems, Inc.*	790	25,849
VeriSign, Inc.*	1,000	24,240
Akamai Technologies, Inc.*	890	22,544
LSI Logic Corp.*	3,390	20,374
National Semiconductor Corp.	1,227	18,847
Total System Services, Inc.	1,020	17,615
Jabil Circuit, Inc.	988	17,162
MEMC Electronic Materials, Inc.*	1,160	15,799
Molex, Inc.	700	15,085
Novellus Systems, Inc.*	500	11,670
Tellabs, Inc.*	2,000	11,360
QLogic Corp.*	590	11,133
Lexmark International, Inc.*	410	10,652
Teradyne, Inc.*	910	9,764
JDS Uniphase Corp.*	1,159	9,562
Compuware Corp.*	1,200	8,676
Novell, Inc.*	1,800	7,470

Total Information Technology		10,226,978

FINANCIALS 9.5%
JPMorgan Chase & Co.	20,450	852,151
Bank of America Corp.	51,580	776,795
Wells Fargo & Co.	26,521	715,802
Goldman Sachs Group, Inc.	2,670	450,803
Citigroup, Inc.	100,997	334,300
American Express Co.	6,170	250,008
U.S. Bancorp	9,930	223,524
Morgan Stanley	7,060	208,976
Bank of New York Mellon Corp.	6,250	174,812
MetLife, Inc.	4,250	150,237

 1

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

The Travelers Companies, Inc.	2,840	$141,602
PNC Financial Services Group, Inc.	2,390	126,168
Prudential Financial, Inc.	2,410	119,922
Simon Property Group, Inc.	1,489	118,861
CME Group, Inc.	350	117,582
AFLAC, Inc.	2,430	112,387
State Street Corp.	2,570	111,898
Charles Schwab Corp.	4,950	93,159
BB&T Corp.	3,565	90,444
Capital One Financial Corp.	2,340	89,716
Chubb Corp.	1,770	87,049
Allstate Corp.	2,780	83,511
Franklin Resources, Inc.	770	81,120
T. Rowe Price Group, Inc.	1,340	71,355
Loews Corp.	1,870	67,975
Northern Trust Corp.	1,250	65,500
Progressive Corp. *	3,500	62,965
Marsh & McLennan Companies, Inc.	2,739	60,477
Public Storage	700	57,015
Vornado Realty Trust	811	56,690
Aon Corp.	1,420	54,443
SunTrust Banks, Inc.	2,590	52,551
Invesco Ltd.	2,225	52,265
Ameriprise Financial, Inc.	1,320	51,242
Equity Residential	1,430	48,305
Boston Properties, Inc.	720	48,290
HCP, Inc.	1,520	46,421
Hartford Financial Services Group, Inc.	1,990	46,287
IntercontinentalExchange, Inc.*	380	42,674
Discover Financial Services	2,820	41,482
Fifth Third Bancorp	4,130	40,268
Principal Financial Group, Inc.	1,660	39,906
Lincoln National Corp.	1,570	39,062
Host Hotels & Resorts, Inc.*	3,295	38,453
Ventas, Inc.	810	35,429
AvalonBay Communities, Inc.	418	34,322
NYSE Euronext	1,350	34,155
ProLogis	2,460	33,677
Hudson City Bancorp, Inc.	2,450	33,639
Unum Group	1,720	33,574
Regions Financial Corp.	6,170	32,639
XL Capital Ltd.	1,780	32,627
Plum Creek Timber Company, Inc. (REIT)	847	31,983
People’s United Financial, Inc.	1,810	30,227

		Market
	Shares	Value

Genworth Financial, Inc. — Class A*	2,540	$28,829
M&T Bank Corp.	430	28,763
KIMCO Realty Corp.	2,090	28,278
Health Care REIT, Inc.	638	28,276
SLM Corp.*	2,462	27,747
Moody’s Corp.	1,016	27,229
Legg Mason, Inc.	840	25,334
KeyCorp	4,560	25,308
Leucadia National Corp.*	980	23,314
Comerica, Inc.	780	23,065
Cincinnati Financial Corp.	840	22,042
American International Group, Inc.*	700	20,986
CB Richard Ellis Group, Inc. — Class A*	1,400	18,998
Torchmark Corp.	430	18,899
Assurant, Inc.	610	17,983
First Horizon National Corp.*	1,150	15,412
NASDAQ OMX Group, Inc.*	773	15,321
Marshall & Ilsley Corp.	2,720	14,824
E*Trade Financial Corp.*	8,040	14,070
Huntington Bancshares, Inc.	3,710	13,542
Federated Investors, Inc. — Class B	460	12,650
Janus Capital Group, Inc.	940	12,643
Apartment Investment & Management Co. — Class A	610	9,711
Zions Bancorporation	720	9,238

Total Financials		7,409,187

HEALTH CARE 8.4%
Johnson & Johnson	14,320	922,351
Pfizer, Inc.	41,880	761,797
Merck & Company, Inc.	15,850	579,159
Abbott Laboratories	8,030	433,540
Amgen, Inc.*	5,250	296,992
Medtronic, Inc.	5,740	252,445
Bristol-Myers Squibb Co.	8,880	224,220
Gilead Sciences, Inc.*	4,670	202,118
Eli Lilly & Co.	5,250	187,478
UnitedHealth Group, Inc.	6,030	183,794
Baxter International, Inc.	3,130	183,668
Medco Health Solutions, Inc.*	2,470	157,858
WellPoint, Inc.*	2,380	138,730
Celgene Corp.*	2,390	133,075
Express Scripts, Inc.*	1,430	123,624
Thermo Fisher Scientific, Inc.*	2,120	101,103
Allergan, Inc.	1,600	100,816

 2

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Becton, Dickinson & Co.	1,230	$96,998
McKesson Corp.	1,390	86,875
Biogen Idec, Inc.*	1,500	80,250
Stryker Corp.	1,470	74,044
Aetna, Inc.	2,250	71,325
Boston Scientific Corp.*	7,840	70,560
Genzyme Corp.*	1,380	67,634
Zimmer Holdings, Inc.*	1,110	65,612
St. Jude Medical, Inc.*	1,730	63,629
Cardinal Health, Inc.	1,880	60,611
Intuitive Surgical, Inc.*	197	59,754
Forest Laboratories, Inc.*	1,570	50,413
CIGNA Corp.	1,420	50,083
Quest Diagnostics, Inc.	810	48,908
Life Technologies Corp.*	930	48,574
Hospira, Inc.*	840	42,840
Laboratory Corporation of America Holdings*	550	41,162
AmerisourceBergen Corp.	1,500	39,105
C.R. Bard, Inc.	500	38,950
Humana, Inc.*	880	38,623
DaVita, Inc.*	530	31,132
Varian Medical Systems, Inc.*	650	30,453
Waters Corp.*	490	30,360
Mylan Laboratories, Inc.*	1,590	29,304
DENTSPLY International, Inc.	790	27,784
Cephalon, Inc.*	390	24,340
CareFusion Corp.*	920	23,009
Watson Pharmaceuticals, Inc.*	550	21,786
Millipore Corp.*	290	20,982
IMS Health, Inc.	950	20,007
Coventry Health Care, Inc.*	770	18,703
King Pharmaceuticals, Inc.*	1,290	15,828
Patterson Companies, Inc.*	480	13,430
PerkinElmer, Inc.	610	12,560
Tenet Healthcare Corp.*	2,250	12,128

Total Health Care		6,510,524

ENERGY 7.6%
Exxon Mobil Corp.	24,640	1,680,202
Chevron Corp.	10,410	801,466
Schlumberger Ltd.	6,230	405,511
ConocoPhillips	7,700	393,239
Occidental Petroleum Corp.	4,210	342,483
Apache Corp.	1,740	179,516
Devon Energy Corp.	2,310	169,785
Anadarko Petroleum Corp.	2,550	159,171
Halliburton Co.	4,680	140,821

		Market
	Shares	Value

XTO Energy, Inc.	3,010	$140,055
EOG Resources, Inc.	1,310	127,463
Marathon Oil Corp.	3,670	114,577
National-Oilwell Varco, Inc.	2,170	95,675
Hess Corp.	1,510	91,355
Chesapeake Energy Corp.	3,358	86,905
Southwestern Energy Co.*	1,790	86,278
Spectra Energy Corp.	3,360	68,914
Baker Hughes, Inc.	1,610	65,173
Noble Energy, Inc.	900	64,098
Williams Companies, Inc.	3,030	63,872
Peabody Energy Corp.	1,390	62,842
Murphy Oil Corp.	990	53,658
Cameron International Corp.*	1,270	53,086
Valero Energy Corp.	2,930	49,078
Consol Energy, Inc.	940	46,812
Range Resources Corp.	820	40,877
FMC Technologies, Inc.*	630	36,439
El Paso Corp.	3,640	35,781
Diamond Offshore Drilling, Inc.	360	35,431
Smith International, Inc.	1,280	34,778
Nabors Industries Ltd.*	1,470	32,178
Pioneer Natural Resources Co.	600	28,902
BJ Services Co.	1,520	28,272
Cabot Oil & Gas Corp.	540	23,539
Denbury Resources, Inc.*	1,300	19,240
Massey Energy Co.	440	18,484
Sunoco, Inc.	610	15,921
Rowan Companies, Inc.*	590	13,358
Tesoro Corp.	730	9,892

Total Energy		5,915,127

CONSUMER STAPLES 7.5%
Procter & Gamble Co.	15,170	919,757
Coca-Cola Co.	12,030	685,710
Wal-Mart Stores, Inc.	11,070	591,691
PepsiCo, Inc.	8,100	492,480
Philip Morris International, Inc.	9,890	476,599
CVS Caremark Corp.	7,320	235,777
Colgate-Palmolive Co.	2,580	211,947
Altria Group, Inc.	10,760	211,219
Kraft Foods, Inc.	7,670	208,471
Walgreen Co.	5,130	188,374
Kimberly-Clark Corp.	2,160	137,614
Costco Wholesale Corp.	2,260	133,724
General Mills, Inc.	1,700	120,377
Archer-Daniels-Midland Co.	3,330	104,262
Sysco Corp.	3,070	85,776

 3

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Kellogg Co.	1,320	$70,224
H.J. Heinz Co.	1,640	70,126
Avon Products, Inc.	2,220	69,930
Kroger Co.	3,380	69,391
Lorillard, Inc.	830	66,591
ConAgra Foods, Inc.	2,300	53,015
Reynolds American, Inc.	876	46,402
Mead Johnson Nutrition Co. - Class A	1,050	45,885
Safeway, Inc.	2,110	44,922
Clorox Co.	730	44,530
Sara Lee Corp.	3,620	44,092
J.M. Smucker Co.	620	38,285
Dr Pepper Snapple Group, Inc.	1,320	37,356
Molson Coors Brewing Co. — Class B	820	37,031
Coca-Cola Enterprises, Inc.	1,650	34,980
Campbell Soup Co.	990	33,462
Hershey Co.	860	30,779
Brown-Forman Corp. — Class B	570	30,535
Estee Lauder Companies, Inc. — Class A	610	29,500
Pepsi Bottling Group, Inc.	750	28,125
McCormick & Company, Inc.	680	24,568
Whole Foods Market, Inc.*	730	20,038
Tyson Foods, Inc. — Class A	1,580	19,387
Dean Foods Co.*	940	16,958
Constellation Brands, Inc. — Class A*	1,038	16,535
SUPERVALU, Inc.	1,100	13,981
Hormel Foods Corp.	360	13,842

Total Consumer Staples		5,854,248

INDUSTRIALS 6.8%
General Electric Co.	55,260	836,084
United Technologies Corp.	4,870	338,027
3M Co.	3,668	303,234
United Parcel Service, Inc. — Class B	5,150	295,455
Boeing Co.	3,770	204,070
Caterpillar, Inc.	3,230	184,078
Union Pacific Corp.	2,620	167,418
Emerson Electric Co.	3,900	166,140
Honeywell International, Inc.	3,959	155,193
General Dynamics Corp.	2,000	136,340
FedEx Corp.	1,620	135,189
Burlington Northern Santa Fe Corp.	1,360	134,123
Lockheed Martin Corp.	1,660	125,081

		Market
	Shares	Value

Deere & Co.	2,200	$118,998
Raytheon Co.	1,990	102,525
Danaher Corp.	1,350	101,520
Norfolk Southern Corp.	1,910	100,122
CSX Corp.	2,040	98,920
Illinois Tool Works, Inc.	2,000	95,980
Northrop Grumman Corp.	1,630	91,035
Waste Management, Inc.	2,540	85,877
Precision Castparts Corp.	730	80,555
Paccar, Inc.	1,890	68,550
Eaton Corp.	860	54,713
L-3 Communications Holdings, Inc.	600	52,170
C.H. Robinson Worldwide, Inc.	870	51,095
Cummins, Inc.	1,050	48,153
Republic Services, Inc.	1,680	47,561
ITT Corp.	947	47,104
Rockwell Collins, Inc.	820	45,395
Parker Hannifin Corp.	830	44,720
Southwest Airlines Co.	3,850	44,006
Fluor Corp.	930	41,887
Goodrich Corp.	649	41,698
Dover Corp.	970	40,362
Expeditors International of Washington, Inc.	1,100	38,203
Rockwell Automation, Inc.	740	34,765
First Solar, Inc.*	250	33,850
W.W. Grainger, Inc.	330	31,954
Fastenal Co.	690	28,732
Flowserve Corp.	290	27,414
Textron, Inc.	1,410	26,522
Masco Corp.	1,860	25,687
Roper Industries, Inc.	470	24,614
Pitney Bowes, Inc.	1,080	24,581
Jacobs Engineering Group, Inc.*	650	24,447
Stericycle, Inc.*	440	24,275
RR Donnelley & Sons Co.	1,070	23,829
Dun & Bradstreet Corp.	270	22,780
Quanta Services, Inc.*	1,090	22,716
Pall Corp.	610	22,082
Stanley Works	420	21,634
Avery Dennison Corp.	590	21,529
Iron Mountain, Inc.*	940	21,394
Robert Half International, Inc.	780	20,849
Equifax, Inc.	660	20,387
Cintas Corp.	680	17,714
Snap-On, Inc.	298	12,593
Ryder System, Inc.	289	11,898

 4

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Monster Worldwide, Inc.*	650	$11,310

Total Industrials		5,279,137

CONSUMER DISCRETIONARY 6.4%
McDonald’s Corp.	5,600	349,664
Walt Disney Co.	9,980	321,855
Home Depot, Inc.	8,830	255,452
Comcast Corp. — Class A	14,820	249,865
Amazon.com, Inc.*	1,730	232,720
Target Corp.	3,900	188,643
Lowe’s Companies, Inc.	7,640	178,700
Time Warner, Inc.	6,060	176,588
Ford Motor Co.*	17,173	171,730
DIRECTV*	4,970	165,749
News Corp.	11,700	160,173
Nike, Inc. — Class B	2,020	133,461
Johnson Controls, Inc.	3,480	94,795
Viacom, Inc. — Class B*	3,150	93,649
Staples, Inc.	3,760	92,458
Starbucks Corp.*	3,855	88,896
Kohl’s Corp.*	1,590	85,749
Yum! Brands, Inc.	2,430	84,977
TJX Companies, Inc.	2,180	79,679
Time Warner Cable, Inc.	1,830	75,744
Carnival Corp.*	2,270	71,936
Best Buy Company, Inc.	1,770	69,844
Omnicom Group, Inc.	1,620	63,423
Coach, Inc.	1,660	60,640
McGraw-Hill Companies, Inc.	1,630	54,621
Bed Bath & Beyond, Inc.*	1,360	52,537
The Gap, Inc.	2,470	51,746
Priceline.com, Inc.*	230	50,255
CBS Corp.	3,510	49,315
Apollo Group, Inc. — Class A*	670	40,589
H&R Block, Inc.	1,740	39,359
Mattel, Inc.	1,876	37,482
Macy’s, Inc.	2,190	36,704
Marriott International, Inc. — Class A	1,318	35,915
Starwood Hotels & Resorts Worldwide, Inc.	970	35,473
Fortune Brands, Inc.	780	33,696
VF Corp.	460	33,690
J.C. Penney Company, Inc.	1,220	32,464
Nordstrom, Inc.	860	32,319
Genuine Parts Co.	830	31,507
Whirlpool Corp.	390	31,457
Harley-Davidson, Inc.	1,220	30,744
Sherwin-Williams Co.	490	30,209

		Market
	Shares	Value

International Game Technology, Inc.	1,540	$28,906
Expedia, Inc.*	1,090	28,024
Tiffany & Co.	650	27,950
Ross Stores, Inc.	650	27,762
O’Reilly Automotive, Inc.*	710	27,065
Limited Brands, Inc.	1,390	26,744
Darden Restaurants, Inc.	720	25,250
AutoZone, Inc.*	158	24,975
Polo Ralph Lauren Corp.	300	24,294
Newell Rubbermaid, Inc.	1,440	21,614
Wynn Resorts Ltd.	360	20,963
Sears Holdings Corp.*	250	20,863
Hasbro, Inc.	650	20,839
Black & Decker Corp.	310	20,097
Family Dollar Stores, Inc.	720	20,038
Scripps Networks Interactive, Inc.	460	19,090
Wyndham Worldwide Corp.	930	18,758
GameStop Corp.*	850	18,649
Interpublic Group of Companies, Inc.*	2,520	18,598
Gannett Company, Inc.	1,230	18,266
DeVry, Inc.	320	18,154
Goodyear Tire & Rubber Co.*	1,260	17,766
Pulte Homes, Inc.*	1,640	16,400
Leggett & Platt, Inc.	790	16,116
Abercrombie & Fitch Co. — Class A	460	16,031
D.R. Horton, Inc.	1,430	15,544
Washington Post Co. — Class B	30	13,188
RadioShack Corp.	650	12,675
Harman International Industries, Inc.	359	12,666
Big Lots, Inc.*	430	12,461
Lennar Corp. — Class A	844	10,778
Office Depot, Inc.*	1,430	9,224
AutoNation, Inc.*	480	9,192
New York Times Co. — Class A*	600	7,416
Eastman Kodak Co.*	1,390	5,866
Meredith Corp.	190	5,862

Total Consumer Discretionary		4,944,556

UTILITIES 2.5%
Exelon Corp.	3,420	167,135
Southern Co.	4,150	138,278
Dominion Resources, Inc.	3,100	120,652
Duke Energy Corp.	6,770	116,512
FPL Group, Inc.	2,150	113,563

 5

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Public Service Enterprise Group, Inc.	2,630	$87,448
American Electric Power Company, Inc.	2,480	86,279
PG&E Corp.	1,930	86,175
Entergy Corp.	980	80,203
FirstEnergy Corp.	1,580	73,391
Sempra Energy	1,280	71,654
Consolidated Edison, Inc.	1,456	66,146
PPL Corp.	1,960	63,328
Progress Energy, Inc.	1,450	59,465
Edison International	1,690	58,778
Xcel Energy, Inc.	2,370	50,315
AES Corp.*	3,470	46,186
Questar Corp.	910	37,829
DTE Energy Co.	860	37,487
Constellation Energy Group, Inc.	1,040	36,577
Ameren Corp.	1,230	34,379
Wisconsin Energy Corp.	607	30,247
EQT Corp.	680	29,866
CenterPoint Energy, Inc.	2,030	29,455
Northeast Utilities	910	23,469
NiSource, Inc.	1,430	21,993
SCANA Corp.	580	21,854
Allegheny Energy, Inc.	880	20,662
Pinnacle West Capital Corp.	530	19,387
Pepco Holdings, Inc.	1,150	19,378
CMS Energy Corp.	1,190	18,635
TECO Energy, Inc.	1,110	18,004
Integrys Energy Group, Inc.	400	16,796
Nicor, Inc.	230	9,683

Total Utilities		1,911,209

MATERIALS 2.4%
Monsanto Co.	2,830	231,352
Freeport-McMoRan Copper & Gold, Inc.*	2,234	179,368
Dow Chemical Co.	5,940	164,122
E.I. du Pont de Nemours and Co.	4,690	157,912
Praxair, Inc.	1,590	127,693
Newmont Mining Corp.	2,540	120,167
Air Products & Chemicals, Inc.	1,098	89,004
Alcoa, Inc.	5,060	81,567
Nucor Corp.	1,630	76,039
International Paper Co.	2,250	60,255
Ecolab, Inc.	1,230	54,846
PPG Industries, Inc.	868	50,813
Weyerhaeuser Co.	1,100	47,454

		Market
	Shares	Value

United States Steel Corp.	740	$40,789
Vulcan Materials Co.	650	34,236
Sigma-Aldrich Corp.	630	31,834
Cliffs Natural Resources, Inc	680	31,341
Owens-Illinois, Inc.*	870	28,597
MeadWestvaco Corp.	890	25,481
Ball Corp.	490	25,333
Eastman Chemical Co.	380	22,891
Allegheny Technologies, Inc.	510	22,833
CF Industries Holdings, Inc.	247	22,423
FMC Corp.	380	21,189
Airgas, Inc.	430	20,468
Sealed Air Corp.	826	18,056
International Flavors & Fragrances, Inc.	409	16,826
Pactiv Corp.*	688	16,608
Bemis Co.	560	16,604
AK Steel Holding Corp.	570	12,170
Titanium Metals Corp.*	440	5,509

Total Materials		1,853,780

TELECOMMUNICATION SERVICES 2.1%
AT&T, Inc.	30,630	858,559
Verizon Communications, Inc.	14,740	488,336
American Tower Corp. — Class A*	2,080	89,877
Sprint Nextel Corp.*	15,410	56,401
CenturyTel, Inc.	1,540	55,763
Qwest Communications International, Inc.	7,710	32,459
Windstream Corp.	2,270	24,947
Frontier Communications Corp.	1,620	12,652
MetroPCS Communications, Inc.*	1,350	10,301

Total Telecommunication Services		1,629,295

Total Common Stocks (Cost $36,490,380)		51,534,041

	Face
	Amount
REPURCHASE AGREEMENTS† 31.6%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10 ††	$7,942,345	7,942,345

 6

NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$6,042,244	$6,042,244
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	4,950,272	4,950,272
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	4,195,980	4,195,980
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	1,455,962	1,455,962

Total Repurchase Agreements (Cost $24,586,803)		24,586,803

Total Investments 97.9% (Cost $61,077,183)		$76,120,844

Other Assets in Excess of Liabilities – 2.1%		$1,605,460

Net Assets – 100.0%		$77,726,304

		Unrealized
	Contracts	Gain

Futures Contracts Purchased(a)
March 2010 S&P 500 Index
Mini Futures Contracts (Aggregate Market Value of Contracts $4,164,375)	75	$35,601

	Units
Equity Index Swap Agreements(b)
Credit Suisse Capital, LLC
January 2010 S&P 500 Index Swap, Terminating 01/04/10††† (Notional Market Value $54,993,962)	49,318	976,852
Goldman Sachs International
January 2010 S&P 500 Index Swap, Terminating 01/04/10††† (Notional Market Value $6,136,439)	5,503	116,707

(Total Notional Market Value $61,130,401)		$1,093,559

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

REIT — Real Estate Investment Trust

 7

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.7% (a)

Freeport-McMoRan Copper & Gold, Inc. *	516,720	$41,487,449
Barrick Gold Corp.	669,518	26,365,619
Newmont Mining Corp.	549,130	25,979,340
Goldcorp, Inc.	594,345	23,381,532
Agnico-Eagle Mines Ltd.	312,993	16,901,622
Southern Copper Corp.	416,640	13,711,622
Yamana Gold, Inc.	1,194,167	13,589,621
Kinross Gold Corp.	702,240	12,921,216
AngloGold Ashanti Ltd. — SP ADR	314,817	12,649,347
Randgold Resources Ltd. — SP ADR	143,573	11,359,496
Gold Fields Ltd. — SP ADR	817,549	10,718,067
Silver Wheaton Corp.*	706,125	10,605,998
Coeur d’Alene Mines Corp.*	580,870	10,490,512
Cia de Minas Buenaventura SA — SP ADR	286,585	9,592,000
IAMGOLD Corp.	612,503	9,579,547
Eldorado Gold Corp.*	648,709	9,192,207
Hecla Mining Co.*	1,382,809	8,545,760
Harmony Gold Mining Co. Ltd. — SP ADR	803,332	8,169,886
Pan American Silver Corp.*	323,295	7,697,654
Royal Gold, Inc.	141,693	6,673,740
Silver Standard Resources, Inc.*	291,958	6,385,121
Titanium Metals Corp.*	487,478	6,103,225
Lihir Gold Ltd. — SP ADR	202,205	5,902,364
Gammon Gold, Inc.*	375,003	4,128,783

Total Common Stocks (Cost $191,107,918)		312,131,728

	Face
	Amount
REPURCHASE AGREEMENT †1.0% (b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$3,138,506	3,138,506

Total Repurchase Agreement
(Cost $3,138,506)		3,138,506

Total Investments 100.7%
(Cost $194,246,424)		$315,270,234

Liabilities in Excess of Other Assets – (0.7)%		$(2,039,367)

Net Assets – 100.0%		$313,230,867

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs. ADR — American Depository Receipt.

 1

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 98.8% (a)

REAL ESTATE INVESTMENT TRUST (REIT) 90.4%
SPECIALIZED REIT 24.6%
Public Storage	12,893	$1,050,135
HCP, Inc.	27,189	830,352
Host Hotels & Resorts, Inc.*	65,347	762,599
Ventas, Inc.	16,782	734,045
Plum Creek Timber Company, Inc. (REIT)	18,621	703,129
Health Care REIT, Inc.	14,540	644,413
Nationwide Health Properties, Inc.	15,773	554,894
Rayonier, Inc.	12,051	508,070
Hospitality Properties Trust	20,829	493,856
Senior Housing Properties Trust	21,514	470,511
Omega Healthcare Investors, Inc.	18,688	363,482
Entertainment Properties Trust	9,871	348,150
LaSalle Hotel Properties	15,557	330,275
Healthcare Realty Trust, Inc.	14,530	311,814
DiamondRock Hospitality Co.	32,772	277,579
Potlatch Corp.	6,737	214,775
Extra Space Storage, Inc.	14,934	172,488

Total Specialized REIT		8,770,567

RETAIL REIT 17.8%
Simon Property Group, Inc.	16,835	1,343,444
KIMCO Realty Corp.	49,837	674,295
Federal Realty Investment Trust	8,711	589,909
Macerich Co.	14,987	538,781
Regency Centers Corp.	14,419	505,530
Realty Income Corp.	17,115	443,450
Weingarten Realty Investors	21,844	432,293
Taubman Centers, Inc.	10,899	391,383
Developers Diversified Realty Corp.	41,430	383,642
National Retail Properties, Inc.	17,456	370,416
Tanger Factory Outlet Centers, Inc.	8,916	347,635
CBL & Associates Properties, Inc.	33,438	323,345

Total Retail REIT		6,344,123

		Market
	Shares	Value

OFFICE REIT 16.5%
Boston Properties, Inc.	12,409	$832,272
Digital Realty Trust, Inc.	11,043	555,242
SL Green Realty Corp.	10,842	544,702
Alexandria Real Estate Equities, Inc.	7,419	476,967
Duke Realty Corp.	38,163	464,444
Mack-Cali Realty Corp.	13,361	461,890
Highwoods Properties, Inc.	13,074	436,018
Corporate Office Properties Trust SBI	11,122	407,399
Douglas Emmett, Inc.	25,767	367,180
Brandywine Realty Trust	30,208	344,371
BioMed Realty Trust, Inc.	21,787	343,799
HRPT Properties Trust	52,390	338,963
Kilroy Realty Corp.	10,568	324,120

Total Office REIT		5,897,367

RESIDENTIAL REIT 14.9%
Equity Residential	26,014	878,753
AvalonBay Communities, Inc.	9,005	739,401
Camden Property Trust	11,203	474,671
UDR, Inc.	27,581	453,432
Essex Property Trust, Inc.	5,239	438,242
Apartment Investment & Management Co. — Class A	24,445	389,164
BRE Properties, Inc. — Class A	11,426	377,972
Home Properties, Inc.	7,730	368,798
American Campus Communities, Inc.	12,058	338,830
Mid-America Apartment Communities, Inc.	6,918	334,001
Post Properties, Inc.	13,968	273,773
Equity Lifestyle Properties, Inc.	4,675	235,947

Total Residential REIT		5,302,984

DIVERSIFIED REIT 6.6%
Vornado Realty Trust	14,121	987,606
Liberty Property Trust	16,414	525,412
Washington Real Estate Investment Trust	13,079	360,327
Colonial Properties Trust	21,180	248,441
Cousins Properties, Inc.	31,725	242,062

Total Diversified REIT		2,363,848

MORTGAGE REIT 5.9%
Annaly Capital Management, Inc.	47,473	823,656

 1

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

MFA Mortgage Investments, Inc.	53,289	$391,674
Hatteras Financial Corp.	9,697	271,128
Anworth Mortgage Asset Corp.	34,650	242,550
Redwood Trust, Inc.	13,626	197,032
Capstead Mortgage Corp.	13,298	181,518

Total Mortgage REIT		2,107,558

INDUSTRIAL REIT 4.1%
ProLogis	52,355	716,740
AMB Property Corp.	21,215	542,043
Eastgroup Properties, Inc.	4,882	186,883

Total Industrial REIT		1,445,666

Total Real Estate Investment Trust (REIT)		32,232,113

REAL ESTATE MANAGEMENT & DEVELOPEMENT 8.4%
CB Richard Ellis Group, Inc. — Class A*	42,477	576,413
Jones Lang LaSalle, Inc.	7,550	456,020
The St. Joe Co.*	15,504	447,910
Brookfield Asset Management, Inc. — Class A	15,210	337,358
Brookfield Properties Corp.	27,700	335,724
E-House China Holdings Ltd.*	17,950	325,254
Sunstone Hotel Investors, Inc.*	29,600	262,848
Forest City Enterprises, Inc. — Class A*	21,010	247,498

Total Real Estate Management & Developement		2,989,025

Total Common Stocks (Cost $28,702,729)		35,221,138

	Face
	Amount
REPURCHASE AGREEMENT † 0.1%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$33,018	33,018

Total Repurchase Agreement
(Cost $33,018)		33,018

Total Investments 98.9%
(Cost $28,735,747)		$35,254,156

Other Assets in Excess of Liabilities – 1.1%		$396,991

Net Assets – 100.0%		$35,651,147

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

REIT — Real Estate Investment Trust.

 2

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%(a)

Wal-Mart Stores, Inc.	11,090	$592,760
Amazon.com, Inc.*	2,413	324,597
Home Depot, Inc.	10,000	289,300
CVS Caremark Corp.	8,690	279,905
Target Corp.	5,170	250,073
Walgreen Co.	6,760	248,227
Lowe’s Companies, Inc.	10,230	239,280
Costco Wholesale Corp.	3,600	213,012
Staples, Inc.	7,020	172,622
Kohl’s Corp.*	3,152	169,987
Best Buy Company, Inc.	4,156	163,996
TJX Companies, Inc.	4,418	161,478
The Gap, Inc.	7,490	156,915
Bed Bath & Beyond, Inc.*	3,458	133,583
Sears Holdings Corp.*	1,600	133,520
Priceline.com, Inc.*	591	129,133
Nordstrom, Inc.	3,271	122,924
Expedia, Inc.*	4,466	114,821
AutoZone, Inc.*	724	114,443
Dollar General Corp.*	5,089	114,146
Liberty Media Corp. — Interactive*	10,050	108,942
Macy’s, Inc.	6,500	108,940
Sherwin-Williams Co.	1,760	108,504
Limited Brands, Inc.	5,400	103,896
J.C. Penney Company, Inc.	3,870	102,981
Urban Outfitters, Inc.*	2,920	102,171
Genuine Parts Co.	2,677	101,619
CarMax, Inc.*	4,130	100,152
Tiffany & Co.	2,233	96,019
O’Reilly Automotive, Inc.*	2,501	95,338
Ross Stores, Inc.	2,182	93,193
Dollar Tree, Inc.*	1,760	85,008
Guess?, Inc.	1,900	80,370
Family Dollar Stores, Inc.	2,880	80,150
Advance Auto Parts, Inc.	1,980	80,150
American Eagle Outfitters, Inc.	4,640	78,787
GameStop Corp.*	3,490	76,571
AutoNation, Inc.*	3,970	76,026
Petsmart, Inc.	2,770	73,931
Netflix, Inc.*	1,330	73,336
Dick’s Sporting Goods, Inc.*	2,870	71,377
Abercrombie & Fitch Co. — Class A	2,048	71,373
J. Crew Group, Inc.*	1,520	68,005
Chico’s FAS, Inc.*	4,707	66,133
RadioShack Corp.	3,310	64,545
Big Lots, Inc.*	2,210	64,046
Aeropostale, Inc.*	1,860	63,333

		Market
	Shares	Value

Williams-Sonoma, Inc.	2,870	$59,639
Tractor Supply Co.*	1,090	57,726
Foot Locker, Inc.	5,130	57,148
BJ’s Wholesale Club, Inc.*	1,700	55,607
Office Depot, Inc.*	8,550	55,148
Dress Barn, Inc.*	2,315	53,477
Aaron’s, Inc.	1,820	50,469
Collective Brands, Inc.*	2,210	50,322
Buckle, Inc.	1,677	49,103
Gymboree Corp.*	1,101	47,882
Penske Auto Group, Inc.*	3,120	47,362
Dillard’s, Inc. — Class A	2,550	47,048
Barnes & Noble, Inc.	2,320	44,242
Rent-A-Center, Inc.*	2,470	43,768
Men’s Wearhouse, Inc.	2,040	42,962
Jo-Ann Stores, Inc.*	1,180	42,763
Saks, Inc.*	6,420	42,115
Blue Nile, Inc.*	650	41,165
NutriSystem, Inc.	1,310	40,833
Cabela’s, Inc. — Class A*	2,841	40,513
Children’s Place Retail Stores, Inc.*	1,220	40,272
OfficeMax, Inc.*	3,150	39,974
99 Cents Only Stores*	3,020	39,471
LKQ Corp.*	1,790	35,066
AnnTaylor Stores Corp.*	2,560	34,918

Total Common Stocks (Cost $5,383,000)		7,578,611

	Face
	Amount
REPURCHASE AGREEMENT† 0.5%(b)

Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$39,991	39,991

Total Repurchase Agreement
(Cost $39,991)		39,991

Total Investments 100.0%
(Cost $5,422,991)		$7,618,602

Liabilities in Excess of Other Assets — 0.0%		$(581)

Net Assets — 100.0%		$7,618,021

*	Non-Income Producing Security.

†	Collateralized by obligation of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 1

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 77.6%(a)

FINANCIALS 15.7%
E*Trade Financial Corp.*	16,480	$28,840
Assured Guaranty Ltd.	1,290	28,070
Highwoods Properties, Inc.	735	24,512
MFA Mortgage Investments, Inc.	2,930	21,535
Platinum Underwriters Holdings Ltd.	540	20,677
Prosperity Bancshares, Inc.	475	19,223
ProAssurance Corp.*	352	18,906
Stifel Financial Corp.*	313	18,542
SVB Financial Group*	434	18,093
National Retail Properties, Inc.	836	17,740
FirstMerit Corp.	864	17,401
Westamerica Bancorporation	314	17,386
Washington Real Estate Investment Trust	609	16,778
Omega Healthcare Investors, Inc.	861	16,746
Tanger Factory Outlet Centers, Inc.	423	16,493
Home Properties, Inc.	342	16,317
BioMed Realty Trust, Inc.	1,034	16,317
Apollo Investment Corp.	1,699	16,191
Developers Diversified Realty Corp.	1,690	15,649
Montpelier Re Holdings Ltd.	903	15,640
Entertainment Properties Trust	441	15,554
American Campus Communities, Inc.	546	15,343
East-West Bancorp, Inc.	955	15,089
Trustmark Corp.	666	15,012
Knight Capital Group, Inc. — Class A*	973	14,984
Mid-America Apartment Communities, Inc.	300	14,484
Ares Capital Corp.	1,149	14,305
LaSalle Hotel Properties	673	14,288
CBL & Associates Properties, Inc.	1,441	13,934
Kilroy Realty Corp.	450	13,801
Potlatch Corp.	423	13,485
NewAlliance Bancshares, Inc.	1,121	13,463
Signature Bank*	418	13,334
Healthcare Realty Trust, Inc.	621	13,327
UMB Financial Corp.	338	13,300

		Market
	Shares	Value

Equity Lifestyle Properties, Inc.	263	$13,274
Hancock Holding Co.	300	13,137
Umpqua Holding Corp.	914	12,257
IBERIABANK Corp.	222	11,946
First Financial Bankshares, Inc.	220	11,931
Redwood Trust, Inc.	814	11,770
Zenith National Insurance Corp.	386	11,495
Old National Bancorp	907	11,274
Astoria Financial Corp.	891	11,075
Tower Group, Inc.	470	11,003
RLI Corp.	204	10,863
Cash America International, Inc.	310	10,838
Delphi Financial Group, Inc. — Class A	483	10,805
Max Capital Group Ltd.	484	10,793
Piper Jaffray Companies, Inc.*	213	10,780
DCT Industrial Trust, Inc.	2,136	10,723
Hatteras Financial Corp.	378	10,569
Conseco, Inc.*	2,107	10,535
MB Financial Corp.	532	10,491
Extra Space Storage, Inc.	900	10,395
International Bancshares Corp.	549	10,393
Sovran Self Storage, Inc.	290	10,362
DiamondRock Hospitality Co.	1,221	10,342
Franklin Street Properties Corp.	702	10,256
National Health Investors, Inc.	274	10,135
Eastgroup Properties, Inc.	264	10,106
Post Properties, Inc.	512	10,035
Capstead Mortgage Corp.	724	9,883
KBW, Inc.*	358	9,795
PS Business Parks, Inc.	188	9,409
Argo Group International Holdings Ltd.*	320	9,325
Starwood Property Trust, Inc.	490	9,256
PHH Corp.*	573	9,231
Sunstone Hotel Investors, Inc.*	1,028	9,129
Selective Insurance Group, Inc.	553	9,097
Glacier Bancorp, Inc.	638	8,753
Webster Financial Corp.	714	8,475
Forestar Real Estate Group, Inc.*	384	8,440
Medical Properties Trust, Inc.	840	8,400

 1

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Anworth Mortgage Asset Corp.	1,186	$8,302
Ezcorp, Inc.*	471	8,106
FNB Corp.	1,189	8,073
Colonial Properties Trust	687	8,059
Pico Holdings, Inc.*	244	7,986
United Bankshares, Inc.	398	7,948
First Financial Bancorp	543	7,906
Wintrust Financial Corp.	254	7,821
Prospect Capital Corp.	660	7,795
CVB Financial Corp.	890	7,690
National Penn Bancshares, Inc.	1,324	7,666
MGIC Investment Corp.*	1,314	7,595
Artio Global Investors, Inc.*	290	7,392
Financial Federal Corp.	268	7,370
NBT Bancorp, Inc.	360	7,333
Portfolio Recovery Associates, Inc.*	163	7,315
Alexander’s, Inc.*	24	7,306
Acadia Realty Trust	424	7,153
American Capital Ltd.*	2,930	7,149
Park National Corp.	120	7,066
Employers Holdings, Inc.	460	7,056
MF Global Ltd.*	1,011	7,026
Greenlight Capital Re Ltd. - Class A*	294	6,930
Investors Real Estate Trust	763	6,867
optionsXpress Holdings, Inc.	440	6,798
Allied Capital Corp.*	1,874	6,765
Provident Financial Services, Inc.	629	6,699
Community Bank System, Inc.	344	6,643
LTC Properties, Inc.	238	6,366
Radian Group, Inc.	863	6,309
First Midwest Bancorp, Inc.	571	6,218
Lexington Realty Trust	1,017	6,183
Brookline Bancorp, Inc.	621	6,154
Navigators Group, Inc.*	130	6,124
World Acceptance Corp.*	170	6,091
U-Store-It Trust	826	6,046
Inland Real Estate Corp.	734	5,982
Cousins Properties, Inc.	771	5,883
Dollar Financial Corp.*	248	5,868
Infinity Property & Casualty Corp.	144	5,852
Ocwen Financial Corp.*	598	5,723
PacWest Bancorp	280	5,642
Equity One, Inc.	338	5,465
City Holding Co.	166	5,367
Investors Bancorp, Inc.*	488	5,339

		Market
	Shares	Value

Susquehanna Bancshares, Inc.	902	$5,313
Chemical Financial Corp.	224	5,282
First Cash Financial Services, Inc.*	235	5,215
Enstar Group*	71	5,184
Texas Capital Bancshares, Inc.*	370	5,165
Horace Mann Educators Corp.	407	5,087
Safety Insurance Group, Inc.	140	5,072
DuPont Fabros Technology, Inc.	281	5,055
TrustCo Bank Corp.	800	5,040
Cathay General Bancorp	652	4,923
PrivateBancorp, Inc.	545	4,889
Hilltop Holdings, Inc.*	414	4,819
Pinnacle Financial Partners, Inc.*	335	4,764
Parkway Properties, Inc.	227	4,726
Simmons First National Corp.	170	4,726
Columbia Banking Systems, Inc.	286	4,627
MarketAxess Holdings, Inc.	331	4,601
Independent Bank Corp.	220	4,596
American Capital Agency Corp.	173	4,591
Evercore Partners, Inc. — Class A	150	4,560
Northwest Bancshares, Inc.	402	4,551
American Equity Investment Life Holding Co.	610	4,538
Flagstone Reinsurance Holdings	413	4,518
Harleysville Group, Inc.	140	4,451
Home Bancshares, Inc.	184	4,429
Sterling Bancshares, Inc.	863	4,427
Meadowbrook Insurance Group, Inc.	597	4,418
S&T Bancorp, Inc.	250	4,252
Getty Realty Corp.	180	4,235
United Fire & Casualty Co.	230	4,193
Cohen & Steers, Inc.	183	4,180
First Commonwealth Financial Corp.	890	4,138
Boston Private Financial Holdings, Inc.	709	4,091
Bank of the Ozarks, Inc.	138	4,039
Banco Latinoamericano de Comercio Exterior SA	285	3,961
Nara Bancorp, Inc.*	348	3,946
eHealth, Inc.*	240	3,943
Hercules Technology Growth Capital, Inc.	372	3,865

 2

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

First Potomac Realty Trust	306	$3,846
Universal Health Realty Income Trust	120	3,844
Community Trust Bancorp, Inc.	157	3,839
Maiden Holdings Ltd.	524	3,836
Amerisafe, Inc.*	203	3,648
Fifth Street Finance Corp.	339	3,641
Flushing Financial Corp.	323	3,637
Riskmetrics Group, Inc.*	225	3,580
First Financial Corp.	117	3,571
Tompkins Financial Corp.	87	3,523
SCBT Financial Corp.	127	3,517
Nelnet, Inc. — Class A	204	3,515
SWS Group, Inc.	290	3,509
National Financial Partners Corp.*	430	3,479
National Western Life Insurance Co. — Class A	20	3,472
Walter Investment Management Corp.	240	3,439
Bank Mutual Corp.	494	3,418
Beneficial Mutual Bancorp, Inc.*	344	3,385
GAMCO Investors, Inc. — Class A	70	3,380
Pennsylvania Real Estate Investment Trust	398	3,367
Sun Communities, Inc.	170	3,357
Phoenix Companies, Inc.*	1,207	3,355
Oppenheimer Holdings, Inc. — Class A	100	3,322
Compass Diversified Trust	254	3,241
Tejon Ranch Co.*	110	3,214
Urstadt Biddle Properties	210	3,207
Duff & Phelps Corp. — Class A	174	3,177
Dime Community Bancshares	270	3,164
GFI Group, Inc.	681	3,112
Provident New York Bancorp	364	3,072
Colony Financial, Inc.	150	3,055
Univest Corporation of Pennsylvania	174	3,050
United America Indemnity Ltd. — Class A*	380	3,010
Lakeland Financial Corp.	174	3,001
Danvers Bancorp, Inc.	230	2,988
Renasant Corp.	219	2,978
Suffolk Bancorp	100	2,970
WesBanco, Inc.	240	2,962
MCG Capital Corp.*	684	2,955

		Market
	Shares	Value

United Community Banks, Inc.*	862	$2,922
First Industrial Realty Trust, Inc.*	554	2,897
Berkshire Hills Bancorp, Inc.	140	2,895
Harleysville National Corp.	447	2,879
Citizens Banking Corp.*	4,130	2,850
Amtrust Financial Services, Inc.	241	2,849
Education Realty Trust, Inc.	585	2,831
Cedar Shopping Centers, Inc.	408	2,774
Southside Bancshares, Inc.	141	2,766
Northfield Bancorp, Inc.	204	2,758
Government Properties Income Trust	120	2,758
MVC Capital, Inc.	233	2,749
State Auto Financial Corp.	148	2,738
TradeStation Group, Inc.*	347	2,738
American Physicians Capital, Inc.	90	2,729
Westfield Financial, Inc.	330	2,723
CNA Surety Corp.*	182	2,710
FPIC Insurance Group, Inc.*	70	2,703
Oriental Financial Group	250	2,700
FBL Financial Group, Inc. — Class A	144	2,667
iStar Financial, Inc.*	1,041	2,665
Advance America Cash Advance Centers, Inc.	477	2,652
SY Bancorp, Inc.	124	2,647
SeaBright Insurance Holdings, Inc.*	230	2,643
Camden National Corp.	80	2,616
Ramco-Gershenson Properties Trust	274	2,614
Cardinal Financial Corp.	299	2,613
Bancfirst Corp.	70	2,593
1st Source Corp.	161	2,590
Pennymac Mortgage Investment Trust*	150	2,577
Ashford Hospitality Trust, Inc.*	547	2,538
TowneBank	217	2,535
Credit Acceptance Corp.*	60	2,526
Ambac Financial Group, Inc.*	3,010	2,498
FelCor Lodging Trust, Inc.*	681	2,452
Encore Capital Group, Inc.*	140	2,436
Great Southern Bancorp, Inc.	114	2,435
Calamos Asset Management, Inc. — Class A	211	2,433
TriCo Bancshares	146	2,431
StellarOne Corp.	244	2,430

 3

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Arrow Financial Corp.	97	$2,425
Broadpoint Gleacher Securities, Inc.*	538	2,399
Union Bankshares Corp.	192	2,379
CapLease, Inc.	540	2,365
Capital Southwest Corp.	30	2,364
PennantPark Investment Corp.	265	2,364
NorthStar Realty Finance Corp.	687	2,356
Territorial Bancorp, Inc.*	130	2,347
Washington Trust Bancorp, Inc.	150	2,337
Cypress Sharpridge Investments, Inc.	170	2,297
Saul Centers, Inc.	70	2,293
Westwood Holdings Group, Inc.	63	2,289
United Financial Bancorp, Inc.	174	2,281
Home Federal Bancorp, Inc.	171	2,276
Citizens, Inc.*	347	2,266
BGC Partners, Inc. — Class A	481	2,222
BankFinancial Corp.	224	2,218
Baldwind & Lyons, Inc. — Class B	90	2,215
Safeguard Scientifics, Inc.*	213	2,196
First Financial Holdings, Inc.	169	2,195
First Bancorp	154	2,151
PMA Capital Corp.*	338	2,129
Pacific Continental Corp.	186	2,128
Republic Bancorp, Inc.	103	2,122
Consolidated-Tomoka Land Co.	60	2,096
National Bankshares, Inc.	74	2,093
Invesco Mortgage Capital, Inc.	90	2,048
First Mercury Financial Corp.	147	2,015
Presidential Life Corp.	220	2,013
Heartland Financial USA, Inc.	140	2,009
International Assets Holding Corp.*	138	2,007
Stewart Information Services Corp.	176	1,985
Kite Realty Group Trust	484	1,970
CreXus Investment Corp.*	140	1,954
German American Bancorp	120	1,950
First Busey Corp.	498	1,937
First Bancorp Puerto Rico	836	1,923
ESSA Bancorp, Inc.	164	1,919
The PMI Group, Inc.*	761	1,918
Centerstate Banks of Florida, Inc.	190	1,917

		Market
	Shares	Value

Washington Banking Co.	160	$1,910
NGP Capital Resources Co.	233	1,894
Kearny Financial Corp.	187	1,885
Donegal Group, Inc. — Class A	120	1,865
Orrstown Financial Services, Inc.	53	1,849
First Community Bancshares, Inc.	150	1,808
Western Alliance Bancorp*	478	1,807
Apollo Commercial Real Estate Finance, Inc.*	100	1,799
Penson Worldwide Company, Inc.*	197	1,785
Associated Estates Realty Corp.	157	1,769
Glimcher Realty Trust	654	1,766
Cogdell Spencer, Inc.	310	1,755
TICC Capital Corp.	284	1,718
WSFS Financial Corp.	67	1,717
Gladstone Capital Corp.	223	1,717
Eagle Bancorp, Inc.*	164	1,717
Life Partners Holdings, Inc.	80	1,695
Monmouth Real Estate Investment Corp. — Class A	227	1,689
Bridge Bancorp, Inc.	70	1,683
LaBranche & Company, Inc.*	578	1,642
Capital City Bank Group, Inc.	118	1,633
Hersha Hospitality Trust	520	1,633
Agree Realty Corp.	70	1,630
Wilshire Bancorp, Inc.	199	1,630
Bank of Marin Bancorp	50	1,628
Kayne Anderson Energy Development Co.	111	1,615
American Physicians Service Group, Inc.	70	1,615
Diamond Hill Investment Group, Inc.	25	1,606
US Global Investors, Inc. — Class A	130	1,600
ViewPoint Financial Group	110	1,585
Abington Bancorp, Inc.	230	1,585
Oceanfirst Financial Corp.	140	1,582
Sandy Spring Bancorp, Inc.	174	1,547
First of Long Island Corp.	60	1,515
Cardtronics, Inc.*	136	1,506
CNB Financial Corp.	94	1,503
JMP Group, Inc.	154	1,497
Ames National Corp.	70	1,478
CoBiz Financial, Inc.	310	1,473
South Financial Group, Inc.	2,248	1,449

 4

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Harris & Harris Group, Inc.*	317	$1,449
Oritani Financial Corp.	105	1,442
Strategic Hotels & Resorts, Inc.*	775	1,442
Bancorp/DE, Inc.*	210	1,441
First Marblehead Corp.*	647	1,378
Heritage Financial Corp./WA	100	1,378
First Bancorp, Inc.	89	1,372
Lakeland Bancorp, Inc.	214	1,367
Avatar Holdings, Inc.*	80	1,361
American Safety Insurance Holdings Ltd.*	94	1,358
Sterling Bancorp	190	1,357
Winthrop Realty Trust	124	1,347
Financial Institutions, Inc.	113	1,331
Triangle Capital Corp.	110	1,330
Epoch Holding Corp.	127	1,327
ESB Financial Corp.	100	1,322
American National Bankshares, Inc.	60	1,314
Medallion Financial Corp.	160	1,307
Shore Bancshares, Inc.	90	1,301
Penns Woods Bancorp, Inc.	40	1,298
First Merchants Corp.	218	1,295
Mission West Properties	180	1,294
Metro Bancorp, Inc.*	100	1,257
First Financial Northwest, Inc.	190	1,245
Citizens & Northern Corp.	130	1,240
Tower Bancorp, Inc.	53	1,211
Merchants Bancshares, Inc.	53	1,200
Northrim BanCorp, Inc.	70	1,182
FBR Capital Markets Corp.*	190	1,174
Center Bancorp, Inc.	130	1,160
Gramercy Capital Corp.*	447	1,158
NewStar Financial, Inc.*	292	1,145
Gladstone Commercial Corp.	85	1,140
Kansas City Life Insurance Co.	38	1,131
Main Street Capital Corp.	70	1,128
Peapack Gladstone Financial Corp.	88	1,116
Roma Financial Corp.	90	1,112
BlackRock Kelso Capital Corp.	130	1,108
China Housing & Land Development, Inc.*	268	1,107
Bryn Mawr Bank Corp.	73	1,102
Sanders Morris Harris Group, Inc.	200	1,100
Home Bancorp, Inc.*	90	1,097
State Bancorp, Inc.	154	1,095
Mercer Insurance Group, Inc.	60	1,090

		Market
	Shares	Value

Alliance Financial Corp./NY	40	$1,086
Resource Capital Corp.	220	1,082
EMC Insurance Group, Inc.	50	1,076
Asset Acceptance Capital Corp.*	158	1,071
Southwest Bancorp, Inc.	154	1,069
Peoples Bancorp, Inc.	110	1,065
Gladstone Investment Corp.	232	1,058
Dynex Capital, Inc.	120	1,048
Ameris Bancorp	145	1,039
United Security Bancshares/Thomasville AL	60	1,028
Bancorp Rhode Island, Inc.	40	1,027
Care Investment Trust, Inc.	130	1,011
MainSource Financial Group, Inc.	210	1,004
Virtus Investment Partners, Inc.*	61	970
National Interstate Corp.	57	967
First Defiance Financial Corp.	84	948
Cowen Group, Inc.*	160	947
Rockville Financial, Inc.	90	945
Clifton Savings Bancorp, Inc.	100	937
First South Bancorp, Inc.	90	927
Rewards Network, Inc.	73	923
RAIT Financial Trust*	684	896
Citizens Holding Co.	40	896
Enterprise Financial Services Corp.	116	894
Century Bancorp, Inc.	40	881
Ohio Valley Banc Corp.	40	881
NYMAGIC, Inc.	53	879
Smithtown Bancorp, Inc.	147	875
Chicopee Bancorp, Inc.*	70	874
Meridian Interstate Bancorp, Inc.*	100	869
Crawford & Co. — Class B*	220	867
Kohlberg Capital Corp.	190	866
UMH Properties, Inc.	100	848
Thomas Weisel Partners Group, Inc.*	223	843
NASB Financial, Inc.	36	838
Bar Harbor Bankshares	30	824
Universal Insurance Holdings, Inc.	140	822
Peoples Financial Corp./MS	40	813
Cape Bancorp, Inc.*	120	806
Hallmark Financial Services, Inc.*	100	796
West Bancorporation, Inc.	160	789
Legacy Bancorp/MA, Inc.	80	789

 5

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Old Second Bancorp, Inc.	110	$758
Guaranty Bancorp*	554	731
Enterprise Bancorp/MA, Inc.	64	701
Midsouth Bancorp, Inc.	50	695
Eastern Insurance Holdings, Inc.	80	690
Farmers Capital Bank Corp.	67	685
Sierra Bancorp	86	656
Tree.com, Inc.*	70	641
Yadkin Valley Financial Corp.	174	637
Pzena Investment Management, Inc. — Class A*	77	627
Santander BanCorp*	50	614
Primus Guaranty Ltd.*	190	580
CompuCredit Holdings Corp.	174	579
Norwood Financial Corp.	20	572
Fox Chase Bancorp, Inc.*	60	571
Bank of Kentucky Financial Corp.	30	563
Banner Corp.	202	541
Resource America, Inc. — Class A	134	541
Sun Bancorp, Inc.*	140	525
Auburn National Bancorporation, Inc.	24	473
Porter Bancorp, Inc.	31	466
Pacific Capital Bancorp	485	466
Wilber Corp.	63	454
Flagstar Bancorp, Inc.*	704	422
Central Pacific Financial Corp.*	321	421
Northeast Community Bancorp, Inc.	60	394
Independence Holding Co.	66	383
Prudential Bancorp of Pennsylvania, Inc.	40	381
Old Point Financial Corp.	24	373
American Realty Investors, Inc.*	30	368
First Financial Service Corp.	40	362
First Acceptance Corp.*	182	355
K-Fed Bancorp	40	352
Sterling Savings Bank*	553	343
Republic First Bancorp, Inc.*	80	342
Kentucky First Federal Bancorp	30	330
Hampton Roads Bankshares, Inc.	190	329
Premierwest Bancorp	225	320

		Market
	Shares	Value

California First National Bancorp.	20	$261
Brooklyn Federal Bancorp, Inc.	26	261
Cheviot Financial Corp.	30	222
Doral Financial Corp.*	59	214
QC Holdings, Inc.	40	192
Heritage Financial Group	24	174
First California Financial Group, Inc.*	60	164
Waterstone Financial, Inc.*	70	144
Transcontinental Realty Investors, Inc.*	10	119

Total Financials		1,989,891

INFORMATION TECHNOLOGY 14.2%
3Com Corp.*	4,048	30,360
Solera Holdings, Inc.	734	26,431
Skyworks Solutions, Inc.*	1,749	24,818
Informatica Corp.*	907	23,455
Atheros Communications, Inc.*	670	22,941
Polycom, Inc.*	881	21,999
Jack Henry & Associates, Inc.	876	20,253
Parametric Technology Corp.*	1,210	19,771
Concur Technologies, Inc.*	424	18,126
TIBCO Software, Inc.*	1,839	17,710
Palm, Inc.*	1,730	17,369
Unisys Corp.*	437	16,851
Microsemi Corp.*	851	15,105
CACI International, Inc. — Class A*	307	14,997
Arris Group, Inc.*	1,303	14,893
Anixter International, Inc.*	314	14,789
Blackboard, Inc.*	325	14,752
Cybersource Corp.*	721	14,499
Rackspace Hosting, Inc.*	689	14,366
MercadoLibre, Inc.*	272	14,109
Veeco Instruments, Inc.*	404	13,348
RF Micro Devices, Inc.*	2,784	13,280
Plantronics, Inc.	506	13,146
ADTRAN, Inc.	581	13,102
Riverbed Technology, Inc.*	569	13,070
Benchmark Electronics, Inc.*	677	12,802
Wright Express Corp.*	397	12,648
VeriFone Holdings, Inc.*	754	12,351
Progress Software Corp.*	420	12,268
InterDigital, Inc.*	460	12,208
Cymer, Inc.*	312	11,975
Tessera Technologies, Inc.*	506	11,775

 6

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Plexus Corp.*	413	$11,770
TiVo, Inc.*	1,151	11,717
Quest Software, Inc.*	636	11,702
Blue Coat Systems, Inc.*	405	11,559
Ariba, Inc.*	912	11,418
Formfactor, Inc.*	518	11,272
Gartner, Inc. — Class A*	622	11,221
Euronet Worldwide, Inc.*	510	11,194
Mantech International Corp. — Class A*	231	11,153
Synaptics, Inc.*	363	11,126
Semtech Corp.*	642	10,920
Digital River, Inc.*	403	10,877
Fair Isaac Corp.	510	10,868
Blackbaud, Inc.	457	10,799
Tekelec*	698	10,665
Commvault Systems, Inc.*	444	10,518
Comtech Telecommunications Corp.*	294	10,305
AsiaInfo Holdings, Inc.*	330	10,055
Taleo Corp.*	414	9,737
j2 Global Communications, Inc.*	471	9,585
Lawson Software, Inc.*	1,440	9,576
Emulex Corp.*	874	9,527
Acxiom Corp.*	705	9,461
EarthLink, Inc.	1,111	9,232
Triquint Semiconductor, Inc.*	1,537	9,222
ValueClick, Inc.*	911	9,219
FEI Co.*	391	9,134
MKS Instruments, Inc.*	524	9,123
Power Integrations, Inc.	250	9,090
Cavium Networks, Inc.*	379	9,032
MAXIMUS, Inc.	180	9,000
Hittite Microwave Corp.*	218	8,884
ViaSat, Inc.*	274	8,708
Mentor Graphics Corp.*	976	8,618
Netlogic Microsystems, Inc.*	186	8,604
Take-Two Interactive Software, Inc.*	843	8,472
MicroStrategy, Inc. — Class A*	90	8,462
Monolithic Power Systems, Inc.*	350	8,390
Intermec, Inc.*	652	8,385
SRA International, Inc. — Class A*	438	8,366
GSI Commerce, Inc.*	321	8,150
Amkor Technology, Inc.*	1,137	8,141
Websense, Inc.*	457	7,979
Cabot Microelectronics Corp.*	240	7,910

		Market
	Shares	Value

SuccessFactors, Inc.*	475	$7,876
Infinera Corp.*	881	7,814
Netgear, Inc.*	358	7,765
OmniVision Technologies, Inc.*	524	7,614
JDA Software Group, Inc.*	298	7,590
Ultimate Software Group, Inc.*	254	7,460
Littelfuse, Inc.*	232	7,459
Scansource, Inc.*	278	7,423
DealerTrack Holdings, Inc.*	390	7,328
Cognex Corp.	413	7,318
Sapient Corp.*	877	7,253
Diodes, Inc.*	354	7,239
Entegris, Inc.*	1,355	7,154
Rofin-Sinar Technologies, Inc.*	301	7,107
CSG Systems International, Inc.*	365	6,968
Coherent, Inc.*	233	6,927
TeleTech Holdings, Inc.*	340	6,810
Electronics for Imaging, Inc.*	522	6,791
TNS, Inc.*	260	6,679
Aruba Networks, Inc.*	624	6,652
Tyler Technologies, Inc.*	334	6,650
Advent Software, Inc.*	162	6,598
Quantum Corp.*	2,202	6,452
Net 1 UEPS Technologies, Inc.*	328	6,370
Harmonic, Inc.*	1,001	6,336
DTS, Inc. — Class A*	184	6,295
ACI Worldwide, Inc.*	366	6,277
ADC Telecommunications, Inc.*	1,007	6,253
Checkpoint Systems, Inc.*	410	6,253
United Online, Inc.	865	6,219
Sourcefire, Inc.*	230	6,153
ATMI, Inc.*	330	6,145
DG FastChannel, Inc.*	220	6,145
SYNNEX Corp.*	200	6,132
Zoran Corp.*	542	5,989
Art Technology Group, Inc.*	1,318	5,944
Manhattan Associates, Inc.*	244	5,863
L-1 Identity Solutions, Inc.*	778	5,827
Brooks Automation, Inc.*	670	5,749
Park Electrochemical Corp.	207	5,721
Pegasystems, Inc.	163	5,542
Insight Enterprises, Inc.*	481	5,493
SAVVIS, Inc.*	380	5,339
MTS Systems Corp.	184	5,288
Advanced Energy Industries, Inc.*	350	5,278

 7

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

TTM Technologies, Inc.*	452	$5,212
Applied Micro Circuits Corp.*	690	5,154
Black Box Corp.	180	5,101
Heartland Payment Systems, Inc.	386	5,068
Syntel, Inc.	133	5,058
NIC, Inc.	533	4,872
ArcSight, Inc.*	190	4,860
Rogers Corp.*	159	4,819
Standard Microsystems Corp.*	230	4,779
Netezza Corp.*	491	4,763
EPIQ Systems, Inc.*	340	4,757
Cogent, Inc.*	450	4,676
Cirrus Logic, Inc.*	675	4,604
Volterra Semiconductor Corp.*	240	4,589
Bottomline Technologies, Inc.*	261	4,586
Sonus Networks, Inc.*	2,162	4,562
Acme Packet, Inc.*	412	4,532
ModusLink Global Solutions, Inc.*	480	4,517
OSI Systems, Inc.*	160	4,365
Harris Stratex Networks, Inc. — Class A*	624	4,312
Adaptec, Inc.*	1,272	4,261
SonicWALL, Inc.*	559	4,254
STEC, Inc.*	260	4,248
Switch & Data Facilities Company, Inc.*	210	4,244
Terremark Worldwide, Inc.*	610	4,172
Sycamore Networks, Inc.	199	4,161
Compellent Technologies, Inc.*	181	4,105
TeleCommunication Systems, Inc. — Class A*	423	4,095
Forrester Research, Inc.*	157	4,074
Maxwell Technologies, Inc.*	226	4,032
comScore, Inc.*	229	4,019
IPG Photonics Corp.*	240	4,018
Constant Contact, Inc.*	250	4,000
RightNow Technologies, Inc.*	230	3,995
Ebix, Inc.*	80	3,906
FARO Technologies, Inc.*	182	3,902
Universal Display Corp.*	314	3,881
Echelon Corp.*	335	3,873
Netscout Systems, Inc.*	264	3,865
Micrel, Inc.	467	3,829
Avid Technology, Inc.*	300	3,828

		Market
	Shares	Value

Kulicke & Soffa Industries, Inc.*	705	$3,800
Brightpoint, Inc.*	515	3,785
Ultratech, Inc.*	254	3,774
Epicor Software Corp.*	494	3,764
Stratasys, Inc.*	208	3,594
THQ, Inc.*	710	3,578
S1 Corp.*	545	3,553
China Security & Surveillance Technology, Inc.*	462	3,530
Oplink Communications, Inc.*	214	3,507
Loral Space & Communications, Inc.*	110	3,477
Newport Corp.*	376	3,455
Methode Electronics, Inc. — Class A	397	3,446
3PAR, Inc.*	288	3,413
Sigma Designs, Inc.*	315	3,371
CTS Corp.	346	3,329
Cohu, Inc.	238	3,320
i2 Technologies, Inc.*	172	3,289
Lattice Semiconductor Corp.*	1,213	3,275
Daktronics, Inc.	353	3,251
RealNetworks, Inc.*	874	3,243
Actel Corp.*	272	3,231
Synchronoss Technologies, Inc.*	204	3,225
InfoSpace, Inc.*	370	3,171
Supertex, Inc.*	106	3,159
Kenexa Corp. — Class A*	240	3,132
The Knot, Inc.*	308	3,102
Electro Scientific Industries, Inc.*	286	3,095
Radiant Systems, Inc.*	294	3,058
LivePerson, Inc.*	434	3,025
Pericom Semiconductor Corp.*	261	3,009
SolarWinds, Inc.*	130	2,991
Kopin Corp.*	714	2,985
Exlservice Holdings, Inc.*	164	2,978
Vocus, Inc.*	165	2,970
Global Cash Access Holdings, Inc.*	385	2,884
infoGROUP, Inc.*	355	2,847
Multi-Fineline Electronix, Inc.*	100	2,837
Cass Information Systems, Inc.	93	2,827
Smith Micro Software, Inc.*	304	2,779
Anadigics, Inc.*	657	2,773
Imation Corp.*	314	2,738

 8

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

NetSuite, Inc.*	170	$2,717
ShoreTel, Inc.*	462	2,670
Move, Inc.*	1,608	2,669
Intevac, Inc.*	232	2,661
Extreme Networks, Inc.*	927	2,660
Super Micro Computer, Inc.*	238	2,647
Mercury Computer Systems, Inc.*	240	2,642
Rubicon Technology, Inc.*	130	2,640
Ceva, Inc.*	204	2,623
Exar Corp.*	367	2,609
Utstarcom, Inc.*	1,184	2,593
Novatel Wireless, Inc.*	324	2,582
Perficient, Inc.*	304	2,563
Internet Capital Group, Inc.*	381	2,534
Internap Network Services Corp.*	534	2,510
Comverge, Inc.*	220	2,473
Ciber, Inc.*	715	2,467
Ixia*	331	2,463
MoneyGram International, Inc.*	857	2,460
Photronics, Inc.*	547	2,434
Digi International, Inc.*	264	2,408
Interactive Intelligence, Inc.*	130	2,397
Smart Modular Technologies WWH, Inc.*	380	2,390
EMS Technologies, Inc.*	164	2,378
Symmetricom, Inc.*	456	2,371
iGate Corp.	237	2,370
Bel Fuse, Inc. — Class B	110	2,364
Anaren, Inc.*	154	2,318
Internet Brands, Inc. — Class A*	294	2,302
Radisys Corp.*	240	2,292
Fortinet, Inc.*	130	2,284
Cray, Inc.*	355	2,279
Hughes Communications, Inc.*	87	2,265
KVH Industries, Inc.*	150	2,213
Silicon Graphics International Corp.*	314	2,201
Electro Rent Corp.	190	2,193
Seachange International, Inc.*	333	2,188
Rudolph Technologies, Inc.*	324	2,177
Techwell, Inc.*	164	2,165
Silicon Storage Technology, Inc.*	831	2,127
PROS Holdings, Inc.*	204	2,111
LoopNet, Inc.*	210	2,087
Monotype Imaging Holdings, Inc.*	228	2,059

		Market
	Shares	Value

MIPS Technology, Inc.*	465	$2,032
Silicon Image, Inc.*	777	2,005
Actuate Corp.*	468	2,003
Airvana, Inc.*	262	1,991
Symyx Technologies, Inc.*	360	1,980
Ness Technologies, Inc.*	404	1,980
Openwave Systems, Inc.*	867	1,977
NVE Corp.*	46	1,900
DivX, Inc.*	336	1,895
Technitrol, Inc.	431	1,888
IXYS Corp.*	250	1,855
Web.com Group, Inc.*	284	1,855
Isilon Systems, Inc.*	270	1,852
DemandTec, Inc.*	210	1,842
NCI, Inc.*	66	1,825
Double-Take Software, Inc.*	178	1,778
Advanced Analogic Technologies, Inc.*	449	1,769
Vasco Data Security International*	281	1,762
Cogo Group, Inc.*	239	1,761
Powerwave Technologies, Inc.*	1,380	1,739
China Information Security Technology, Inc.*	282	1,737
Rimage Corp.*	100	1,734
Opnet Technologies, Inc.	140	1,707
Entropic Communications, Inc.*	552	1,695
Globecomm Systems, Inc.*	215	1,681
Archipelago Learning, Inc.*	80	1,656
Liquidity Services, Inc.*	163	1,641
LogMeIn, Inc.*	80	1,596
Integral Systems, Inc.*	181	1,567
Measurement Specialties, Inc.*	154	1,548
Agilysys, Inc.	164	1,492
Deltek, Inc.*	190	1,478
FalconStor Software, Inc.*	358	1,453
Online Resources Corp.*	274	1,441
Keynote Systems, Inc.	130	1,418
American Software, Inc. — Class A	230	1,380
Lionbridge Technologies, Inc.*	600	1,380
DSP Group, Inc.*	244	1,374
Tier Technologies, Inc. — Class B*	170	1,360
Limelight Networks, Inc.*	337	1,324
Immersion Corp.*	286	1,307
Support.com, Inc.*	494	1,304
Computer Task Group, Inc.*	160	1,282

 9

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

BigBand Networks, Inc.*	370	$1,273
PLX Technology, Inc.*	393	1,269
Rosetta Stone, Inc.*	70	1,257
Network Equipment Technologies, Inc.*	310	1,256
Microtune, Inc.*	554	1,252
Virtusa Corp.*	138	1,250
Innodata Isogen, Inc.*	224	1,241
Spectrum Control, Inc.*	130	1,231
Trident Microsystems, Inc.*	657	1,222
PC-Tel, Inc.*	200	1,184
ICx Technologies, Inc.*	124	1,180
Unica Corp.*	150	1,163
Zix Corp.*	657	1,123
ActivIdentity Corp.*	477	1,121
White Electronics Designs Corp.*	240	1,121
Ancestry.com, Inc.*	80	1,121
Hackett Group, Inc.*	403	1,120
GSE Systems, Inc.*	204	1,118
Saba Software, Inc.*	264	1,093
Marchex, Inc.	214	1,087
Zygo Corp.*	160	1,077
Dice Holdings, Inc.*	164	1,074
CPI International, Inc.*	80	1,059
Phoenix Technologies Ltd.*	370	1,018
Dynamics Research Corp.*	94	997
Virage Logic Corp.*	174	957
Startek, Inc.*	120	898
Chordiant Software, Inc.*	324	891
SRS Labs, Inc.*	120	880
GSI Technology, Inc.*	190	851
Emcore Corp.*	790	845
Callidus Software, Inc.*	274	827
Renaissance Learning, Inc.	70	795
Information Services Group, Inc.*	250	793
QAD, Inc.	128	782
Pervasive Software, Inc.*	160	771
OpenTable, Inc.*	30	764
Echo Global Logistics, Inc.*	60	761
Communications Systems, Inc.	60	746
Travelzoo, Inc.*	60	737
China TransInfo Technology Corp.*	90	735
DDi Corp.*	146	714
Parkervision, Inc.*	376	688
TechTarget, Inc.*	120	676
PC Connection, Inc.*	100	675
ePlus, Inc.*	40	660
X-Rite, Inc.*	270	589

		Market
	Shares	Value

Opnext, Inc.*	294	$559
PC Mall, Inc.*	106	553
Ipass, Inc.*	527	548
PAR Technology Corp.*	94	543
MEMSIC, Inc.*	160	525
Imergent, Inc.	80	486
eLoyalty Corp.*	70	481
RAE Systems, Inc.*	417	459

Total Information Technology		1,792,665

INDUSTRIALS 12.2%
UAL Corp.*	1,747	22,554
Nordson Corp.	354	21,658
Towers Watson &Co.	452	21,479
GrafTech International Ltd.*	1,258	19,562
Regal-Beloit Corp.	368	19,114
EMCOR Group, Inc.*	694	18,669
American Superconductor Corp.*	453	18,528
Clarcor, Inc.	531	17,226
Tetra Tech, Inc.*	628	17,063
Woodward Governor Co.	632	16,287
Acuity Brands, Inc.	454	16,181
Brady Corp. — Class A	504	15,125
Curtiss-Wright Corp.	473	14,814
Teledyne Technologies, Inc.*	377	14,462
JetBlue Airways Corp.*	2,646	14,421
United Stationers, Inc.*	253	14,383
Avis Budget Group, Inc.*	1,071	14,052
Watsco, Inc.	283	13,861
Moog, Inc. — Class A*	470	13,738
Baldor Electric Co.	485	13,624
MPS Group, Inc.*	974	13,383
Actuant Corp. — Class A	714	13,230
Alaska Air Group, Inc.*	382	13,202
Hexcel Corp.*	1,014	13,162
Clean Harbors, Inc.*	220	13,114
HNI Corp.	471	13,014
Genesee & Wyoming, Inc. — Class A*	393	12,828
Kaydon Corp.	354	12,659
Esterline Technologies Corp.*	307	12,516
Granite Construction, Inc.	355	11,949
Knight Transportation, Inc.	604	11,651
Geo Group, Inc.*	527	11,531
Heico Corp.	244	10,817
Simpson Manufacturing Company, Inc.	397	10,675
Belden, Inc.	485	10,631

 10

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

HUB Group, Inc. — Class A*	387	$10,383
Resources Connection, Inc.*	474	10,058
ABM Industries, Inc.	482	9,958
A.O. Smith Corp.	226	9,806
SkyWest, Inc.	577	9,763
Applied Industrial Technologies, Inc.	440	9,711
Mueller Industries, Inc.	389	9,663
Briggs & Stratton Corp.	516	9,654
Healthcare Services Group, Inc.	449	9,636
Watts Industries, Inc. — Class A	309	9,554
ESCO Technologies, Inc.	265	9,500
Insituform Technologies, Inc. — Class A*	414	9,406
AAR Corp.*	404	9,284
EnerSys*	424	9,273
Otter Tail Power Co.	373	9,250
SYKES Enterprises, Inc.*	355	9,042
Old Dominion Freight Line, Inc.*	294	9,026
Orbital Sciences Corp.*	590	9,003
Werner Enterprises, Inc.	451	8,925
Herman Miller, Inc.	557	8,901
Rollins, Inc.	455	8,772
CoStar Group, Inc.*	208	8,688
Middleby Corp.*	174	8,529
Mueller Water Products, Inc. — Class A	1,613	8,388
Barnes Group, Inc.	494	8,349
Corporate Executive Board Co.	364	8,306
Triumph Group, Inc.	170	8,202
Atlas Air Worldwide Holdings, Inc.*	220	8,195
US Airways Group, Inc.*	1,690	8,180
II-VI, Inc.*	256	8,141
Heartland Express, Inc.	527	8,047
Deluxe Corp.	534	7,898
Korn/Ferry International*	468	7,722
Dollar Thrifty Automotive Group, Inc.*	299	7,657
Navigant Consulting, Inc.*	515	7,653
Arkansas Best Corp.	259	7,622
American Science & Engineering, Inc.	100	7,584
Allegiant Travel Co.*	160	7,547
Mine Safety Appliances Co.	284	7,535
Universal Forest Products, Inc.	204	7,509
Beacon Roofing Supply, Inc.*	469	7,504

		Market
	Shares	Value

Forward Air Corp.	298	$7,465
AirTran Holdings, Inc.*	1,406	7,339
Franklin Electric Company, Inc.	242	7,037
TrueBlue, Inc.*	464	6,872
Mastec, Inc.*	544	6,800
Robbins & Myers, Inc.	284	6,680
EnergySolutions, Inc.	785	6,665
Quanex Building Products Corp.	386	6,550
Albany International Corp. — Class A	284	6,379
Badger Meter, Inc.	160	6,371
Ameron International Corp.	100	6,346
Kaman Corp. — Class A	268	6,188
United Rentals, Inc.*	627	6,151
Genco Shipping & Trading Ltd.*	267	5,975
Interline Brands, Inc.*	343	5,924
Cubic Corp.	158	5,893
Orion Marine Group, Inc.*	278	5,855
Layne Christensen Co.*	200	5,742
RBC Bearings, Inc.*	233	5,669
Heidrick & Struggles International, Inc.	180	5,623
Mcgrath Rentcorp	250	5,590
EnPro Industries, Inc.*	210	5,546
Raven Industries, Inc.	174	5,528
Griffon Corp.*	450	5,499
GeoEye, Inc.*	190	5,297
Administaff, Inc.	224	5,284
Mobile Mini, Inc.*	374	5,270
Ceradyne, Inc.*	274	5,264
Tennant Co.	200	5,238
Huron Consulting Group, Inc.*	225	5,184
Knoll, Inc.	494	5,103
Lindsay Manufacturing Co.	127	5,061
Energy Conversion Devices, Inc.*	478	5,052
Chart Industries, Inc.*	304	5,031
Astec Industries, Inc.*	186	5,011
John Bean Technologies Corp.	294	5,001
Comfort Systems USA, Inc.	404	4,985
Tutor Perini Corp.*	274	4,954
ATC Technology Corp.*	206	4,913
Advisory Board Co.*	160	4,906
Cenveo, Inc.*	560	4,900
Tredegar Corp.	306	4,841
Aircastle Ltd.	487	4,797
Steelcase, Inc. — Class A	747	4,751

 11

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

G & K Services, Inc. — Class A	187	$4,699
Viad Corp.	224	4,621
EnerNOC, Inc.*	152	4,619
School Specialty, Inc.*	197	4,608
M&F Worldwide Corp.*	114	4,503
Amerco, Inc.*	90	4,475
Gibraltar Industries, Inc.*	284	4,467
Ennis, Inc.	266	4,466
Circor International, Inc.	177	4,457
Interface, Inc. — Class A	507	4,213
ACCO Brands Corp.*	574	4,179
AZZ, Inc.*	125	4,087
Apogee Enterprises, Inc.	290	4,060
Blount International, Inc.*	401	4,050
Gorman-Rupp Co.	146	4,035
Exponent, Inc.*	144	4,009
Aerovironment, Inc.*	137	3,984
Rush Enterprises, Inc. — Class A*	334	3,971
Encore Wire Corp.	186	3,919
Kforce, Inc.*	304	3,800
Force Protection, Inc.*	727	3,788
Hawaiian Holdings, Inc.*	541	3,787
DynCorp International, Inc. - Class A*	260	3,731
DigitalGlobe, Inc.*	154	3,727
Team, Inc.*	198	3,724
Gencorp, Inc.*	527	3,689
RSC Holdings, Inc.*	506	3,562
Power-One, Inc.*	814	3,541
CBIZ, Inc.*	457	3,519
Altra Holdings, Inc.*	284	3,507
Consolidated Graphics, Inc.*	99	3,467
Ener1, Inc.*	531	3,367
Sun Hydraulics Corp.	128	3,360
Harbin Electric, Inc.*	163	3,348
Stanley, Inc.*	122	3,344
Dycom Industries, Inc.*	414	3,324
Michael Baker Corp.*	80	3,312
American Ecology Corp.	194	3,306
K-Tron International, Inc.*	30	3,262
MYR Group, Inc.*	180	3,254
Eagle Bulk Shipping, Inc.*	653	3,232
LB Foster Co. — Class A*	107	3,190
Kelly Services, Inc. — Class A*	267	3,185
Federal Signal Corp.	509	3,064
Trex Company, Inc.*	156	3,058
Acacia Research — Acacia Technologies*	334	3,043
Argon ST, Inc.*	140	3,041

		Market
	Shares	Value

Spherion Corp.*	540	$3,035
Titan International, Inc.	371	3,009
H&E Equipment Services, Inc.*	286	3,000
NACCO Industries, Inc. — Class A	60	2,988
Colfax Corp.*	247	2,974
Evergreen Solar, Inc.*	1,969	2,973
Microvision, Inc.*	928	2,942
Ampco-Pittsburgh Corp.	93	2,932
CRA International, Inc.*	110	2,931
Kimball International, Inc. — Class B	344	2,931
FuelCell Energy, Inc.*	764	2,873
Polypore International, Inc.*	240	2,856
Taser International, Inc.*	646	2,829
Marten Transport Ltd.*	157	2,818
RailAmerica, Inc.*	230	2,806
Applied Signal Technology, Inc.	144	2,778
Columbus McKinnon Corp. — Class A*	200	2,732
On Assignment, Inc.*	382	2,731
Great Lakes Dredge & Dock Co.	417	2,702
Bowne & Company, Inc.	402	2,685
Sterling Construction Company, Inc.*	140	2,685
Broadwind Energy, Inc.*	331	2,678
Republic Airways Holdings, Inc.*	360	2,660
Cornell Companies, Inc.*	117	2,656
American Reprographics Co.*	377	2,643
Northwest Pipe Co.*	96	2,579
Standex International Corp.	128	2,572
Ladish Company, Inc.*	169	2,549
AAON, Inc.	130	2,534
Dynamic Materials Corp.	126	2,526
Celadon Group, Inc.*	230	2,495
Powell Industries, Inc.*	79	2,491
Cascade Corp.	90	2,474
Energy Recovery, Inc.*	351	2,415
ICF International, Inc.*	90	2,412
Insteel Industries, Inc.	180	2,340
PMFG, Inc.*	144	2,334
Advanced Battery Technologies, Inc.*	581	2,324
Freightcar America, Inc.	116	2,300
Graham Corp.	111	2,298
Tecumseh Products Co. — Class A*	188	2,198
American Woodmark Corp.	110	2,165

 12

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Schawk, Inc.	158	$2,149
3D Systems Corp.*	190	2,147
Houston Wire & Cable Co.	180	2,142
TAL International Group, Inc.	161	2,130
Saia, Inc.*	140	2,075
Kadant, Inc.*	130	2,075
Satcon Technology Corp.*	734	2,070
Ducommun, Inc.	110	2,058
China Fire & Security Group, Inc.*	146	1,975
Herley Industries, Inc.*	137	1,903
Vicor Corp.*	203	1,888
International Shipholding Corp.	60	1,864
GT Solar International, Inc.*	334	1,857
Diamond Management & Technology Consultants, Inc.	250	1,842
Horizon Lines, Inc. — Class A	324	1,805
VSE Corp.	40	1,803
Dynamex, Inc.*	98	1,774
Greenbrier Companies, Inc.	170	1,765
Waste Services, Inc.*	190	1,731
Fushi Copperweld, Inc.*	170	1,720
Metalico, Inc.*	347	1,707
NCI Building Systems, Inc.*	936	1,694
Builders FirstSource, Inc.*	440	1,694
Textainer Group Holdings Ltd.	100	1,690
CDI Corp.	130	1,683
Hill International, Inc.*	263	1,641
Met-Pro Corp.	154	1,635
ICT Group, Inc.*	100	1,633
Courier Corp.	114	1,624
Titan Machinery, Inc.*	140	1,616
APAC Teleservices, Inc.*	270	1,609
LaBarge, Inc.*	132	1,591
LSI Industries, Inc.	200	1,576
American Commercial Lines, Inc.*	85	1,558
Innerworkings, Inc.*	264	1,558
Fuel Tech, Inc.*	190	1,552
Pike Electric Corp.*	167	1,550
Air Transport Services Group, Inc.*	577	1,523
Mistras Group, Inc.*	100	1,506
Flow International Corp.*	484	1,491
Furmanite Corp.*	380	1,448
COMSYS IT Partners, Inc.*	160	1,422
Sauer, Inc.*	116	1,393
Aceto Corp.	263	1,354

		Market
	Shares	Value

Multi-Color Corp.	110	$1,343
Volt Information Sciences, Inc.*	133	1,330
Alamo Group, Inc.	77	1,321
Standard Parking Corp.*	83	1,318
SmartHeat, Inc.*	90	1,307
PowerSecure International, Inc.*	181	1,305
Miller Industries, Inc. — Class A*	114	1,294
Perma-Fix Environmental Services*	567	1,287
LMI Aerospace, Inc.*	94	1,250
GP Strategies Corp.*	164	1,235
China BAK Battery, Inc.*	430	1,195
Pacer International, Inc.*	374	1,182
Argan, Inc.*	80	1,151
Ultrapetrol Bahamas Ltd.*	234	1,114
Trimas Corp.*	164	1,110
American Railcar Industries, Inc.	99	1,091
Ascent Solar Technologies, Inc.*	204	1,081
DXP Enterprises, Inc.*	80	1,046
Hurco Companies, Inc.*	70	1,036
Todd Shipyards Corp.	60	1,006
USA Truck, Inc.*	80	1,002
TBS International Ltd. — Class A*	136	1,000
Universal Truckload Services, Inc.	55	995
Barrett Business Services, Inc.	80	983
Patriot Transportation Holding, Inc.*	10	945
Twin Disc, Inc.	90	940
Standard Register Co.	180	918
CAI International, Inc.*	100	903
Preformed Line Products Co.	20	876
Astronics Corp.*	100	855
Odyssey Marine Exploration, Inc.*	606	854
Global Defense Technology & Systems, Inc.*	50	823
Franklin Covey Co.*	130	819
Eastern Co.	60	806
Flanders Corp.*	174	776
Orion Energy Systems, Inc.*	175	768
Willis Lease Finance Corp.*	50	750
Portec Rail Products, Inc.	70	750
Duoyuan Printing, Inc.*	90	725
Primoris Services Corp.	90	717
Chase Corp.	60	709

 13

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Lawson Products, Inc.	40	$706
North American Galvanizing & Coating, Inc.*	130	631
Ultralife Batteries, Inc.*	133	575
YRC Worldwide, Inc.*	620	521
Valence Technology, Inc.*	527	480
United Capital Corp.*	20	476
Omega Flex, Inc.	30	420
Integrated Electrical Services, Inc.*	60	351
BlueLinx Holdings, Inc.*	120	332
Heritage-Crystal Clean, Inc.*	30	314
Lihua International, Inc.*	30	314
AMREP Corp.*	10	137

Total Industrials		1,542,018

HEALTH CARE 11.1%
Human Genome Sciences, Inc.*	1,910	58,446
Onyx Pharmaceuticals, Inc.*	651	19,100
Owens & Minor, Inc.	444	19,061
Healthsouth Corp.*	975	18,301
Steris Corp.	608	17,006
Medicis Pharmaceutical Corp. — Class A	623	16,852
WellCare Health Plans, Inc.*	444	16,321
Emergency Medical Services Corp.*	300	16,245
Masimo Corp.*	527	16,031
Thoratec Corp.*	594	15,991
athenahealth, Inc.*	352	15,925
Regeneron Pharmaceuticals, Inc.*	655	15,838
Quality Systems, Inc.	250	15,698
Varian, Inc.*	298	15,359
Magellan Health Services, Inc.*	374	15,233
Immucor, Inc.*	739	14,957
AMERIGROUP Corp.*	554	14,936
Haemonetics Corp.*	270	14,891
Salix Pharmaceuticals Ltd.*	584	14,834
American Medical Systems Holdings, Inc.*	765	14,757
Auxilium Pharmaceuticals, Inc.*	478	14,330
Amedisys, Inc.*	291	14,131
PSS World Medical, Inc.*	624	14,084
Dionex Corp.*	190	14,035
Catalyst Health Solutions, Inc.*	381	13,895

		Market
	Shares	Value

West Pharmaceutical Services, Inc.	342	$13,406
HMS Holdings Corp.*	272	13,244
Psychiatric Solutions, Inc.*	594	12,557
NuVasive, Inc.*	377	12,056
Chemed Corp.	240	11,513
Medivation, Inc.*	302	11,370
Cubist Pharmaceuticals, Inc.*	598	11,344
Eclipsys Corp.*	588	10,890
Align Technology, Inc.*	607	10,817
Isis Pharmaceuticals, Inc.*	969	10,756
ev3, Inc.*	776	10,352
Acorda Therapeutics, Inc.*	395	9,962
Par Pharmaceutical Companies, Inc.*	360	9,742
Centene Corp.*	450	9,527
Savient Pharmaceuticals, Inc.*	697	9,486
Alkermes, Inc.*	990	9,316
Meridian Bioscience, Inc.	424	9,137
Nektar Therapeutics*	971	9,050
Healthspring, Inc.*	512	9,016
Seattle Genetics, Inc.*	872	8,860
Volcano Corp.*	507	8,812
Impax Laboratories, Inc.*	634	8,622
MedAssets, Inc.*	406	8,611
PDL BioPharma, Inc.	1,251	8,582
Parexel International Corp.*	600	8,460
Incyte Corp.*	907	8,263
Exelixis, Inc.*	1,110	8,181
Gentiva Health Services, Inc.*	295	7,968
RehabCare Group, Inc.*	256	7,790
Vivus, Inc.*	836	7,683
Wright Medical Group, Inc.*	403	7,637
Cepheid, Inc.*	605	7,550
Kindred Healthcare, Inc.*	407	7,513
Invacare Corp.	300	7,482
Theravance, Inc.*	558	7,293
Integra LifeSciences Holdings Corp.*	198	7,282
AmSurg Corp.*	324	7,134
AMAG Pharmaceuticals, Inc.*	183	6,960
Phase Forward, Inc.*	452	6,938
Conmed Corp.*	303	6,908
Cell Therapeutics, Inc.*	6,010	6,851
Viropharma, Inc.*	810	6,796
Alnylam Pharmaceuticals, Inc.*	384	6,766
Martek Biosciences Corp.*	350	6,629
Healthways, Inc.*	354	6,492
Luminex Corp.*	426	6,360

 14

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Landauer, Inc.	103	$6,324
Genoptix, Inc.*	177	6,289
Bruker Corp.*	507	6,114
Conceptus, Inc.*	321	6,022
Cyberonics, Inc.*	294	6,009
Zoll Medical Corp.*	222	5,932
Celera Corp.*	857	5,922
Abaxis, Inc.*	229	5,851
XenoPort, Inc.*	308	5,716
IPC The Hospitalist Co.*	171	5,686
Sirona Dental Systems, Inc.*	177	5,618
inVentiv Health, Inc.*	345	5,579
Merit Medical Systems, Inc.*	286	5,517
Orthofix International NV*	176	5,451
LHC Group, Inc.*	158	5,310
Odyssey HealthCare, Inc.*	340	5,297
MannKind Corp.*	604	5,291
Insulet Corp.*	366	5,226
InterMune, Inc.*	398	5,190
Geron Corp.*	931	5,167
Momenta Pharmaceuticals, Inc.*	409	5,158
PharMerica Corp.*	320	5,082
Analogic Corp.	130	5,006
Allos Therapeutics, Inc.*	761	5,000
Enzon Pharmaceuticals, Inc.*	473	4,981
Rigel Pharmaceuticals, Inc.*	523	4,974
ICU Medical, Inc.*	134	4,883
Neogen Corp.*	205	4,840
Bio-Reference Labs, Inc.*	120	4,703
ImmunoGen, Inc.*	595	4,677
Medicines Co.*	554	4,620
Facet Biotech Corp.*	262	4,606
Computer Programs & Systems, Inc.	100	4,605
Greatbatch, Inc.*	238	4,577
Pharmasset, Inc.*	217	4,492
Affymax, Inc.*	180	4,453
Affymetrix, Inc.*	743	4,339
SonoSite, Inc.*	183	4,324
Sun Healthcare Group, Inc.*	464	4,255
Natus Medical, Inc.*	285	4,215
MWI Veterinary Supply, Inc.*	111	4,185
Angiodynamics, Inc.*	260	4,181
Halozyme Therapeutics, Inc.*	706	4,144
Micromet, Inc.*	600	3,996
Emeritus Corp.*	213	3,994
DexCom, Inc.*	475	3,838
Omnicell, Inc.*	328	3,834
Quidel Corp.*	274	3,776

		Market
	Shares	Value

Triple-S Management Corp. — Class B*	214	$3,766
Air Methods Corp.*	112	3,765
Select Medical Holdings Corp.*	350	3,717
SurModics, Inc.*	164	3,716
Hanger Orthopedic Group, Inc.*	264	3,651
Inspire Pharmaceuticals, Inc.*	644	3,555
Arena Pharmaceuticals, Inc.*	968	3,436
BioScrip, Inc.*	410	3,428
Optimer Pharmaceuticals, Inc.*	296	3,339
Universal American Financial Corp.*	284	3,323
Molina Healthcare, Inc.*	140	3,202
Vanda Pharmaceuticals, Inc.*	284	3,192
Almost Family, Inc.*	80	3,162
Cross Country Healthcare, Inc.*	316	3,132
AMN Healthcare Services, Inc.*	344	3,117
Kendle International, Inc.*	162	2,966
Atrion Corp.	19	2,959
Res-Care, Inc.*	264	2,957
Symmetry Medical, Inc.*	366	2,950
Genomic Health, Inc.*	150	2,934
Assisted Living Concepts, Inc. — Class A*	110	2,901
National Healthcare Corp.	80	2,889
Questcor Pharmaceuticals, Inc.*	602	2,860
ABIOMED, Inc.*	324	2,832
Sangamo Biosciences, Inc.*	458	2,711
eResearch Technology, Inc.*	447	2,686
Endologix, Inc.*	507	2,677
Nabi Biopharmaceuticals*	538	2,636
Sequenom, Inc.*	635	2,629
Ariad Pharmaceuticals, Inc.*	1,140	2,599
Ligand Pharmaceuticals, Inc. — Class B*	1,193	2,589
Cantel Medical Corp.*	128	2,583
Clinical Data, Inc.*	141	2,575
Cadence Pharmaceuticals, Inc.*	264	2,553
Dyax Corp.*	753	2,553
Hi-Tech Pharmacal Company, Inc.*	90	2,525
Metabolix, Inc.*	228	2,524
Santarus, Inc.*	544	2,513
Zymogenetics, Inc.*	393	2,511
OraSure Technologies, Inc.*	481	2,443

 15

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Micrus Endovascular Corp.*	162	$2,432
Orthovita, Inc.*	687	2,411
Spectranetics Corp.*	344	2,394
Protalix BioTherapeutics, Inc.*	360	2,383
Electro-Optical Sciences, Inc.*	230	2,383
Medical Action Industries, Inc.*	147	2,361
IRIS International, Inc.*	190	2,348
Corvel Corp.*	70	2,348
Emergent Biosolutions, Inc.*	172	2,337
Somanetics Corp.*	133	2,334
Accuray, Inc.*	408	2,289
Cypress Bioscience, Inc.*	395	2,275
Kensey Nash Corp.*	88	2,244
Durect Corp.*	908	2,243
RTI Biologics, Inc.*	573	2,200
Curis, Inc.*	674	2,191
Immunomedics, Inc.*	681	2,186
Albany Molecular Research, Inc.*	240	2,179
Obagi Medical Products, Inc.*	180	2,160
HeartWare International, Inc.*	60	2,128
American Dental Partners, Inc.*	164	2,116
Ardea Biosciences, Inc.*	150	2,100
Orexigen Therapeutics, Inc.*	280	2,083
AGA Medical Holdings, Inc.*	140	2,068
MAKO Surgical Corp.*	184	2,042
NxStage Medical, Inc.*	240	2,004
Spectrum Pharmaceuticals, Inc.*	450	1,998
AMICAS, Inc.*	367	1,996
Novavax, Inc.*	750	1,995
US Physical Therapy, Inc.*	116	1,964
CryoLife, Inc.*	304	1,952
Chindex International, Inc.*	138	1,950
Pain Therapeutics, Inc.*	363	1,946
Vital Images, Inc.*	153	1,942
BMP Sunstone Corp.*	340	1,935
Palomar Medical Technologies, Inc.*	190	1,915
Ensign Group, Inc.	123	1,891
TomoTherapy, Inc.*	480	1,872
Cytori Therapeutics, Inc.*	306	1,867
SIGA Technologies, Inc.*	320	1,856
Lexicon Genetics, Inc.*	1,089	1,851
Enzo Biochem, Inc.*	344	1,851
Alphatec Holdings, Inc.*	342	1,826
Depomed, Inc.*	540	1,809

		Market
	Shares	Value

Delcath Systems, Inc.*	340	$1,748
Providence Service Corp.*	110	1,738
Cambrex Corp.*	309	1,724
BioMimetic Therapeutics, Inc.*	144	1,718
BioCryst Pharmaceuticals, Inc.*	264	1,705
NPS Pharmaceuticals, Inc.*	498	1,693
Accelrys, Inc.*	289	1,656
SuperGen, Inc.*	624	1,635
Pozen, Inc.*	272	1,629
ATS Medical, Inc.*	504	1,628
Ista Pharmaceuticals, Inc.*	354	1,614
Maxygen, Inc.*	264	1,608
Exactech, Inc.*	92	1,593
Arqule, Inc.*	430	1,587
StemCells, Inc.*	1,241	1,564
Alliance Imaging, Inc.*	272	1,553
Synovis Life Technologies, Inc.*	118	1,523
Skilled Healthcare Group, Inc. - Class A*	204	1,520
Sunrise Senior Living, Inc.*	469	1,510
Allion Healthcare, Inc.*	230	1,509
Transcend Services, Inc.*	70	1,495
Vical, Inc.*	454	1,494
Young Innovations, Inc.	60	1,487
CardioNet, Inc.*	250	1,485
AVI BioPharma, Inc.*	1,001	1,461
Vascular Solutions, Inc.*	174	1,460
America Service Group, Inc.	90	1,428
KV Pharmaceutical Co.*	388	1,424
Bovie Medical Corp.*	180	1,406
Array Biopharma, Inc.*	495	1,391
Rockwell Medical Technologies, Inc.*	180	1,384
Allied Healthcare International, Inc.*	474	1,379
Continucare Corp.*	314	1,372
Cytokinetics, Inc.*	464	1,350
Repligen Corp.*	321	1,319
AVANIR Pharmaceuticals, Inc. — Class A*	684	1,300
Osiris Therapeutics, Inc.*	182	1,299
Medcath Corp.*	160	1,266
Stereotaxis, Inc.*	320	1,258
Progenics Pharmaceuticals, Inc.*	282	1,252
Medidata Solutions, Inc.*	80	1,248
Myriad Pharmaceuticals, Inc.*	247	1,242
Cutera, Inc.*	144	1,225

 16

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Celldex Therapeutics, Inc.*	260	$1,217
Merge Healthcare, Inc.*	360	1,210
Idera Pharmaceuticals, Inc.*	231	1,194
Capital Senior Living Corp.*	235	1,180
Infinity Pharmaceuticals, Inc.*	190	1,174
Biospecifics Technologies Corp.*	40	1,174
Rochester Medical Corp.*	104	1,158
Cynosure, Inc.*	100	1,149
Neurocrine Biosciences, Inc.*	411	1,118
OncoGenex Pharmaceutical, Inc.*	50	1,114
Cumberland Pharmaceuticals, Inc.*	80	1,087
Health Grades, Inc.*	250	1,073
Akorn, Inc.*	590	1,056
Insmed, Inc.*	1,311	1,009
Harvard Bioscience, Inc.*	264	942
Nighthawk Radiology Holdings, Inc.*	200	906
Virtual Radiologic Corp.*	70	893
LCA-Vision, Inc.*	174	891
Synta Pharmaceuticals Corp.*	174	880
Utah Medical Products, Inc.	30	880
SciClone Pharmaceuticals, Inc.*	374	871
MAP Pharmaceuticals, Inc.*	90	858
NeurogesX, Inc.*	110	848
Opko Health, Inc.*	458	838
Nanosphere, Inc.*	130	837
Clarient, Inc.*	314	832
Discovery Laboratories, Inc.*	1,315	826
GTx, Inc.*	195	819
NovaMed, Inc.*	210	815
Hansen Medical, Inc.*	267	809
Metropolitan Health Networks, Inc.*	384	764
Chelsea Therapeutics International, Inc.*	280	756
Home Diagnostics, Inc.*	120	732
Hemispherx Biopharma, Inc.*	1,294	725
Javelin Pharmaceuticals, Inc.*	549	714
Adolor Corp.*	484	707
ARYx Therapeutics, Inc.*	220	706
Idenix Pharmaceuticals, Inc.*	327	703
Biodel, Inc.*	156	677
MedQuist, Inc.	100	669
Caraco Pharmaceutical Laboratories Ltd.*	110	664
Amicus Therapeutics, Inc.*	164	651
RadNet, Inc.*	310	632

		Market
	Shares	Value

Lannet Company, Inc.*	105	$621
TranS1, Inc.*	136	537
Poniard Pharmaceuticals, Inc.*	274	501
Omeros Corp.*	70	491
Cardiac Science Corp.*	208	464
Acura Pharmaceuticals, Inc.*	87	464
Cardiovascular Systems, Inc.*	100	459
OXiGENE, Inc.*	390	445
BioDelivery Sciences International, Inc.*	110	432
Sucampo Pharmaceuticals, Inc. — Class A*	106	428
Cornerstone Therapeutics, Inc.*	70	427
Matrixx Initiatives, Inc.*	100	422
National Research Corp.	20	414
Molecular Insight Pharmaceuticals, Inc.*	184	414
Cardium Therapeutics, Inc.*	480	326
American Caresource Holdings, Inc.*	110	264
MiddleBrook Pharmaceuticals, Inc.*	384	196
Repros Therapeutics, Inc.*	170	135
EnteroMedics, Inc.*	194	109

Total Health Care		1,405,368

CONSUMER DISCRETIONARY 10.7%
Tupperware Brands Corp.	660	30,736
J. Crew Group, Inc.*	530	23,712
Bally Technologies, Inc.*	571	23,577
The Warnaco Group, Inc.*	477	20,125
Tractor Supply Co.*	377	19,966
Tempur-Pedic International, Inc.*	782	18,479
Fossil, Inc.*	491	16,478
Dana Holding Corp.*	1,463	15,859
Sotheby’s	700	15,736
Carter’s, Inc.*	593	15,566
Collective Brands, Inc.*	667	15,188
Deckers Outdoor Corp.*	144	14,648
Jones Apparel Group, Inc.	891	14,309
Polaris Industries, Inc.	320	13,962
Wolverine World Wide, Inc.	510	13,882
Gymboree Corp.*	313	13,612
Cheesecake Factory, Inc.*	627	13,537
Dress Barn, Inc.*	585	13,513
Lululemon Athletica, Inc.*	434	13,063
Cooper Tire & Rubber Co.	617	12,371
Rent-A-Center, Inc.*	694	12,298

 17

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Eastman Kodak Co.*	2,814	$11,875
Jack in the Box, Inc.*	597	11,743
Vail Resorts, Inc.*	310	11,718
Brunswick Corp.	920	11,693
Men’s Wearhouse, Inc.	552	11,625
Corinthian Colleges, Inc.*	844	11,622
Matthews International Corp. — Class A	324	11,479
Capella Education Co.*	149	11,220
Tenneco, Inc.*	615	10,904
Life Time Fitness, Inc.*	420	10,471
Skechers U.S.A., Inc. — Class A*	350	10,293
Jo-Ann Stores, Inc.*	284	10,292
OfficeMax, Inc.*	800	10,152
Dillard’s, Inc. — Class A	540	9,963
NutriSystem, Inc.	317	9,881
Pool Corp.	508	9,693
Iconix Brand Group, Inc.*	754	9,538
P.F. Chang’s China Bistro, Inc.*	250	9,477
Under Armour, Inc.*	345	9,408
Regis Corp.	600	9,342
Bob Evans Farms, Inc.	321	9,293
Valassis Communications, Inc.*	504	9,203
Cracker Barrel Old Country Store, Inc.	240	9,118
Coinstar, Inc.*	324	9,001
American Greetings Corp. — Class A	410	8,934
Ryland Group, Inc.	446	8,786
Saks, Inc.*	1,324	8,685
ArvinMeritor, Inc.*	771	8,620
HSN, Inc.*	420	8,480
Timberland Co. — Class A*	464	8,320
AnnTaylor Stores Corp.*	607	8,279
Blue Nile, Inc.*	130	8,233
Gaylord Entertainment Co.*	410	8,098
Orient-Express Hotels Ltd. - Class A*	797	8,082
Jos. A. Bank Clothiers, Inc.*	190	8,016
Charming Shoppes, Inc.*	1,209	7,822
Buffalo Wild Wings, Inc.*	194	7,812
Buckle, Inc.	265	7,759
Helen of Troy Ltd.*	308	7,534
CEC Entertainment, Inc.*	235	7,501
Children’s Place Retail Stores, Inc.*	227	7,493
Sally Beauty Holdings, Inc.*	977	7,474
Live Nation, Inc.*	874	7,438
Unifirst Corp.	150	7,217

		Market
	Shares	Value

National CineMedia, Inc.	435	$7,208
Scholastic Corp.	240	7,159
Group 1 Automotive, Inc.*	250	7,088
Arbitron, Inc.	284	6,651
Steven Madden Ltd.*	160	6,598
Genesco, Inc.*	240	6,590
American Public Education, Inc.*	191	6,563
Hibbett Sports, Inc.*	295	6,487
Meritage Homes Corp.*	333	6,437
Sonic Corp.*	638	6,425
99 Cents Only Stores*	490	6,404
Pier 1 Imports, Inc.*	1,207	6,144
Cabela’s, Inc. — Class A*	420	5,989
Steiner Leisure Ltd.*	150	5,964
Fuel Systems Solutions, Inc.*	144	5,939
Cato Corp. — Class A	294	5,898
Modine Manufacturing Co.*	493	5,837
Monro Muffler Brake, Inc.	174	5,819
Texas Roadhouse, Inc.*	516	5,795
National Presto Industries, Inc.	53	5,789
Pinnacle Entertainment, Inc.*	625	5,613
Finish Line, Inc. — Class A	443	5,560
Liz Claiborne, Inc.*	987	5,557
Papa John’s International, Inc.*	230	5,373
Ulta Salon Cosmetics & Fragrance, Inc.*	294	5,339
Interval Leisure Group, Inc.*	414	5,163
La-Z-Boy, Inc.*	540	5,146
CROCS, Inc.*	881	5,066
Belo Corp. — Class A	927	5,043
Callaway Golf Co.	667	5,029
K12, Inc.*	247	5,007
Stage Stores, Inc.	404	4,993
Cinemark Holdings, Inc.	344	4,943
True Religion Apparel, Inc.*	267	4,937
Ruby Tuesday, Inc.*	680	4,896
Ticketmaster Entertainment, Inc.*	394	4,815
Columbia Sportswear Co.	120	4,685
Shuffle Master, Inc.*	564	4,647
DineEquity, Inc.*	180	4,372
CKE Restaurants, Inc.	514	4,348
PEP Boys-Manny Moe & Jack	514	4,348
Stewart Enterprises, Inc. — Class A	841	4,331
Universal Technical Institute, Inc.*	214	4,323
Harte-Hanks, Inc.	400	4,312

 18

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Fred’s, Inc.	420	$4,284
Brown Shoe Company, Inc.	434	4,284
PetMed Express, Inc.	240	4,231
Citi Trends, Inc.*	152	4,198
Ameristar Casinos, Inc.	274	4,173
RCN Corp.*	380	4,123
Lumber Liquidators, Inc.*	151	4,047
Shutterfly, Inc.*	224	3,989
Standard-Pacific Corp.*	1,058	3,957
Big 5 Sporting Goods Corp.	230	3,951
Drew Industries, Inc.*	190	3,924
Asbury Automotive Group, Inc.*	338	3,897
BJ’s Restaurants, Inc.*	206	3,877
Peet’s Coffee & Tea, Inc.*	116	3,866
Ascent Media Corp. — Class A*	150	3,830
Exide Technologies*	527	3,747
Churchill Downs, Inc.	100	3,735
Winnebago Industries, Inc.*	304	3,709
Superior Industries International, Inc.	240	3,672
American Axle & Manufacturing Holdings, Inc.*	454	3,641
iRobot Corp.*	202	3,555
Jakks Pacific, Inc.*	293	3,551
The Wet Seal, Inc. — Class A*	1,013	3,495
World Wrestling Entertainment, Inc.	226	3,465
Ethan Allen Interiors, Inc.	258	3,462
Knology, Inc.*	311	3,405
DSW, Inc.*	130	3,364
Universal Electronics, Inc.*	144	3,344
Maidenform Brands, Inc.*	200	3,338
Sonic Automotive, Inc.*	320	3,325
Domino’s Pizza, Inc.*	394	3,302
Volcom, Inc.*	197	3,298
Core-Mark Holding Company, Inc.*	100	3,296
Pre-Paid Legal Services, Inc.*	80	3,286
Grand Canyon Education, Inc.*	171	3,251
RC2 Corp.*	220	3,245
CKX, Inc.*	614	3,236
G-III Apparel Group Ltd.*	144	3,120
Dolan Media Co.*	305	3,114
FGX International Holdings Ltd.*	150	2,939
Christopher & Banks Corp.	384	2,926
Hot Topic, Inc.*	459	2,919

		Market
	Shares	Value

Stein Mart, Inc.*	270	$2,878
Red Robin Gourmet Burgers, Inc.*	160	2,864
hhgregg, Inc.*	130	2,864
drugstore.com, Inc.*	911	2,815
Orbitz Worldwide, Inc.*	379	2,782
Pacific Sunwear of California, Inc.*	687	2,734
Quiksilver, Inc.*	1,344	2,715
Ambassadors Group, Inc.	203	2,698
K-Swiss, Inc. — Class A*	271	2,694
Marcus Corp.	210	2,692
California Pizza Kitchen, Inc.*	200	2,690
Oxford Industries, Inc.	130	2,688
ChinaCast Education Corp.*	354	2,676
Haverty Furniture Companies, Inc.	194	2,664
Coldwater Creek, Inc.*	597	2,663
America’s Car Mart, Inc.*	100	2,633
Zumiez, Inc.*	205	2,608
Smith & Wesson Holding Corp.*	624	2,552
Speedway Motorsports, Inc.	144	2,537
Cavco Industries, Inc.*	66	2,371
Fuqi International, Inc.*	130	2,334
Furniture Brands International, Inc.*	427	2,331
Retail Ventures, Inc.*	260	2,311
Kirkland’s, Inc.*	130	2,258
Wonder Auto Technology, Inc.*	192	2,258
Bridgepoint Education, Inc.*	150	2,253
Talbots, Inc.*	250	2,228
Vitamin Shoppe, Inc.*	100	2,224
Overstock.com, Inc.*	164	2,224
Denny’s Corp.*	1,013	2,218
Lincoln Educational Services Corp.*	100	2,167
AFC Enterprises, Inc.*	257	2,097
EW Scripps Co. — Class A*	300	2,088
Hovnanian Enterprises, Inc. — Class A*	543	2,085
Blyth, Inc.	59	1,989
Beazer Homes USA, Inc.*	410	1,984
Rue21, Inc.*	70	1,966
Steak N Shake Co.*	6	1,945
M/I Homes, Inc.*	187	1,943
Sturm Ruger & Company, Inc.	200	1,940
Spartan Motors, Inc.	343	1,931
Dorman Products, Inc.*	119	1,864

 19

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Shoe Carnival, Inc.*	90	$1,842
Sinclair Broadcast Group, Inc. — Class A*	454	1,830
Mediacom Communications Corp.*	409	1,828
Unifi, Inc.*	470	1,824
Lithia Motors, Inc. — Class A*	220	1,808
Krispy Kreme Doughnuts, Inc.*	612	1,805
Amerigon, Inc.*	224	1,779
Rentrak Corp.*	100	1,767
Weyco Group, Inc.	74	1,749
Systemax, Inc.	110	1,728
Landry’s Restaurants, Inc.*	80	1,703
Journal Communications, Inc. — Class A	434	1,688
Multimedia Games, Inc.*	280	1,683
Movado Group, Inc.	172	1,672
Standard Motor Products, Inc.*	190	1,619
Bebe Stores, Inc.	250	1,568
CSS Industries, Inc.	80	1,555
Perry Ellis International, Inc.*	100	1,506
Sealy Corp.*	465	1,469
Cherokee, Inc.	80	1,426
Leapfrog Enterprises, Inc.*	362	1,415
Stoneridge, Inc.*	157	1,415
Hooker Furniture Corp.	114	1,410
Martha Stewart Omnimedia, Inc.*	276	1,363
Skyline Corp.	72	1,325
Jackson Hewitt Tax Service, Inc.*	295	1,298
Mac-Gray Corp.*	124	1,277
Audiovox Corp. — Class A*	180	1,276
Gaiam, Inc.*	165	1,269
Midas, Inc.*	150	1,268
Sport Supply Group, Inc.	100	1,259
Vitacost.com, Inc.*	120	1,250
LIN TV Corp. — Class A*	277	1,235
West Marine, Inc.*	147	1,185
O’Charleys, Inc.*	180	1,179
Isle of Capri Casinos, Inc.*	157	1,174
LodgeNet Interactive Corp.*	210	1,161
New York & Company, Inc.*	264	1,133
Rex Stores Corp.*	80	1,125
Stanley Furniture Co.*	110	1,117
McCormick & Schmick’s Seafood Restaurants, Inc.*	160	1,114
Global Sources Ltd.*	172	1,075
American Apparel, Inc.*	344	1,066

		Market
	Shares	Value

Steinway Musical Instruments, Inc.*	67	$1,066
Hawk Corp.*	60	1,057
Morgans Hotel Group Co.*	233	1,055
Universal Travel Group*	104	1,055
Fisher Communications, Inc.*	63	1,024
Stamps.com, Inc.*	110	990
Learning Tree International, Inc.*	80	955
Destination Maternity Corp.*	50	950
China Automotive Systems, Inc.*	50	936
Outdoor Channel Holdings, Inc.*	154	893
Youbet.com, Inc.*	308	884
Build-A-Bear Workshop, Inc.*	178	870
Carrols Restaurant Group, Inc.*	120	848
Raser Technologies, Inc.*	677	839
Carmike Cinemas, Inc.*	110	832
Brookfield Homes Corp.*	100	800
Tuesday Morning Corp.*	308	795
Luby’s, Inc.*	210	773
Kenneth Cole Productions, Inc. — Class A*	80	772
Monarch Casino & Resort, Inc.*	90	729
Reading International, Inc. — Class A*	180	729
Playboy Enterprises, Inc. — Class B*	224	717
Red Lion Hotels Corp.*	144	711
1-800-FLOWERS.com, Inc.*	268	710
Great Wolf Resorts, Inc.*	287	680
Zale Corp.*	250	680
Primedia, Inc.	174	628
CPI Corp.	50	614
Borders Group, Inc.*	507	598
Princeton Review, Inc.*	145	589
Dover Downs Gaming & Entertainment, Inc.	150	567
Conn’s, Inc.*	97	566
Caribou Coffee Company, Inc.*	70	540
Benihana, Inc.*	140	531
Einstein Noah Restaurant Group, Inc.*	53	521
US Auto Parts Network, Inc.*	100	520
Lakes Entertainment, Inc.*	204	512
Syms Corp.*	70	506
Books-A-Million, Inc.	74	497

 20

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Marine Products Corp.	100	$493
Frisch’s Restaurants, Inc.	20	477
Town Sports International Holdings, Inc.*	198	461
Ruth’s Hospitality Group, Inc.*	210	439
Bluegreen Corp.*	154	373
Nobel Learning Communities, Inc.*	40	304
Gander Mountain Co.*	50	255
Value Line, Inc.	10	251
NIVS IntelliMedia Technology Group, Inc.*	90	232
Crown Media Holdings, Inc. — Class A*	107	155

Total Consumer Discretionary		1,351,878

ENERGY 4.0%
Atlas Energy, Inc.	707	21,330
Arena Resources, Inc.*	404	17,424
Dril-Quip, Inc.*	304	17,170
World Fuel Services Corp.	618	16,556
Bristow Group, Inc.*	384	14,765
Brigham Exploration Co.*	1,043	14,133
CARBO Ceramics, Inc.	200	13,634
Nordic American Tanker Shipping Ltd.	439	13,170
Berry Petroleum Co. — Class A	447	13,030
Bill Barrett Corp.*	399	12,413
Gran Tierra Energy, Inc.*	2,128	12,193
Patriot Coal Corp.*	774	11,966
Lufkin Industries, Inc.	158	11,566
Key Energy Services, Inc.*	1,294	11,374
Rosetta Resources, Inc.*	547	10,902
Penn Virginia Corp.	469	9,985
BPZ Resources, Inc.*	974	9,253
Swift Energy Co.*	385	9,225
Tetra Technologies, Inc.*	787	8,720
Complete Production Services, Inc.*	614	7,982
Stone Energy Corp.*	437	7,888
ATP Oil & Gas Corp.*	423	7,732
Carrizo Oil & Gas, Inc.*	291	7,709
Global Industries Ltd.*	1,037	7,394
Willbros Group, Inc.*	414	6,984
GulfMark Offshore, Inc.*	244	6,908
ION Geophysical Corp.*	1,107	6,553
Ship Finance International Ltd.	464	6,324
McMoRan Exploration Co.*	787	6,312

		Market
	Shares	Value

Goodrich Petroleum Corp.*	257	$6,258
Contango Oil & Gas Co.*	133	6,252
Parker Drilling Co.*	1,211	5,994
Hercules Offshore, Inc.*	1,201	5,741
Clean Energy Fuels Corp.*	368	5,671
Hornbeck Offshore Services, Inc.*	240	5,587
James River Coal Co.*	294	5,448
Cloud Peak Energy, Inc.*	320	4,659
GMX Resources, Inc.*	332	4,562
USEC, Inc.*	1,176	4,528
Northern Oil And Gas, Inc.*	374	4,428
Golar LNG Ltd.*	340	4,359
W&T Offshore, Inc.	364	4,259
Newpark Resources, Inc.*	934	3,951
Pioneer Drilling Co.*	484	3,824
International Coal Group, Inc.*	951	3,671
Petroleum Development Corp.*	200	3,642
General Maritime Corp.	505	3,530
Cal Dive International, Inc.*	465	3,515
Petroquest Energy, Inc.*	540	3,310
T-3 Energy Services, Inc. — Class A*	128	3,264
Rex Energy Corp.*	267	3,204
Gulfport Energy Corp.*	272	3,114
RPC, Inc.	294	3,058
PHI, Inc.*	140	2,898
Matrix Service Co.*	269	2,865
Gulf Island Fabrication, Inc.	132	2,776
Vaalco Energy, Inc.*	607	2,762
Superior Well Services, Inc.*	190	2,709
Oilsands Quest, Inc.*	2,324	2,673
Venoco, Inc.*	194	2,530
Crosstex Energy, Inc.	417	2,523
Natural Gas Services Group, Inc.*	127	2,394
Allis-Chalmers Energy, Inc.*	624	2,352
Knightsbridge Tankers Ltd.	176	2,334
Uranium Energy Corp.*	594	2,245
Apco Oil and Gas International, Inc.	100	2,210
Clayton Williams Energy, Inc.*	63	2,208
Toreador Resources Corp.*	217	2,148
Basic Energy Services, Inc.*	240	2,136
Western Refining, Inc.*	427	2,011
Delta Petroleum Corp.*	1,860	1,934
DHT Maritime, Inc.	520	1,914
Harvest Natural Resources, Inc.*	354	1,873

 21

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Warren Resources, Inc.*	743	$1,820
Panhandle Oil and Gas, Inc. - Class A	70	1,813
Dawson Geophysical Co.*	78	1,803
Syntroleum Corp.*	658	1,750
CVR Energy, Inc.*	235	1,612
OYO Geospace Corp.*	37	1,587
Green Plains Renewable Energy, Inc.*	100	1,487
Cheniere Energy, Inc.*	588	1,423
Boots & Coots, Inc.*	817	1,348
Endeavour International Corp.*	1,194	1,290
Bronco Drilling Company, Inc.*	250	1,267
FX Energy, Inc.*	438	1,248
GeoResources, Inc.*	88	1,202
Vantage Drilling Co.*	714	1,150
Zion Oil & Gas, Inc.*	150	1,072
Bolt Technology Corp.*	90	992
Westmoreland Coal Co.*	110	980
Approach Resources, Inc.*	125	965
Teekay Tankers Ltd.	110	938
Delek US Holdings, Inc.	130	885
Uranerz Energy Corp.*	554	720
Isramco, Inc.*	10	715
CREDO Petroleum Corp.*	74	688
Union Drilling, Inc.*	104	650
Alon USA Energy, Inc.	90	616
ENGlobal Corp.*	190	595
Geokinetics, Inc.*	60	577
TGC Industries, Inc.*	140	547
PrimeEnergy Corp.*	15	546
Sulphco, Inc.*	705	472
Evergreen Energy, Inc.*	1,361	467
Cubic Energy, Inc.*	284	423

Total Energy		507,567

MATERIALS 3.7%
Domtar Corp.*	434	24,048
Rock-Tenn Co. — Class A	401	20,214
W.R. Grace & Co.*	760	19,266
Silgan Holdings, Inc.	282	16,322
Solutia, Inc.*	1,247	15,837
Hecla Mining Co.*	2,480	15,326
Olin Corp.	820	14,366
Coeur d’Alene Mines Corp.*	787	14,213
Schweitzer-Mauduit International, Inc.	194	13,648
Sensient Technologies Corp.	509	13,387
NewMarket Corp.	114	13,084

		Market
	Shares	Value

Rockwood Holdings, Inc.*	519	$12,228
H.B. Fuller Co.	507	11,534
Minerals Technologies, Inc.	200	10,894
OM Group, Inc.*	319	10,013
Century Aluminum Co.*	590	9,552
Louisiana-Pacific Corp.*	1,314	9,172
Texas Industries, Inc.	254	8,888
Allied Nevada Gold Corp.*	577	8,701
Worthington Industries, Inc.	631	8,247
Arch Chemicals, Inc.	260	8,029
Calgon Carbon Corp.*	572	7,951
RTI International Metals, Inc.*	312	7,853
Ferro Corp.	895	7,375
PolyOne Corp.*	974	7,276
Amcol International Corp.	250	7,105
Kaiser Aluminum Corp.	160	6,659
Koppers Holdings, Inc.	214	6,514
Clearwater Paper Corp.*	116	6,377
Balchem Corp.	187	6,266
Glatfelter	475	5,771
Horsehead Holding Corp.*	447	5,699
Wausau Paper Corp.	464	5,382
Stepan Co.	83	5,379
Deltic Timber Corp.	113	5,218
Westlake Chemical Corp.	198	4,936
A. Schulman, Inc.	240	4,843
Haynes International, Inc.	130	4,286
Innophos Holdings, Inc.	184	4,230
Headwaters, Inc.*	627	4,088
Stillwater Mining Co.*	429	4,067
Graphic Packaging Holding Co.*	1,171	4,063
Zep, Inc.	228	3,949
Buckeye Technologies, Inc.*	404	3,943
Brush Engineered Materials, Inc.*	207	3,838
KapStone Paper and Packaging Corp.*	343	3,379
Spartech Corp.*	317	3,253
Myers Industries, Inc.	325	2,958
Olympic Steel, Inc.	90	2,932
Omnova Solutions, Inc.*	457	2,801
Zoltek Companies, Inc.*	286	2,717
LSB Industries, Inc.*	180	2,538
Innospec, Inc.	247	2,492
Quaker Chemical Corp.	120	2,477
A.M. Castle & Co.	170	2,327
AEP Industries, Inc.*	60	2,297
Neenah Paper, Inc.	154	2,148
ICO, Inc.	288	2,105
US Gold Corp.*	831	2,061

 22

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

STR Holdings, Inc.*	130	$2,042
Hawkins, Inc.	90	1,965
ShengdaTech, Inc.*	290	1,778
Landec Corp.*	269	1,679
Boise, Inc.*	310	1,646
American Vanguard Corp.	196	1,627
China Green Agriculture, Inc.*	110	1,617
Bway Holding Co.*	80	1,538
General Moly, Inc.*	666	1,385
Universal Stainless & Alloy Products, Inc.*	70	1,320
Paramount Gold and Silver Corp.*	821	1,191
General Steel Holdings, Inc.*	186	820
United States Lime & Minerals, Inc.*	20	691
China Precision Steel, Inc.*	316	648
Ampal American Israel Corp. - Class A*	221	597
NL Industries, Inc.	67	465
U.S. Concrete, Inc.*	354	322
Sutor Technology Group Ltd.*	78	208

Total Materials		468,061

CONSUMER STAPLES 2.7%
Chattem, Inc.*	200	18,660
Casey’s General Stores, Inc.	527	16,822
Nu Skin Enterprises, Inc.	519	13,946
TreeHouse Foods, Inc.*	330	12,824
Universal Corp.	264	12,041
United Natural Foods, Inc.*	447	11,953
Ruddick Corp.	448	11,527
Lancaster Colony Corp.	200	9,940
Fresh Del Monte Produce, Inc.*	430	9,503
Sanderson Farms, Inc.	214	9,022
Chiquita Brands International, Inc.*	472	8,515
Bare Escentuals, Inc.*	694	8,488
American Italian Pasta Co.*	224	7,793
Lance, Inc.	294	7,732
Hain Celestial Group, Inc.*	426	7,246
Darling International, Inc.*	863	7,232
Tootsie Roll Industries, Inc.	253	6,927
Central Garden and Pet Co. - Class A*	647	6,431
J&J Snack Foods Corp.	150	5,994
Diamond Foods, Inc.	167	5,935
Vector Group Ltd.	411	5,754

		Market
	Shares	Value

Winn-Dixie Stores, Inc.*	567	$5,693
WD-40 Co.	170	5,501
Andersons, Inc.	186	4,803
Nash Finch Co.	126	4,673
Heckmann Corp.*	927	4,626
Cal-Maine Foods, Inc.	135	4,601
Dole Food Co., Inc.*	370	4,592
Alliance One International, Inc.*	934	4,558
Medifast, Inc.*	144	4,404
Weis Markets, Inc.	120	4,363
Great Atlantic & Pacific Tea Company, Inc*	354	4,174
Boston Beer Company, Inc. — Class A*	88	4,101
Smart Balance, Inc.*	660	3,960
Zhongpin, Inc.*	250	3,902
Pricesmart, Inc.	174	3,557
Elizabeth Arden, Inc.*	246	3,552
Revlon, Inc.*	200	3,402
Spartan Stores, Inc.	233	3,330
Pantry, Inc.*	236	3,207
American Oriental Bioengineering, Inc.*	647	3,009
B&G Foods, Inc.	307	2,818
Prestige Brands Holdings, Inc. — Class A*	350	2,751
Synutra International, Inc.*	191	2,580
China Sky One Medical, Inc.*	110	2,502
Seneca Foods Corp. — Class A*	100	2,387
USANA Health Sciences, Inc.*	70	2,233
Imperial Sugar Company, Inc.	127	2,215
American Dairy, Inc.*	100	2,168
Ingles Markets, Inc. — Class A	134	2,027
Coca-Cola Bottling Company Consolidated	36	1,945
Village Super Market, Inc.	70	1,912
Inter Parfums, Inc.	150	1,825
Calavo Growers, Inc.	107	1,819
National Beverage Corp.*	112	1,552
China-Biotics, Inc.*	100	1,547
AgFeed Industries, Inc.*	288	1,440
Farmer Brothers Co.	70	1,382
Nutraceutical International Corp.*	110	1,361
Orchids Paper Products Co.*	60	1,201
Diedrich Coffee, Inc.*	30	1,045
Alico, Inc.	36	1,025
Griffin Land & Nurseries, Inc.	35	1,020

 23

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Schiff Nutrition International, Inc.	123	$962
Arden Group, Inc.	10	956
Omega Protein Corp.*	201	876
Oil-Dri Corporation of America	54	837
Overhill Farms, Inc.*	170	826
Female Health Co.*	167	790
HQ Sustainable Maritime Industries, Inc.*	105	739
Susser Holdings Corp.*	80	687
Harbinger Group, Inc.*	90	632
Lifeway Foods, Inc.*	50	594
Star Scientific, Inc.*	835	584
Mannatech, Inc.	164	512

Total Consumer Staples		338,043

UTILITIES 2.5%
Piedmont Natural Gas Co.	769	20,571
Nicor, Inc.	474	19,955
WGL Holdings, Inc.	515	17,273
Cleco Corp.	627	17,136
New Jersey Resources Corp.	437	16,344
Portland General Electric Co.	790	16,124
IDACORP, Inc.	492	15,719
Southwest Gas Corp.	465	13,266
Northwest Natural Gas Co.	281	12,656
Avista Corp.	571	12,328
Unisource Energy Corp.	365	11,749
South Jersey Industries, Inc.	305	11,645
PNM Resources, Inc.	913	11,549
Black Hills Corp.	412	10,972
Allete, Inc.	314	10,262
NorthWestern Corp.	375	9,758
El Paso Electric Co.*	474	9,613
UIL Holding Corp.	312	8,761
MGE Energy, Inc.	238	8,506
Laclede Group, Inc.	230	7,767
California Water Service Group	208	7,659
CH Energy Group, Inc.	170	7,228
Empire District Electric Co.	384	7,192
American States Water Co.	188	6,657
Chesapeake Utilities Corp.	104	3,333
SJW Corp.	140	3,160
Unitil Corp.	110	2,528
Central Vermont Public Service Corp.	120	2,496
Middlesex Water Co.	140	2,468
Connecticut Water Service, Inc.	90	2,229

		Market
	Shares	Value

Consolidated Water Company, Inc.	154	$2,201
York Water Co.	134	1,944
Cadiz, Inc.*	137	1,640
Southwest Water Co.	260	1,531
Artesian Resources Corp. — Class A	60	1,099
Pennichuck Corp.	50	1,057
US Geothermal, Inc.*	651	996

Total Utilities		317,372

TELECOMMUNICATION SERVICES 0.8%
Syniverse Holdings, Inc.*	715	12,498
AboveNet, Inc.*	140	9,106
Neutral Tandem, Inc.*	342	7,780
Cincinnati Bell, Inc.*	2,122	7,321
NTELOS Holdings Corp.	324	5,774
Iowa Telecommunications Services, Inc.	342	5,732
PAETEC Holding Corp.*	1,281	5,316
Premiere Global Services, Inc.*	644	5,313
Shenandoah Telecommunications Co.	254	5,169
Atlantic Tele-Network, Inc.	90	4,951
Cogent Communications Group, Inc.*	458	4,516
Global Crossing Ltd*	295	4,204
Consolidated Communications Holdings, Inc.	240	4,200
Cbeyond, Inc.*	240	3,780
Alaska Communications Systems Group, Inc.	456	3,639
General Communication, Inc. — Class A*	440	2,807
USA Mobility, Inc.	238	2,620
SureWest Communications*	154	1,534
HickoryTech Corp.	144	1,271
inContact, Inc.*	284	832

Total Telecommunication Services		98,363

Total Common Stocks (Cost $8,239,485)		9,811,226

RIGHTS 0.0%(a)
Builders FirstSource, Inc.*	151	37

 24

RUSSELL 2000® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

FLAGSTAR BANCORP INC1/25*	531	$—

Total Rights
(Cost $18)		37

	Face
	Amount
REPURCHASE AGREEMENTS† 38.4%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$1,620,070	1,620,070
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	1,327,286	1,327,286
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	1,125,043	1,125,043
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	390,378	390,378
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10††	389,048	389,048

Total Repurchase Agreements
(Cost $4,851,825)		4,851,825

Total Investments 116.0%
(Cost $13,091,328)		$14,663,088

Liabilities in Excess of Other Assets — (16.0)%		$(2,019,416)

Net Assets — 100.0%		$12,643,672

		Unrealized
	Contracts	Loss

Futures Contracts Purchased(a)
March 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,740,200)	28	$(26,748)

		Unrealized
	Units	Gain

Equity Index Swap Agreements(b)
Goldman Sachs International January 2010 Russell 2000 Index Swap, Terminating 01/04/10††† (Notional Market Value $754,927)	1,207	$31,635
Credit Suisse Capital, LLC January 2010 Russell 2000 Index Swap, Terminating 01/04/10††† (Notional Market Value $305,788)	489	17,332

(Total Notional Market Value $1,060,715)		$48,967

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 25

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 75.9%(a)

FINANCIALS 15.2%
E*Trade Financial Corp.*	26,870	$47,022
Assured Guaranty Ltd.	2,100	45,696
Highwoods Properties, Inc.	1,236	41,221
MFA Mortgage Investments, Inc.	4,900	36,015
Platinum Underwriters Holdings Ltd.	890	34,078
Prosperity Bancshares, Inc.	810	32,781
ProAssurance Corp.*	583	31,313
Stifel Financial Corp.*	515	30,509
National Retail Properties, Inc.	1,400	29,708
FirstMerit Corp.	1,408	28,357
Washington Real Estate Investment Trust	1,022	28,156
Westamerica Bancorporation	508	28,128
Omega Healthcare Investors, Inc.	1,443	28,066
Home Properties, Inc.	575	27,433
Apollo Investment Corp.	2,845	27,113
Tanger Factory Outlet Centers, Inc.	695	27,098
BioMed Realty Trust, Inc.	1,713	27,031
SVB Financial Group*	630	26,265
Montpelier Re Holdings Ltd.	1,510	26,153
American Campus Communities, Inc.	908	25,515
East-West Bancorp, Inc.	1,598	25,248
Knight Capital Group, Inc. — Class A*	1,615	24,871
Mid-America Apartment Communities, Inc.	490	23,657
LaSalle Hotel Properties	1,114	23,650
Developers Diversified Realty Corp.	2,489	23,048
Kilroy Realty Corp.	750	23,002
Entertainment Properties Trust	646	22,784
Trustmark Corp.	1,010	22,765
Signature Bank*	710	22,649
NewAlliance Bancshares, Inc.	1,869	22,447
Equity Lifestyle Properties, Inc.	442	22,308
Healthcare Realty Trust, Inc.	1,036	22,233
Potlatch Corp.	694	22,125
UMB Financial Corp.	556	21,879
Ares Capital Corp.	1,700	21,165

		Market
	Shares	Value

CBL & Associates Properties, Inc.	2,120	$20,500
Umpqua Holding Corp.	1,515	20,316
Hancock Holding Co.	450	19,705
First Financial Bankshares, Inc.	360	19,523
Redwood Trust, Inc.	1,345	19,449
Iberiabank Corp.	360	19,372
Zenith National Insurance Corp.	650	19,357
Old National Bancorp	1,520	18,894
Astoria Financial Corp.	1,490	18,521
Tower Group, Inc.	780	18,260
Delphi Financial Group, Inc. — Class A	810	18,120
Max Capital Group Ltd.	810	18,063
DCT Industrial Trust, Inc.	3,565	17,896
Cash America International, Inc.	510	17,830
Hatteras Financial Corp.	630	17,615
RLI Corp.	330	17,572
Extra Space Storage, Inc.	1,510	17,440
Piper Jaffray Companies, Inc.*	340	17,207
DiamondRock Hospitality Co.	2,030	17,194
International Bancshares Corp.	905	17,132
Franklin Street Properties Corp.	1,166	17,035
Eastgroup Properties, Inc.	439	16,805
KBW, Inc.*	614	16,799
MB Financial Corp.	850	16,762
National Health Investors, Inc.	445	16,461
Conseco, Inc.*	3,240	16,200
Post Properties, Inc.	815	15,974
Argo Group International Holdings Ltd.*	540	15,736
PS Business Parks, Inc.	314	15,716
PHH Corp.*	950	15,304
Capstead Mortgage Corp.	1,120	15,288
Selective Insurance Group, Inc.	920	15,134
Sovran Self Storage, Inc.	418	14,935
Starwood Property Trust, Inc.	790	14,923
Glacier Bancorp, Inc.	1,080	14,818
Webster Financial Corp.	1,190	14,125
Medical Properties Trust, Inc.	1,395	13,950
Forestar Real Estate Group, Inc.*	625	13,737
Ezcorp, Inc.*	786	13,527
FNB Corp.	1,989	13,505

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Sunstone Hotel Investors, Inc.*	1,508	$13,391
United Bankshares, Inc.	665	13,280
Anworth Mortgage Asset Corp.	1,896	13,272
Prospect Capital Corp.	1,104	13,038
First Financial Bancorp	895	13,031
Wintrust Financial Corp.	418	12,870
CVB Financial Corp.	1,475	12,744
National Penn Bancshares, Inc.	2,199	12,732
MGIC Investment Corp.*	2,190	12,658
Pico Holdings, Inc.*	386	12,634
Financial Federal Corp.	447	12,292
NBT Bancorp, Inc.	601	12,242
Artio Global Investors, Inc.*	480	12,235
Alexander’s, Inc.*	40	12,177
Portfolio Recovery Associates, Inc.*	268	12,028
American Capital Ltd.*	4,890	11,932
Colonial Properties Trust	1,015	11,906
Employers Holdings, Inc.	770	11,812
MF Global Ltd.*	1,690	11,745
Acadia Realty Trust	685	11,556
Greenlight Capital Re Ltd. - Class A*	490	11,549
optionsXpress Holdings, Inc.	743	11,479
Allied Capital Corp.*	3,120	11,263
Park National Corp.	190	11,187
Provident Financial Services, Inc.	1,045	11,129
LTC Properties, Inc.	412	11,021
Community Bank System, Inc.	555	10,717
Radian Group, Inc.	1,425	10,417
Navigators Group, Inc.*	220	10,364
Investors Real Estate Trust	1,143	10,287
Brookline Bancorp, Inc.	1,025	10,158
First Midwest Bancorp, Inc.	925	10,073
World Acceptance Corp.*	280	10,032
U-Store-It Trust	1,365	9,992
Inland Real Estate Corp.	1,225	9,984
Dollar Financial Corp.*	416	9,843
Cousins Properties, Inc.	1,285	9,805
Infinity Property & Casualty Corp.	240	9,754
Lexington Realty Trust	1,585	9,637
Ocwen Financial Corp.*	1,003	9,599
PacWest Bancorp	470	9,470
Equity One, Inc.	570	9,217
City Holding Co.	280	9,052
Investors Bancorp, Inc.*	820	8,971

		Market
	Shares	Value

Susquehanna Bancshares, Inc.	1,508	$8,882
First Cash Financial Services, Inc.*	400	8,876
Chemical Financial Corp.	370	8,725
Texas Capital Bancshares, Inc.*	620	8,655
Horace Mann Educators Corp.	680	8,500
Enstar Group*	115	8,397
TrustCo Bank Corp.	1,325	8,347
Safety Insurance Group, Inc.	230	8,333
Pinnacle Financial Partners, Inc.*	583	8,290
DuPont Fabros Technology, Inc.	455	8,185
Hilltop Holdings, Inc.*	690	8,032
Parkway Properties, Inc.	380	7,912
Columbia Banking Systems, Inc.	487	7,880
MarketAxess Holdings, Inc.	551	7,659
Northwest Bancshares, Inc.	676	7,652
American Equity Investment Life Holding Co.	1,020	7,589
Independent Bank Corp.	359	7,500
Flagstone Reinsurance Holdings	680	7,439
Meadowbrook Insurance Group, Inc.	996	7,370
Sterling Bancshares, Inc.	1,435	7,362
PrivateBancorp, Inc.	820	7,355
Harleysville Group, Inc.	230	7,312
Simmons First National Corp.	263	7,311
Home Bancshares, Inc.	301	7,245
Cathay General Bancorp	945	7,135
United Fire & Casualty Co.	390	7,110
Getty Realty Corp.	296	6,965
First Commonwealth Financial Corp.	1,493	6,942
S&T Bancorp, Inc.	405	6,889
Cohen & Steers, Inc.	298	6,806
eHealth, Inc.*	414	6,802
Boston Private Financial Holdings, Inc.	1,178	6,797
Banco Latinoamericano de Comercio Exterior SA	480	6,672
Evercore Partners, Inc. — Class A	219	6,658
American Capital Agency Corp.	250	6,635
Bank of the Ozarks, Inc.	226	6,615
Community Trust Bancorp, Inc.	264	6,455

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Hercules Technology Growth Capital, Inc.	620	$6,442
Maiden Holdings Ltd.	866	6,339
Riskmetrics Group, Inc.*	383	6,094
First Financial Corp.	196	5,982
First Potomac Realty Trust	466	5,858
Amerisafe, Inc.*	325	5,840
GAMCO Investors, Inc. — Class A	120	5,795
Nara Bancorp, Inc.*	510	5,783
Universal Health Realty Income Trust	179	5,733
SCBT Financial Corp.	207	5,732
Sun Communities, Inc.	290	5,727
Flushing Financial Corp.	505	5,686
Tompkins Financial Corp.	140	5,670
National Financial Partners Corp.*	700	5,663
Bank Mutual Corp.	818	5,661
Pennsylvania Real Estate Investment Trust	668	5,651
Oppenheimer Holdings, Inc. — Class A	170	5,647
Phoenix Companies, Inc.*	2,015	5,602
Nelnet, Inc. — Class A	325	5,600
Beneficial Mutual Bancorp, Inc.*	565	5,560
Tejon Ranch Co.*	190	5,552
Urstadt Biddle Properties	355	5,421
Compass Diversified Trust	420	5,359
Fifth Street Finance Corp.	498	5,349
Dime Community Bancshares	445	5,215
GFI Group, Inc.	1,130	5,164
SWS Group, Inc.	425	5,142
Suffolk Bancorp	173	5,138
United America Indemnity Ltd. — Class A*	640	5,069
Provident New York Bancorp	600	5,064
Berkshire Hills Bancorp, Inc.	244	5,046
Duff & Phelps Corp. — Class A	276	5,040
Renasant Corp.	369	5,018
Walter Investment Management Corp.	350	5,015
Danvers Bancorp, Inc.	380	4,936
WesBanco, Inc.	400	4,936
MCG Capital Corp.*	1,140	4,925
Univest Corporation of Pennsylvania	276	4,838
Harleysville National Corp.	745	4,798
Amtrust Financial Services, Inc.	398	4,704

		Market
	Shares	Value

American Physicians Capital, Inc.	154	$4,669
Northfield Bancorp, Inc.	340	4,597
Cedar Shopping Centers, Inc.	675	4,590
FPIC Insurance Group, Inc.*	118	4,557
State Auto Financial Corp.	246	4,551
Westfield Financial, Inc.	550	4,537
TradeStation Group, Inc.*	575	4,537
National Western Life Insurance Co. — Class A	26	4,514
MVC Capital, Inc.	380	4,484
Oriental Financial Group	415	4,482
Colony Financial, Inc.	220	4,481
iStar Financial, Inc.*	1,740	4,454
Advance America Cash Advance Centers, Inc.	800	4,448
SeaBright Insurance Holdings, Inc.*	380	4,366
TowneBank	370	4,322
CNA Surety Corp.*	288	4,288
Cardinal Financial Corp.	489	4,274
SY Bancorp, Inc.	200	4,270
Ashford Hospitality Trust, Inc.*	920	4,269
United Community Banks, Inc.*	1,259	4,268
FBL Financial Group, Inc. — Class A	230	4,260
1st Source Corp.	264	4,248
Encore Capital Group, Inc.*	244	4,246
First Industrial Realty Trust, Inc.*	810	4,236
Education Realty Trust, Inc.	871	4,216
Southside Bancshares, Inc.	214	4,199
Citizens Banking Corp.*	6,059	4,181
Ambac Financial Group, Inc.*	5,021	4,167
Government Properties Income Trust	180	4,136
Credit Acceptance Corp.*	98	4,126
Lakeland Financial Corp.	236	4,071
FelCor Lodging Trust, Inc.*	1,125	4,050
Broadpoint Gleacher Securities, Inc.*	907	4,045
Bancfirst Corp.	108	4,000
Arrow Financial Corp.	160	4,000
TriCo Bancshares	240	3,996
Pennymac Mortgage Investment Trust*	230	3,951
Union Bankshares Corp.	318	3,940
StellarOne Corp.	395	3,934
Camden National Corp.	120	3,924

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Calamos Asset Management, Inc. — Class A	340	$3,920
Ramco-Gershenson Properties Trust	404	3,854
Home Federal Bancorp, Inc.	286	3,807
Citizens, Inc.*	580	3,787
BGC Partners, Inc. — Class A	808	3,733
Safeguard Scientifics, Inc.*	360	3,712
Capital Southwest Corp.	47	3,704
Washington Trust Bancorp, Inc.	236	3,677
BankFinancial Corp.	370	3,663
United Financial Bancorp, Inc.	278	3,645
CapLease, Inc.	830	3,635
Westwood Holdings Group, Inc.	100	3,634
Great Southern Bancorp, Inc.	170	3,631
First Bancorp	259	3,618
Saul Centers, Inc.	110	3,604
NorthStar Realty Finance Corp.	1,030	3,533
PMA Capital Corp.*	556	3,503
PennantPark Investment Corp.	390	3,479
Baldwind & Lyons, Inc. — Class B	140	3,445
Territorial Bancorp, Inc.*	190	3,430
International Assets Holding Corp.*	234	3,402
National Bankshares, Inc.	120	3,395
Stewart Information Services Corp.	300	3,384
Cypress Sharpridge Investments, Inc.	250	3,378
First Mercury Financial Corp.	245	3,359
Heartland Financial USA, Inc.	230	3,301
Presidential Life Corp.	360	3,294
Kite Realty Group Trust	807	3,284
Kearny Financial Corp.	321	3,236
First Bancorp Puerto Rico	1,400	3,220
Republic Bancorp, Inc.	156	3,214
The PMI Group, Inc.*	1,270	3,200
Invesco Mortgage Capital, Inc.	140	3,186
Pacific Continental Corp.	276	3,157
Donegal Group, Inc. — Class A	200	3,108
First Financial Holdings, Inc.	237	3,079
Consolidated-Tomoka Land Co.	88	3,075
Penson Worldwide Company, Inc.*	338	3,062

		Market
	Shares	Value

NGP Capital Resources Co.	376	$3,057
ESSA Bancorp, Inc.	260	3,042
Western Alliance Bancorp*	802	3,032
First Community Bancshares, Inc.	247	2,976
Cogdell Spencer, Inc.	524	2,966
Associated Estates Realty Corp.	262	2,953
CreXus Investment Corp.*	210	2,932
Bank of Marin Bancorp	90	2,930
German American Bancorp	179	2,909
Capital City Bank Group, Inc.	210	2,906
Centerstate Banks of Florida, Inc.	285	2,876
Gladstone Capital Corp.	372	2,864
First Busey Corp.	735	2,859
Washington Banking Co.	238	2,842
Monmouth Real Estate Investment Corp. — Class A	380	2,827
Agree Realty Corp.	120	2,795
Orrstown Financial Services, Inc.	80	2,790
Wilshire Bancorp, Inc.	340	2,785
TICC Capital Corp.	458	2,771
WSFS Financial Corp.	108	2,768
LaBranche & Company, Inc.*	972	2,760
Apollo Commercial Real Estate Finance, Inc.*	150	2,699
US Global Investors, Inc. — Class A	218	2,684
Bridge Bancorp, Inc.	110	2,644
Kayne Anderson Energy Development Co.	180	2,619
Abington Bancorp, Inc.	380	2,618
Cardtronics, Inc.*	233	2,579
Sandy Spring Bancorp, Inc.	290	2,578
Glimcher Realty Trust	950	2,565
American Physicians Service Group, Inc.	110	2,538
JMP Group, Inc.	260	2,527
Eagle Bancorp, Inc.*	240	2,513
Life Partners Holdings, Inc.	118	2,500
Oritani Financial Corp.	180	2,471
CoBiz Financial, Inc.	514	2,442
Strategic Hotels & Resorts, Inc.*	1,310	2,437
ViewPoint Financial Group	168	2,421
Hersha Hospitality Trust	770	2,418
CNB Financial Corp.	150	2,399
Diamond Hill Investment Group, Inc.	37	2,377

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Epoch Holding Corp.	221	$2,309
First Marblehead Corp.*	1,080	2,300
Sterling Bancorp	320	2,285
Ames National Corp.	108	2,280
Penns Woods Bancorp, Inc.	70	2,271
Oceanfirst Financial Corp.	200	2,260
Financial Institutions, Inc.	190	2,238
First of Long Island Corp.	88	2,222
Mission West Properties	308	2,215
Shore Bancshares, Inc.	153	2,212
Lakeland Bancorp, Inc.	345	2,205
First Merchants Corp.	370	2,198
Winthrop Realty Trust	200	2,172
Harris & Harris Group, Inc.*	475	2,171
American Safety Insurance Holdings Ltd.*	150	2,168
First Bancorp, Inc.	140	2,159
South Financial Group, Inc.	3,310	2,134
Bancorp/DE, Inc.*	309	2,120
ESB Financial Corp.	160	2,115
Avatar Holdings, Inc.*	124	2,109
American National Bankshares, Inc.	96	2,102
First Financial Northwest, Inc.	320	2,096
Medallion Financial Corp.	256	2,092
Gladstone Commercial Corp.	150	2,012
Kansas City Life Insurance Co.	67	1,993
FBR Capital Markets Corp.*	320	1,978
Center Bancorp, Inc.	220	1,962
Home Bancorp, Inc.*	160	1,950
Main Street Capital Corp.	120	1,934
Heritage Financial Corp./WA	140	1,929
Gramercy Capital Corp.*	740	1,917
Triangle Capital Corp.	158	1,910
EMC Insurance Group, Inc.	88	1,893
Peapack Gladstone Financial Corp.	149	1,889
NewStar Financial, Inc.*	480	1,882
Sanders Morris Harris Group, Inc.	340	1,870
China Housing & Land Development, Inc.*	450	1,859
Northrim BanCorp, Inc.	110	1,857
BlackRock Kelso Capital Corp.	216	1,840
Metro Bancorp, Inc.*	146	1,835
Tower Bancorp, Inc.	80	1,828
Mercer Insurance Group, Inc.	100	1,817
Merchants Bancshares, Inc.	80	1,811
Bryn Mawr Bank Corp.	120	1,811
Roma Financial Corp.	146	1,805

		Market
	Shares	Value

Asset Acceptance Capital Corp.*	263	$1,783
Gladstone Investment Corp.	390	1,778
State Bancorp, Inc.	250	1,778
Citizens & Northern Corp.	186	1,774
Resource Capital Corp.	360	1,771
Southwest Bancorp, Inc.	255	1,770
Ameris Bancorp	243	1,737
Peoples Bancorp, Inc.	175	1,694
United Security Bancshares/Thomasville AL	98	1,680
MainSource Financial Group, Inc.	350	1,673
National Interstate Corp.	98	1,662
Dynex Capital, Inc.	190	1,659
Cowen Group, Inc.*	280	1,658
Care Investment Trust, Inc.	210	1,634
Virtus Investment Partners, Inc.*	100	1,590
First Defiance Financial Corp.	140	1,581
Alliance Financial Corp./NY	57	1,548
Enterprise Financial Services Corp.	200	1,542
Bancorp Rhode Island, Inc.	60	1,541
Smithtown Bancorp, Inc.	255	1,517
Clifton Savings Bancorp, Inc.	160	1,499
RAIT Financial Trust*	1,130	1,480
Rockville Financial, Inc.	140	1,470
Meridian Interstate Bancorp, Inc.*	168	1,460
Kohlberg Capital Corp.	320	1,459
Peoples Financial Corp./MS	70	1,422
Crawford & Co. — Class B*	360	1,418
First South Bancorp, Inc.	136	1,401
NASB Financial, Inc.	60	1,397
Chicopee Bancorp, Inc.*	110	1,373
Hallmark Financial Services, Inc.*	172	1,369
Universal Insurance Holdings, Inc.	230	1,350
Thomas Weisel Partners Group, Inc.*	357	1,349
Cape Bancorp, Inc.*	200	1,344
Citizens Holding Co.	60	1,343
Rewards Network, Inc.	106	1,340
West Bancorporation, Inc.	270	1,331
NYMAGIC, Inc.	80	1,327
Century Bancorp, Inc.	60	1,322
Ohio Valley Banc Corp.	60	1,322
Old Second Bancorp, Inc.	190	1,309
UMH Properties, Inc.	150	1,272

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Guaranty Bancorp*	918	$1,212
Eastern Insurance Holdings, Inc.	140	1,207
Legacy Bancorp/MA, Inc.	118	1,163
Farmers Capital Bank Corp.	110	1,124
Midsouth Bancorp, Inc.	80	1,112
Bar Harbor Bankshares	40	1,098
Pzena Investment Management, Inc. — Class A*	130	1,058
Sierra Bancorp	136	1,038
Yadkin Valley Financial Corp.	280	1,025
Tree.com, Inc.*	110	1,007
Primus Guaranty Ltd.*	320	976
Bank of Kentucky Financial Corp.	50	939
CompuCredit Holdings Corp.	280	932
Santander BanCorp*	75	921
Sun Bancorp, Inc.*	243	911
Enterprise Bancorp/MA, Inc.	80	876
Norwood Financial Corp.	30	858
Fox Chase Bancorp, Inc.*	88	838
Resource America, Inc. — Class A	205	828
Auburn National Bancorporation, Inc.	40	788
Pacific Capital Bancorp	820	787
Banner Corp.	290	777
Wilber Corp.	100	720
Flagstar Bancorp, Inc.*	1,170	702
Central Pacific Financial Corp.*	516	676
Prudential Bancorp of Pennsylvania, Inc.	70	666
Northeast Community Bancorp, Inc.	100	657
Porter Bancorp, Inc.	42	632
Independence Holding Co.	108	626
Sterling Savings Bank*	920	570
First Acceptance Corp.*	290	566
Hampton Roads Bankshares, Inc.	318	550
Kentucky First Federal Bancorp	50	550
First Financial Service Corp.	60	544
Premierwest Bancorp	377	535
K-Fed Bancorp	60	527
Republic First Bancorp, Inc.*	118	504
Brooklyn Federal Bancorp, Inc.	50	502

		Market
	Shares	Value

American Realty Investors, Inc.*	40	$490
Old Point Financial Corp.	30	467
California First National Bancorp.	30	392
Cheviot Financial Corp.	50	370
Doral Financial Corp.*	98	356
QC Holdings, Inc.	57	274
First California Financial Group, Inc.*	100	274
Waterstone Financial, Inc.*	120	246
Transcontinental Realty Investors, Inc.*	20	238
Heritage Financial Group	30	218

Total Financials		3,240,817

INFORMATION TECHNOLOGY 13.9%
3Com Corp.*	6,770	50,775
Solera Holdings, Inc.	1,209	43,536
Skyworks Solutions, Inc.*	2,926	41,520
Informatica Corp.*	1,515	39,178
Polycom, Inc.*	1,470	36,706
Atheros Communications, Inc.*	1,065	36,466
Jack Henry & Associates, Inc.	1,455	33,640
Parametric Technology Corp.*	2,030	33,170
Concur Technologies, Inc.*	700	29,925
TIBCO Software, Inc.*	3,070	29,564
Palm, Inc.*	2,885	28,965
Unisys Corp.*	675	26,028
Microsemi Corp.*	1,420	25,205
CACI International, Inc. — Class A*	515	25,158
Arris Group, Inc.*	2,171	24,815
Blackboard, Inc.*	546	24,783
Anixter International, Inc.*	520	24,492
Cybersource Corp.*	1,205	24,233
Rackspace Hosting, Inc.*	1,155	24,082
MercadoLibre, Inc.*	445	23,082
RF Micro Devices, Inc.*	4,645	22,157
Plantronics, Inc.	845	21,953
Riverbed Technology, Inc.*	955	21,936
ADTRAN, Inc.	968	21,828
Benchmark Electronics, Inc.*	1,140	21,557
Wright Express Corp.*	670	21,346
VeriFone Holdings, Inc.*	1,255	20,557
Progress Software Corp.*	700	20,447
InterDigital, Inc.*	760	20,170
Blue Coat Systems, Inc.*	694	19,807
Cymer, Inc.*	515	19,766

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Quest Software, Inc.*	1,070	$19,688
Tessera Technologies, Inc.*	845	19,663
Plexus Corp.*	685	19,522
Veeco Instruments, Inc.*	588	19,428
Ariba, Inc.*	1,530	19,156
Gartner, Inc. — Class A*	1,042	18,798
TiVo, Inc.*	1,835	18,680
Euronet Worldwide, Inc.*	851	18,679
Formfactor, Inc.*	858	18,670
Synaptics, Inc.*	600	18,390
Semtech Corp.*	1,070	18,201
Blackbaud, Inc.	770	18,195
Mantech International Corp. — Class A*	375	18,105
Fair Isaac Corp.	845	18,007
Digital River, Inc.*	666	17,975
Tekelec*	1,160	17,725
Commvault Systems, Inc.*	730	17,294
Comtech Telecommunications Corp.*	491	17,210
Lawson Software, Inc.*	2,395	15,927
Acxiom Corp.*	1,185	15,903
Emulex Corp.*	1,450	15,805
j2 Global Communications, Inc.*	776	15,792
Triquint Semiconductor, Inc.*	2,581	15,486
ValueClick, Inc.*	1,520	15,382
EarthLink, Inc.	1,850	15,373
MAXIMUS, Inc.	306	15,300
Power Integrations, Inc.	420	15,271
AsiaInfo Holdings, Inc.*	500	15,235
FEI Co.*	649	15,161
Cavium Networks, Inc.*	628	14,965
MKS Instruments, Inc.*	857	14,920
Hittite Microwave Corp.*	365	14,874
Netlogic Microsystems, Inc.*	320	14,803
Mentor Graphics Corp.*	1,650	14,569
ViaSat, Inc.*	450	14,301
Taleo Corp.*	606	14,253
Monolithic Power Systems, Inc.*	592	14,190
Take-Two Interactive Software, Inc.*	1,400	14,070
SRA International, Inc. — Class A*	728	13,905
Intermec, Inc.*	1,075	13,824
MicroStrategy, Inc. — Class A*	146	13,727
Amkor Technology, Inc.*	1,910	13,676
Websense, Inc.*	766	13,374
Cabot Microelectronics Corp.*	405	13,349

		Market
	Shares	Value

Infinera Corp.*	1,470	$13,039
Netgear, Inc.*	600	13,014
OmniVision Technologies, Inc.*	865	12,568
Ultimate Software Group, Inc.*	425	12,482
DealerTrack Holdings, Inc.*	660	12,401
Scansource, Inc.*	464	12,389
Littelfuse, Inc.*	380	12,217
Cognex Corp.	687	12,174
Sapient Corp.*	1,470	12,157
GSI Commerce, Inc.*	475	12,060
Rofin-Sinar Technologies, Inc.*	508	11,994
Entegris, Inc.*	2,270	11,986
SuccessFactors, Inc.*	710	11,772
JDA Software Group, Inc.*	458	11,665
CSG Systems International, Inc.*	605	11,549
TeleTech Holdings, Inc.*	570	11,417
Diodes, Inc.*	556	11,370
TNS, Inc.*	440	11,304
Coherent, Inc.*	380	11,297
Electronics for Imaging, Inc.*	860	11,189
Advent Software, Inc.*	270	10,997
Aruba Networks, Inc.*	1,025	10,926
Tyler Technologies, Inc.*	548	10,911
Quantum Corp.*	3,670	10,753
Harmonic, Inc.*	1,665	10,539
ACI Worldwide, Inc.*	613	10,513
ADC Telecommunications, Inc.*	1,690	10,495
Net 1 UEPS Technologies, Inc.*	540	10,487
United Online, Inc.	1,455	10,461
Sourcefire, Inc.*	386	10,325
Checkpoint Systems, Inc.*	675	10,294
DTS, Inc. — Class A*	300	10,263
ATMI, Inc.*	550	10,241
DG FastChannel, Inc.*	363	10,139
SYNNEX Corp.*	330	10,118
Art Technology Group, Inc.*	2,210	9,967
Zoran Corp.*	896	9,901
Park Electrochemical Corp.	355	9,812
L-1 Identity Solutions, Inc.*	1,308	9,797
Manhattan Associates, Inc.*	400	9,612
Brooks Automation, Inc.*	1,116	9,575
Insight Enterprises, Inc.*	800	9,136
Pegasystems, Inc.	263	8,942
SAVVIS, Inc.*	630	8,851
Advanced Energy Industries, Inc.*	580	8,746

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

TTM Technologies, Inc.*	750	$8,647
Applied Micro Circuits Corp.*	1,150	8,590
Black Box Corp.	300	8,502
Heartland Payment Systems, Inc.	646	8,482
Syntel, Inc.	221	8,405
MTS Systems Corp.	290	8,335
Rogers Corp.*	270	8,184
ArcSight, Inc.*	318	8,134
NIC, Inc.	880	8,043
EPIQ Systems, Inc.*	570	7,974
Netezza Corp.*	820	7,954
Standard Microsystems Corp.*	380	7,896
Cirrus Logic, Inc.*	1,140	7,775
Cogent, Inc.*	746	7,751
Bottomline Technologies, Inc.*	440	7,731
Volterra Semiconductor Corp.*	398	7,610
Sonus Networks, Inc.*	3,595	7,585
ModusLink Global Solutions, Inc.*	800	7,528
Acme Packet, Inc.*	684	7,524
OSI Systems, Inc.*	270	7,366
Switch & Data Facilities Company, Inc.*	362	7,316
Adaptec, Inc.*	2,125	7,119
Harris Stratex Networks, Inc. — Class A*	1,030	7,117
SonicWALL, Inc.*	935	7,115
Sycamore Networks, Inc.	339	7,088
Terremark Worldwide, Inc.*	1,023	6,997
STEC, Inc.*	428	6,994
Forrester Research, Inc.*	267	6,929
Maxwell Technologies, Inc.*	385	6,868
Constant Contact, Inc.*	423	6,768
IPG Photonics Corp.*	400	6,696
comScore, Inc.*	380	6,669
Echelon Corp.*	573	6,624
TeleCommunication Systems, Inc. — Class A*	684	6,621
RightNow Technologies, Inc.*	380	6,601
Compellent Technologies, Inc.*	287	6,509
Micrel, Inc.	790	6,478
Kulicke & Soffa Industries, Inc.*	1,192	6,425
Brightpoint, Inc.*	870	6,394
Epicor Software Corp.*	830	6,325

		Market
	Shares	Value

Netscout Systems, Inc.*	430	$6,295
Universal Display Corp.*	506	6,254
Avid Technology, Inc.*	490	6,252
FARO Technologies, Inc.*	288	6,175
Stratasys, Inc.*	350	6,048
Ultratech, Inc.*	405	6,018
Loral Space & Communications, Inc.*	190	6,006
S1 Corp.*	917	5,979
THQ, Inc.*	1,180	5,947
Ebix, Inc.*	120	5,860
Oplink Communications, Inc.*	355	5,818
Newport Corp.*	630	5,790
Cohu, Inc.	412	5,747
Methode Electronics, Inc. — Class A	660	5,729
3PAR, Inc.*	480	5,688
Supertex, Inc.*	190	5,662
CTS Corp.	588	5,657
Daktronics, Inc.	590	5,434
Actel Corp.*	457	5,429
Lattice Semiconductor Corp.*	2,010	5,427
i2 Technologies, Inc.*	282	5,392
RealNetworks, Inc.*	1,452	5,387
The Knot, Inc.*	526	5,297
Synchronoss Technologies, Inc.*	330	5,217
China Security & Surveillance Technology, Inc.*	682	5,210
InfoSpace, Inc.*	605	5,185
Electro Scientific Industries, Inc.*	478	5,172
Vocus, Inc.*	285	5,130
Pericom Semiconductor Corp.*	440	5,073
Kenexa Corp. — Class A*	385	5,024
LivePerson, Inc.*	720	5,018
Radiant Systems, Inc.*	480	4,992
Sigma Designs, Inc.*	465	4,975
Kopin Corp.*	1,175	4,911
SolarWinds, Inc.*	210	4,832
Global Cash Access Holdings, Inc.*	645	4,831
infoGROUP, Inc.*	599	4,804
Multi-Fineline Electronix, Inc.*	168	4,766
Exlservice Holdings, Inc.*	256	4,649
Anadigics, Inc.*	1,095	4,621
NetSuite, Inc.*	286	4,570
Smith Micro Software, Inc.*	500	4,570
Imation Corp.*	520	4,534

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Move, Inc.*	2,700	$4,482
Rubicon Technology, Inc.*	220	4,468
ShoreTel, Inc.*	773	4,468
Extreme Networks, Inc.*	1,550	4,448
Super Micro Computer, Inc.*	398	4,426
Exar Corp.*	620	4,408
Mercury Computer Systems, Inc.*	398	4,382
Cass Information Systems, Inc.	144	4,378
Ceva, Inc.*	340	4,372
Utstarcom, Inc.*	1,980	4,336
Intevac, Inc.*	377	4,324
Internet Capital Group, Inc.*	640	4,256
Novatel Wireless, Inc.*	530	4,224
Perficient, Inc.*	500	4,215
Internap Network Services Corp.*	885	4,159
Photronics, Inc.*	930	4,138
MoneyGram International, Inc.*	1,440	4,133
Ciber, Inc.*	1,197	4,130
Ixia*	550	4,092
Hughes Communications, Inc.*	156	4,061
Smart Modular Technologies WWH, Inc.*	640	4,026
Interactive Intelligence, Inc.*	217	4,001
Symmetricom, Inc.*	760	3,952
iGate Corp.	395	3,950
Radisys Corp.*	413	3,944
Digi International, Inc.*	430	3,922
EMS Technologies, Inc.*	270	3,915
Bel Fuse, Inc. — Class B	179	3,847
Cray, Inc.*	599	3,846
Anaren, Inc.*	250	3,763
Comverge, Inc.*	330	3,709
Seachange International, Inc.*	560	3,679
Internet Brands, Inc. — Class A*	465	3,641
Rudolph Technologies, Inc.*	540	3,629
Techwell, Inc.*	274	3,617
Silicon Graphics International Corp.*	515	3,610
Electro Rent Corp.	310	3,577
Silicon Storage Technology, Inc.*	1,387	3,551
KVH Industries, Inc.*	236	3,481
LoopNet, Inc.*	350	3,479
Monotype Imaging Holdings, Inc.*	380	3,431
MIPS Technology, Inc.*	785	3,430

		Market
	Shares	Value

Silicon Image, Inc.*	1,310	$3,380
Airvana, Inc.*	444	3,374
PROS Holdings, Inc.*	326	3,374
Actuate Corp.*	780	3,338
Fortinet, Inc.*	190	3,338
Openwave Systems, Inc.*	1,460	3,329
Ness Technologies, Inc.*	675	3,308
Symyx Technologies, Inc.*	588	3,234
DivX, Inc.*	566	3,192
Technitrol, Inc.	723	3,167
NVE Corp.*	76	3,140
Isilon Systems, Inc.*	446	3,060
DemandTec, Inc.*	348	3,052
IXYS Corp.*	406	3,013
Double-Take Software, Inc.*	300	2,997
Web.com Group, Inc.*	458	2,991
NCI, Inc.*	108	2,986
Cogo Group, Inc.*	404	2,977
Advanced Analogic Technologies, Inc.*	750	2,955
Vasco Data Security International*	470	2,947
Powerwave Technologies, Inc.*	2,311	2,912
China Information Security Technology, Inc.*	470	2,895
Globecomm Systems, Inc.*	360	2,815
Entropic Communications, Inc.*	916	2,812
Opnet Technologies, Inc.	230	2,804
Rimage Corp.*	160	2,774
Liquidity Services, Inc.*	260	2,618
Integral Systems, Inc.*	301	2,607
Measurement Specialties, Inc.*	253	2,543
Agilysys, Inc.	270	2,457
Deltek, Inc.*	315	2,451
FalconStor Software, Inc.*	600	2,436
Keynote Systems, Inc.	220	2,400
Online Resources Corp.*	440	2,314
American Software, Inc. - Class A	385	2,310
Lionbridge Technologies, Inc.*	1,000	2,300
Archipelago Learning, Inc.*	110	2,277
DSP Group, Inc.*	400	2,252
Limelight Networks, Inc.*	570	2,240
Tier Technologies, Inc. — Class B*	280	2,240
Immersion Corp.*	489	2,235
LogMeIn, Inc.*	110	2,195
Support.com, Inc.*	805	2,125

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

BigBand Networks, Inc.*	616	$2,119
Virtusa Corp.*	230	2,084
Computer Task Group, Inc.*	259	2,075
Network Equipment Technologies, Inc.*	510	2,066
Microtune, Inc.*	910	2,057
Innodata Isogen, Inc.*	370	2,050
Trident Microsystems, Inc.*	1,100	2,046
Spectrum Control, Inc.*	210	1,989
Rosetta Stone, Inc.*	110	1,975
PC-Tel, Inc.*	330	1,954
Unica Corp.*	247	1,914
ICx Technologies, Inc.*	200	1,904
Zix Corp.*	1,110	1,898
PLX Technology, Inc.*	585	1,890
ActivIdentity Corp.*	800	1,880
White Electronics Designs Corp.*	400	1,868
Hackett Group, Inc.*	670	1,863
Dice Holdings, Inc.*	278	1,821
GSE Systems, Inc.*	330	1,808
Saba Software, Inc.*	430	1,780
Zygo Corp.*	260	1,750
Marchex, Inc.	340	1,727
Ancestry.com, Inc.*	120	1,681
Phoenix Technologies Ltd.*	610	1,678
CPI International, Inc.*	126	1,668
Dynamics Research Corp.*	150	1,592
Startek, Inc.*	210	1,571
Virage Logic Corp.*	280	1,540
SRS Labs, Inc.*	200	1,466
Chordiant Software, Inc.*	525	1,444
GSI Technology, Inc.*	318	1,425
Emcore Corp.*	1,320	1,412
Callidus Software, Inc.*	450	1,359
Pervasive Software, Inc.*	270	1,301
Information Services Group, Inc.*	410	1,300
OpenTable, Inc.*	50	1,273
QAD, Inc.	208	1,271
Travelzoo, Inc.*	100	1,229
Renaissance Learning, Inc.	108	1,227
China TransInfo Technology Corp.*	150	1,226
DDi Corp.*	250	1,223
Communications Systems, Inc.	98	1,219
PC Connection, Inc.*	170	1,148
Echo Global Logistics, Inc.*	90	1,142
TechTarget, Inc.*	200	1,126
Parkervision, Inc.*	560	1,025
ePlus, Inc.*	60	991

		Market
	Shares	Value

X-Rite, Inc.*	450	$981
PC Mall, Inc.*	179	934
Opnext, Inc.*	491	933
Ipass, Inc.*	880	915
MEMSIC, Inc.*	270	886
Imergent, Inc.	140	850
PAR Technology Corp.*	140	809
RAE Systems, Inc.*	710	781
eLoyalty Corp.*	108	742

Total Information Technology		2,964,507

INDUSTRIALS 12.0%
Nordson Corp.	593	36,280
Towers Watson & Co.	753	35,783
UAL Corp.*	2,691	34,741
GrafTech International Ltd.*	2,100	32,655
Regal-Beloit Corp.	626	32,514
American Superconductor Corp.*	760	31,084
EMCOR Group, Inc.*	1,150	30,935
Clarcor, Inc.	886	28,742
Tetra Tech, Inc.*	1,045	28,393
Woodward Governor Co.	1,046	26,955
Acuity Brands, Inc.	748	26,659
Brady Corp. — Class A	840	25,208
Curtiss-Wright Corp.	790	24,743
JetBlue Airways Corp.*	4,431	24,149
Teledyne Technologies, Inc.*	628	24,090
Avis Budget Group, Inc.*	1,780	23,354
Moog, Inc. — Class A*	790	23,092
United Stationers, Inc.*	405	23,024
Baldor Electric Co.	810	22,753
MPS Group, Inc.*	1,620	22,259
Alaska Air Group, Inc.*	640	22,118
Clean Harbors, Inc.*	370	22,056
Watsco, Inc.	448	21,943
Hexcel Corp.*	1,685	21,871
Actuant Corp. — Class A	1,176	21,791
HNI Corp.	779	21,524
Genesee & Wyoming, Inc. — Class A*	650	21,216
Esterline Technologies Corp.*	520	21,200
Kaydon Corp.	580	20,741
Granite Construction, Inc.	599	20,162
Geo Group, Inc.*	885	19,364
Knight Transportation, Inc.	1,000	19,290
Simpson Manufacturing Company, Inc.	670	18,016
Belden, Inc.	812	17,799

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Heico Corp.	395	$17,510
HUB Group, Inc. — Class A*	650	17,439
Resources Connection, Inc.*	790	16,764
A.O. Smith Corp.	380	16,488
ABM Industries, Inc.	798	16,487
SkyWest, Inc.	970	16,412
ESCO Technologies, Inc.	455	16,312
Applied Industrial Technologies, Inc.	738	16,288
Healthcare Services Group, Inc.	757	16,245
Briggs & Stratton Corp.	865	16,184
Mueller Industries, Inc.	646	16,047
Watts Industries, Inc. — Class A	508	15,707
AAR Corp.*	678	15,580
SYKES Enterprises, Inc.*	609	15,511
Insituform Technologies, Inc. — Class A*	680	15,450
EnerSys*	706	15,440
Otter Tail Power Co.	615	15,252
Orbital Sciences Corp.*	990	15,107
Herman Miller, Inc.	940	15,021
Old Dominion Freight Line, Inc.*	486	14,920
Rollins, Inc.	770	14,846
Werner Enterprises, Inc.	738	14,605
CoStar Group, Inc.*	345	14,411
Middleby Corp.*	290	14,216
Mueller Water Products, Inc. — Class A	2,690	13,988
II-VI, Inc.*	436	13,865
Triumph Group, Inc.	285	13,751
Barnes Group, Inc.	811	13,706
US Airways Group, Inc.*	2,805	13,576
Seaboard Corp.	10	13,490
Corporate Executive Board Co.	590	13,464
Heartland Express, Inc.	880	13,438
Deluxe Corp.	890	13,163
Korn/Ferry International*	780	12,870
Navigant Consulting, Inc.*	865	12,854
Arkansas Best Corp.	435	12,802
Forward Air Corp.	510	12,775
Allegiant Travel Co.*	270	12,736
Universal Forest Products, Inc.	344	12,663
Beacon Roofing Supply, Inc.*	785	12,560
Mine Safety Appliances Co.	470	12,469
Atlas Air Worldwide Holdings, Inc.*	316	11,771

		Market
	Shares	Value

Franklin Electric Company, Inc.	400	$11,632
AirTran Holdings, Inc.*	2,221	11,594
Mastec, Inc.*	911	11,387
American Science & Engineering, Inc.	150	11,376
TrueBlue, Inc.*	766	11,344
EnergySolutions, Inc.	1,320	11,207
Dollar Thrifty Automotive Group, Inc.*	435	11,140
Quanex Building Products Corp.	656	11,132
Robbins & Myers, Inc.	458	10,772
Albany International Corp. — Class A	470	10,556
United Rentals, Inc.*	1,050	10,300
Kaman Corp. — Class A	445	10,275
Badger Meter, Inc.	258	10,274
Genco Shipping & Trading Ltd.*	445	9,959
Ameron International Corp.	156	9,900
Cubic Corp.	265	9,884
Orion Marine Group, Inc.*	465	9,793
Layne Christensen Co.*	340	9,761
Interline Brands, Inc.*	565	9,758
Heidrick & Struggles International, Inc.	303	9,466
Griffon Corp.*	760	9,287
EnPro Industries, Inc.*	348	9,191
Mcgrath Rentcorp	410	9,168
RBC Bearings, Inc.*	375	9,124
GeoEye, Inc.*	320	8,922
Raven Industries, Inc.	280	8,896
Lindsay Manufacturing Co.	220	8,767
Mobile Mini, Inc.*	620	8,736
Administaff, Inc.	370	8,728
Astec Industries, Inc.*	322	8,675
Ceradyne, Inc.*	450	8,644
Tennant Co.	330	8,643
Huron Consulting Group, Inc.*	369	8,502
Knoll, Inc.	820	8,471
Energy Conversion Devices, Inc.*	796	8,414
Comfort Systems USA, Inc.	680	8,391
Advisory Board Co.*	270	8,278
Tredegar Corp.	520	8,226
Cenveo, Inc.*	940	8,225
Chart Industries, Inc.*	495	8,192
John Bean Technologies Corp.	480	8,165
Tutor Perini Corp.*	450	8,136

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

ATC Technology Corp.*	340	$8,109
G & K Services, Inc. — Class A	320	8,042
Aircastle Ltd.	815	8,028
Steelcase, Inc. — Class A	1,250	7,950
Amerco, Inc.*	156	7,756
School Specialty, Inc.*	325	7,602
M&F Worldwide Corp.*	190	7,505
Circor International, Inc.	298	7,504
Ennis, Inc.	446	7,488
Gibraltar Industries, Inc.*	474	7,456
EnerNOC, Inc.*	245	7,446
Viad Corp.	360	7,427
Interface, Inc. — Class A	850	7,063
Gorman-Rupp Co.	251	6,938
ACCO Brands Corp.*	945	6,880
AZZ, Inc.*	210	6,867
Apogee Enterprises, Inc.	490	6,860
Blount International, Inc.*	665	6,716
Encore Wire Corp.	315	6,637
Rush Enterprises, Inc. — Class A*	558	6,635
Exponent, Inc.*	238	6,626
Force Protection, Inc.*	1,215	6,330
Hawaiian Holdings, Inc.*	899	6,293
Aerovironment, Inc.*	215	6,252
Kforce, Inc.*	500	6,250
DigitalGlobe, Inc.*	258	6,244
Team, Inc.*	328	6,170
Gencorp, Inc.*	880	6,160
DynCorp International, Inc. — Class A*	429	6,156
RSC Holdings, Inc.*	860	6,054
CBIZ, Inc.*	770	5,929
Consolidated Graphics, Inc.*	168	5,883
Power-One, Inc.*	1,345	5,851
Michael Baker Corp.*	140	5,796
Altra Holdings, Inc.*	468	5,780
Sun Hydraulics Corp.	217	5,696
Stanley, Inc.*	201	5,509
Dycom Industries, Inc.*	680	5,460
Kelly Services, Inc. — Class A*	456	5,440
MYR Group, Inc.*	300	5,424
Ener1, Inc.*	850	5,389
American Ecology Corp.	315	5,368
Eagle Bulk Shipping, Inc.*	1,080	5,346
Trex Company, Inc.*	270	5,292
Harbin Electric, Inc.*	255	5,238
Argon ST, Inc.*	240	5,213
CRA International, Inc.*	193	5,143
Federal Signal Corp.	845	5,087

		Market
	Shares	Value

Acacia Research — Acacia Technologies*	558	$5,083
LB Foster Co. — Class A*	168	5,008
Spherion Corp.*	890	5,002
Titan International, Inc.	616	4,996
H&E Equipment Services, Inc.*	476	4,993
Colfax Corp.*	413	4,973
Evergreen Solar, Inc.*	3,275	4,945
FuelCell Energy, Inc.*	1,280	4,813
Marten Transport Ltd.*	268	4,811
Polypore International, Inc.*	400	4,760
Taser International, Inc.*	1,075	4,708
Kimball International, Inc. — Class B	548	4,669
Great Lakes Dredge & Dock Co.	700	4,536
Columbus McKinnon Corp. — Class A*	332	4,535
On Assignment, Inc.*	628	4,490
Bowne & Company, Inc.	672	4,489
American Reprographics Co.*	635	4,451
Broadwind Energy, Inc.*	550	4,449
Republic Airways Holdings, Inc.*	600	4,434
Powell Industries, Inc.*	140	4,414
NACCO Industries, Inc. — Class A	88	4,382
Dynamic Materials Corp.	218	4,371
K-Tron International, Inc.*	40	4,350
Applied Signal Technology, Inc.	225	4,340
Microvision, Inc.*	1,360	4,311
Cornell Companies, Inc.*	189	4,290
Cascade Corp.	156	4,288
AAON, Inc.	220	4,288
Ampco-Pittsburgh Corp.	135	4,257
Sterling Construction Company, Inc.*	220	4,220
Standex International Corp.	210	4,219
Northwest Pipe Co.*	156	4,190
Celadon Group, Inc.*	385	4,177
RailAmerica, Inc.*	340	4,148
Ladish Company, Inc.*	270	4,072
Freightcar America, Inc.	205	4,065
Insteel Industries, Inc.	310	4,030
ICF International, Inc.*	148	3,966
Energy Recovery, Inc.*	575	3,956
Tecumseh Products Co. — Class A*	320	3,741
Advanced Battery Technologies, Inc.*	930	3,720

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Houston Wire & Cable Co.	312	$3,713
Graham Corp.	178	3,685
PMFG, Inc.*	220	3,566
American Woodmark Corp.	180	3,542
Schawk, Inc.	259	3,522
Satcon Technology Corp.*	1,230	3,469
3D Systems Corp.*	302	3,413
Ducommun, Inc.	180	3,368
Saia, Inc.*	227	3,364
Kadant, Inc.*	210	3,352
China Fire & Security Group, Inc.*	242	3,274
Herley Industries, Inc.*	235	3,264
TAL International Group, Inc.	245	3,241
Vicor Corp.*	340	3,162
Diamond Management & Technology Consultants, Inc.	420	3,095
Dynamex, Inc.*	168	3,041
GT Solar International, Inc.*	545	3,030
American Commercial Lines, Inc.*	162	2,969
Greenbrier Companies, Inc.	285	2,958
Horizon Lines, Inc. — Class A	530	2,952
Metalico, Inc.*	584	2,873
Fushi Copperweld, Inc.*	281	2,844
Waste Services, Inc.*	310	2,824
Builders FirstSource, Inc.*	730	2,810
International Shipholding Corp.	90	2,796
CDI Corp.	210	2,720
VSE Corp.	60	2,705
Textainer Group Holdings Ltd.	160	2,704
Pike Electric Corp.*	290	2,691
Titan Machinery, Inc.*	230	2,654
Hill International, Inc.*	425	2,652
APAC Teleservices, Inc.*	440	2,622
Courier Corp.	180	2,565
LSI Industries, Inc.	325	2,561
Air Transport Services Group, Inc.*	970	2,561
LaBarge, Inc.*	212	2,555
ICT Group, Inc.*	156	2,547
Innerworkings, Inc.*	430	2,537
Met-Pro Corp.	238	2,528
NCI Building Systems, Inc.*	1,385	2,507
Furmanite Corp.*	641	2,442
Fuel Tech, Inc.*	298	2,435
Flow International Corp.*	790	2,433
COMSYS IT Partners, Inc.*	263	2,338

		Market
	Shares	Value

SmartHeat, Inc.*	160	$2,323
Sauer, Inc.*	190	2,282
Mistras Group, Inc.*	150	2,259
Aceto Corp.	430	2,215
PowerSecure International, Inc.*	301	2,170
Multi-Color Corp.	176	2,149
Perma-Fix Environmental Services*	940	2,134
GP Strategies Corp.*	280	2,108
Volt Information Sciences, Inc.*	210	2,100
Alamo Group, Inc.	120	2,058
Standard Parking Corp.*	128	2,033
China BAK Battery, Inc.*	695	1,932
Miller Industries, Inc. — Class A*	170	1,930
Pacer International, Inc.*	610	1,928
Patriot Transportation Holding, Inc.*	20	1,889
LMI Aerospace, Inc.*	140	1,862
Argan, Inc.*	128	1,842
Trimas Corp.*	270	1,828
Universal Truckload Services, Inc.	100	1,810
Ultrapetrol Bahamas Ltd.*	380	1,809
American Railcar Industries, Inc.	160	1,763
USA Truck, Inc.*	140	1,753
DXP Enterprises, Inc.*	130	1,699
Todd Shipyards Corp.	100	1,676
TBS International Ltd. — Class A*	225	1,654
Hurco Companies, Inc.*	110	1,628
Barrett Business Services, Inc.	130	1,598
Standard Register Co.	310	1,581
Preformed Line Products Co.	35	1,533
Ascent Solar Technologies, Inc.*	285	1,511
CAI International, Inc.*	167	1,508
Twin Disc, Inc.	138	1,441
Odyssey Marine Exploration, Inc.*	1,016	1,433
Franklin Covey Co.*	220	1,386
Astronics Corp.*	160	1,368
Eastern Co.	100	1,343
Orion Energy Systems, Inc.*	295	1,295
Portec Rail Products, Inc.	120	1,285
Flanders Corp.*	283	1,262
Willis Lease Finance Corp.*	77	1,155
Global Defense Technology & Systems, Inc.*	70	1,152

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Chase Corp.	96	$1,134
Primoris Services Corp.	140	1,116
North American Galvanizing & Coating, Inc.*	218	1,057
Duoyuan Printing, Inc.*	130	1,047
Lawson Products, Inc.	57	1,006
Ultralife Batteries, Inc.*	210	907
YRC Worldwide, Inc.*	1,040	873
Valence Technology, Inc.*	880	801
United Capital Corp.*	30	715
Omega Flex, Inc.	50	700
Integrated Electrical Services, Inc.*	100	585
BlueLinx Holdings, Inc.*	200	554
Lihua International, Inc.*	50	523
Heritage-Crystal Clean, Inc.*	40	418
AMREP Corp.*	20	274

Total Industrials		2,564,485

HEALTH CARE 10.9%
Human Genome Sciences, Inc.*	3,120	95,472
Onyx Pharmaceuticals, Inc.*	1,082	31,746
Owens & Minor, Inc.	726	31,167
Healthsouth Corp.*	1,555	29,187
Steris Corp.	1,020	28,529
Medicis Pharmaceutical Corp. — Class A	1,025	27,726
WellCare Health Plans, Inc.*	740	27,202
Emergency Medical Services Corp.*	500	27,075
Masimo Corp.*	885	26,922
athenahealth, Inc.*	590	26,692
Thoratec Corp.*	986	26,543
Regeneron Pharmaceuticals, Inc.*	1,096	26,501
Varian, Inc.*	504	25,976
Quality Systems, Inc.	405	25,430
Magellan Health Services, Inc.*	620	25,253
American Medical Systems Holdings, Inc.*	1,290	24,884
AMERIGROUP Corp.*	921	24,830
Immucor, Inc.*	1,225	24,794
Haemonetics Corp.*	446	24,597
Auxilium Pharmaceuticals, Inc.*	796	23,864
PSS World Medical, Inc.*	1,040	23,473
Catalyst Health Solutions, Inc.*	639	23,304
Amedisys, Inc.*	475	23,066

		Market
	Shares	Value

West Pharmaceutical Services, Inc.	565	$22,148
HMS Holdings Corp.*	453	22,057
Dionex Corp.*	298	22,013
Salix Pharmaceuticals Ltd.*	846	21,488
Psychiatric Solutions, Inc.*	980	20,717
NuVasive, Inc.*	635	20,307
Cubist Pharmaceuticals, Inc.*	1,010	19,160
Chemed Corp.	389	18,660
Medivation, Inc.*	495	18,637
Eclipsys Corp.*	982	18,187
Align Technology, Inc.*	1,020	18,176
Isis Pharmaceuticals, Inc.*	1,633	18,126
ev3, Inc.*	1,295	17,275
Acorda Therapeutics, Inc.*	655	16,519
Par Pharmaceutical Companies, Inc.*	605	16,371
Centene Corp.*	750	15,877
Savient Pharmaceuticals, Inc.*	1,153	15,692
Alkermes, Inc.*	1,650	15,526
Meridian Bioscience, Inc.	705	15,193
Healthspring, Inc.*	855	15,057
Nektar Therapeutics*	1,615	15,052
Seattle Genetics, Inc.*	1,450	14,732
MedAssets, Inc.*	685	14,529
Volcano Corp.*	835	14,512
Impax Laboratories, Inc.*	1,060	14,416
PDL BioPharma, Inc.	2,089	14,331
Parexel International Corp.*	1,010	14,241
Exelixis, Inc.*	1,860	13,708
Gentiva Health Services, Inc.*	505	13,640
Vivus, Inc.*	1,400	12,866
Wright Medical Group, Inc.*	663	12,564
Cepheid, Inc.*	1,006	12,555
Kindred Healthcare, Inc.*	680	12,553
Invacare Corp.	500	12,470
Incyte Corp.*	1,360	12,390
Theravance, Inc.*	926	12,103
Integra LifeSciences Holdings Corp.*	329	12,101
AmSurg Corp.*	540	11,891
Conmed Corp.*	510	11,628
RehabCare Group, Inc.*	379	11,533
Phase Forward, Inc.*	745	11,436
Viropharma, Inc.*	1,349	11,318
AMAG Pharmaceuticals, Inc.*	296	11,257
Alnylam Pharmaceuticals, Inc.*	625	11,012
Martek Biosciences Corp.*	576	10,909
Healthways, Inc.*	590	10,821

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Luminex Corp.*	720	$10,750
Cell Therapeutics, Inc.*	9,338	10,645
Bruker Corp.*	850	10,251
Genoptix, Inc.*	285	10,126
Celera Corp.*	1,430	9,881
Conceptus, Inc.*	526	9,868
Zoll Medical Corp.*	368	9,833
Cyberonics, Inc.*	480	9,811
Abaxis, Inc.*	380	9,709
XenoPort, Inc.*	517	9,596
Landauer, Inc.	156	9,578
Sirona Dental Systems, Inc.*	300	9,522
Merit Medical Systems, Inc.*	490	9,452
IPC The Hospitalist Co.*	283	9,410
inVentiv Health, Inc.*	579	9,362
Orthofix International NV*	300	9,291
Odyssey HealthCare, Inc.*	575	8,958
MannKind Corp.*	1,005	8,804
LHC Group, Inc.*	260	8,739
InterMune, Inc.*	670	8,737
Geron Corp.*	1,560	8,658
Analogic Corp.	218	8,395
Bio-Reference Labs, Inc.*	214	8,387
PharMerica Corp.*	525	8,337
Enzon Pharmaceuticals, Inc.*	790	8,319
Rigel Pharmaceuticals, Inc.*	870	8,274
Neogen Corp.*	350	8,263
Momenta Pharmaceuticals, Inc.*	650	8,196
Greatbatch, Inc.*	410	7,884
ICU Medical, Inc.*	216	7,871
ImmunoGen, Inc.*	995	7,821
Insulet Corp.*	541	7,725
Allos Therapeutics, Inc.*	1,166	7,661
Medicines Co.*	915	7,631
Pharmasset, Inc.*	368	7,618
Facet Biotech Corp.*	430	7,559
Computer Programs & Systems, Inc.	158	7,276
Affymetrix, Inc.*	1,240	7,242
Natus Medical, Inc.*	485	7,173
MWI Veterinary Supply, Inc.*	188	7,088
SonoSite, Inc.*	298	7,042
Sun Healthcare Group, Inc.*	756	6,933
Angiodynamics, Inc.*	429	6,898
Halozyme Therapeutics, Inc.*	1,175	6,897
Micromet, Inc.*	998	6,647
Affymax, Inc.*	266	6,581
Emeritus Corp.*	350	6,562
DexCom, Inc.*	795	6,424
Air Methods Corp.*	190	6,388

		Market
	Shares	Value

Omnicell, Inc.*	546	$6,383
Triple-S Management Corp. - Class B*	356	6,266
Quidel Corp.*	450	6,201
Hanger Orthopedic Group, Inc.*	440	6,085
SurModics, Inc.*	266	6,028
Inspire Pharmaceuticals, Inc.*	1,065	5,879
Arena Pharmaceuticals, Inc.*	1,616	5,737
BioScrip, Inc.*	680	5,685
Optimer Pharmaceuticals, Inc.*	502	5,663
Select Medical Holdings Corp.*	520	5,522
Universal American Financial Corp.*	470	5,499
Cross Country Healthcare, Inc.*	540	5,351
Vanda Pharmaceuticals, Inc.*	470	5,283
Molina Healthcare, Inc.*	230	5,260
AMN Healthcare Services, Inc.*	570	5,164
National Healthcare Corp.	140	5,055
Symmetry Medical, Inc.*	625	5,037
Res-Care, Inc.*	440	4,928
Genomic Health, Inc.*	247	4,831
Questcor Pharmaceuticals, Inc.*	995	4,726
ABIOMED, Inc.*	540	4,720
Kendle International, Inc.*	256	4,687
Almost Family, Inc.*	118	4,665
Sequenom, Inc.*	1,073	4,442
Cantel Medical Corp.*	220	4,440
Endologix, Inc.*	840	4,435
eResearch Technology, Inc.*	736	4,423
Sangamo Biosciences, Inc.*	745	4,410
Nabi Biopharmaceuticals*	896	4,390
Ariad Pharmaceuticals, Inc.*	1,902	4,337
Ligand Pharmaceuticals, Inc. — Class B*	1,980	4,297
Assisted Living Concepts, Inc. — Class A*	160	4,219
Zymogenetics, Inc.*	660	4,217
Santarus, Inc.*	910	4,204
Micrus Endovascular Corp.*	280	4,203
Corvel Corp.*	124	4,159
Cadence Pharmaceuticals, Inc.*	430	4,158
Orthovita, Inc.*	1,160	4,072
OraSure Technologies, Inc.*	800	4,064
Dyax Corp.*	1,191	4,037

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Protalix BioTherapeutics, Inc.*	602	$3,985
Medical Action Industries, Inc.*	247	3,967
Emergent Biosolutions, Inc.*	290	3,941
Hi-Tech Pharmacal Company, Inc.*	140	3,927
Spectranetics Corp.*	560	3,898
Cypress Bioscience, Inc.*	670	3,859
Accuray, Inc.*	685	3,843
Clinical Data, Inc.*	210	3,835
IRIS International, Inc.*	310	3,832
Albany Molecular Research, Inc.*	410	3,723
Metabolix, Inc.*	336	3,720
Somanetics Corp.*	210	3,685
Immunomedics, Inc.*	1,140	3,659
RTI Biologics, Inc.*	948	3,640
Curis, Inc.*	1,110	3,607
Obagi Medical Products, Inc.*	300	3,600
Durect Corp.*	1,455	3,594
Electro-Optical Sciences, Inc.*	345	3,574
Kensey Nash Corp.*	140	3,570
Orexigen Therapeutics, Inc.*	460	3,422
AMICAS, Inc.*	620	3,373
American Dental Partners, Inc.*	260	3,354
Spectrum Pharmaceuticals, Inc.*	755	3,352
NxStage Medical, Inc.*	400	3,340
MAKO Surgical Corp.*	300	3,330
Ardea Biosciences, Inc.*	237	3,318
US Physical Therapy, Inc.*	195	3,301
Pain Therapeutics, Inc.*	613	3,286
Chindex International, Inc.*	230	3,250
Palomar Medical Technologies, Inc.*	320	3,226
BMP Sunstone Corp.*	565	3,215
Vital Images, Inc.*	250	3,172
TomoTherapy, Inc.*	810	3,159
Atrion Corp.	20	3,114
CryoLife, Inc.*	485	3,114
AGA Medical Holdings, Inc.*	210	3,102
Enzo Biochem, Inc.*	575	3,093
Novavax, Inc.*	1,160	3,086
Cytori Therapeutics, Inc.*	505	3,081
Alphatec Holdings, Inc.*	575	3,071
HeartWare International, Inc.*	86	3,050
Depomed, Inc.*	895	2,998
Cambrex Corp.*	514	2,868

		Market
	Shares	Value

BioMimetic Therapeutics, Inc.*	240	$2,863
Providence Service Corp.*	180	2,844
Ensign Group, Inc.	185	2,843
NPS Pharmaceuticals, Inc.*	830	2,822
Pozen, Inc.*	460	2,755
Accelrys, Inc.*	480	2,750
SIGA Technologies, Inc.*	470	2,726
Lexicon Genetics, Inc.*	1,595	2,712
SuperGen, Inc.*	1,030	2,699
ATS Medical, Inc.*	830	2,681
Maxygen, Inc.*	440	2,680
Arqule, Inc.*	720	2,657
Ista Pharmaceuticals, Inc.*	580	2,645
Alliance Imaging, Inc.*	455	2,598
Delcath Systems, Inc.*	498	2,560
Sunrise Senior Living, Inc.*	788	2,537
Skilled Healthcare Group, Inc. - Class A*	335	2,496
CardioNet, Inc.*	420	2,495
Allion Healthcare, Inc.*	380	2,493
Vical, Inc.*	750	2,468
BioCryst Pharmaceuticals, Inc.*	380	2,455
Synovis Life Technologies, Inc.*	190	2,453
AVI BioPharma, Inc.*	1,680	2,453
Exactech, Inc.*	140	2,423
KV Pharmaceutical Co.*	654	2,400
Transcend Services, Inc.*	110	2,350
Vascular Solutions, Inc.*	280	2,349
Array Biopharma, Inc.*	835	2,346
Bovie Medical Corp.*	300	2,343
Allied Healthcare International, Inc.*	790	2,299
StemCells, Inc.*	1,820	2,293
Continucare Corp.*	510	2,229
America Service Group, Inc.	140	2,222
Repligen Corp.*	536	2,203
Cytokinetics, Inc.*	756	2,200
Young Innovations, Inc.	88	2,181
Osiris Therapeutics, Inc.*	294	2,099
Myriad Pharmaceuticals, Inc.*	415	2,087
Rockwell Medical Technologies, Inc.*	270	2,076
Progenics Pharmaceuticals, Inc.*	466	2,069
Celldex Therapeutics, Inc.*	440	2,059
Medcath Corp.*	260	2,057
AVANIR Pharmaceuticals, Inc. — Class A*	1,060	2,014

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Stereotaxis, Inc.*	510	$2,004
Cutera, Inc.*	230	1,957
Idera Pharmaceuticals, Inc.*	378	1,954
Cynosure, Inc.*	170	1,953
Capital Senior Living Corp.*	386	1,938
Infinity Pharmaceuticals, Inc.*	310	1,916
Rochester Medical Corp.*	170	1,892
Neurocrine Biosciences, Inc.*	680	1,850
OncoGenex Pharmaceutical, Inc.*	82	1,827
Health Grades, Inc.*	420	1,802
Merge Healthcare, Inc.*	530	1,781
Akorn, Inc.*	986	1,765
Biospecifics Technologies Corp.*	60	1,761
Medidata Solutions, Inc.*	110	1,716
Insmed, Inc.*	2,180	1,679
Cumberland Pharmaceuticals, Inc.*	120	1,631
Harvard Bioscience, Inc.*	430	1,535
Nighthawk Radiology Holdings, Inc.*	328	1,486
LCA-Vision, Inc.*	290	1,485
Utah Medical Products, Inc.	50	1,466
SciClone Pharmaceuticals, Inc.*	620	1,445
MAP Pharmaceuticals, Inc.*	150	1,430
Synta Pharmaceuticals Corp.*	280	1,417
Virtual Radiologic Corp.*	110	1,404
Opko Health, Inc.*	760	1,391
NeurogesX, Inc.*	179	1,380
Clarient, Inc.*	520	1,378
GTx, Inc.*	325	1,365
NovaMed, Inc.*	350	1,358
Nanosphere, Inc.*	209	1,346
Discovery Laboratories, Inc.*	2,111	1,327
Hansen Medical, Inc.*	436	1,321
Metropolitan Health Networks, Inc.*	640	1,274
Chelsea Therapeutics International, Inc.*	464	1,253
Home Diagnostics, Inc.*	200	1,220
Adolor Corp.*	813	1,187
ARYx Therapeutics, Inc.*	360	1,156
Idenix Pharmaceuticals, Inc.*	535	1,150
Hemispherx Biopharma, Inc.*	2,050	1,148
Javelin Pharmaceuticals, Inc.*	880	1,144
Biodel, Inc.*	260	1,128
Caraco Pharmaceutical Laboratories Ltd.*	179	1,081
MedQuist, Inc.	160	1,070

		Market
	Shares	Value

Lannet Company, Inc.*	180	$1,064
RadNet, Inc.*	510	1,040
Amicus Therapeutics, Inc.*	258	1,024
TranS1, Inc.*	232	916
Cardiovascular Systems, Inc.*	170	780
Omeros Corp.*	110	772
Cardiac Science Corp.*	346	772
Sucampo Pharmaceuticals, Inc. — Class A*	186	751
Acura Pharmaceuticals, Inc.*	140	746
Poniard Pharmaceuticals, Inc.*	400	732
OXiGENE, Inc.*	635	724
Matrixx Initiatives, Inc.*	170	717
BioDelivery Sciences International, Inc.*	182	715
Molecular Insight Pharmaceuticals, Inc.*	300	675
Cornerstone Therapeutics, Inc.*	108	659
National Research Corp.	25	518
Cardium Therapeutics, Inc.*	740	503
American Caresource Holdings, Inc.*	180	432
MiddleBrook Pharmaceuticals, Inc.*	635	324
Repros Therapeutics, Inc.*	240	191
EnteroMedics, Inc.*	290	162

Total Health Care		2,311,328

CONSUMER DISCRETIONARY 10.5%
Tupperware Brands Corp.	1,090	50,761
Bally Technologies, Inc.*	950	39,225
J. Crew Group, Inc.*	875	39,147
The Warnaco Group, Inc.*	800	33,752
Tractor Supply Co.*	625	33,100
Tempur-Pedic International, Inc.*	1,310	30,955
Fossil, Inc.*	820	27,519
Sotheby’s	1,170	26,302
Carter’s, Inc.*	990	25,987
Collective Brands, Inc.*	1,115	25,389
Jones Apparel Group, Inc.	1,490	23,929
Polaris Industries, Inc.	540	23,560
Deckers Outdoor Corp.*	231	23,497
Wolverine World Wide, Inc.	855	23,273
Dana Holding Corp.*	2,135	23,143
Dress Barn, Inc.*	989	22,846
Cheesecake Factory, Inc.*	1,053	22,734
Gymboree Corp.*	508	22,093
Lululemon Athletica, Inc.*	706	21,251

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Cooper Tire & Rubber Co.	1,025	$20,551
Rent-A-Center, Inc.*	1,145	20,289
Eastman Kodak Co.*	4,690	19,792
Jack in the Box, Inc.*	996	19,591
Corinthian Colleges, Inc.*	1,400	19,278
Brunswick Corp.	1,510	19,192
Vail Resorts, Inc.*	506	19,127
Capella Education Co.*	254	19,126
Men’s Wearhouse, Inc.	908	19,122
Matthews International Corp. — Class A	530	18,778
Life Time Fitness, Inc.*	698	17,401
Skechers U.S.A., Inc. — Class A*	575	16,911
NutriSystem, Inc.	540	16,832
Jo-Ann Stores, Inc.*	463	16,779
OfficeMax, Inc.*	1,300	16,497
Dillard’s, Inc. — Class A	890	16,420
Pool Corp.	851	16,237
Tenneco, Inc.*	908	16,099
Iconix Brand Group, Inc.*	1,251	15,825
Under Armour, Inc.*	579	15,789
Regis Corp.	1,000	15,570
Bob Evans Farms, Inc.	536	15,517
P.F. Chang’s China Bistro, Inc.*	409	15,505
Valassis Communications, Inc.*	835	15,247
Cracker Barrel Old Country Store, Inc.	400	15,196
American Greetings Corp. — Class A	690	15,035
Ryland Group, Inc.	748	14,736
Coinstar, Inc.*	527	14,640
Saks, Inc.*	2,200	14,432
ArvinMeritor, Inc.*	1,290	14,422
HSN, Inc.*	690	13,931
AnnTaylor Stores Corp.*	1,020	13,913
Timberland Co. — Class A*	760	13,627
Orient-Express Hotels Ltd. — Class A*	1,340	13,588
Blue Nile, Inc.*	208	13,173
Charming Shoppes, Inc.*	2,015	13,037
Jos. A. Bank Clothiers, Inc.*	309	13,037
CEC Entertainment, Inc.*	400	12,768
Buckle, Inc.	435	12,737
Children’s Place Retail Stores, Inc.*	385	12,709
Buffalo Wild Wings, Inc.*	314	12,645
Helen of Troy Ltd.*	516	12,621
Sally Beauty Holdings, Inc.*	1,635	12,508
Gaylord Entertainment Co.*	630	12,442

		Market
	Shares	Value

Live Nation, Inc.*	1,460	$12,425
National CineMedia, Inc.	735	12,179
Scholastic Corp.	390	11,634
Group 1 Automotive, Inc.*	410	11,623
Unifirst Corp.	240	11,546
Steven Madden Ltd.*	270	11,135
American Public Education, Inc.*	323	11,098
Genesco, Inc.*	400	10,984
Hibbett Sports, Inc.*	498	10,951
Arbitron, Inc.	460	10,773
99 Cents Only Stores*	820	10,717
Sonic Corp.*	1,056	10,634
Meritage Homes Corp.*	550	10,631
Cabela’s, Inc. — Class A*	700	9,982
Steiner Leisure Ltd.*	247	9,821
Texas Roadhouse, Inc.*	867	9,736
Cato Corp. — Class A	476	9,549
Monro Muffler Brake, Inc.	285	9,530
Pinnacle Entertainment, Inc.*	1,050	9,429
Fuel Systems Solutions, Inc.*	228	9,403
Liz Claiborne, Inc.*	1,660	9,346
Finish Line, Inc. — Class A	740	9,287
Pier 1 Imports, Inc.*	1,770	9,009
Papa John’s International, Inc.*	375	8,760
National Presto Industries, Inc.	80	8,738
Ulta Salon Cosmetics & Fragrance, Inc.*	475	8,626
Interval Leisure Group, Inc.*	690	8,604
La-Z-Boy, Inc.*	900	8,577
Callaway Golf Co.	1,130	8,520
Modine Manufacturing Co.*	715	8,466
Belo Corp. — Class A	1,555	8,459
CROCS, Inc.*	1,455	8,366
K12, Inc.*	410	8,311
Stage Stores, Inc.	663	8,195
Ticketmaster Entertainment, Inc.*	660	8,065
True Religion Apparel, Inc.*	436	8,062
Cinemark Holdings, Inc.	560	8,047
Ruby Tuesday, Inc.*	1,110	7,992
Columbia Sportswear Co.	200	7,808
Shuffle Master, Inc.*	935	7,704
DineEquity, Inc.*	304	7,384
Stewart Enterprises, Inc. — Class A	1,400	7,210
CKE Restaurants, Inc.	850	7,191
Fred’s, Inc.	703	7,171
Brown Shoe Company, Inc.	725	7,156

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

PEP Boys-Manny Moe & Jack	845	$7,149
Citi Trends, Inc.*	258	7,126
Harte-Hanks, Inc.	655	7,061
PetMed Express, Inc.	400	7,052
RCN Corp.*	640	6,944
Universal Technical Institute, Inc.*	340	6,868
Ameristar Casinos, Inc.	445	6,777
Peet’s Coffee & Tea, Inc.*	200	6,666
Drew Industries, Inc.*	320	6,608
Lumber Liquidators, Inc.*	246	6,593
Standard-Pacific Corp.*	1,760	6,582
BJ’s Restaurants, Inc.*	344	6,474
Asbury Automotive Group, Inc.*	558	6,434
Ascent Media Corp. — Class A*	250	6,383
Shutterfly, Inc.*	358	6,376
Big 5 Sporting Goods Corp.	370	6,357
Churchill Downs, Inc.	168	6,275
Winnebago Industries, Inc.*	513	6,259
Exide Technologies*	880	6,257
Superior Industries International, Inc.	402	6,151
iRobot Corp.*	344	6,054
American Axle & Manufacturing Holdings, Inc.*	750	6,015
Jakks Pacific, Inc.*	489	5,927
The Wet Seal, Inc. — Class A*	1,693	5,841
World Wrestling Entertainment, Inc.	380	5,825
Ethan Allen Interiors, Inc.	430	5,771
Knology, Inc.*	515	5,639
Volcom, Inc.*	330	5,524
Maidenform Brands, Inc.*	330	5,508
Sonic Automotive, Inc.*	530	5,507
Universal Electronics, Inc.*	236	5,480
DSW, Inc.*	210	5,435
Core-Mark Holding Company, Inc.*	164	5,405
RC2 Corp.*	366	5,399
Domino’s Pizza, Inc.*	640	5,363
CKX, Inc.*	1,015	5,349
Grand Canyon Education, Inc.*	281	5,342
Dolan Media Co.*	520	5,309
Pre-Paid Legal Services, Inc.*	128	5,258
G-III Apparel Group Ltd.*	230	4,984

		Market
	Shares	Value

FGX International Holdings Ltd.*	251	$4,917
Hot Topic, Inc.*	768	4,884
hhgregg, Inc.*	221	4,869
Steak N Shake Co.*	15	4,862
Red Robin Gourmet Burgers, Inc.*	271	4,851
Christopher & Banks Corp.	625	4,763
Stein Mart, Inc.*	440	4,690
drugstore.com, Inc.*	1,515	4,681
Orbitz Worldwide, Inc.*	635	4,661
Pacific Sunwear of California, Inc.*	1,150	4,577
K-Swiss, Inc. — Class A*	460	4,572
Marcus Corp.	354	4,538
Quiksilver, Inc.*	2,240	4,525
America’s Car Mart, Inc.*	170	4,476
Zumiez, Inc.*	350	4,452
Coldwater Creek, Inc.*	996	4,442
California Pizza Kitchen, Inc.*	330	4,439
Oxford Industries, Inc.	210	4,343
Ambassadors Group, Inc.	326	4,333
Haverty Furniture Companies, Inc.	311	4,270
Smith & Wesson Holding Corp.*	1,040	4,254
Speedway Motorsports, Inc.	230	4,053
Furniture Brands International, Inc.*	725	3,959
ChinaCast Education Corp.*	520	3,931
Retail Ventures, Inc.*	440	3,912
Cavco Industries, Inc.*	108	3,879
Kirkland’s, Inc.*	220	3,821
Talbots, Inc.*	420	3,742
Fuqi International, Inc.*	208	3,734
Denny’s Corp.*	1,680	3,679
Overstock.com, Inc.*	266	3,607
Bridgepoint Education, Inc.*	240	3,605
AFC Enterprises, Inc.*	435	3,550
Hovnanian Enterprises, Inc. — Class A*	911	3,498
EW Scripps Co. — Class A*	490	3,410
Blyth, Inc.	100	3,372
Lincoln Educational Services Corp.*	155	3,359
Wonder Auto Technology, Inc.*	283	3,328
Beazer Homes USA, Inc.*	685	3,315
Shoe Carnival, Inc.*	161	3,296
M/I Homes, Inc.*	315	3,273
Spartan Motors, Inc.	570	3,209

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Sturm Ruger & Company, Inc.	330	$3,201
Vitamin Shoppe, Inc.*	140	3,114
Mediacom Communications Corp.*	685	3,062
Sinclair Broadcast Group, Inc. — Class A*	750	3,023
Unifi, Inc.*	776	3,011
Rentrak Corp.*	170	3,004
Krispy Kreme Doughnuts, Inc.*	1,018	3,003
Dorman Products, Inc.*	190	2,975
Lithia Motors, Inc. — Class A*	360	2,959
Amerigon, Inc.*	370	2,938
Weyco Group, Inc.	120	2,837
Multimedia Games, Inc.*	468	2,813
Rue21, Inc.*	100	2,809
Journal Communications, Inc. — Class A	720	2,801
Systemax, Inc.	178	2,796
Movado Group, Inc.	280	2,722
Standard Motor Products, Inc.*	310	2,641
Bebe Stores, Inc.	418	2,621
CSS Industries, Inc.	128	2,488
Sealy Corp.*	785	2,481
Landry’s Restaurants, Inc.*	116	2,470
Perry Ellis International, Inc.*	160	2,410
Stoneridge, Inc.*	260	2,343
Leapfrog Enterprises, Inc.*	594	2,323
Hooker Furniture Corp.	186	2,301
Skyline Corp.	124	2,282
Martha Stewart Omnimedia, Inc.*	460	2,272
Cherokee, Inc.	125	2,228
Jackson Hewitt Tax Service, Inc.*	498	2,191
Gaiam, Inc.*	280	2,153
Audiovox Corp. — Class A*	296	2,099
Midas, Inc.*	246	2,079
Mac-Gray Corp.*	200	2,060
LIN TV Corp. — Class A*	460	2,052
West Marine, Inc.*	250	2,015
Sport Supply Group, Inc.	160	2,014
Isle of Capri Casinos, Inc.*	266	1,990
O’Charleys, Inc.*	300	1,965
LodgeNet Interactive Corp.*	350	1,936
Steinway Musical Instruments, Inc.*	120	1,909
New York & Company, Inc.*	435	1,866
Stanley Furniture Co.*	179	1,817

		Market
	Shares	Value

McCormick & Schmick’s Seafood Restaurants, Inc.*	260	$1,810
Vitacost.com, Inc.*	170	1,771
American Apparel, Inc.*	570	1,767
Global Sources Ltd.*	280	1,750
Universal Travel Group*	170	1,724
Morgans Hotel Group Co.*	380	1,721
Stamps.com, Inc.*	190	1,710
Rex Stores Corp.*	118	1,659
Fisher Communications, Inc.*	100	1,625
Hawk Corp.*	90	1,585
Learning Tree International, Inc.*	130	1,552
China Automotive Systems, Inc.*	80	1,497
Youbet.com, Inc.*	520	1,492
Destination Maternity Corp.*	78	1,482
Outdoor Channel Holdings, Inc.*	248	1,438
Build-A-Bear Workshop, Inc.*	294	1,438
Carmike Cinemas, Inc.*	190	1,436
Brookfield Homes Corp.*	169	1,352
Tuesday Morning Corp.*	523	1,349
Carrols Restaurant Group, Inc.*	190	1,343
Raser Technologies, Inc.*	1,075	1,333
Monarch Casino & Resort, Inc.*	160	1,296
Luby’s, Inc.*	350	1,288
Kenneth Cole Productions, Inc. — Class A*	130	1,255
Reading International, Inc. — Class A*	300	1,215
1-800-FLOWERS.com, Inc.*	458	1,214
Playboy Enterprises, Inc. — Class B*	370	1,184
Great Wolf Resorts, Inc.*	486	1,152
Zale Corp.*	420	1,142
Red Lion Hotels Corp.*	230	1,136
CPI Corp.	90	1,105
Primedia, Inc.	290	1,047
Princeton Review, Inc.*	250	1,015
Borders Group, Inc.*	850	1,003
Conn’s, Inc.*	170	993
Caribou Coffee Company, Inc.*	118	911
Dover Downs Gaming & Entertainment, Inc.	235	888
US Auto Parts Network, Inc.*	170	884
Frisch’s Restaurants, Inc.	35	835
Benihana, Inc.*	220	834

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Lakes Entertainment, Inc.*	330	$828
Marine Products Corp.	168	828
Books-A-Million, Inc.	120	806
Syms Corp.*	110	795
Town Sports International Holdings, Inc.*	340	792
Einstein Noah Restaurant Group, Inc.*	75	737
Ruth’s Hospitality Group, Inc.*	350	732
Bluegreen Corp.*	252	610
Value Line, Inc.	20	502
Gander Mountain Co.*	90	459
Nobel Learning Communities, Inc.*	57	433
NIVS IntelliMedia Technology Group, Inc.*	140	361
Crown Media Holdings, Inc. — Class A*	185	268

Total Consumer Discretionary		2,230,683

ENERGY 3.9%
Atlas Energy, Inc.	1,150	34,695
Dril-Quip, Inc.*	510	28,805
Arena Resources, Inc.*	665	28,681
World Fuel Services Corp.	1,026	27,487
CARBO Ceramics, Inc.	340	23,178
Nordic American Tanker Shipping Ltd.	738	22,140
Berry Petroleum Co. — Class A	745	21,717
Bristow Group, Inc.*	546	20,994
Bill Barrett Corp.*	665	20,688
Brigham Exploration Co.*	1,520	20,596
Gran Tierra Energy, Inc.*	3,560	20,399
Patriot Coal Corp.*	1,290	19,943
Key Energy Services, Inc.*	2,160	18,986
Lufkin Industries, Inc.	255	18,666
Rosetta Resources, Inc.*	905	18,037
Penn Virginia Corp.	785	16,713
Swift Energy Co.*	645	15,454
BPZ Resources, Inc.*	1,616	15,352
Tetra Technologies, Inc.*	1,320	14,626
Complete Production Services, Inc.*	1,020	13,260
Stone Energy Corp.*	730	13,176
Carrizo Oil & Gas, Inc.*	486	12,874
Global Industries Ltd.*	1,740	12,406
ATP Oil & Gas Corp.*	640	11,699
Willbros Group, Inc.*	693	11,691
GulfMark Offshore, Inc.*	395	11,182

		Market
	Shares	Value

ION Geophysical Corp.*	1,860	$11,011
McMoRan Exploration Co.*	1,331	10,675
Ship Finance International Ltd.	765	10,427
Goodrich Petroleum Corp.*	425	10,349
Parker Drilling Co.*	2,030	10,049
Contango Oil & Gas Co.*	210	9,872
Clean Energy Fuels Corp.*	623	9,600
Hornbeck Offshore Services, Inc.*	395	9,196
James River Coal Co.*	476	8,820
Hercules Offshore, Inc.*	1,770	8,461
Cloud Peak Energy, Inc.*	520	7,571
USEC, Inc.*	1,955	7,527
Golar LNG Ltd.*	570	7,307
W&T Offshore, Inc.	590	6,903
GMX Resources, Inc.*	478	6,568
Newpark Resources, Inc.*	1,550	6,557
Northern Oil And Gas, Inc.*	550	6,512
International Coal Group, Inc.*	1,590	6,137
General Maritime Corp.	851	5,948
Pioneer Drilling Co.*	750	5,925
Cal Dive International, Inc.*	781	5,904
Petroleum Development Corp.*	316	5,754
Petroquest Energy, Inc.*	888	5,443
T-3 Energy Services, Inc. — Class A*	210	5,355
Gulfport Energy Corp.*	464	5,313
Rex Energy Corp.*	438	5,256
RPC, Inc.	490	5,096
Matrix Service Co.*	463	4,931
PHI, Inc.*	230	4,761
Vaalco Energy, Inc.*	1,022	4,650
Oilsands Quest, Inc.*	3,876	4,457
Gulf Island Fabrication, Inc.	211	4,437
Crosstex Energy, Inc.	705	4,265
Venoco, Inc.*	320	4,173
Superior Well Services, Inc.*	280	3,993
Knightsbridge Tankers Ltd.	300	3,978
Natural Gas Services Group, Inc.*	210	3,959
Allis-Chalmers Energy, Inc.*	1,025	3,864
Uranium Energy Corp.*	980	3,704
Toreador Resources Corp.*	365	3,614
Basic Energy Services, Inc.*	400	3,560
Clayton Williams Energy, Inc.*	100	3,504
Apco Oil and Gas International, Inc.	153	3,381
Western Refining, Inc.*	710	3,344

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Delta Petroleum Corp.*	3,110	$3,234
DHT Maritime, Inc.	865	3,183
Panhandle Oil and Gas, Inc. — Class A	120	3,108
Harvest Natural Resources, Inc.*	576	3,047
Syntroleum Corp.*	1,100	2,926
Dawson Geophysical Co.*	126	2,912
Warren Resources, Inc.*	1,115	2,732
CVR Energy, Inc.*	395	2,710
OYO Geospace Corp.*	60	2,573
Green Plains Renewable Energy, Inc.*	160	2,379
Cheniere Energy, Inc.*	976	2,362
Boots & Coots, Inc.*	1,370	2,261
Endeavour International Corp.*	1,990	2,149
FX Energy, Inc.*	735	2,095
Bronco Drilling Company, Inc.*	410	2,079
GeoResources, Inc.*	144	1,967
Vantage Drilling Co.*	1,040	1,674
Bolt Technology Corp.*	150	1,653
Approach Resources, Inc.*	205	1,583
Zion Oil & Gas, Inc.*	220	1,573
Westmoreland Coal Co.*	175	1,559
Teekay Tankers Ltd.	180	1,535
Delek US Holdings, Inc.	218	1,485
Isramco, Inc.*	20	1,430
CREDO Petroleum Corp.*	120	1,116
Union Drilling, Inc.*	170	1,063
Uranerz Energy Corp.*	800	1,040
ENGlobal Corp.*	320	1,002
Geokinetics, Inc.*	103	991
Alon USA Energy, Inc.	140	958
TGC Industries, Inc.*	230	899
Sulphco, Inc.*	1,189	797
Evergreen Energy, Inc.*	2,280	782
Cubic Energy, Inc.*	470	700
PrimeEnergy Corp.*	10	364

Total Energy		829,477

MATERIALS 3.6%
Domtar Corp.*	730	40,449
Rock-Tenn Co. — Class A	665	33,523
W.R. Grace & Co.*	1,260	31,941
Silgan Holdings, Inc.	470	27,204
Solutia, Inc.*	2,075	26,352
Hecla Mining Co.*	4,027	24,887
Olin Corp.	1,360	23,827
Coeur d’Alene Mines Corp.*	1,315	23,749

		Market
	Shares	Value

Sensient Technologies Corp.	850	$22,355
Rockwood Holdings, Inc.*	860	20,262
NewMarket Corp.	170	19,511
H.B. Fuller Co.	845	19,224
Schweitzer-Mauduit International, Inc.	270	18,994
Minerals Technologies, Inc.	330	17,975
OM Group, Inc.*	525	16,480
Allied Nevada Gold Corp.*	956	14,416
Texas Industries, Inc.	405	14,171
Century Aluminum Co.*	870	14,085
Worthington Industries, Inc.	1,050	13,723
Louisiana-Pacific Corp.*	1,941	13,548
Arch Chemicals, Inc.	438	13,525
Calgon Carbon Corp.*	961	13,358
RTI International Metals, Inc.*	515	12,963
PolyOne Corp.*	1,605	11,989
Amcol International Corp.	410	11,652
Kaiser Aluminum Corp.	270	11,237
Clearwater Paper Corp.*	200	10,994
Ferro Corp.	1,318	10,860
Balchem Corp.	319	10,690
Koppers Holdings, Inc.	350	10,654
Horsehead Holding Corp.*	760	9,690
Glatfelter	795	9,659
Wausau Paper Corp.	755	8,758
Westlake Chemical Corp.	343	8,551
Deltic Timber Corp.	180	8,312
Stepan Co.	125	8,101
A. Schulman, Inc.	400	8,072
Haynes International, Inc.	213	7,023
Innophos Holdings, Inc.	300	6,897
Graphic Packaging Holding Co.*	1,950	6,766
Stillwater Mining Co.*	705	6,683
Buckeye Technologies, Inc.*	680	6,637
Zep, Inc.	376	6,512
Brush Engineered Materials, Inc.*	346	6,415
Headwaters, Inc.*	930	6,064
Spartech Corp.	530	5,438
KapStone Paper and Packaging Corp.*	512	5,043
Myers Industries, Inc.	550	5,005
Olympic Steel, Inc.	146	4,757
Omnova Solutions, Inc.*	770	4,720
Zoltek Companies, Inc.*	490	4,655
LSB Industries, Inc.*	300	4,230
Innospec, Inc.	405	4,086
A.M. Castle & Co.	290	3,970
Quaker Chemical Corp.	187	3,860

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

ICO, Inc.	476	$3,480
Neenah Paper, Inc.	248	3,460
US Gold Corp.*	1,390	3,447
AEP Industries, Inc.*	88	3,369
Hawkins, Inc.	150	3,275
ShengdaTech, Inc.*	490	3,004
STR Holdings, Inc.*	190	2,985
Landec Corp.*	455	2,839
American Vanguard Corp.	340	2,822
Boise, Inc.*	510	2,708
Bway Holding Co.*	128	2,460
General Moly, Inc.*	1,105	2,298
China Green Agriculture, Inc.*	156	2,293
Universal Stainless & Alloy Products, Inc.*	110	2,075
Paramount Gold and Silver Corp.*	1,200	1,740
General Steel Holdings, Inc.*	302	1,332
China Precision Steel, Inc.*	538	1,103
United States Lime & Minerals, Inc.*	30	1,036
Ampal American Israel Corp. - Class A*	370	999
NL Industries, Inc.	106	736
U.S. Concrete, Inc.*	580	528
Sutor Technology Group Ltd.*	125	333

Total Materials		762,824

CONSUMER STAPLES 2.6%
Chattem, Inc.*	343	32,002
Casey’s General Stores, Inc.	888	28,345
Nu Skin Enterprises, Inc.	855	22,974
TreeHouse Foods, Inc.*	545	21,179
United Natural Foods, Inc.*	745	19,921
Universal Corp.	425	19,384
Ruddick Corp.	745	19,169
Lancaster Colony Corp.	340	16,898
Fresh Del Monte Produce, Inc.*	720	15,912
Sanderson Farms, Inc.	351	14,798
Bare Escentuals, Inc.*	1,160	14,187
Chiquita Brands International, Inc.*	783	14,125
American Italian Pasta Co.*	370	12,872
Lance, Inc.	486	12,782
Darling International, Inc.*	1,440	12,067
Hain Celestial Group, Inc.*	705	11,992
Tootsie Roll Industries, Inc.	416	11,390

		Market
	Shares	Value

Central Garden and Pet Co. - Class A*	1,090	$10,835
Diamond Foods, Inc.	290	10,307
J&J Snack Foods Corp.	244	9,750
Winn-Dixie Stores, Inc.*	950	9,538
Vector Group Ltd.	678	9,492
WD-40 Co.	290	9,384
Andersons, Inc.	317	8,185
Cal-Maine Foods, Inc.	240	8,179
Nash Finch Co.	218	8,086
Alliance One International, Inc.*	1,555	7,588
Dole Food Co., Inc.*	610	7,570
Heckmann Corp.*	1,410	7,036
Medifast, Inc.*	230	7,033
Great Atlantic & Pacific Tea Company, Inc*	590	6,956
Boston Beer Company, Inc. — Class A*	148	6,897
Weis Markets, Inc.	183	6,654
Smart Balance, Inc.*	1,085	6,510
Elizabeth Arden, Inc.*	416	6,007
Zhongpin, Inc.*	380	5,932
Pricesmart, Inc.	283	5,785
Revlon, Inc.*	340	5,783
Spartan Stores, Inc.	385	5,502
Pantry, Inc.*	390	5,300
American Oriental Bioengineering, Inc.*	1,080	5,022
Prestige Brands Holdings, Inc. — Class A*	591	4,645
B&G Foods, Inc.	460	4,223
Synutra International, Inc.*	306	4,134
China Sky One Medical, Inc.*	179	4,072
Seneca Foods Corp. — Class A*	158	3,772
Imperial Sugar Company, Inc.	214	3,732
Coca-Cola Bottling Company Consolidated	67	3,619
American Dairy, Inc.*	166	3,599
USANA Health Sciences, Inc.*	110	3,509
Ingles Markets, Inc. — Class A	218	3,298
Inter Parfums, Inc.	247	3,006
Village Super Market, Inc.	110	3,005
Calavo Growers, Inc.	175	2,975
National Beverage Corp.*	186	2,578
AgFeed Industries, Inc.*	484	2,420
Nutraceutical International Corp.*	190	2,350
China-Biotics, Inc.*	146	2,259

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Farmer Brothers Co.	110	$2,171
Arden Group, Inc.	20	1,912
Griffin Land & Nurseries, Inc.	60	1,748
Diedrich Coffee, Inc.*	50	1,743
Alico, Inc.	60	1,708
Orchids Paper Products Co.*	78	1,562
Schiff Nutrition International, Inc.	198	1,548
Omega Protein Corp.*	320	1,395
Oil-Dri Corporation of America	90	1,395
Female Health Co.*	280	1,324
Overhill Farms, Inc.*	268	1,303
Harbinger Group, Inc.*	160	1,123
Susser Holdings Corp.*	130	1,117
HQ Sustainable Maritime Industries, Inc.*	156	1,098
Star Scientific, Inc.*	1,385	970
Lifeway Foods, Inc.*	78	927
Mannatech, Inc.	267	833

Total Consumer Staples		560,401

UTILITIES 2.5%
Piedmont Natural Gas Co.	1,275	34,106
Nicor, Inc.	786	33,091
WGL Holdings, Inc.	880	29,515
Cleco Corp.	1,060	28,970
New Jersey Resources Corp.	738	27,601
Portland General Electric Co.	1,312	26,778
IDACORP, Inc.	815	26,039
Southwest Gas Corp.	778	22,196
Northwest Natural Gas Co.	460	20,718
Avista Corp.	956	20,640
South Jersey Industries, Inc.	523	19,968
Unisource Energy Corp.	615	19,797
PNM Resources, Inc.	1,505	19,038
Black Hills Corp.	680	18,108
Allete, Inc.	508	16,602
NorthWestern Corp.	625	16,263
El Paso Electric Co.*	785	15,920
UIL Holding Corp.	508	14,265
MGE Energy, Inc.	395	14,117
Laclede Group, Inc.	385	13,002
California Water Service Group	340	12,519
CH Energy Group, Inc.	278	11,821
Empire District Electric Co.	611	11,444
American States Water Co.	318	11,260
SJW Corp.	230	5,191
Chesapeake Utilities Corp.	157	5,032

		Market
	Shares	Value

Central Vermont Public Service Corp.	204	$4,243
Unitil Corp.	180	4,136
Middlesex Water Co.	225	3,967
Consolidated Water Company, Inc.	246	3,515
Connecticut Water Service, Inc.	137	3,394
York Water Co.	210	3,047
Cadiz, Inc.*	220	2,633
Southwest Water Co.	430	2,533
Artesian Resources Corp. — Class A	108	1,978
US Geothermal, Inc.*	1,076	1,646
Pennichuck Corp.	70	1,479

Total Utilities		526,572

TELECOMMUNICATION SERVICES 0.8%
Syniverse Holdings, Inc.*	1,200	20,976
AboveNet, Inc.*	206	13,398
Neutral Tandem, Inc.*	569	12,945
Cincinnati Bell, Inc.*	3,550	12,247
Iowa Telecommunications Services, Inc.	565	9,469
NTELOS Holdings Corp.	530	9,445
PAETEC Holding Corp.*	2,150	8,922
Atlantic Tele-Network, Inc.	160	8,802
Premiere Global Services, Inc.*	1,063	8,770
Shenandoah Telecommunications Co.	414	8,425
Cogent Communications Group, Inc.*	770	7,592
Global Crossing Ltd*	514	7,324
Consolidated Communications Holdings, Inc.	395	6,913
Cbeyond, Inc.*	398	6,269
Alaska Communications Systems Group, Inc.	768	6,129
General Communication, Inc. — Class A*	730	4,657
USA Mobility, Inc.	400	4,404
SureWest Communications*	250	2,490
HickoryTech Corp.	230	2,031
inContact, Inc.*	470	1,377

RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Total Telecommunication Services		$162,585

Total Common Stocks (Cost $12,551,273)		16,153,679

RIGHTS 0.0%(a)
Builders FirstSource, Inc.*	322	79
Flagstar Bancorp Inc*	1,260	—

Total Rights (Cost $31)		79

WARRANTS 0.0%(a)
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	250	15

Total Consumer Discretionary		15

Total Warrants (Cost $15)		15

	Face
	Amount

REPURCHASE AGREEMENTS† 45.5%(b)
HSBC Group
issued 12/31/09 at 0.00% due 01/04/10	$2,733,326	2,733,326
Morgan Stanley
issued 12/31/09 at 0.00% due 01/04/10	2,239,351	2,239,351
Credit Suisse Group
issued 12/31/09 at (0.02)% due 01/04/10††	2,157,446	2,157,446
Mizuho Financial Group, Inc.
issued 12/31/09 at 0.00% due 01/04/10	1,898,133	1,898,133
Deutsche Bank
issued 12/31/09 at 0.00% due 01/04/10	658,633	658,633

Total Repurchase Agreements (Cost $9,686,889)		9,686,889

Total Investments 121.4% (Cost $22,238,193)		$25,840,662

Liabilities in Excess of Other Assets — (21.4)%		$(4,561,095)

Net Assets — 100.0%		$21,279,567

		Unrealized
	Contracts	Gain

Futures Contracts Purchased(a)
March 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $932,250)	15	$40,530

	Units

Equity Index Swap Agreements(b)
Credit Suisse Capital, LLC January 2010 Russell 2000 Index Swap, Terminating 01/04/10††† (Notional Market Value $8,724,967)	13,951	$509,353
Goldman Sachs International January 2010 Russell 2000 Index Swap, Terminating 01/04/10††† (Notional Market Value $6,590,864)	10,539	398,032

(Total Notional Market Value $15,315,831)		$907,385

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 97.1%(a)

INFORMATION TECHNOLOGY 19.3%
Microsoft Corp.	104,060	$3,172,789
Apple, Inc.*	12,140	2,559,840
International Business Machines Corp.	17,700	2,316,930
Google, Inc. — Class A*	3,250	2,014,935
Cisco Systems, Inc.*	77,490	1,855,111
Hewlett-Packard Co.	31,940	1,645,229
Intel Corp.	74,380	1,517,352
Oracle Corp.	52,670	1,292,522
Qualcomm, Inc.	22,500	1,040,850
Visa, Inc.	6,030	527,384
EMC Corp.*	27,470	479,901
Texas Instruments, Inc.	16,890	440,153
Corning, Inc.	20,960	404,738
eBay, Inc.*	15,160	356,866
Dell, Inc.*	23,200	333,152
MasterCard, Inc.	1,290	330,214
Automatic Data Processing, Inc.	6,800	291,176
Yahoo!, Inc.*	16,040	269,151
Adobe Systems, Inc.*	7,060	259,667
Applied Materials, Inc.	17,960	250,362
Motorola, Inc.*	31,130	241,569
Symantec Corp.*	10,920	195,359
Juniper Networks, Inc.*	7,080	188,824
Broadcom Corp. — Class A*	5,800	182,410
Cognizant Technology Solutions Corp. — Class A*	3,980	180,294
Western Union Co.	9,320	175,682
NetApp, Inc.*	4,560	156,818
Agilent Technologies, Inc.*	4,660	144,786
NVIDIA Corp.*	7,470	139,540
Western Digital Corp.*	3,040	134,216
Paychex, Inc.	4,330	132,671
Intuit, Inc.*	4,270	131,132
Analog Devices, Inc.	3,940	124,425
Micron Technology, Inc.*	11,450	120,912
CA, Inc.	5,350	120,161
Computer Sciences Corp.*	2,050	117,936
Salesforce.com, Inc.*	1,480	109,180
Amphenol Corp.	2,310	106,676
Fidelity National Information Services, Inc.	4,410	103,370
Citrix Systems, Inc.*	2,460	102,361
Fiserv, Inc.*	2,070	100,354
Xerox Corp.	11,710	99,067

		Market
	Shares	Value

BMC Software, Inc.*	2,470	$99,047
Sun Microsystems, Inc.*	10,150	95,105
Xilinx, Inc.	3,730	93,474
Linear Technology Corp.	3,010	91,925
Altera Corp.	3,980	90,067
SanDisk Corp.*	3,070	88,999
McAfee, Inc.*	2,130	86,414
Harris Corp.	1,770	84,163
KLA-Tencor Corp.	2,310	83,530
Affiliated Computer Services, Inc. — Class A*	1,320	78,791
Autodesk, Inc.*	3,090	78,517
Red Hat, Inc.*	2,530	78,177
SAIC, Inc.*	4,120	78,033
Electronic Arts, Inc.*	4,390	77,923
Advanced Micro Devices, Inc.*	7,590	73,471
Teradata Corp.*	2,310	72,603
Microchip Technology, Inc.	2,480	72,069
Flir Systems, Inc.*	2,040	66,749
VeriSign, Inc.*	2,590	62,782
Akamai Technologies, Inc.*	2,310	58,512
LSI Logic Corp.*	8,800	52,888
National Semiconductor Corp.	3,186	48,937
Total System Services, Inc.	2,660	45,938
Jabil Circuit, Inc.	2,570	44,641
MEMC Electronic Materials, Inc.*	3,010	40,996
Molex, Inc.	1,820	39,221
Novellus Systems, Inc.*	1,310	30,575
Tellabs, Inc.*	5,210	29,593
QLogic Corp.*	1,550	29,249
Lexmark International, Inc.*	1,060	27,539
Teradyne, Inc.*	2,350	25,216
JDS Uniphase Corp.*	3,005	24,791
Compuware Corp.*	3,110	22,485
Novell, Inc.*	4,670	19,381

Total Information Technology		26,557,866

FINANCIALS 14.0%
JPMorgan Chase & Co.	53,080	2,211,844
Bank of America Corp.	133,850	2,015,781
Wells Fargo & Co.	68,829	1,857,695
Goldman Sachs Group, Inc.	6,930	1,170,061
Citigroup, Inc.	262,585	869,156
American Express Co.	16,010	648,725
U.S. Bancorp	25,760	579,858
Morgan Stanley	18,310	541,976
Bank of New York Mellon Corp.	16,230	453,953
MetLife, Inc.	11,030	389,910

 1

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

The Travelers Companies, Inc.	7,360	$366,970
PNC Financial Services Group, Inc.	6,220	328,354
Prudential Financial, Inc.	6,250	311,000
Simon Property Group, Inc.	3,884	309,926
CME Group, Inc.	897	301,347
AFLAC, Inc.	6,310	291,837
State Street Corp.	6,660	289,976
Charles Schwab Corp.	12,850	241,837
BB&T Corp.	9,260	234,926
Capital One Financial Corp.	6,060	232,340
Chubb Corp.	4,600	226,228
Allstate Corp.	7,230	217,189
Franklin Resources, Inc.	2,010	211,753
T. Rowe Price Group, Inc.	3,470	184,777
Loews Corp.	4,860	176,661
Northern Trust Corp.	3,260	170,824
Progressive Corp.	9,090	163,529
Marsh & McLennan Companies, Inc.	7,110	156,989
Public Storage	1,830	149,053
Vornado Realty Trust	2,110	147,582
Aon Corp.	3,690	141,475
SunTrust Banks, Inc.	6,730	136,552
Invesco Ltd.	5,770	135,537
Ameriprise Financial, Inc.	3,440	133,541
Boston Properties, Inc.	1,880	126,092
Equity Residential	3,720	125,662
HCP, Inc.	3,950	120,633
Hartford Financial Services Group, Inc.	5,160	120,022
IntercontinentalExchange, Inc.*	990	111,177
Discover Financial Services	7,314	107,589
Fifth Third Bancorp	10,720	104,520
Principal Financial Group, Inc.	4,300	103,372
Lincoln National Corp.	4,070	101,262
Host Hotels & Resorts, Inc.*	8,534	99,592
Ventas, Inc.	2,110	92,291
AvalonBay Communities, Inc.	1,100	90,321
NYSE Euronext	3,500	88,550
Hudson City Bancorp, Inc.	6,370	87,460
ProLogis	6,380	87,342
Unum Group	4,470	87,254
Regions Financial Corp.	16,000	84,640
XL Capital Ltd.	4,610	84,501
Plum Creek Timber
Company, Inc. (REIT)	2,190	82,694
People’s United Financial, Inc.	4,690	78,323
M&T Bank Corp.	1,120	74,917

		Market
	Shares	Value

Genworth Financial, Inc. — Class A*	6,579	$74,672
Health Care REIT, Inc.	1,656	73,394
KIMCO Realty Corp.	5,410	73,197
SLM Corp.*	6,388	71,993
Moody’s Corp.	2,640	70,752
Legg Mason, Inc.	2,190	66,050
KeyCorp	11,840	65,712
Leucadia National Corp.*	2,550	60,664
Comerica, Inc.	2,040	60,323
Cincinnati Financial Corp.	2,190	57,466
American International Group, Inc.*	1,810	54,264
CB Richard Ellis Group, Inc. — Class A*	3,640	49,395
Torchmark Corp.	1,120	49,224
Assurant, Inc.	1,580	46,578
First Horizon National Corp.*	2,990	40,071
NASDAQ OMX Group, Inc.*	1,986	39,363
Marshall & Ilsley Corp.	7,070	38,531
E*Trade Financial Corp.*	20,850	36,488
Huntington Bancshares, Inc.	9,630	35,150
Janus Capital Group, Inc.	2,450	32,953
Federated Investors, Inc. — Class B	1,190	32,725
Apartment Investment &
Management Co. — Class A	1,580	25,154
Zions Bancorporation	1,860	23,864

Total Financials		19,235,359

HEALTH CARE 12.3%
Johnson & Johnson	37,170	2,394,120
Pfizer, Inc.	108,710	1,977,435
Merck & Company, Inc.	41,150	1,503,621
Abbott Laboratories	20,830	1,124,612
Amgen, Inc.*	13,630	771,049
Medtronic, Inc.	14,910	655,742
Bristol-Myers Squibb Co.	23,060	582,265
Gilead Sciences, Inc.*	12,120	524,554
Eli Lilly & Co.	13,620	486,370
UnitedHealth Group, Inc.	15,650	477,012
Baxter International, Inc.	8,120	476,482
Medco Health Solutions, Inc.*	6,430	410,941
WellPoint, Inc.*	6,180	360,232
Celgene Corp.*	6,190	344,659
Express Scripts, Inc.*	3,700	319,865
Thermo Fisher Scientific, Inc.*	5,500	262,295
Allergan, Inc.	4,140	260,861
Becton, Dickinson & Co.	3,190	251,563

 2

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

McKesson Corp.	3,610	$225,625
Biogen Idec, Inc.*	3,900	208,650
Stryker Corp.	3,800	191,406
Aetna, Inc.	5,840	185,128
Boston Scientific Corp.*	20,360	183,240
Genzyme Corp.*	3,580	175,456
Zimmer Holdings, Inc.*	2,870	169,646
St. Jude Medical, Inc.*	4,500	165,510
Cardinal Health, Inc.	4,880	157,331
Intuitive Surgical, Inc.*	510	154,693
Forest Laboratories, Inc.*	4,060	130,367
CIGNA Corp.	3,690	130,146
Quest Diagnostics, Inc.	2,090	126,194
Life Technologies Corp.*	2,398	125,248
Hospira, Inc.*	2,190	111,690
Laboratory Corporation of America Holdings*	1,430	107,021
AmerisourceBergen Corp.	3,890	101,412
C.R. Bard, Inc.	1,300	101,270
Humana, Inc.*	2,290	100,508
DaVita, Inc.*	1,380	81,061
Waters Corp.*	1,280	79,309
Varian Medical Systems, Inc.*	1,680	78,708
Mylan Laboratories, Inc.*	4,120	75,932
DENTSPLY International, Inc.	2,052	72,169
Cephalon, Inc.*	1,010	63,034
CareFusion Corp.*	2,390	59,774
Watson Pharmaceuticals, Inc.*	1,430	56,642
Millipore Corp.*	750	54,262
IMS Health, Inc.	2,460	51,808
Coventry Health Care, Inc.*	1,990	48,337
King Pharmaceuticals, Inc.*	3,340	40,982
Patterson Companies, Inc.*	1,250	34,975
PerkinElmer, Inc.	1,580	32,532
Tenet Healthcare Corp.*	5,840	31,478

Total Health Care		16,895,222

ENERGY 11.1%
Exxon Mobil Corp.	63,950	4,360,750
Chevron Corp.	27,020	2,080,270
Schlumberger Ltd.	16,170	1,052,505
ConocoPhillips	19,990	1,020,889
Occidental Petroleum Corp.	10,930	889,155
Apache Corp.	4,530	467,360
Devon Energy Corp.	5,990	440,265
Anadarko Petroleum Corp.	6,620	413,220
Halliburton Co.	12,150	365,594
XTO Energy, Inc.	7,810	363,399

		Market
	Shares	Value

EOG Resources, Inc.	3,400	$330,820
Marathon Oil Corp.	9,540	297,839
National-Oilwell Varco, Inc.	5,640	248,668
Hess Corp.	3,930	237,765
Chesapeake Energy Corp.	8,730	225,932
Southwestern Energy Co.*	4,650	224,130
Spectra Energy Corp.	8,720	178,847
Baker Hughes, Inc.	4,180	169,206
Noble Energy, Inc.	2,340	166,655
Williams Companies, Inc.	7,850	165,478
Peabody Energy Corp.	3,610	163,208
Murphy Oil Corp.	2,570	139,294
Cameron International Corp.*	3,290	137,522
Valero Energy Corp.	7,600	127,300
Consol Energy, Inc.	2,440	121,512
Range Resources Corp.	2,130	106,181
FMC Technologies, Inc.*	1,650	95,436
El Paso Corp.	9,450	92,894
Diamond Offshore Drilling, Inc.	940	92,515
Smith International, Inc.	3,330	90,476
Nabors Industries Ltd.*	3,810	83,401
Pioneer Natural Resources Co.	1,550	74,664
BJ Services Co.	3,950	73,470
Cabot Oil & Gas Corp.	1,400	61,026
Denbury Resources, Inc.*	3,370	49,876
Massey Energy Co.	1,160	48,732
Sunoco, Inc.	1,570	40,977
Rowan Companies, Inc.*	1,530	34,639
Tesoro Corp.	1,887	25,569

Total Energy		15,357,439

CONSUMER STAPLES 11.0%
Procter & Gamble Co.	39,360	2,386,397
Coca-Cola Co.	31,210	1,778,970
Wal-Mart Stores, Inc.	28,750	1,536,687
PepsiCo, Inc.	21,020	1,278,016
Philip Morris International, Inc.	25,660	1,236,555
CVS Caremark Corp.	19,010	612,312
Colgate-Palmolive Co.	6,700	550,405
Altria Group, Inc.	27,910	547,873
Kraft Foods, Inc.	19,900	540,882
Walgreen Co.	13,330	489,478
Kimberly-Clark Corp.	5,600	356,776
Costco Wholesale Corp.	5,870	347,328
General Mills, Inc.	4,400	311,564
Archer-Daniels-Midland Co.	8,650	270,831
Sysco Corp.	7,970	222,682
Kellogg Co.	3,420	181,944

 3

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

H.J. Heinz Co.	4,250	$181,730
Avon Products, Inc.	5,750	181,125
Kroger Co.	8,770	180,048
Lorillard, Inc.	2,170	174,099
ConAgra Foods, Inc.	5,960	137,378
Reynolds American, Inc.	2,280	120,772
Mead Johnson Nutrition Co. - Class A	2,760	120,612
Safeway, Inc.	5,480	116,669
Clorox Co.	1,890	115,290
Sara Lee Corp.	9,390	114,370
J.M. Smucker Co.	1,600	98,800
Dr Pepper Snapple Group, Inc.	3,420	96,786
Molson Coors Brewing Co. — Class B	2,120	95,739
Coca-Cola Enterprises, Inc.	4,280	90,736
Campbell Soup Co.	2,560	86,528
Hershey Co.	2,240	80,170
Brown-Forman Corp. — Class B	1,480	79,284
Estee Lauder Companies, Inc. — Class A	1,590	76,892
Pepsi Bottling Group, Inc.	1,940	72,750
McCormick & Company, Inc.	1,760	63,589
Whole Foods Market, Inc.*	1,900	52,155
Tyson Foods, Inc. — Class A	4,110	50,430
Dean Foods Co.*	2,430	43,837
Constellation Brands, Inc. — Class A*	2,690	42,852
SUPERVALU, Inc.	2,860	36,351
Hormel Foods Corp.	940	36,143

Total Consumer Staples		15,193,835

INDUSTRIALS 9.9%
General Electric Co. 1	143,430	2,170,096
United Technologies Corp.	12,630	876,648
3M Co.	9,537	788,424
United Parcel Service, Inc. — Class B	13,370	767,037
Boeing Co.	9,790	529,933
Caterpillar, Inc.	8,390	478,146
Union Pacific Corp.	6,800	434,520
Emerson Electric Co.	10,130	431,538
Honeywell International, Inc.	10,285	403,172
General Dynamics Corp.	5,200	354,484
FedEx Corp.	4,210	351,324
Burlington Northern Santa Fe Corp.	3,530	348,129
Lockheed Martin Corp.	4,310	324,758
Deere & Co.	5,700	308,313

		Market
	Shares	Value

Raytheon Co.	5,160	$265,843
Danaher Corp.	3,510	263,952
Norfolk Southern Corp.	4,960	260,003
CSX Corp.	5,290	256,512
Illinois Tool Works, Inc.	5,190	249,068
Northrop Grumman Corp.	4,230	236,245
Waste Management, Inc.	6,590	222,808
Precision Castparts Corp.	1,900	209,665
Paccar, Inc.	4,900	177,723
Eaton Corp.	2,240	142,509
L-3 Communications Holdings, Inc.	1,570	136,511
C.H. Robinson Worldwide, Inc.	2,260	132,730
Cummins, Inc.	2,720	124,739
Republic Services, Inc.	4,360	123,432
ITT Corp.	2,470	122,858
Rockwell Collins, Inc.	2,120	117,363
Parker Hannifin Corp.	2,170	116,920
Southwest Airlines Co.	10,000	114,300
Fluor Corp.	2,420	108,997
Goodrich Corp.	1,670	107,297
Dover Corp.	2,510	104,441
Expeditors International of Washington, Inc.	2,860	99,328
Rockwell Automation, Inc.	1,920	90,202
First Solar, Inc.*	650	88,010
W.W. Grainger, Inc.	850	82,306
Fastenal Co.	1,780	74,119
Flowserve Corp.	750	70,898
Textron, Inc.	3,650	68,657
Masco Corp.	4,840	66,840
Roper Industries, Inc.	1,230	64,415
Pitney Bowes, Inc.	2,790	63,500
Jacobs Engineering Group, Inc.*	1,670	62,809
Stericycle, Inc.*	1,130	62,342
RR Donnelley & Sons Co.	2,770	61,688
Dun & Bradstreet Corp.	700	59,059
Quanta Services, Inc.*	2,830	58,977
Pall Corp.	1,580	57,196
Stanley Works	1,080	55,631
Iron Mountain, Inc.*	2,440	55,534
Avery Dennison Corp.	1,520	55,465
Robert Half International, Inc.	2,030	54,262
Equifax, Inc.	1,700	52,513
Cintas Corp.	1,780	46,369
Snap-On, Inc.	780	32,963
Ryder System, Inc.	760	31,289

 4

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Monster Worldwide, Inc.*	1,700	$29,580

Total Industrials		13,704,390

CONSUMER DISCRETIONARY 9.3%
McDonald’s Corp.	14,540	907,878
Walt Disney Co.	25,900	835,275
Home Depot, Inc.	22,900	662,497
Comcast Corp. — Class A	38,450	648,267
Amazon.com, Inc.*	4,490	603,995
Target Corp.	10,130	489,988
Lowe’s Companies, Inc.	19,820	463,590
Time Warner, Inc.	15,730	458,372
Ford Motor Co.*	44,552	445,520
DIRECTV*	12,890	429,881
News Corp.	30,350	415,491
Nike, Inc. — Class B	5,250	346,867
Johnson Controls, Inc.	9,040	246,250
Viacom, Inc. — Class B*	8,180	243,191
Staples, Inc.	9,750	239,752
Starbucks Corp.*	10,010	230,831
Kohl’s Corp.*	4,130	222,731
Yum! Brands, Inc.	6,300	220,311
TJX Companies, Inc.	5,650	206,508
Time Warner Cable, Inc.	4,750	196,603
Carnival Corp.*	5,880	186,337
Best Buy Company, Inc.	4,600	181,516
Omnicom Group, Inc.	4,190	164,039
Coach, Inc.	4,300	157,079
McGraw-Hill Companies, Inc.	4,240	142,082
Bed Bath & Beyond, Inc.*	3,538	136,673
The Gap, Inc.	6,420	134,499
Priceline.com, Inc.*	590	128,915
CBS Corp.	9,120	128,136
Apollo Group, Inc. — Class A*	1,743	105,591
H&R Block, Inc.	4,520	102,242
Mattel, Inc.	4,870	97,303
Macy’s, Inc.	5,670	95,029
Marriott International, Inc. — Class A	3,420	93,195
Starwood Hotels & Resorts Worldwide, Inc.	2,520	92,156
VF Corp.	1,200	87,888
Fortune Brands, Inc.	2,029	87,653
J.C. Penney Company, Inc.	3,180	84,620
Nordstrom, Inc.	2,230	83,803
Whirlpool Corp.	1,012	81,628
Genuine Parts Co.	2,150	81,614
Harley-Davidson, Inc.	3,160	79,632
Sherwin-Williams Co.	1,280	78,912

		Market
	Shares	Value

International Game Technology, Inc.	4,000	$75,080
Expedia, Inc.*	2,840	73,016
Tiffany & Co.	1,680	72,240
Ross Stores, Inc.	1,690	72,180
O’Reilly Automotive, Inc.*	1,850	70,522
Limited Brands, Inc.	3,600	69,264
Darden Restaurants, Inc.	1,890	66,282
AutoZone, Inc.*	400	63,228
Polo Ralph Lauren Corp.	780	63,164
Newell Rubbermaid, Inc.	3,740	56,137
Sears Holdings Corp.*	650	54,243
Wynn Resorts Ltd.	930	54,154
Hasbro, Inc.	1,680	53,861
Black & Decker Corp.	810	52,512
Family Dollar Stores, Inc.	1,880	52,320
Scripps Networks Interactive, Inc.	1,198	49,717
GameStop Corp.*	2,220	48,707
Wyndham Worldwide Corp.	2,410	48,610
Interpublic Group of Companies, Inc.*	6,550	48,339
Gannett Company, Inc.	3,180	47,223
DeVry, Inc.	830	47,086
Goodyear Tire & Rubber Co.*	3,260	45,966
Pulte Homes, Inc.*	4,260	42,600
Leggett & Platt, Inc.	2,050	41,820
Abercrombie & Fitch Co. — Class A	1,180	41,123
D.R. Horton, Inc.	3,730	40,545
Washington Post Co. — Class B	80	35,168
RadioShack Corp.	1,690	32,955
Harman International
Industries, Inc.	930	32,810
Big Lots, Inc.*	1,110	32,168
Lennar Corp. — Class A	2,183	27,877
AutoNation, Inc.*	1,250	23,938
Office Depot, Inc.*	3,700	23,865
New York Times Co. — Class A*	1,560	19,282
Eastman Kodak Co.*	3,610	15,234
Meredith Corp.	490	15,117

Total Consumer Discretionary		12,832,693

UTILITIES 3.6%
Exelon Corp.	8,880	433,965
Southern Co.	10,780	359,190
Dominion Resources, Inc.	8,050	313,306
Duke Energy Corp.	17,570	302,380
FPL Group, Inc.	5,570	294,207

 5

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Public Service Enterprise Group, Inc.	6,820	$226,765
American Electric Power Company, Inc.	6,440	224,048
PG&E Corp.	5,000	223,250
Entergy Corp.	2,540	207,874
FirstEnergy Corp.	4,110	190,909
Sempra Energy	3,320	185,854
Consolidated Edison, Inc.	3,778	171,634
PPL Corp.	5,080	164,135
Progress Energy, Inc.	3,770	154,608
Edison International	4,390	152,684
Xcel Energy, Inc.	6,150	130,564
AES Corp.*	9,000	119,790
Questar Corp.	2,350	97,689
DTE Energy Co.	2,220	96,770
Constellation Energy Group, Inc.	2,710	95,311
Ameren Corp.	3,199	89,412
Wisconsin Energy Corp.	1,570	78,233
EQT Corp.	1,760	77,299
CenterPoint Energy, Inc.	5,264	76,381
Northeast Utilities	2,370	61,122
NiSource, Inc.	3,710	57,060
SCANA Corp.	1,490	56,143
Allegheny Energy, Inc.	2,290	53,769
Pepco Holdings, Inc.	2,980	50,213
Pinnacle West Capital Corp.	1,360	49,749
CMS Energy Corp.	3,100	48,546
TECO Energy, Inc.	2,880	46,714
Integrys Energy Group, Inc.	1,030	43,250
Nicor, Inc.	610	25,681

Total Utilities		4,958,505

MATERIALS 3.5%
Monsanto Co.	7,350	600,863
Freeport-McMoRan Copper & Gold, Inc.*	5,794	465,200
Dow Chemical Co.	15,410	425,778
E.I. du Pont de Nemours and Co.	12,170	409,764
Praxair, Inc.	4,130	331,680
Newmont Mining Corp.	6,600	312,246
Air Products & Chemicals, Inc.	2,850	231,021
Alcoa, Inc.	13,120	211,495
Nucor Corp.	4,240	197,796
International Paper Co.	5,840	156,395
Ecolab, Inc.	3,200	142,688
PPG Industries, Inc.	2,253	131,891
Weyerhaeuser Co.	2,850	122,949

		Market
	Shares	Value

United States Steel Corp.	1,940	$106,933
Vulcan Materials Co.	1,690	89,012
Sigma-Aldrich Corp.	1,640	82,869
Cliffs Natural Resources, Inc	1,760	81,118
Owens-Illinois, Inc.*	2,270	74,615
MeadWestvaco Corp.	2,300	65,849
Ball Corp.	1,270	65,659
Allegheny Technologies, Inc.	1,320	59,096
Eastman Chemical Co.	980	59,035
CF Industries Holdings, Inc.	650	59,007
FMC Corp.	970	54,087
Airgas, Inc.	1,110	52,836
Sealed Air Corp.	2,140	46,780
International Flavors & Fragrances, Inc.	1,070	44,020
Bemis Co.	1,460	43,289
Pactiv Corp.*	1,790	43,211
AK Steel Holding Corp.	1,470	31,385
Titanium Metals Corp.*	1,150	14,398

Total Materials		4,812,965

TELECOMMUNICATION SERVICES 3.1%
AT&T, Inc.	79,490	2,228,105
Verizon Communications, Inc.	38,270	1,267,885
American Tower Corp. — Class A*	5,410	233,766
Sprint Nextel Corp.*	39,990	146,364
CenturyTel, Inc.	4,010	145,202
Qwest Communications International, Inc.	20,000	84,200
Windstream Corp.	5,890	64,731
Frontier Communications Corp.	4,210	32,880
MetroPCS Communications, Inc.*	3,510	26,781

Total Telecommunication Services		4,229,914

Total Common Stocks
(Cost $99,423,108)		133,778,188

	Face
	Amount

REPURCHASE AGREEMENTS † 2.4%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$1,152,133	1,152,133

 6

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	$943,916	$943,916
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	800,088	800,088
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	277,623	277,623
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10 ††	177,368	177,368

Total Repurchase Agreements (Cost $3,351,128)		3,351,128

Total Investments 99.5% (Cost $102,774,236)		$137,129,316

Other Assets in Excess of Liabilities — 0.5%		$731,413

Net Assets — 100.0%		$137,860,729

		Unrealized
	Contracts	Gain

Futures Contracts Purchased(a)
March 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,332,050)	42	$27,032
	Units
Equity Index Swap Agreements(b)
Credit Suisse Capital, LLC January 2010 S&P 500 Index Swap, Terminating 01/04/10††† (Notional Market Value $603,829)	542	18,664
Goldman Sachs International January 2010 S&P 500 Index Swap, Terminating 01/04/10††† (Notional Market Value $1,044,521)	937	13,255

(Total Notional Market Value $1,648,350)		$31,919

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S.

Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.
REIT — Real Estate Investment Trust

 7

S&P 500 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%(a)
INFORMATION TECHNOLOGY 27.8%
Red Hat, Inc.*	37,119	$1,146,977
Salesforce.com, Inc.*	13,605	1,003,641
Cognizant Technology Solutions Corp. — Class A*	21,126	957,008
Western Digital Corp.*	20,260	894,479
NetApp, Inc.*	24,991	859,440
Google, Inc. — Class A*	1,281	794,194
Apple, Inc.*	3,659	771,537
eBay, Inc.*	31,798	748,525
Akamai Technologies, Inc.*	27,801	704,199
Visa, Inc.	7,640	668,194
Amphenol Corp.	13,528	624,723
Broadcom Corp. — Class A*	17,900	562,955
EMC Corp.*	28,850	504,010
QLogic Corp.*	25,780	486,469
Juniper Networks, Inc.*	16,860	449,656
Teradata Corp.*	12,430	390,675
Flir Systems, Inc.*	11,666	381,712
Oracle Corp.	14,521	356,345
Corning, Inc.	17,780	343,332
Citrix Systems, Inc.*	8,170	339,954
McAfee, Inc.*	7,730	313,606
Adobe Systems, Inc.*	8,396	308,805
Microsoft Corp.	9,096	277,337
BMC Software, Inc.*	6,814	273,241
NVIDIA Corp.*	13,270	247,884
Altera Corp.	10,734	242,910
Autodesk, Inc.*	9,038	229,656
International Business
Machines Corp.	1,480	193,732

Total Information Technology		15,075,196

CONSUMER DISCRETIONARY 18.8%
Amazon.com, Inc.*	7,741	1,041,319
Priceline.com, Inc.*	4,410	963,585
Viacom, Inc. — Class B*	22,746	676,239
Coach, Inc.	18,243	666,417
Nordstrom, Inc.	17,170	645,249
Wynn Resorts Ltd.	10,657	620,557
Best Buy Company, Inc.	14,930	589,138
Starbucks Corp.*	24,531	565,685
DIRECTV*	15,040	501,584
Tiffany & Co.	11,204	481,772
Expedia, Inc.*	15,730	404,418

		Market
	Shares	Value

Bed Bath & Beyond, Inc.*	9,039	$349,176
Polo Ralph Lauren Corp.	4,220	341,736
Abercrombie & Fitch Co. — Class A	9,756	339,997
Ross Stores, Inc.	7,520	321,179
O’Reilly Automotive, Inc.*	7,710	293,905
AutoZone, Inc.*	1,729	273,303
Kohl’s Corp.*	4,440	239,449
TJX Companies, Inc.	6,374	232,970
Starwood Hotels & Resorts Worldwide, Inc.	6,200	226,734
Hasbro, Inc.	6,974	223,586
Wyndham Worldwide Corp.	10,960	221,063

Total Consumer Discretionary		10,219,061

ENERGY 17.3%
Cameron International Corp.*	20,383	852,009
National-Oilwell Varco, Inc.	16,210	714,699
Denbury Resources, Inc.*	45,768	677,366
Massey Energy Co.	15,670	658,297
Anadarko Petroleum Corp.	10,132	632,439
Diamond Offshore Drilling, Inc.	6,080	598,393
Southwestern Energy Co.*	12,390	597,198
Rowan Companies, Inc.*	26,160	592,262
FMC Technologies, Inc.*	9,693	560,643
Range Resources Corp.	10,169	506,925
Schlumberger Ltd.	7,175	467,021
Peabody Energy Corp.	9,360	423,166
Baker Hughes, Inc.	9,943	402,493
XTO Energy, Inc.	8,183	380,755
EOG Resources, Inc.	3,852	374,800
Occidental Petroleum Corp.	4,190	340,856
Pioneer Natural Resources Co.	6,880	331,410
Noble Energy, Inc.	3,730	265,651

Total Energy		9,376,383

HEALTH CARE 13.5%
Intuitive Surgical, Inc.*	2,869	870,225
CIGNA Corp.	20,610	726,915
Mylan Laboratories, Inc.*	35,330	651,132
Biogen Idec, Inc.*	8,551	457,478
IMS Health, Inc.	20,030	421,832
Allergan, Inc.	6,150	387,511

 1

S&P 500 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Life Technologies Corp.*	7,270	$379,712
Gilead Sciences, Inc.*	8,650	374,372
Watson Pharmaceuticals, Inc.*	9,350	370,354
DaVita, Inc.*	5,951	349,562
Celgene Corp.*	5,979	332,911
Express Scripts, Inc.*	3,736	322,977
Waters Corp.*	4,695	290,902
Medco Health Solutions, Inc.*	4,470	285,678
Hospira, Inc.*	4,470	227,970
St. Jude Medical, Inc.*	6,198	227,962
Zimmer Holdings, Inc.*	3,648	215,633
Laboratory Corporation of
America Holdings*	2,880	215,539
Millipore Corp.*	2,880	208,368

Total Health Care		7,317,033

FINANCIALS 8.0%
ProLogis	62,250	852,202
Ventas, Inc.	15,240	666,598
IntercontinentalExchange, Inc.*	5,436	610,463
Invesco Ltd.	20,440	480,136
CB Richard Ellis Group, Inc.
— Class A*	33,774	458,313
Janus Capital Group, Inc.	25,900	348,355
CME Group, Inc.	1,000	335,950
Hudson City Bancorp, Inc.	23,050	316,476
American Express Co.	6,900	279,588

Total Financials		4,348,081

INDUSTRIALS 6.4%
Flowserve Corp.	6,240	589,867
Precision Castparts Corp.	5,320	587,062
First Solar, Inc.*	2,720	368,288
Caterpillar, Inc.	5,235	298,343
Goodrich Corp.	4,560	292,980
Honeywell International, Inc.	6,650	260,680
ITT Corp.	5,100	253,674
Stericycle, Inc.*	4,320	238,335
Danaher Corp.	2,772	208,454
United Technologies Corp.	2,880	199,901
W.W. Grainger, Inc.	1,940	187,850

Total Industrials		3,485,434

		Market
	Shares	Value

MATERIALS 5.6%
CF Industries Holdings, Inc.	8,370	$759,829
Cliffs Natural Resources, Inc	14,420	664,618
Freeport-McMoRan Copper
& Gold, Inc. *	7,549	606,109
MeadWestvaco Corp.	14,800	423,724
Newmont Mining Corp.	4,490	212,422
FMC Corp.	3,503	195,327
Praxair, Inc.	2,310	185,516

Total Materials		3,047,545

CONSUMER STAPLES 2.2%
Whole Foods Market, Inc.*	22,230	610,213
Pepsi Bottling Group, Inc.	9,440	354,000
Avon Products, Inc.	8,193	258,080

Total Consumer Staples		1,222,293

Total Common Stocks (Cost $50,072,479)		54,091,026

	Face
	Amount
REPURCHASE AGREEMENTS† 0.7%(b)

HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$145,889	145,889
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	119,524	119,524
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	101,311	101,311
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	35,154	35,154

Total Repurchase Agreements (Cost $401,878)		401,878

Total Investments 100.3% (Cost $50,474,357)		$54,492,904

Liabilities in Excess of Other Assets — (0.3)%		$(183,583)

Net Assets — 100.0%		$54,309,321

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

 2

S&P 500 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 3

S&P 500 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 100.0%(a)

FINANCIALS 24.7%
Huntington Bancshares, Inc.	121,981	$445,263
SunTrust Banks, Inc.	21,017	426,435
Genworth Financial, Inc. — Class A*	36,047	409,133
Bank of America Corp.	24,447	368,172
Zions Bancorporation	27,333	350,682
Assurant, Inc.	10,885	320,890
Lincoln National Corp.	12,390	308,263
Citigroup, Inc.	89,405	295,930
Capital One Financial Corp.	7,334	281,186
E*Trade Financial Corp.*	157,340	275,345
American International Group, Inc.*	8,407	252,042
MetLife, Inc.	6,780	239,673
Unum Group	11,850	231,312
Morgan Stanley	7,028	208,029
NASDAQ OMX Group, Inc.*	10,290	203,948
KeyCorp	36,561	202,914
Comerica, Inc.	6,373	188,450
Cincinnati Financial Corp.	6,680	175,283
Host Hotels & Resorts, Inc.*	14,719	171,776
KIMCO Realty Corp.	10,930	147,883
BB&T Corp.	5,336	135,374
Marshall & Ilsley Corp.	23,859	130,032
Allstate Corp.	4,047	121,572
The Travelers Companies, Inc.	2,140	106,700
Discover Financial Services	7,250	106,647
Regions Financial Corp.	19,953	105,551
Simon Property Group, Inc.	7	592

Total Financials		6,209,077

UTILITIES 15.4%
Integrys Energy Group, Inc.	12,402	520,760
Pepco Holdings, Inc.	25,196	424,553
NiSource, Inc.	22,767	350,156
Ameren Corp.	10,538	294,537
CMS Energy Corp.	14,600	228,636
CenterPoint Energy, Inc.	13,309	193,114
DTE Energy Co.	4,333	188,875
Northeast Utilities	6,620	170,730
Edison International	4,820	167,640
Nicor, Inc.	3,720	156,612
American Electric Power Company, Inc.	4,155	144,552

		Market
	Shares	Value

Pinnacle West Capital Corp.	3,883	$142,040
Consolidated Edison, Inc.	3,078	139,834
SCANA Corp.	3,531	133,048
Constellation Energy Group, Inc.	3,630	127,667
Xcel Energy, Inc.	5,981	126,977
Allegheny Energy, Inc.	5,040	118,339
Duke Energy Corp.	6,633	114,154
Progress Energy, Inc.	2,774	113,762

Total Utilities		3,855,986

ENERGY 13.5%
Tesoro Corp.	60,473	819,409
Valero Energy Corp.	39,528	662,094
Sunoco, Inc.	20,950	546,795
Marathon Oil Corp.	11,610	362,464
Hess Corp.	3,810	230,505
Smith International, Inc.	7,900	214,643
Chesapeake Energy Corp.	7,107	183,929
Williams Companies, Inc.	6,170	130,064
Chevron Corp.	1,640	126,264
ConocoPhillips	2,430	124,100

Total Energy		3,400,267

HEALTH CARE 11.8%
Cardinal Health, Inc.	15,200	490,048
Coventry Health Care, Inc.*	18,980	461,024
Humana, Inc.*	9,370	411,249
AmerisourceBergen Corp.	15,405	401,608
McKesson Corp.	5,980	373,750
Tenet Healthcare Corp.*	45,036	242,744
WellPoint, Inc.*	4,140	241,321
Aetna, Inc.	6,500	206,050
CareFusion Corp.*	5,690	142,307

Total Health Care		2,970,101

CONSUMER DISCRETIONARY 9.7%
Sears Holdings Corp.*	7,240	604,178
Goodyear Tire & Rubber Co.*	22,147	312,273
Whirlpool Corp.	3,715	299,652
J.C. Penney Company, Inc.	9,607	255,642
Interpublic Group of Companies, Inc.*	30,950	228,411
AutoNation, Inc.*	10,239	196,077
Big Lots, Inc.*	5,760	166,925
Eastman Kodak Co.*	32,207	135,913
Fortune Brands, Inc.	2,844	122,861
Comcast Corp. — Class A	7,050	118,863

 1

S&P 500 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Total Consumer Discretionary		$2,440,795

CONSUMER STAPLES 9.2%
Safeway, Inc.	20,581	438,169
Tyson Foods, Inc. — Class A	33,728	413,842
Kroger Co.	18,890	387,812
Dean Foods Co.*	20,140	363,326
Archer-Daniels-Midland Co.	10,710	335,330
CVS Caremark Corp.	6,370	205,178
Costco Wholesale Corp.	2,740	162,126

Total Consumer Staples		2,305,783

INDUSTRIALS 6.8%
Jacobs Engineering Group, Inc.*	6,730	253,115
Ryder System, Inc.	5,602	230,634
Fluor Corp.	4,900	220,696
Textron, Inc.	10,892	204,879
RR Donnelley & Sons Co.	6,985	155,556
L-3 Communications Holdings, Inc.	1,680	146,076
Southwest Airlines Co.	12,710	145,275
Eaton Corp.	1,970	125,331
Snap-On, Inc.	2,930	123,822
Avery Dennison Corp.	2,903	105,931

Total Industrials		1,711,315

MATERIALS 4.5%
United States Steel Corp.	10,695	589,508
Alcoa, Inc.	25,330	408,320
Dow Chemical Co.	4,953	136,851

Total Materials		1,134,679

TELECOMMUNICATION SERVICES 2.7%
Sprint Nextel Corp.*	101,490	371,453
MetroPCS Communications, Inc.*	24,240	184,951
CenturyTel, Inc.	3,337	120,833

Total Telecommunication Services		677,237

INFORMATION TECHNOLOGY 1.7%
Xerox Corp.	34,820	294,577
Lexmark International, Inc.*	5,259	136,629

Total Information Technology		431,206

Total Common Stocks (Cost $22,871,501)	$25,136,446

Total Investments 100.0% (Cost $22,871,501)	$25,136,446

Other Assets in Excess of Liabilities — 0%	$800

Net Assets — 100.0%	$25,137,246

*	Non-Income Producing Security.

(a)	Value determined based on Level 1.

 2

S&P MIDCAP 400 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%(a)

CONSUMER DISCRETIONARY 26.5%
Guess?, Inc.	23,560	$996,588
Aeropostale, Inc.*	24,763	843,180
Cheesecake Factory, Inc.*	38,200	824,738
Netflix, Inc.*	14,793	815,686
Tupperware Brands Corp.	14,720	685,510
LKQ Corp.*	34,840	682,516
Fossil, Inc.*	17,490	586,964
J. Crew Group, Inc.*	12,973	580,412
Panera Bread Co.*	8,267	553,641
The Warnaco Group, Inc.*	11,937	503,622
Collective Brands, Inc.*	21,820	496,841
Urban Outfitters, Inc.*	14,002	489,930
Chipotle Mexican Grill, Inc. — Class A*	5,363	472,802
Life Time Fitness, Inc.*	18,730	466,939
CarMax, Inc.*	18,810	456,143
Under Armour, Inc.*	15,211	414,804
Chico’s FAS, Inc.*	27,773	390,211
Lamar Advertising Co.*	10,980	341,368
DreamWorks Animation
SKG, Inc. — Class A*	8,501	339,615
WMS Industries, Inc.*	8,033	321,320
Williams-Sonoma, Inc.	15,180	315,440
Sotheby’s	12,770	287,070
Gentex Corp.	15,020	268,107
ITT Educational Services, Inc.*	2,642	253,526
Dollar Tree, Inc.*	4,585	221,456
Strayer Education, Inc.	1,024	217,590

Total Consumer Discretionary		12,826,019

INFORMATION TECHNOLOGY 20.6%
Equinix, Inc.*	8,270	877,860
3Com Corp.*	110,540	829,050
Solera Holdings, Inc.	19,520	702,915
CommScope, Inc.*	26,473	702,329
ANSYS, Inc.*	12,552	545,510
Advent Software, Inc.*	13,360	544,153
F5 Networks, Inc.*	10,143	537,376
Cree, Inc.*	8,751	493,294
Itron, Inc.*	7,250	489,883
Polycom, Inc.*	19,250	480,673
Informatica Corp.*	17,880	462,377
FactSet Research Systems, Inc.	6,667	439,155

		Market
	Shares	Value

Global Payments, Inc.	6,826	$367,648
Rovi Corp.*	11,260	358,856
Sybase, Inc.*	8,190	355,446
ValueClick, Inc.*	26,119	264,324
Alliance Data Systems Corp.*	3,958	255,647
Micros Systems, Inc.*	7,403	229,715
Silicon Laboratories, Inc.*	4,661	225,313
Semtech Corp.*	12,520	212,965
Gartner, Inc. — Class A*	11,654	210,238
Broadridge Financial
Solutions, Inc.	8,630	194,693
NeuStar, Inc.*	8,305	191,347

Total Information Technology		9,970,767

HEALTH CARE 13.1%
Community Health Systems, Inc.*	30,040	1,069,424
WellCare Health Plans, Inc.*	25,573	940,064
United Therapeutics Corp.*	12,597	663,232
IDEXX Laboratories, Inc.*	8,910	476,150
Lincare Holdings, Inc.*	12,511	464,408
Cerner Corp.*	5,403	445,423
Masimo Corp.*	12,380	376,600
OSI Pharmaceuticals, Inc.*	11,050	342,882
Kinetic Concepts, Inc.*	8,676	326,651
Medicis Pharmaceutical Corp. — Class A	11,980	324,059
Mettler-Toledo International, Inc.*	2,606	273,604
Edwards Lifesciences Corp.*	2,700	234,495
Covance, Inc.*	3,790	206,820
ResMed, Inc.*	3,715	194,183

Total Health Care		6,337,995

ENERGY 10.3%
Atwood Oceanics, Inc.*	24,730	886,571
Oceaneering International, Inc.*	14,412	843,390
Encore Acquisition Co.*	16,217	778,740
Quicksilver Resources, Inc.*	48,143	722,627
Superior Energy Services*	27,096	658,162
Bill Barrett Corp.*	19,200	597,312
Helmerich & Payne, Inc.	7,680	306,278
Plains Exploration & Production Co.*	7,220	199,705

Total Energy		4,992,785

 1

S&P MIDCAP 400 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

INDUSTRIALS 9.6%
Bucyrus International, Inc.	19,727	$1,112,011
Joy Global, Inc.	12,318	635,486
BE Aerospace, Inc.*	23,200	545,200
Thomas & Betts Corp.*	14,520	519,671
FTI Consulting, Inc.*	6,865	323,754
Valmont Industries, Inc.	4,020	315,369
Kirby Corp.*	8,640	300,931
MPS Group, Inc.*	19,070	262,022
AMETEK, Inc.	6,150	235,176
Oshkosh Corp.	5,580	206,627
Nordson Corp.	3,230	197,611

Total Industrials		4,653,858

FINANCIALS 6.4%
Jones Lang LaSalle, Inc.	13,083	790,213
SL Green Realty Corp.	13,550	680,752
Waddell & Reed Financial,
Inc. — Class A	17,580	536,893
AmeriCredit Corp.*	19,830	377,563
MSCI, Inc. — Class A*	11,230	357,114
Affiliated Managers Group, Inc.*	4,995	336,414

Total Financials		3,078,949

MATERIALS 5.8%
Reliance Steel & Aluminum Co.	19,798	855,670
Steel Dynamics, Inc.	45,606	808,138
Terra Industries, Inc.	17,660	568,476
Greif, Inc. — Class A	5,480	295,810
Lubrizol Corp.	3,960	288,882

Total Materials		2,816,976

CONSUMER STAPLES 5.8%
Green Mountain Coffee Roasters, Inc.*	15,848	1,291,137
NBTY, Inc.*	15,670	682,272
Hansen Natural Corp.*	12,446	477,926
PepsiAmericas, Inc.	11,190	327,419

Total Consumer Staples		2,778,754

TELECOMMUNICATION SERVICES 1.5%
tw telecom, Inc.*	25,450	436,213

		Market
	Shares	Value

Syniverse Holdings, Inc.*	17,140	$299,607

Total Telecommunication Services		735,820

Total Common Stocks (Cost $40,129,901)		48,191,923

WARRANTS 0.0%(a)
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	18	1

Total Consumer Discretionary		1

Total Warrants (Cost $ —)		1

	Face
	Amount
REPURCHASE AGREEMENTS† 0.7%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$120,295	120,295
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	98,555	98,555
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	83,537	83,537
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	28,987	28,987

Total Repurchase Agreements (Cost $331,374)		331,374

Total Investments 100.3% (Cost $40,461,275)		$48,523,298

Liabilities in Excess of Other Assets — (0.3)%		$(163,773)

Net Assets — 100.0%		$48,359,525

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 2

S&P MIDCAP 400 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.4%(a)

INDUSTRIALS 21.1%
Terex Corp.*	43,924	$870,134
Federal Signal Corp.	118,954	716,103
Manpower, Inc.	12,671	691,583
Trinity Industries, Inc.	34,767	606,336
KBR, Inc.	31,710	602,490
URS Corp.*	13,380	595,678
AGCO Corp.*	15,290	494,479
Con-way, Inc.	11,270	393,436
Granite Construction, Inc.	11,270	379,348
Timken Co.	14,709	348,750
Shaw Group, Inc.*	12,030	345,862
JetBlue Airways Corp.*	58,200	317,190
Aecom Technology Corp.*	11,000	302,500
Alaska Air Group, Inc.*	8,557	295,730
The Brink’s Co.	11,370	276,746
Alexander & Baldwin, Inc.	8,050	275,552
GATX Corp.	6,220	178,825

Total Industrials		7,690,742

FINANCIALS 14.4%
Cathay General Bancorp	103,160	778,863
Associated Banc-Corp.	50,035	550,885
Astoria Financial Corp.	33,194	412,601
Unitrin, Inc.	17,480	385,434
First American Corp.	9,652	319,578
Horace Mann Educators Corp.	25,117	313,962
Synovus Financial Corp.	152,700	313,035
Hospitality Properties Trust	12,605	298,865
American Financial Group, Inc.	11,820	294,909
Reinsurance Group of America, Inc.	6,130	292,095
Wilmington Trust Corp.	20,864	257,462
Stancorp Financial Group, Inc.	5,840	233,717
Hanover Insurance Group, Inc.	4,810	213,708
Old Republic International Corp.	21,052	211,362
HCC Insurance Holdings, Inc.	6,820	190,755
Protective Life Corp.	11,360	188,008

		Market
	Shares	Value

Total Financials		$5,255,239

CONSUMER DISCRETIONARY 13.1%
Foot Locker, Inc.	69,799	777,561
Regis Corp.	43,166	672,095
Barnes & Noble, Inc.	29,951	571,166
Saks, Inc.*	83,520	547,891
Rent-A-Center, Inc.*	25,890	458,771
Boyd Gaming Corp.*	46,568	389,774
Scholastic Corp.	10,520	313,812
Bob Evans Farms, Inc.	10,314	298,590
Brinker International, Inc.	18,497	275,975
Coldwater Creek, Inc.*	61,290	273,353
Harte-Hanks, Inc.	20,546	221,486

Total Consumer Discretionary		4,800,474

UTILITIES 11.8%
Dynegy, Inc.*	446,397	807,978
Oneok, Inc.	11,933	531,854
PNM Resources, Inc.	30,522	386,103
NV Energy, Inc.	29,228	361,843
Atmos Energy Corp.	12,068	354,799
Great Plains Energy, Inc.	16,330	316,639
UGI Corp.	12,960	313,502
Hawaiian Electric Industries,
Inc.	13,740	287,166
Alliant Energy Corp.	8,810	266,591
WGL Holdings, Inc.	7,090	237,799
Westar Energy, Inc.	10,118	219,864
Black Hills Corp.	8,177	217,753

Total Utilities		4,301,891

HEALTH CARE 10.3%
Kindred Healthcare, Inc.*	73,427	1,355,462
Health Net, Inc.*	32,870	765,542
Owens & Minor, Inc.	14,590	626,349
Omnicare, Inc.	23,450	567,256
LifePoint Hospitals, Inc.*	13,190	428,807

Total Health Care		3,743,416

INFORMATION TECHNOLOGY 9.5%
Tech Data Corp.*	17,473	815,290
Ingram Micro, Inc. — Class A*	38,615	673,832
Arrow Electronics, Inc.*	20,743	614,200

 1

S&P MIDCAP 400 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

NCR Corp.*	39,140	$435,628
Avnet, Inc.*	9,706	292,733
Diebold, Inc.	7,670	218,211
Convergys Corp.*	19,270	207,153
SRA International, Inc. — Class A*	10,750	205,325

Total Information Technology		3,462,372

CONSUMER STAPLES 7.3%
Smithfield Foods, Inc.*	45,176	686,223
BJ’s Wholesale Club, Inc.*	20,180	660,088
Ruddick Corp.	16,248	418,061
Universal Corp.	8,233	375,507
Corn Products International, Inc.	10,470	306,038
Ralcorp Holdings, Inc.*	3,650	217,942

Total Consumer Staples		2,663,859

ENERGY 6.2%
Frontier Oil Corp.	70,198	845,184
Overseas Shipholding Group, Inc.	15,850	696,607
Patriot Coal Corp.*	30,997	479,214
Patterson-UTI Energy, Inc.	14,970	229,790

Total Energy		2,250,795

MATERIALS 4.8%
Ashland, Inc.	17,767	703,929
Commercial Metals Co.	33,630	526,309
Worthington Industries, Inc.	23,118	302,152
Cytec Industries, Inc.	6,491	236,402

Total Materials		1,768,792

TELECOMMUNICATION SERVICES 0.9%
Telephone & Data Systems, Inc.	9,680	328,346

Total Telecommunication Services		328,346

Total Common Stocks (Cost $33,385,338)		36,265,926

		Market
	Shares	Value

WARRANTS 0.0%(a)
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.*
$12.21, 03/02/12	176	$11

Total Consumer Discretionary		11

Total Warrants
(Cost $-)		11

	Face
	Amount
REPURCHASE AGREEMENTS† 0.3%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$46,833	46,833
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	38,369	38,369
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	32,522	32,522
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	11,285	11,285

Total Repurchase Agreements
(Cost $129,009)		129,009

Total Investments 99.7%
(Cost $33,514,347)		$36,394,946

Other Assets in Excess of Liabilities — 0.3%		$95,435

Net Assets — 100.0%		$36,490,381

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 2

S&P SMALLCAP 600 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.9%(a)

INFORMATION TECHNOLOGY 29.2%
Blue Coat Systems, Inc.*	11,180	$319,077
Wright Express Corp.*	9,142	291,264
Perficient, Inc.*	31,593	266,329
Diodes, Inc.*	12,791	261,576
Compellent Technologies, Inc.*	11,080	251,295
Ebix, Inc.*	5,040	246,103
Cybersource Corp.*	12,092	243,170
comScore, Inc.*	13,834	242,787
Triquint Semiconductor, Inc.*	38,160	228,960
Netscout Systems, Inc.*	15,435	225,968
Novatel Wireless, Inc.*	27,410	218,458
Commvault Systems, Inc.*	9,102	215,626
TTM Technologies, Inc.*	18,623	214,723
Blackbaud, Inc.	7,907	186,843
Synaptics, Inc.*	6,053	185,525
Radiant Systems, Inc.*	16,951	176,290
Smith Micro Software, Inc.*	18,641	170,379
Hittite Microwave Corp.*	4,115	167,686
Sigma Designs, Inc.*	15,590	166,813
TeleTech Holdings, Inc.*	8,205	164,346
Concur Technologies, Inc.*	3,370	144,068
JDA Software Group, Inc.*	5,300	134,991
Taleo Corp.*	5,680	133,594
Tyler Technologies, Inc.*	6,523	129,873
CSG Systems International, Inc.*	6,346	121,145
Manhattan Associates, Inc.*	5,025	120,751
Skyworks Solutions, Inc.*	8,400	119,196
DealerTrack Holdings, Inc.*	6,175	116,028
Epicor Software Corp.*	14,749	112,387
Veeco Instruments, Inc.*	3,310	109,362
Mercury Computer Systems, Inc.*	9,761	107,469
Kopin Corp.*	25,680	107,342
Netgear, Inc.*	4,816	104,459
Pericom Semiconductor Corp.*	8,809	101,568
j2 Global Communications, Inc.*	4,804	97,761
Websense, Inc.*	5,200	90,792
Stratasys, Inc.*	4,955	85,622
Cymer, Inc.*	1,876	72,001
MAXIMUS, Inc.	1,290	64,500
FARO Technologies, Inc.*	2,916	62,519

		Market
	Shares	Value

The Knot, Inc.*	5,300	$53,371

Total Information Technology		6,632,017

CONSUMER DISCRETIONARY 23.3%
Lumber Liquidators, Inc.*	11,690	313,292
Blue Nile, Inc.*	3,990	252,687
NutriSystem, Inc.	7,662	238,825
National Presto Industries, Inc.	1,901	207,646
Texas Roadhouse, Inc.*	17,920	201,242
Deckers Outdoor Corp.*	1,976	200,999
True Religion Apparel, Inc.*	10,845	200,524
Buffalo Wild Wings, Inc.*	4,970	200,142
Iconix Brand Group, Inc.*	15,440	195,316
Cracker Barrel Old Country Store, Inc.	4,905	186,341
BJ’s Restaurants, Inc.*	9,390	176,720
CROCS, Inc.*	29,635	170,401
Dress Barn, Inc.*	7,362	170,062
Jos. A. Bank Clothiers, Inc.*	3,837	161,883
Coinstar, Inc.*	5,761	160,041
Volcom, Inc.*	9,548	159,834
CEC Entertainment, Inc.*	4,969	158,610
Gymboree Corp.*	3,597	156,434
P.F. Chang’s China Bistro, Inc.*	4,028	152,701
Sturm Ruger & Company, Inc.	14,569	141,319
Big 5 Sporting Goods Corp.	8,150	140,017
HSN, Inc.*	6,894	139,190
Ticketmaster Entertainment, Inc.*	11,055	135,092
California Pizza Kitchen, Inc.*	9,513	127,950
Zumiez, Inc.*	9,438	120,051
Peet’s Coffee & Tea, Inc.*	3,400	113,322
Buckle, Inc.	3,760	110,093
Capella Education Co.*	1,179	88,779
Interval Leisure Group, Inc.*	6,637	82,763
Monro Muffler Brake, Inc.	2,420	80,925
Hibbett Sports, Inc.*	3,658	80,439
Universal Electronics, Inc.*	3,325	77,206
Polaris Industries, Inc.	1,700	74,171
Arbitron, Inc.	2,820	66,044
Stamps.com, Inc.*	6,279	56,511

Total Consumer Discretionary		5,297,572

HEALTH CARE 18.9%
Quality Systems, Inc.	3,863	242,558

 1

S&P SMALLCAP 600 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

Healthways, Inc.*	12,750	$233,835
IPC The Hospitalist Co.*	6,984	232,218
American Medical Systems Holdings, Inc.*	11,400	219,906
Catalyst Health Solutions, Inc.*	5,369	195,807
HMS Holdings Corp.*	4,020	195,734
Regeneron Pharmaceuticals, Inc.*	8,005	193,561
RehabCare Group, Inc.*	6,150	187,145
Align Technology, Inc.*	10,470	186,575
Odyssey HealthCare, Inc.*	10,860	169,199
Cooper Companies, Inc.	4,410	168,109
Genoptix, Inc.*	4,310	153,134
Mednax, Inc.*	2,536	152,464
Amedisys, Inc.*	3,090	150,050
Air Methods Corp.*	4,387	147,491
Natus Medical, Inc.*	9,628	142,398
Integra LifeSciences Holdings Corp.*	3,666	134,836
Salix Pharmaceuticals Ltd.*	5,229	132,817
Par Pharmaceutical Companies, Inc.*	4,490	121,499
Cubist Pharmaceuticals, Inc.*	5,992	113,668
Cantel Medical Corp.*	5,535	111,696
LHC Group, Inc.*	3,306	111,115
Abaxis, Inc.*	4,201	107,336
Bio-Reference Labs, Inc.*	2,600	101,894
Enzo Biochem, Inc.*	18,166	97,733
Dionex Corp.*	1,053	77,785
Almost Family, Inc.*	1,870	73,921
Neogen Corp.*	2,988	70,547
Zoll Medical Corp.*	2,290	61,189

Total Health Care		4,286,220

FINANCIALS 8.1%
World Acceptance Corp.*	5,174	185,384
eHealth, Inc.*	10,567	173,616
Stifel Financial Corp.*	2,859	169,367
DiamondRock Hospitality Co.	18,750	158,812
optionsXpress Holdings, Inc.	9,750	150,638
Medical Properties Trust, Inc.	14,909	149,090
Forestar Real Estate Group, Inc.*	5,971	131,243
Portfolio Recovery Associates, Inc.*	2,849	127,863
Tower Group, Inc.	5,050	118,221
Cash America International, Inc.	3,227	112,816
First Cash Financial Services, Inc.*	5,002	110,994

		Market
	Shares	Value

Signature Bank*	3,471	$110,725
Acadia Realty Trust	4,706	79,390
TradeStation Group, Inc.*	8,786	69,322

Total Financials		1,847,481

ENERGY 6.6%
Tetra Technologies, Inc.*	21,514	238,375
Oil States International, Inc.*	5,705	224,149
Dril-Quip, Inc.*	3,916	221,176
Hornbeck Offshore Services, Inc.*	8,595	200,092
Superior Well Services, Inc.*	13,128	187,205
Gulf Island Fabrication, Inc.	8,296	174,465
St. Mary Land & Exploration Co.	3,148	107,788
Lufkin Industries, Inc.	1,017	74,444
CARBO Ceramics, Inc.	1,081	73,692

Total Energy		1,501,386

INDUSTRIALS 5.3%
Baldor Electric Co.	6,956	195,394
AZZ, Inc.*	5,408	176,842
Gencorp, Inc.*	21,072	147,504
Allegiant Travel Co.*	2,590	122,170
Stanley, Inc.*	4,273	117,123
Gardner Denver, Inc.	2,717	115,608
Heidrick & Struggles International, Inc.	3,570	111,527
SYKES Enterprises, Inc.*	3,771	96,047
AAON, Inc.	3,230	62,953
Tetra Tech, Inc.*	2,090	56,785

Total Industrials		1,201,953

CONSUMER STAPLES 5.2%
Andersons, Inc.	9,263	239,171
Darling International, Inc.*	26,538	222,388
TreeHouse Foods, Inc.*	5,230	203,238
Cal-Maine Foods, Inc.	4,980	169,718
Sanderson Farms, Inc.	2,870	120,999
Boston Beer Company, Inc. — Class A*	2,550	118,830
Calavo Growers, Inc.	6,357	108,069

Total Consumer Staples		1,182,413

 2

S&P SMALLCAP 600 PURE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

MATERIALS 2.8%
NewMarket Corp.	2,230	$255,937
Balchem Corp.	4,625	154,984
Schweitzer-Mauduit International, Inc.	2,120	149,142
Amcol International Corp.	3,110	88,386

Total Materials		648,449

TELECOMMUNICATION SERVICES 0.5%
Cbeyond, Inc.*	7,086	111,605

Total Telecommunication Services		111,605

Total Common Stocks
(Cost $20,870,062)		22,709,096

	Face
	Amount
REPURCHASE AGREEMENTS† 1.3%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$107,516	107,516
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	88,086	88,086
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	74,664	74,664
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	25,907	25,907

Total Repurchase Agreements
(Cost $296,173)		296,173

Total Investments 101.2%
(Cost $21,166,235)		$23,005,269

Liabilities in Excess of Other Assets – (1.2)%		$(276,074)

Net Assets – 100.0%		$22,729,195

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 3

S&P SMALLCAP 600 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 100.1%(a)

CONSUMER DISCRETIONARY 23.7%
Quiksilver, Inc.*	259,336	$523,859
Tuesday Morning Corp.*	160,446	413,951
Arctic Cat, Inc.*	37,757	345,854
Jakks Pacific, Inc.*	27,993	339,275
Fred’s, Inc.	27,624	281,765
Perry Ellis International, Inc.*	17,607	265,161
Group 1 Automotive, Inc.*	9,107	258,183
Red Robin Gourmet Burgers, Inc.*	14,292	255,827
Cabela’s, Inc. — Class A*	16,775	239,212
Ruby Tuesday, Inc.*	31,801	228,967
PEP Boys-Manny Moe & Jack	25,762	217,947
Audiovox Corp. — Class A*	28,275	200,470
Callaway Golf Co.	26,502	199,825
Hot Topic, Inc.*	30,492	193,929
Standard Motor Products, Inc.*	20,847	177,616
Landry’s Restaurants, Inc.*	8,028	170,916
Movado Group, Inc.	17,562	170,703
Finish Line, Inc. — Class A	12,387	155,457
Blyth, Inc.	4,527	152,650
Brown Shoe Company, Inc.	13,663	134,854
Zale Corp.*	49,558	134,798
Christopher & Banks Corp.	17,607	134,165
Nautilus, Inc.*	62,895	127,677
Lithia Motors, Inc. — Class A*	15,493	127,352
MarineMax, Inc.*	13,389	123,045
Haverty Furniture Companies, Inc.	8,732	119,890
Stage Stores, Inc.	9,521	117,680
CKE Restaurants, Inc.	12,653	107,044
O’Charleys, Inc.*	15,600	102,180
Live Nation, Inc.*	11,754	100,027
Superior Industries International, Inc.	6,378	97,583
K-Swiss, Inc. — Class A*	7,365	73,208

Total Consumer Discretionary		6,291,070

INDUSTRIALS 22.3%
NCI Building Systems, Inc.*	251,929	455,992
Volt Information Sciences, Inc.*	38,781	387,810
SkyWest, Inc.	19,620	331,970

		Market
	Shares	Value

Kelly Services, Inc. — Class A*	26,473	$315,823
CDI Corp.	23,854	308,909
Lydall, Inc.*	45,757	238,394
Viad Corp.	11,180	230,643
EMCOR Group, Inc.*	8,340	224,346
Bowne & Company, Inc.	31,294	209,044
Gibraltar Industries, Inc.*	12,051	189,562
ABM Industries, Inc.	8,507	175,755
Ceradyne, Inc.*	8,769	168,452
Arkansas Best Corp.	5,660	166,574
Standard Register Co.	32,638	166,454
United Stationers, Inc.*	2,910	165,434
Dycom Industries, Inc.*	20,534	164,888
Lawson Products, Inc.	9,102	160,650
Spherion Corp.*	28,333	159,231
School Specialty, Inc.*	6,798	159,005
EnPro Industries, Inc.*	5,705	150,669
Mueller Industries, Inc.	5,782	143,625
Comfort Systems USA, Inc.	10,476	129,274
Universal Forest Products, Inc.	3,370	124,050
AAR Corp.*	5,398	124,046
Apogee Enterprises, Inc.	8,613	120,582
Encore Wire Corp.	5,473	115,316
Griffon Corp.*	9,239	112,901
Cascade Corp.	3,623	99,596
Standex International Corp.	4,573	91,872
Moog, Inc. — Class A*	3,030	88,567
Astec Industries, Inc.*	2,986	80,443
Tredegar Corp.	4,887	77,312
Briggs & Stratton Corp.	3,863	72,277

Total Industrials		5,909,466

FINANCIALS 18.8%
First Bancorp Puerto Rico	180,685	415,576
National Financial Partners Corp.*	39,678	320,995
Kite Realty Group Trust	69,142	281,408
Susquehanna Bancshares, Inc.	45,561	268,354
Whitney Holding Corp.	28,182	256,738
National Penn Bancshares, Inc.	39,523	228,838
Pennsylvania Real Estate Investment Trust	26,744	226,254
Pinnacle Financial Partners, Inc.*	15,589	221,676
Lexington Realty Trust	35,686	216,971
First Commonwealth Financial Corp.	43,895	204,112

 1

S&P SMALLCAP 600 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

South Financial Group, Inc.	290,185	$187,082
Stewart Information Services Corp.	15,442	174,186
Umpqua Holding Corp.	12,689	170,160
Hanmi Financial Corp.*	138,122	165,746
LaBranche & Company, Inc.*	56,899	161,593
United Community Banks, Inc.*	45,692	154,896
Cedar Shopping Centers, Inc.	20,627	140,264
Sterling Bancshares, Inc.	25,534	130,989
Selective Insurance Group, Inc.	7,699	126,649
Rewards Network, Inc.	9,721	122,873
First Midwest Bancorp, Inc.	10,342	112,624
East-West Bancorp, Inc.	6,280	99,224
Presidential Life Corp.	10,815	98,957
United Fire & Casualty Co.	5,293	96,491
Wintrust Financial Corp.	2,960	91,138
Colonial Properties Trust	7,508	88,069
SWS Group, Inc.	6,850	82,885
Sterling Bancorp	11,278	80,525
Safety Insurance Group, Inc.	2,087	75,612

Total Financials		5,000,885

HEALTH CARE 9.0%
AMN Healthcare Services, Inc.*	34,143	309,335
Molina Healthcare, Inc.*	13,434	307,235
Medcath Corp.*	34,158	270,190
Osteotech, Inc.*	80,952	259,046
Res-Care, Inc.*	22,009	246,501
Centene Corp.*	9,835	208,207
PharMerica Corp.*	12,145	192,863
Kendle International, Inc.*	10,277	188,172
AMERIGROUP Corp.*	5,005	134,935
Healthspring, Inc.*	6,680	117,635
Gentiva Health Services, Inc.*	3,140	84,811
Symmetry Medical, Inc.*	8,683	69,985

Total Health Care		2,388,915

INFORMATION TECHNOLOGY 7.3%
Ciber, Inc.*	140,850	485,933
Gerber Scientific, Inc.*	55,940	282,497
SYNNEX Corp.*	8,659	265,485
Heartland Payment Systems, Inc.	12,457	163,560
EMS Technologies, Inc.*	11,217	162,647
Black Box Corp.	5,613	159,072
Scansource, Inc.*	5,221	139,401

		Market
	Shares	Value

CTS Corp.	12,027	$115,700
Insight Enterprises, Inc.*	8,191	93,541
Digi International, Inc.*	8,327	75,942

Total Information Technology		1,943,778

ENERGY 6.9%
Basic Energy Services, Inc.*	51,387	457,344
Seahawk Drilling, Inc.*	16,192	364,968
Petroleum Development Corp.*	16,164	294,347
World Fuel Services Corp.	7,120	190,745
Matrix Service Co.*	16,496	175,682
Penn Virginia Corp.	8,158	173,684
Pioneer Drilling Co.*	11,948	94,389
Bristow Group, Inc.*	1,980	76,131

Total Energy		1,827,290

CONSUMER STAPLES 5.5%
Nash Finch Co.	7,458	276,617
Alliance One International, Inc.*	55,579	271,226
Spartan Stores, Inc.	18,239	260,635
Mannatech, Inc.	63,973	199,596
Central Garden and Pet Co. - Class A*	16,695	165,948
Great Atlantic & Pacific Tea Company, Inc*	10,903	128,546
United Natural Foods, Inc.*	3,690	98,671
Casey’s General Stores, Inc.	2,200	70,224

Total Consumer Staples		1,471,463

MATERIALS 4.9%
Olympic Steel, Inc.	8,144	265,332
A.M. Castle & Co.	19,069	261,055
Century Aluminum Co.*	13,160	213,060
A. Schulman, Inc.	7,628	153,933
OM Group, Inc.*	4,620	145,022
Quaker Chemical Corp.	4,569	94,304
Penford Corp.	10,495	91,202
Myers Industries, Inc.	8,125	73,937

Total Materials		1,297,845

UTILITIES 1.7%
Laclede Group, Inc.	3,671	123,970
Central Vermont Public Service Corp.	4,395	91,416

 2

S&P SMALLCAP 600 PURE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

CH Energy Group, Inc.	1,973	$83,892
Southwest Gas Corp.	2,880	82,166
New Jersey Resources Corp.	1,860	69,564

Total Utilities		451,008

Total Common Stocks (Cost $23,168,812)		26,581,720

	Face
	Amount
REPURCHASE AGREEMENTS † 0.5%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$49,145	49,145
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	40,264	40,264
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	34,129	34,129
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	11,842	11,842

Total Repurchase Agreements (Cost $135,380)		135,380

Total Investments 100.6% (Cost $23,304,192)		$26,717,100

Liabilities in Excess of Other Assets – (0.6)%		$(163,803)

Net Assets – 100.0%		$26,553,297

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 3

STRENGTHENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 95.3%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$22,133,956	$22,133,956
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	18,133,844	18,133,844
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	15,370,722	15,370,722
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10††	6,648,449	6,648,449
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	5,333,483	5,333,483

Total Repurchase Agreements (Cost $67,620,454)		67,620,454

Total Investments 95.3% (Cost $67,620,454)		$67,620,454

Other Assets in Excess of Liabilities – 4.7%		$3,370,246

Net Assets – 100.0%		$70,990,700

		Unrealized
	Contracts	Gain

Currency Futures Contracts Purchased (a)
March 2010 U.S.Dollar Index Futures Contracts (Aggregate Market Value of Contracts $95,713,150)	1,222	$2,018,947

(Total Aggregate Market Value of Contracts $95,713,150)
	Units
Equity Index Swap Agreements (b)
Goldman Sachs International February 2010 U.S. Dollar Index Swap, Terminating 02/25/10††† (Notional Market Value $45,561,462)	583,046	$1,150,557

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or portion of this security is pledged as currency index swap collateral at December 31, 2009.

†††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 1

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%(a)

Microsoft Corp.	98,532	$3,004,241
Apple, Inc.*	12,279	2,589,150
Google, Inc. — Class A*	4,080	2,529,518
International Business Machines Corp.	18,188	2,380,809
Cisco Systems, Inc.*	89,474	2,142,008
Oracle Corp.	84,019	2,061,826
Hewlett-Packard Co.	38,918	2,004,666
Intel Corp.	96,856	1,975,862
Qualcomm, Inc.	34,755	1,607,766
Visa, Inc.	16,442	1,438,017
Research In Motion Ltd.*	17,032	1,150,341
EMC Corp.*	62,128	1,085,376
Texas Instruments, Inc.	40,287	1,049,879
MasterCard, Inc.	4,087	1,046,190
Infosys Technologies Ltd. — SP ADR	18,377	1,015,697
Corning, Inc.	52,151	1,007,036
eBay, Inc.*	42,633	1,003,581
Dell, Inc.*	67,292	966,313
Yahoo!, Inc.*	53,021	889,692
Automatic Data Processing, Inc.	19,684	842,869
Applied Materials, Inc.	57,048	795,249
Adobe Systems, Inc.*	21,481	790,071
VMware, Inc.*	17,800	754,364
Motorola, Inc.*	96,256	746,947
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	61,874	707,839
Broadcom Corp. — Class A*	22,415	704,952
Symantec Corp.*	38,840	694,848
Juniper Networks, Inc.*	26,036	694,380
SAP AG — SP ADR	14,828	694,099
Activision Blizzard, Inc.*	61,694	685,420
Marvell Technology Group Ltd.*	32,347	671,200
Cognizant Technology Solutions Corp. — Class A*	14,730	667,269
Baidu, Inc. — SP ADR*	1,600	657,968
Western Union Co.	34,262	645,839
Nokia Oyj — SP ADR	49,657	638,093
CA, Inc.	27,285	612,821
NetApp, Inc.*	17,805	612,314
NVIDIA Corp.*	32,496	607,025
Agilent Technologies, Inc.*	19,387	602,354
Paychex, Inc.	19,463	596,346
Micron Technology, Inc.*	55,955	590,885
Salesforce.com, Inc.*	7,915	583,890
Western Digital Corp.*	12,936	571,124

		Market
	Shares	Value

Intuit, Inc.*	18,347	$563,436
Analog Devices, Inc.	17,527	553,503
Seagate Technology	30,307	551,284
Computer Sciences Corp.*	9,386	539,977
Fidelity National Information Services, Inc.	22,780	533,963
Amphenol Corp.	11,424	527,560
Citrix Systems, Inc.*	12,357	514,175
Telefonaktiebolaget LM Ericsson — SP ADR	54,343	499,412
Fiserv, Inc.*	10,287	498,714
BMC Software, Inc.*	12,424	498,202
SanDisk Corp.*	17,052	494,338
Accenture PLC — Class A	11,888	493,352
Check Point Software Technologies Ltd.*	14,397	487,770
SAIC, Inc.*	25,614	485,129
Xerox Corp.	57,193	483,853
Xilinx, Inc.	19,142	479,699
Linear Technology Corp.	15,648	477,890
Sun Microsystems, Inc.*	50,942	477,327
Altera Corp.	20,771	470,048
Advanced Micro Devices, Inc.*	48,467	469,161
McAfee, Inc.*	11,427	463,593
Harris Corp.	9,698	461,140
Maxim Integrated Products, Inc.	22,550	457,765
KLA-Tencor Corp.	12,497	451,892
Cree, Inc.*	8,003	451,129
Electronic Arts, Inc.*	25,267	448,489
Flextronics International Ltd.*	60,999	445,903
Amdocs, Ltd.*	15,577	444,412
Red Hat, Inc.*	14,373	444,126
Autodesk, Inc.*	17,472	443,964
Dolby Laboratories, Inc. — Class A*	9,085	433,627
Affiliated Computer Services, Inc. — Class A*	7,248	432,633
Microchip Technology, Inc.	14,487	420,992
Flir Systems, Inc.*	12,740	416,853
Teradata Corp.*	13,197	414,782
Lam Research Corp.*	10,399	407,745
VeriSign, Inc.*	16,721	405,317
Avnet, Inc.*	13,132	396,061
Nuance Communications, Inc.*	24,796	385,330
Global Payments, Inc.	7,090	381,867
F5 Networks, Inc.*	7,100	376,158
Akamai Technologies, Inc.*	14,839	375,872
LSI Logic Corp.*	62,370	374,844
ON Semiconductor Corp.*	41,600	366,496
Equinix, Inc.*	3,448	366,005
ANSYS, Inc.*	8,348	362,804
Hewitt Associates, Inc.*	8,494	358,956

 1

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

ASML Holding N.V.	10,349	$352,797
National Semiconductor Corp.	22,787	350,008
Lender Processing Services, Inc.	8,590	349,269
Sybase, Inc.*	7,900	342,860
Total System Services, Inc.	19,100	329,857

Total Common Stocks (Cost $55,967,981)		70,128,473

	Face
	Amount
REPURCHASE AGREEMENT† 0.7%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$459,285	459,285

Total Repurchase Agreement (Cost $459,285)		459,285

Total Investments 100.2% (Cost $56,427,266)		$70,587,758

Liabilities in Excess of Other Assets — (0.2)%		$(108,575)

Net Assets — 100.0%		$70,479,183

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR — American Depository Receipt.

 2

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.5%(a)

AT&T, Inc.	44,349	$1,243,103
Cisco Systems, Inc.*	47,469	1,136,408
Verizon Communications, Inc.	27,837	922,240
Qualcomm, Inc.	18,471	854,469
Research In Motion Ltd.*	9,053	611,440
American Tower Corp. — Class A*	9,289	401,378
Motorola, Inc.*	51,069	396,295
Juniper Networks, Inc.*	13,823	368,659
Crown Castle International Corp.*	8,254	322,236
CenturyTel, Inc.	8,786	318,141
Harris Corp.	5,166	245,643
NII Holdings, Inc. — Class B*	6,638	222,904
Vodafone Group PLC — SP ADR	9,164	211,597
Windstream Corp.	18,938	208,129
F5 Networks, Inc.*	3,781	200,317
SBA Communications Corp.*	5,568	190,203
Millicom International Cellular SA	2,490	183,687
Brocade Communications Systems, Inc.*	23,283	177,649
America Movil SAB de CV — SP ADR	3,540	166,309
MetroPCS Communications, Inc.*	21,688	165,479
3Com Corp.*	21,748	163,110
CommScope, Inc.*	5,750	152,548
Frontier Communications Corp.	19,439	151,819
Tellabs, Inc.*	25,105	142,596
Polycom, Inc.*	5,661	141,355
Nokia Oyj — SP ADR	10,551	135,580
JDS Uniphase Corp.*	16,130	133,073
Riverbed Technology, Inc.*	5,382	123,625
Arris Group, Inc.*	10,364	118,461
Leap Wireless International, Inc. — Class B*	6,584	115,549
ADTRAN, Inc.	5,105	115,118
Palm, Inc.*	11,197	112,418
Telefonaktiebolaget LM Ericsson — SP ADR	11,543	106,080
Blue Coat Systems, Inc.*	3,706	105,769
InterDigital, Inc.*	3,934	104,408
Ciena Corp.*	8,897	96,444
Emulex Corp.*	8,386	91,407
tw telecom, Inc.*	5,196	89,059
Neutral Tandem, Inc.*	3,850	87,588

		Market
	Shares	Value

ADC Telecommunications, Inc.*	12,192	$75,712
Telefonos de Mexico SA de CV — SP ADR	4,378	72,587
Clearwire Corp.*	10,390	70,236
Tekelec*	4,284	65,460
Comtech Telecommunications Corp.*	1,820	63,791
Telephone & Data Systems, Inc.	1,789	60,683
Plantronics, Inc.	2,107	54,740
Syniverse Holdings, Inc.*	3,034	53,034

Total Common Stocks (Cost $8,782,540)		11,348,536

RIGHTS 0.0%(a)
Clearwire Corp.* Expires 06/21/10	9,480	3,792

Total Rights (Cost $—)		3,792

	Face
	Amount
REPURCHASE AGREEMENT† 0.6%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$64,898	64,898

Total Repurchase Agreement (Cost $64,898)		64,898

Total Investments 100.1% (Cost $8,847,438)		$11,417,226

Liabilities in Excess of Other Assets — (0.1)%		$(8,667)

Net Assets — 100.0%		$11,408,559

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR— American Depository Receipt.

 1

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.0% (a)

United Parcel Service, Inc. — Class B	119,496	$6,855,486
Burlington Northern Santa Fe Corp.	53,480	5,274,198
Union Pacific Corp.	81,982	5,238,650
FedEx Corp.	57,124	4,766,998
Norfolk Southern Corp.	77,023	4,037,546
CSX Corp.	82,949	4,022,197
C.H. Robinson Worldwide, Inc.	49,682	2,917,824
Delta Air Lines, Inc.*	236,265	2,688,696
Ryanair Holdings PLC — SP ADR*	99,243	2,661,697
Southwest Airlines Co.	232,240	2,654,503
Expeditors International of Washington, Inc.	71,225	2,473,644
Hertz Global Holdings, Inc.*	177,116	2,111,223
J.B. Hunt Transport Services, Inc.	56,077	1,809,605
Kansas City Southern*	50,868	1,693,396
DryShips Inc.*	280,855	1,634,576
Canadian National Railway Co.	28,858	1,568,721
AMR Corp.*	192,960	1,491,581
Continental Airlines, Inc. — Class B*	80,684	1,445,857
UAL Corp.*	111,909	1,444,745
Canadian Pacific Railway Ltd.	25,799	1,393,146
Ryder System, Inc.	32,999	1,358,569
Landstar System, Inc.	32,726	1,268,787
Kirby Corp.*	35,729	1,244,441
Knight Transportation, Inc.	60,929	1,175,320
JetBlue Airways Corp.*	209,650	1,142,592
Con-way, Inc.	32,295	1,127,418
Avis Budget Group, Inc.*	82,330	1,080,170
Heartland Express, Inc.	70,631	1,078,535
Werner Enterprises, Inc.	54,179	1,072,202
Alaska Air Group, Inc.*	29,225	1,010,016
HUB Group, Inc. — Class A*	34,660	929,928
Old Dominion Freight Line, Inc.*	29,228	897,300
Allegiant Travel Co.*	18,695	881,843
Dollar Thrifty Automotive Group, Inc.*	31,110	796,727
AirTran Holdings, Inc.*	148,710	776,266
Genco Shipping & Trading Ltd.*	34,540	773,005
Arkansas Best Corp.	24,850	731,335
Eagle Bulk Shipping, Inc.*	102,100	505,395

Total Common Stocks (Cost $73,810,325)		76,034,138

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT†0.5%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$362,549	$362,549

Total Repurchase Agreement (Cost $362,549)		362,549

Total Investments 99.5% (Cost $74,172,874)		$76,396,687

Other Assets in Excess of Liabilities – 0.5%		$385,802

Net Assets – 100.0%		$76,782,489

*	Non-Income Producing Security

†	Collateralized by obligation of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs

(b)	Value determined based on Level 2 inputs

ADR — American Depository Receipt.

 1

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 60.2%(a)
Fannie Mae*
0.25% due 08/02/10	$50,000,000	$49,927,083
0.51% due 07/12/10	45,000,000	44,880,563
0.48% due 06/14/10	25,000,000	24,946,333
0.42% due 08/09/10	25,000,000	24,936,708
0.37% due 12/01/10	25,000,000	24,914,951
0.25% due 01/12/10	20,000,000	19,998,889
0.24% due 02/24/10	15,000,000	14,994,900
Farmer Mac**
0.60% due 06/11/10	26,200,000	26,131,007
0.65% due 07/15/10	25,000,000	25,000,000
Federal Farm Credit Bank**
0.01% due 01/25/10	50,000,000	49,999,708
0.39% due 05/17/10	25,000,000	24,963,979
0.50% due 06/02/10	25,000,000	24,948,264
0.48% due 05/03/10	20,000,000	19,968,267
Federal Home Loan Bank**
0.00% due 01/04/10	250,000,000	250,000,000
0.42% due 02/12/10	50,000,000	49,977,250
0.60% due 01/07/10	25,000,000	24,998,750
1.05% due 03/16/10	25,000,000	24,948,229
0.49% due 08/06/10	15,000,000	14,956,308
0.75% due 02/09/10	12,000,000	11,991,000
Freddie Mac*
0.17% due 06/07/10	25,000,000	24,981,820
0.43% due 05/17/10	20,000,000	19,968,228
0.73% due 02/08/10	10,000,000	9,992,903

Total Federal Agency Discount Notes (Cost $807,425,140)		807,425,140

FEDERAL AGENCY BONDS 6.1%(b)
Fannie Mae*
2.38% due 05/20/10	25,000,000	25,177,484
Federal Home Loan Bank**
0.48% due 10/25/10	25,410,000	25,421,060
0.85% due 12/03/10	15,000,000	15,066,293
1.12% due 06/30/10	15,000,000	15,048,410
Federal Home Loan Mortgage Corp.**
0.57% due 01/08/10	1,000,000	1,000,000

Total Federal Agency Bonds (Cost $81,713,247)		81,713,247

ASSET BACKED SECURITIES 0.0%(b)
Small Business Administration Pools #501927

	Face	Market
	Amount	Value

1.47% due 07/25/17[1]	$135,958	$137,241
#503303
0.74% due 04/25/21[1]	61,814	61,853
#503265
0.74% due 01/25/21[1]	39,549	39,450
#503152
0.86% due 11/25/20[1]	35,838	35,838
#503295
+0.74% due 04/25/21[1]	33,986	34,007

Total ASSET BACKED SECURITIES (Cost $308,389)		308,389

REPURCHASE AGREEMENTS† 25.7%(b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	124,878,309	124,878,309
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	102,309,940	102,309,940
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	86,720,592	86,720,592
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	30,091,159	30,091,159

Total Repurchase Agreements (Cost $344,000,000)		344,000,000

COMMERCIAL PAPER 6.3%(b)
Toyota Motor Credit Corp.
0.03% due 01/04/10	5,000,000	5,000,000
American Honda Finance Corp.
0.2% due 01/05/10	5,000,000	4,999,972
JPMorgan Chase & Co.
0.12% due 01/07/10	5,000,000	4,999,950
Abbott Laboratories
0.10% due 01/11/10	5,000,000	4,999,903
Royal Bank of Canada
0.10% due 01/12/10	5,000,000	4,999,889
The Coca-Cola Co.
0.11% due 01/13/10	5,000,000	4,999,862
Cargill Inc.
0.11% due 01/14/10	5,000,000	4,999,847
Southern Co. Funding Corp.
0.15% due 01/14/10	5,000,000	4,999,792
Glaxosmithkline Finance PLC
0.11% due 01/20/10	5,000,000	4,999,756
Nestle Capital Corp.
0.11% due 01/20/10	5,000,000	4,999,755

 1

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

Societe Generale
0.17% due 01/15/10	$5,000,000	$4,999,740
Goldman Sachs Group Inc.
0.11% due 01/20/10	5,000,000	4,999,725
General Reinsurance Corp.
0.13% due 01/21/10	5,000,000	4,999,717
FPL Group Capital Inc.
0.15% due 01/22/10	5,000,000	4,999,625
BNP Paribas Finance Inc.
0.12% due 01/29/10	5,000,000	4,999,583
Procter & Gamble International Funding
0.10% due 02/05/10	5,000,000	4,999,556
Swiss Re Treasury U.S. Corp.
0.19% due 01/29/20	5,000,000	4,999,340

Total Commercial Paper (Cost $84,996,012)		84,996,012

Total Investments 98.3% (Cost $1,318,442,788)		$1,318,442,788

Other Assets in Excess of Liabilities – 1.7%		$22,856,288

Net Assets – 100.0%		$1,341,299,076

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

1	Variable rate security. Rate indicated is effective at December 31, 2009.

(a)	Value determined based on Level 1 inputs.

 2

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

		Market
	Shares	Value

COMMON STOCKS 99.6%(a)

Exelon Corp.	40,063	$1,957,879
Southern Co.	53,594	1,785,752
Dominion Resources, Inc.	42,885	1,669,084
Duke Energy Corp.	95,268	1,639,562
FPL Group, Inc.	30,299	1,600,393
Public Service Enterprise Group, Inc.	42,650	1,418,113
American Electric Power Company, Inc.	40,615	1,412,996
PG&E Corp.	31,400	1,402,010
Entergy Corp.	16,489	1,349,460
Sempra Energy	23,115	1,293,978
FirstEnergy Corp.	27,764	1,289,638
Consolidated Edison, Inc.	27,000	1,226,610
PPL Corp.	37,292	1,204,905
Progress Energy, Inc.	28,559	1,171,205
Edison International	33,182	1,154,070
Xcel Energy, Inc.	50,755	1,077,529
AES Corp.*	76,637	1,020,038
DTE Energy Co.	21,868	953,226
Questar Corp.	22,364	929,671
Constellation Energy Group, Inc.	26,137	919,238
Ameren Corp.	31,875	890,906
Companhia Energetica de Minas Gerais — SP ADR	49,075	886,295
Wisconsin Energy Corp.	17,040	849,103
EQT Corp.	19,086	838,257
CenterPoint Energy, Inc.	56,930	826,054
NRG Energy, Inc.*	34,614	817,237
Oneok, Inc.	17,099	762,102
Calpine Corp.*	68,974	758,714
SCANA Corp.	19,987	753,110
Northeast Utilities	28,456	733,880
MDU Resources Group, Inc.	30,997	731,529
NiSource, Inc.	46,305	712,171
National Fuel Gas Co.	13,984	699,200
NSTAR	18,884	694,931
Allegheny Energy, Inc.	28,961	680,004
American Water Works Company, Inc.	30,258	678,082
Pepco Holdings, Inc.	39,559	666,569
OGE Energy Corp.	17,926	661,469
Pinnacle West Capital Corp.	18,073	661,110
CMS Energy Corp.	42,053	658,550
TECO Energy, Inc.	39,617	642,588
Alliant Energy Corp.	21,167	640,513
Energen Corp.	13,564	634,795
DPL, Inc.	22,830	630,108

		Market
	Shares	Value

Integrys Energy Group, Inc.	14,747	$619,227
NV Energy, Inc.	48,121	595,738
AGL Resources, Inc.	15,900	579,873
Atmos Energy Corp.	19,463	572,212
ITC Holdings Corp.	10,850	565,177
UGI Corp.	23,027	557,023
Great Plains Energy, Inc.	28,676	556,028
Aqua America, Inc.	30,837	539,956
Westar Energy, Inc.	24,461	531,538
Mirant Corp.*	33,352	509,285
RRI Energy, Inc.*	87,950	503,074
Vectren Corp.	19,835	489,528
Piedmont Natural Gas Co.	18,292	489,311
Hawaiian Electric Industries, Inc.	23,277	486,489
Nicor, Inc.	11,282	474,972
Cleco Corp.	16,541	452,066
WGL Holdings, Inc.	13,410	449,771
New Jersey Resources Corp.	11,630	434,962
IDACORP, Inc.	13,581	433,913
Portland General Electric Co.	21,044	429,508
South Jersey Industries, Inc.	9,737	371,759
Unisource Energy Corp.	11,490	369,863
PNM Resources, Inc.	28,662	362,574

Total Common Stocks (Cost $50,883,973)		55,356,481

	Face
	Amount
REPURCHASE AGREEMENT† 0.4%(b)

Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10	$233,156	233,156

Total Repurchase Agreement (Cost $233,156)		233,156

Total Investments 100.0% (Cost $51,117,129)		$55,589,637

Other Assets in Excess of Liabilities — 0.0%		$17,887

Net Assets — 100.0%		$55,607,524

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

ADR — American Depository Receipt.

 1

WEAKENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 100.3% (b)
HSBC Group issued 12/31/09 at 0.00% due 01/04/10	$21,997,158	$21,997,158
Morgan Stanley issued 12/31/09 at 0.00% due 01/04/10	18,021,768	18,021,768
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	15,275,724	15,275,724
Deutsche Bank issued 12/31/09 at 0.00% due 01/04/10	5,300,520	5,300,520
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10 ††	2,756,974	2,756,974

Total Repurchase Agreements (Cost $63,352,144)		63,352,144

Total Investments 100.3% (Cost $63,352,144)		$63,352,144

Liabilities in Excess of Other Assets – (0.3)%		$(213,281)

Net Assets – 100.0%		$63,138,863

		Unrealized
	Contracts	Loss

Currency Futures Contracts Sold Short (a)
March 2010 U.S. Dollar Index
Futures Contracts (Aggregate Market Value of Contracts $114,276,175)	1,459	$(3,002,045)

	Units
Equity Index Swap Agreement Sold Short(b)
Goldman Sachs International February 2010 U.S. Dollar Index
Swap, Terminating 02/25/10††† (Notional Market Value $11,939,022)	152,783	$(232,715)

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as currency index swap collateral at December 31, 2009.

†††	Total Return based on U.S. Dollar Index +/- financing at a variable rate

(a)	Value determined based on Level 1 inputs.

(b)	Value determined based on Level 2 inputs.

 1

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at their last bid price for twice a day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00pm price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act. Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, usually 4:00 p.m. on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds, if any, and distributions of net realized capital gains in all Funds, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.
F. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
G. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
H. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. At December 31, 2009, none of the Funds held forward currency contracts.
K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
In accordance with U.S. generally accepted accounting principles fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets as of December 31, 2009:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Investments	Investments
Fund	In Securities	Instruments*	In Securities	In Securities*	In Securities	Total
Assets
All-Asset Conservative Strategy Fund	$14,614,959	$—	$1,123,555	$—	$—	$15,738,514
All-Asset Moderate Strategy Fund	35,462,139	—	1,704,932	—	—	37,167,071
All-Asset Aggressive Strategy Fund	15,919,249	—	336,596	—	—	16,255,845
All-Cap Opportunity Fund	199,163,357	—	2,772,785	—	—	201,936,142
International Opportunity Fund	14,821,822	—	18,630,684	317,584	—	33,770,090
Alternative Strategies Allocation Fund	38,257,340	—	—	—	—	38,257,340
Global 130/30 Strategy Fund	17,976,192	—	2,288,269	—	—	20,264,461
Global Market Neutral Fund	18,216,838	—	1,137,230	—	—	19,354,068
Nova Fund	51,534,041	35,601	24,586,803	1,093,559	—	77,250,004
S&P 500 Strategy Fund	133,778,188	27,032	3,351,128	31,919	—	137,188,267
Inverse S&P 500 Strategy Fund	—	—	239,286,150	—	—	239,286,150
NASDAQ-100® Fund	557,931,218	—	32,677,438	92,015	—	590,700,671
Inverse NASDAQ-100® Strategy Fund	—	—	23,072,122	—	—	23,072,122
Mid-Cap 1.5x Strategy Fund	11,511,880	—	11,824,974	658,163	—	23,995,017
Inverse Mid-Cap Strategy Fund	—	836	4,148,599	—	—	4,149,435
Russell 2000® 1.5x Strategy Fund	16,153,773	40,530	9,686,889	907,385	—	26,788,577
Russell 2000® Strategy Fund	9,811,263	—	4,851,825	48,967	—	14,712,055
Inverse Russell 2000® Strategy Fund	—	—	20,600,365	—	—	20,600,365
S&P 500 Pure Growth Fund	54,091,026	—	401,878	—	—	54,492,904
S&P 500 Pure Value Fund	25,136,446	—	—	—	—	25,136,446
S&P MidCap 400 Pure Growth Fund	48,191,924	—	331,374	—	—	48,523,298
S&P MidCap 400 Pure Value Fund	36,265,937	—	129,009	—	—	36,394,946
S&P SmallCap 600 Pure Growth Fund	22,709,096	—	296,173	—	—	23,005,269
S&P SmallCap 600 Pure Value Fund	26,581,720	—	135,380	—	—	26,717,100
Europe 1.25x Strategy Fund	16,986,580	137,657	—	—	—	17,124,237
Japan 2x Strategy Fund	—	142,567	4,878,881	—	—	5,021,448
Strengthening Dollar 2x Strategy Fund	—	2,018,947	67,620,454	1,150,557	—	70,789,957
Weakening Dollar 2x Strategy Fund	—	—	63,352,144	—	—	63,352,144
Real Estate Fund	35,221,138	—	33,018	—	—	35,254,156
High Yield Strategy Fund	—	—	18,874,692	1,236,339	—	20,111,031
Inverse High Yield Strategy Fund	—	91,031	7,131,262	456,192	—	7,678,485
Government Long Bond 1.2x Strategy Fund	71,354,169	—	4,033,965	—	—	75,388,134
Inverse Government Long Bond Strategy Fund	—	18,538,797	841,512,788	—	—	860,051,585
U.S. Government Money Market Fund	—	—	1,318,442,788	—	—	1,318,442,788
Banking Fund	7,169,358	—	35,711	—	—	7,205,069
Basic Materials Fund	85,364,287	—	69,664	—	—	85,433,951
Biotechnology Fund	58,028,871	—	420,366	—	—	58,449,237
Consumer Products Fund	182,434,346	—	516,055	—	—	182,950,401
Electronics Fund	95,507,628	—	525,161	—	—	96,032,789
Energy Fund	65,560,884	—	579,385	—	—	66,140,269
Energy Services Fund	86,764,374	—	587,790	—	—	87,352,164
Financial Services Fund	26,277,126	—	102,017	—	—	26,379,143
Health Care Fund	191,235,224	—	1,032,718	—	—	192,267,942
Internet Fund	26,331,717	—	120,546	—	—	26,452,263
Leisure Fund	3,901,337	—	—	—	—	3,901,337
Precious Metals Fund	312,131,728	—	3,138,506	—	—	315,270,234

SS

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Investments	Investments
Fund	In Securities	Instruments*	In Securities	In Securities*	In Securities	Total
Retailing Fund	7,578,611	—	39,991	—	—	7,618,602
Technology Fund	70,128,473	—	459,285	—	—	70,587,758
Telecommunications Fund	11,352,328	—	64,898	—	—	11,417,226
Transportation Fund	76,034,138	—	362,549	—	—	76,396,687
Utilities Fund	55,356,481	—	233,156	—	—	55,589,637

Liabilities
All-Asset Conservative Strategy Fund	$—	$—	$—	$—	$—	$—
All-Asset Moderate Strategy Fund	—	—	—	—	—	—
All-Asset Aggressive Strategy Fund	—	—	—	—	—	—
All-Cap Opportunity Fund	—	—	—	—	—	—
International Opportunity Fund	—	—	—	—	—	—
Alternative Strategies Allocation Fund	—	—	—	—	—	—
Global 130/30 Strategy Fund	3,925,207	—	—	—	—	3,925,207
Global Market Neutral Fund	17,702,658	—	—	—	—	17,702,658
Nova Fund	—	—	—	—	—	—
S&P 500 Strategy Fund	—	—	—	—	—	—
Inverse S&P 500 Strategy Fund	—	1,074,682	—	2,920,781	—	3,995,463
NASDAQ-100® Fund	—	24,651	—	—	—	24,651
Inverse NASDAQ-100® Strategy Fund	—	34,583	—	921,375	—	955,958
Mid-Cap 1.5x Strategy Fund	—	100,635	—	—	—	100,635
Inverse Mid-Cap Strategy Fund	—	—	—	187,657	—	187,657
Russell 2000® 1.5x Strategy Fund	—	—	—	—	—	—
Russell 2000® Strategy Fund	—	26,748	—	—	—	26,748
S&P 500 Pure Growth Fund	—	—	—	—	—	—
S&P 500 Pure Value Fund	—	—	—	—	—	—
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—	—
Europe 1.25x Strategy Fund	—	—	—	—	—	—
Japan 2x Strategy Fund	—	—	—	252,423	—	252,423
Strengthening Dollar 2x Strategy Fund	—	—	—	—	—	—
Weakening Dollar 2x Strategy Fund	—	3,002,045	—	232,715	—	3,234,760
Real Estate Fund	—	—	—	—	—	—
High Yield Strategy Fund	—	127,202	—	—	—	127,202
Inverse High Yield Strategy Fund	—	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	752,361	—	—	—	752,361
Inverse Government Long Bond Strategy Fund	316,295,031	—	—	—	—	316,295,031
U.S. Government Money Market Fund	—	—	—	—	—	—
Banking Fund	—	—	—	—	—	—
Basic Materials Fund	—	—	—	—	—	—
Biotechnology Fund	—	—	—	—	—	—
Consumer Products Fund	—	—	—	—	—	—
Electronics Fund	—	—	—	—	—	—
Energy Fund	—	—	—	—	—	—
Energy Services Fund	—	—	—	—	—	—
Financial Services Fund	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Investments	Investments
Fund	In Securities	Instruments*	In Securities	In Securities*	In Securities	Total
Internet Fund	—	—	—	—	—	—
Leisure Fund	—	—	—	—	—	—
Precious Metals Fund	—	—	—	—	—	—
Retailing Fund	—	—	—	—	—	—
Technology Fund	—	—	—	—	—	—
Telecommunications Fund	—	—	—	—	—	—
Transportation Fund	—	—	—	—	—	—
Utilities Fund	—	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of adopting of FAS 157-4 on the Funds and has determined that there is no impact to the financial statement disclosures.
New Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.
Name Changes
Effective May 1, 2009, the Absolute Return Strategies Fund, the International Rotation Fund, and the Sector Rotation Fund, changed their Fund names to Multi-Hedge Strategies Fund, International Opportunity Fund, and All-Cap Opportunity Fund, respectively. The name change did not have any impact on the Funds’ investment objectives, tickers and CUSIPS.
Subsequent Events
Management has evaluated events or transactions that may have occurred since December 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through February 25, 2010, the data the financial statements were available to be issued.
On February 15, 2010, Security Benefit Mutual Holding Company (“SBMHC”), the parent company of Security Benefit Corporation (“SBC”) and the ultimate parent company of Rydex Investments, entered into a Purchase and Sale Agreement whereby Guggenheim SBC Holdings LLC (“Guggenheim Holdings”) will, subject to regulatory approval, policyholder approval and approval by the shareholders of the mutual funds and exchange traded funds sponsored by affiliates of SBMHC, purchase all of the issued and outstanding stock of SBC (the “SBC Purchase Transaction”). The SBC Purchase Transaction would result in a change of control of Rydex investments whereby SBC and its subsidiaries would be wholly-owned by Guggenheim Holdings. If the SBC Purchase Transaction does not close, other than as a result of a breach by Guggenheim Holdings or for certain other reasons, then SBC will sell its asset management business to Guggenheim Holdings, which would include Rydex Investments and would result in a change of control of Rydex Investments. The sale of SBC’s asset management business, like the SBC Purchase Transaction, would be subject to regulatory approval and approval by the shareholders of the mutual funds and exchange traded funds sponsored by affiliates of SBMHC.

Item 2. Controls and Procedures.
(a) Based on their evaluation on February 25, 2010, the Vice President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b) There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Vice President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

EX.-3(i)
CERTIFICATIONS
I, Mike Byrum, certify that:
1. I have reviewed this report on Form N-Q of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: February 25, 2010

/s/ Mike Byrum
Mike Byrum
Vice President

EX.-3(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-Q of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: February 25, 2010

/s/ Nick Bonos
Nick Bonos
Vice President & Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Rydex Series Funds

By (Signature and Title)*   /s/ Mike Byrum

Mike Byrum, Vice President
Date February 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*   /s/ Mike Byrum

Mike Byrum, Vice President
Date February 25, 2010
By (Signature and Title)*   /s/ Nick Bonos

Nick Bonos, Vice President & Treasurer
Date February 25, 2010
* Print the name and title of each signing officer under his or her signature.